  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 31, 1998
                                               SECURITIES ACT FILE NO. 333-15265
                                        INVESTMENT COMPANY ACT FILE NO. 811-7899
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ----------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [_]
                          PRE-EFFECTIVE AMENDMENT NO.                        [_]
                                                                             [X]
                      POST-EFFECTIVE AMENDMENT NO. 2
                                     AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [_]
                                                                             [X]
                              AMENDMENT NO. 3
                       (CHECK APPROPRIATE BOX OR BOXES.)

                               ----------------

                        MERRILL LYNCH INDEX FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                      P.O. BOX 9011
                  PRINCETON, NEW JERSEY                08543-9011
         (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)      (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (609) 282-2800

                                 ARTHUR ZEIKEL
                   BOX 9011, PRINCETON, NEW JERSEY 08543-9011
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               ----------------

                                   Copies to:

        COUNSEL FOR THE FUND:                   PHILIP L. KIRSTEIN, ESQ.
       JOEL H. GOLDBERG, ESQ.             MERRILL LYNCH ASSET MANAGEMENT, L.P.
    SHEREFF, FRIEDMAN, HOFFMAN &                     P.O. BOX 9011
            GOODMAN, LLP                    PRINCETON, NEW JERSEY 08543-9011
919 THIRD AVENUE, NEW YORK, NEW YORK
                10022

                               ----------------

            It is proposed that this filing become effective:
                    [X] immediately upon filing pursuant to paragraph (b), or
                    [_] 60 days after filing pursuant to paragraph (a), or
                    [_] on (date) pursuant to paragraph (b), or
                    [_] on (date) pursuant to paragraph (a) of Rule 485

  MERRILL LYNCH INDEX TRUST HAS ALSO EXECUTED THIS REGISTRATION STATEMENT

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        MERRILL LYNCH INDEX FUNDS, INC.

                      REGISTRATION STATEMENT ON FORM N-1A

                             CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 481(A))

 N-
 1A ITEM NO.                                         LOCATION IN PROSPECTUS
 -----------                                         ----------------------
 PART A
  Item  1.   Cover Page...................   Cover Page
  Item  2.   Synopsis.....................   Fee Table
  Item  3.   Condensed Financial
              Information.................   Not Applicable
  Item  4.   General Description of
              Registrant..................   Investment Objectives and Policies;
                                              Management of the Fund; Other
                                              Investment Policies and Practices;
                                              Additional Information
  Item  5.   Management of the Fund.......   Fee Table; Management of the Fund
  Item  5A.  Management's Discussion of
              Fund Performance............   Not Applicable
  Item  6.   Capital Stock and Other
              Securities..................   Additional Information
  Item  7.   Purchase of Securities Being
              Offered.....................   Purchase of Shares; Additional
                                              Information
  Item  8.   Redemption or Repurchase.....   Fee Table; Redemption of Shares
  Item  9.   Pending Legal Proceedings....   Not Applicable
 PART B
  Item 10.   Cover Page...................   Cover Page
  Item 11.   Table of Contents............   Back Cover Page
  Item 12.   General Information and
              History.....................   Not Applicable
  Item 13.   Investment Objectives and
              Policies....................   Investment Objectives and Policies
  Item 14.   Management of the Fund.......   Management of the Funds
  Item 15.   Control Persons and Principal
              Holders of Securities.......   Not Applicable
  Item 16.   Investment Advisory and Other
              Services....................   Management of the Funds; Purchase of
                                              Shares; Additional Information
  Item 17.   Brokerage Allocation.........   Brokerage
  Item 18.   Capital Stock and Other
              Securities..................   Additional Information
  Item 19.   Purchase, Redemption and
              Pricing of Securities Being
              Offered.....................   Purchase of Shares; Redemption of
                                              Shares; Determination of Net Asset
                                              Value; Shareholder Services
  Item 20.   Tax Status...................   Dividends and Distributions; Taxes
  Item 21.   Underwriters.................   Purchase of Shares
  Item 22.   Calculations of Performance
              Data........................   Performance Data
  Item 23.   Financial Statements.........   Financial Statements
 PART C

  Information required to be included is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS

MARCH 31, 1998

                        MERRILL LYNCH INDEX FUNDS, INC.
  P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011 . PHONE NO. (609) 282-2800

                               ----------------

  Merrill Lynch Index Funds, Inc. (the "Corporation") currently consists of four portfolios or series: Merrill Lynch S&P 500 Index Fund ("S&P 500 Index Fund"), Merrill Lynch Small Cap Index Fund ("Small Cap Index Fund"), Merrill Lynch Aggregate Bond Index Fund ("Aggregate Bond Index Fund") and Merrill Lynch International Index Fund ("International Index Fund") (collectively, the "Funds," and each, a "Fund"). Each Fund is a non-diversified mutual fund whose investment objective is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of a securities index that has been selected as a proxy for the performance of a selected market segment. The index is subject to change if, in the Directors' judgment, a different index would serve as a better proxy for such market segment. Each Fund will seek to achieve its objective by investing all of its assets in the series (collectively, the "Series," and each, a "Series") of Merrill Lynch Index Trust (the "Trust") that has the same investment objective as the Fund. Each Fund's investment experience will correspond directly to the investment experience of the respective Series in which it invests. There can be no assurance that the investment objectives of the Funds will be achieved. For more information on the Funds' and the Series' investment objectives and policies, see "Investment Objectives and Policies" on page 6.

                               ----------------

  Each Fund offers two classes of shares, Class A shares and Class D shares. Class A shares of each Fund are offered at a price equal to the next determined net asset value per share without the imposition of any front-end or deferred sales charge, and are not subject to any ongoing account maintenance or distribution fee. Distribution of Class A shares of each Fund is limited to certain eligible investors. Class D shares of each Fund are offered at a price equal to the next determined net asset value per share without the imposition of any front-end or deferred sales charge and are not subject to any ongoing distribution fee, but are subject to an ongoing account maintenance fee at an annual rate of 0.25% of average daily net assets.

                               ----------------

  Shares may be purchased directly from Merrill Lynch Funds Distributor, Inc. (the "Distributor"), P.O. Box 9081, Princeton, New Jersey 08543-9081 (609) 282-2800, which has entered into a dealer agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"). Shareholders may redeem their shares at any time at the next determined net asset value. The minimum initial purchase is $1,000 and the minimum subsequent purchase is $50, except that for retirement plans the minimum initial investment is $100 and the minimum subsequent purchase is $1 and for participants in certain fee-based programs the minimum initial purchase is $500 and the minimum subsequent purchase is $50. Merrill Lynch may charge its customers a processing fee (presently $5.35) for confirming purchases and repurchases. Purchases and redemptions made directly through Merrill Lynch Financial Data Services, Inc. (the "Transfer Agent") are not subject to processing fees. See "Purchase of Shares" and "Redemption of Shares."

                               ----------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
      AND EXCHANGE  COMMISSION NOR  HAS THE  COMMISSION PASSED  UPON THE
         ACCURACY   OR   ADEQUACY  OF   THIS   PROSPECTUS.  ANY
            REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               ----------------

  This Prospectus is a concise statement of information about the Funds that is relevant to making an investment in the Funds. This Prospectus should be retained for future reference. A statement containing additional information about the Funds, dated March 31, 1998 (the "Statement of Additional Information"), has been filed with the Securities and Exchange Commission and is available, without charge, by calling or by writing the Funds at the above telephone number or address. The Commission maintains a website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information about the Fund. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.

                               ----------------

                MERRILL LYNCH ASSET MANAGEMENT, L.P.--MLAM
              MERRILL LYNCH FUNDS DISTRIBUTOR, INC.--DISTRIBUTOR

                                   FEE TABLE

  The following table provides a general comparison of expenses, both recurring and non-recurring, relating to shares of the Funds and the Series. For purposes of this table, expenses allocated from the Series in which each Fund invests are treated as if they were expenses of that Fund, since that is their practical effect. It is expected that there will be little duplication of expenses by the Funds and the Series, and that, accordingly, the combined per share expenses of each Fund and corresponding Series should not be significantly greater than the expenses of each Fund alone would be if, instead of investing in shares of the Series, the Fund retained an investment adviser and invested directly in the types of securities held by the Series.
                                 CLASS A SHARES

                               S&P 500   SMALL CAP  AGGREGATE BOND INTERNATIONAL
                              INDEX FUND INDEX FUND   INDEX FUND    INDEX FUND
                              ---------- ---------- -------------- -------------
SHAREHOLDER TRANSACTION
 EXPENSES:
 Maximum Sales Charge
  Imposed on Purchases......     None       None         None           None
 Sales Charge Imposed on
  Dividend Reinvestment.....     None       None         None           None
 Deferred Sales Charge......     None       None         None           None
 Redemption Fee.............     None       None         None           None
 Exchange Fee...............     None       None         None           None
ANNUAL FUND OPERATING
 EXPENSES (AS A PERCENTAGE
 OF AVERAGE
 NET ASSETS):
 Investment Advisory
  Fees(a)...................     0.05 %     0.08 %       0.06 %         0.11 %
 Other Expenses(b):
 Administrative Fees(c).....     0.20 %     0.22 %       0.14 %         0.24 %
 Other (expenses of the
  Funds and the Series)(d)..     0.32 %     0.70 %       0.32 %         0.75 %
                                -----      -----        -----          -----
  Total Other Expenses......     0.52 %     0.92 %       0.46 %         0.99 %
                                -----      -----        -----          -----
 Reimbursement of
  Expenses(e)...............    (0.17)%    (0.48)%      (0.17)%        (0.24)%
                                -----      -----        -----          -----
 Total Operating Expenses of
  the Funds and the Series..     0.40 %     0.52 %       0.35 %         0.86 %
                                =====      =====        =====          =====
                                 CLASS D SHARES
                               S&P 500   SMALL CAP  AGGREGATE BOND INTERNATIONAL
                              INDEX FUND INDEX FUND   INDEX FUND    INDEX FUND
                              ---------- ---------- -------------- -------------
SHAREHOLDER TRANSACTION
 EXPENSES:
 Maximum Sales Charge
  Imposed on Purchases......     None       None         None           None
 Sales Charge Imposed on
  Dividend Reinvestment.....     None       None         None           None
 Deferred Sales Charge......     None       None         None           None
 Redemption Fee.............     None       None         None           None
 Exchange Fee...............     None       None         None           None
ANNUAL FUND OPERATING
 EXPENSES (AS A PERCENTAGE
 OF AVERAGE
 NET ASSETS):
 Investment Advisory
  Fees(a)...................     0.05 %     0.08 %       0.06 %         0.11 %
 Rule 12b-1 Account
  Maintenance Fees: ........     0.25 %     0.25 %       0.25 %         0.25 %
 Other Expenses(b):
 Administrative Fees(c).....     0.20 %     0.22 %       0.14 %         0.24 %
 Other (expenses of the
  Funds and the Series)(d)..     0.32 %     0.70 %       0.32 %         0.75 %
                                -----      -----        -----          -----
  Total Other Expenses......     0.52 %     0.92 %       0.46 %         0.99 %
                                -----      -----        -----          -----
 Reimbursement of
  Expenses(e)...............    (0.17)%    (0.48)%      (0.17)%        (0.24)%
                                -----      -----        -----          -----
 Total Operating Expenses of
  the Funds and the Series..     0.65 %     0.77 %       0.60 %         1.11 %
                                =====      =====        =====          =====

--------

(a) Paid by the Series of the Trust. See "Management of the Funds--Expenses"-- page 21.

(b) Information under "Other Expenses" is based on estimated amounts through the end of a Series' and a Fund's first full fiscal year.

(c) Paid by the Funds. See "Management of the Funds--Expenses"--page 21.

(d) Includes fees of the Transfer Agent. See "Management of the Funds--Transfer Agency Services"--page 22.
                                         (footnotes continued on following page)

(e) Merrill Lynch Asset Management, L.P. ("MLAM") anticipates voluntarily reimbursing or waiving a portion of the management, administrative and other expenses, if applicable. MLAM may discontinue or reduce such reimbursement or waiver at any time without notice. Absent such reimbursement or waiver, the total operating expenses of the Funds and the Series are shown below.

                                 CLASS A SHARES

       S&P 500           Small Cap              Aggregate Bond             International
      Index Fund         Index Fund               Index Fund                Index Fund
      ----------         ----------             --------------             -------------
        0.57%              1.00%                    0.52%                      1.10%

                                 CLASS D SHARES

       S&P 500           Small Cap              Aggregate Bond             International
      Index Fund         Index Fund               Index Fund                Index Fund
      ----------         ----------             --------------             -------------
        0.82%              1.25%                    0.77%                      1.35%

EXAMPLE:

  An investor would pay the following expenses on a $1,000 investment assuming
(1) the Total Operating Expenses in respect of each class of shares of each Fund as set forth on page 2, (2) a 5% annual return throughout the period and
(3) redemption at the end of:

Class A Shares

                               S&P 500   SMALL CAP  AGGREGATE BOND INTERNATIONAL
                              INDEX FUND INDEX FUND   INDEX FUND    INDEX FUND
                              ---------- ---------- -------------- -------------
  One year...................    $ 4        $ 5          $ 4            $ 9
  Three years................    $13        $17          $11            $27
Class D Shares
                               S&P 500   SMALL CAP  AGGREGATE BOND INTERNATIONAL
                              INDEX FUND INDEX FUND   INDEX FUND    INDEX FUND
                              ---------- ---------- -------------- -------------
  One year...................    $ 7        $ 8          $ 6            $11
  Three years................    $21        $25          $19            $35

  The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder in each class of each Fund will bear directly or indirectly. The expenses set forth under "Other Expenses" are based on estimated amounts through the end of a Series' and a Fund's first full fiscal year.

  The example set forth above assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission regulations. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATE OF RETURN, AND ACTUAL EXPENSES OR ANNUAL RATE OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR PURPOSES OF THE EXAMPLE. Merrill Lynch may charge its customers a processing fee (presently $5.35) for confirming purchases and repurchases. Purchases and redemptions directly through the Funds' transfer agent are not subject to the processing fee. See "Purchase of Shares" and "Redemption of Shares."

                              FINANCIAL HIGHLIGHTS

  The financial information in the tables below for the fiscal period April 3, 1997 (commencement of operations) to December 31, 1997 for the S&P 500 Index Fund and the Aggregate Bond Index Fund, and for the fiscal period April 9, 1997 (commencement of operations) to December 31, 1997 for the Small Cap Index Fund and the International Index Fund has been audited in conjunction with the annual audits of the financial statements of the Funds by Deloitte & Touche LLP, independent auditors. Further information about the performance of the Funds is contained in the Funds' most recent annual report to shareholders which may be obtained, without charge, by calling or writing the Funds at the telephone number or address on the front cover of this Prospectus.

  The following per share data and ratios have been derived from information provided in the Funds' audited financial statements.

                                  S&P 500 INDEX FUND                 SMALL CAP INDEX FUND
                          ----------------------------------- -----------------------------------
                               CLASS A           CLASS D           CLASS A           CLASS D
                          ----------------- ----------------- ----------------- -----------------
                           FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD
                          APRIL 3, 1997+ TO APRIL 3, 1997+ TO APRIL 9, 1997+ TO APRIL 9, 1997+ TO
                          DECEMBER 31, 1997 DECEMBER 31, 1997 DECEMBER 31, 1997 DECEMBER 31, 1997
                          ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
 NET ASSET VALUE:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of period....      $  10.00          $  10.00           $ 10.00           $ 10.00
                              --------          --------           -------           -------
Investment income--net..           .11               .11               .10               .09
Realized and unrealized
 gain on investments
 from the Series--net...          2.97              2.95              2.60              2.60
                              --------          --------           -------           -------
Total from investment
 operations.............          3.08              3.06              2.70              2.69
                              --------          --------           -------           -------
LESS DIVIDENDS AND
 DISTRIBUTIONS:
 Investment income--net.          (.11)             (.10)             (.10)             (.09)
 In excess of investment
  income--net...........           --                --                --  +++           --  +++
 Realized gain on
  investments from the
  Series--net...........          (.42)             (.42)             (.32)             (.32)
                              --------          --------           -------           -------
Total dividends and dis-
 tributions.............          (.53)             (.52)             (.42)             (.41)
                              --------          --------           -------           -------
Net asset value, end of
 period.................      $  12.55          $  12.54           $ 12.28           $ 12.28
                              ========          ========           =======           =======
TOTAL INVESTMENT RETURN:
Based on net asset value
 per share..............         30.80%#           30.53%#           27.04%#           26.87%#
                              ========          ========           =======           =======
RATIOS TO AVERAGE NET
 ASSETS:
Expenses, net of
 reimbursement++........           .40%*             .65%*             .52%*             .77%*
                              ========          ========           =======           =======
Expenses++..............           .57%*             .82%*            1.00%*            1.25%*
                              ========          ========           =======           =======
Investment income--net..          1.71%*            1.47%*            1.45%*            1.20%*
                              ========          ========           =======           =======
SUPPLEMENTAL DATA:
Net assets, end of
 period (in thousands)..      $445,016          $157,567           $26,478           $38,778
                              ========          ========           =======           =======

--------
  * Annualized.
  + Commencement of Operations.
 ++ Includes the Fund's share of the Series' allocated expenses.

+++ Amount is less than $.01 per share.
 # Aggregate total investment return.

                     FINANCIAL HIGHLIGHTS--(CONCLUDED)

                               AGGREGATE BOND INDEX FUND           INTERNATIONAL INDEX FUND
                          ----------------------------------- -----------------------------------
                               CLASS A           CLASS D           CLASS A           CLASS D
                          ----------------- ----------------- ----------------- -----------------
                           FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD
                          APRIL 3, 1997+ TO APRIL 3, 1997+ TO APRIL 9, 1997+ TO APRIL 9, 1997+ TO
                          DECEMBER 31, 1997 DECEMBER 31, 1997 DECEMBER 31, 1997 DECEMBER 31, 1997
                          ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
 NET ASSET VALUE:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of period....      $  10.00           $ 10.00          $  10.00           $ 10.00
                              --------           -------          --------           -------
Investment income--net..           .48               .46               .10               .15
Realized and unrealized
 gain on investments and
 foreign currency
 transactions from the
 Series--net............           .45               .45               .75               .67
                              --------           -------          --------           -------
Total from investment
 operations.............           .93               .91               .85               .82
                              --------           -------          --------           -------
Less dividends and
 distributions:
 Investment income--net.          (.48)             (.46)             (.12)             (.10)
 In excess of investment
  income--net...........           --                --               (.02)             (.01)
 Realized gain on
  investments from the
  Series--net...........          (.03)             (.03)             (.15)             (.15)
 In excess of realized
  gain on investments
  from the Series--net..           -- +++            -- +++            --                --
                              --------           -------          --------           -------
Total dividends and
 distributions..........          (.51)             (.49)             (.29)             (.26)
                              --------           -------          --------           -------
Net asset value, end of
 period.................      $  10.42           $ 10.42          $  10.56           $ 10.56
                              ========           =======          ========           =======
TOTAL INVESTMENT RETURN:
Based on net asset value
 per share..............          9.49%#            9.29%#            8.45%#            8.22%#
                              ========           =======          ========           =======
RATIOS TO AVERAGE NET
 ASSETS:
Expenses, net of
 reimbursement++........           .35%*             .60%*             .86%*            1.11%*
                              ========           =======          ========           =======
Expenses++..............           .52%*             .77%*            1.10%*            1.35%*
                              ========           =======          ========           =======
Investment income--net..          6.22%*            5.98%*            1.64%*            1.67%*
                              ========           =======          ========           =======
SUPPLEMENTAL DATA:
Net assets, end of
 period (in thousands)..      $251,140           $56,134          $115,190           $20,536
                              ========           =======          ========           =======

--------
  * Annualized.
  + Commencement of Operations.
 ++ Includes the Fund's share of the Series' allocated expenses.

+++ Amount is less than $.01 per share.

 # Aggregate total investment return.

                       INVESTMENT OBJECTIVES AND POLICIES

  The Corporation currently consists of four series: S&P 500 Index Fund, Small Cap Index Fund, Aggregate Bond Index Fund and International Index Fund. Each Fund is a non-diversified mutual fund whose investment objective is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of a specified securities index. Each Fund will seek to achieve its objective by investing all of its assets in the series of Merrill Lynch Index Trust that has the same investment objective as the Fund. Each Fund's investment experience will correspond directly to the investment experience of the respective Series in which it invests. There can be no assurance that the investment objectives of the Funds will be achieved.

  The Funds' and Series' investment objectives are not fundamental policies, and may be changed by the Board of Directors of the Corporation (the "Directors") and the Board of Trustees of the Trust (the "Trustees"), respectively, without shareholder approval. THE TRUSTEES AND THE DIRECTORS MAY ALSO CHANGE THE TARGET INDEX OF ANY RESPECTIVE SERIES AND FUND IF THEY CONSIDER THAT A DIFFERENT INDEX WOULD FACILITATE THE MANAGEMENT OF THE SERIES AND FUND IN A MANNER WHICH BETTER ENABLES THE FUND AND SERIES TO SEEK TO REPLICATE THE TOTAL RETURN OF THE MARKET SEGMENT REPRESENTED BY THE CURRENT INDEX.

STRUCTURE OF THE FUNDS AND THE SERIES

  Unlike many other mutual funds, which directly acquire and manage their own portfolio securities, each Fund seeks to achieve its investment objective by investing all of its assets in the corresponding Series of the Trust. Each Series is a separate series of a registered investment company with the same investment objective as its corresponding investing Fund. Because the Funds will not invest in any securities other than shares of the respective Series, investors in the Funds will acquire an indirect interest in the Series.

  In addition to selling their shares to the Funds, the Series may sell their shares to other mutual funds and institutional investors. All investors in the Series invest on the same terms and conditions and pay a proportionate share of the Series' expenses. However, other investors in the Series may sell their shares at prices different from those of the Funds as a result of the imposition of sales charges or different operating expenses. Therefore, investors in the Funds should be aware that these differences may result in different returns experienced by the various entities investing in the Series. Information concerning other holders of shares of the Series is available from Merrill Lynch Financial Data Services, Inc. ("MLFDS" or the "Transfer Agent") by calling 1-800-MER-FUND.

  The Directors believe that this structure may enable the Funds to benefit from certain economies of scale. This view is based on the premise that (i) certain of the expenses of managing an investment portfolio that seeks to replicate the total return of a securities index are relatively fixed so that a larger investment portfolio may achieve a lower ratio of operating expenses to net assets and (ii) a larger investment portfolio may be able to reduce certain securities transaction costs to the extent that contributions to and redemptions from the investment portfolio from different investing entities may offset each other and thus produce a lower net cash flow.

  A Fund's investment in a Series may be withdrawn by the Directors at any time if the Directors determine that it is in the best interests of the Fund to do so. If any such withdrawal were made, the Directors would consider what action might be taken, including the investment of all of the assets of the

Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets directly in accordance with the investment objective of the Fund. The inability to find another such pooled entity or equivalent investment management could have a significant impact on the investments of the Fund's shareholders.

  Investors in the Funds should be aware that smaller entities investing in the Series may be materially affected by the actions of larger entities investing in the Series. For example, investors in the Series holding larger positions than the Funds could have greater voting power and effective voting control over the operations of the Series. Changes in the investment objective, policies or restrictions of a Series might cause a Fund to have difficulty in finding a substitute Series or equivalent investment management and might cause it to redeem its shares of the Series, and such a redemption could result in a distribution in kind of portfolio securities held by the Series, instead of cash. If securities were distributed to a Fund, and the Fund desired to convert the securities to cash, it would incur brokerage, tax or other charges in converting securities to cash. In addition, such a distribution in kind might result in a less diversified portfolio of investments of a Fund. These possibilities also exist for traditionally structured funds which have large or institutional investors who may withdraw from the fund.

  Whenever a Fund is requested to vote on matters pertaining to a Series, the Fund will hold a meeting of shareholders, and the Fund's votes with respect to the Series will all be cast in the same proportion as the shares of the Fund for which voting instructions are received.

S&P 500 INDEX FUND

  The investment objective of the S&P 500 Index Fund is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of the Standard & Poor's (R) 500 Composite Stock Price Index (the "S&P 500"). There can be no assurance that the investment objective of the Fund will be achieved.

  The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch S&P 500 Index Series of the Trust ("S&P 500 Index Series"), which has the same investment objective as the Fund. The following is a description of the investment policies of the S&P 500 Index Series.

  In seeking to replicate the total return of the S&P 500, MLAM generally will allocate the S&P 500 Index Series' investments among common stocks in approximately the same weightings as the S&P 500. In addition, MLAM may use options and futures contracts and other types of financial instruments relating to all or a portion of the S&P 500. The S&P 500 Index Series may also engage in securities lending and index arbitrage. See "Other Types of Investments and Investment Techniques."

  The S&P 500 is composed of the common stocks of 500 large capitalization companies from various industrial sectors, most of which are listed on the New York Stock Exchange Inc. A company's stock market capitalization is the total market value of its outstanding shares. The S&P 500 represents a significant portion of the market value of all common stocks publicly traded in the United States.

SMALL CAP INDEX FUND

  The investment objective of the Small Cap Index Fund is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of the Russell 2000 (R) Index (the "Russell 2000"). There can be no assurance that the investment objective of the Fund will be achieved.

  The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch Small Cap Index Series of the Trust ("Small Cap Index Series"), which has the same investment objective as the Fund. The following is a description of the investment policies of the Small Cap Index Series.

  In seeking to replicate the total return of the Russell 2000, MLAM may not allocate the Small Cap Index Series' investments among all of the common stocks in the Russell 2000, or in the same weightings as the Russell 2000. Instead, the Small Cap Index Series may invest in a statistically selected sample of the stocks included in the Russell 2000 and other types of financial instruments. MLAM may use options and futures contracts and other types of financial instruments relating to all or a portion of the Russell 2000. The investments to be included in the Small Cap Index Series will be selected so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks, and of the stocks underlying or otherwise related to the foregoing financial instruments, closely approximate those same factors in the Russell 2000, with the objective of reducing the selected investment portfolio's deviation from the performance of the Russell 2000 (this deviation is referred to as "tracking error"). The Small Cap Index Series may also engage in securities lending and index arbitrage. See "Other Types of Investments and Investment Techniques."

  The Russell 2000 is composed of approximately 2,000 smaller-capitalization common stocks from various industrial sectors. A company's stock market capitalization is the total market value of its outstanding shares.

AGGREGATE BOND INDEX FUND

  The investment objective of the Aggregate Bond Index Fund is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of the Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index"). There can be no assurance that the investment objective of the Fund will be achieved.

  The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch Aggregate Bond Index Series of the Trust ("Aggregate Bond Index Series"), which has the same investment objective as the Fund. The following is a description of the investment policies of the Aggregate Bond Index Series.

  In seeking to replicate the total return of the Aggregate Bond Index, MLAM may not allocate the Aggregate Bond Index Series' investments among all of the fixed-income securities in the Aggregate Bond Index, or in the same weightings as the Aggregate Bond Index. Instead, the Aggregate Bond Index Series may invest in a statistically selected sample of fixed-income securities and other types of financial instruments. MLAM may use options and futures contracts and other types of financial instruments relating to all or a portion of the Aggregate Bond Index. The investments to be included in the Aggregate Bond Index Series will be selected with the objective of reducing the selected investment portfolio's deviation from the performance of the Aggregate Bond Index (tracking error). The Aggregate Bond Index Series may, from time to time, substitute a different type of bond for one included in the Aggregate Bond Index. Substitution may result in levels of interest rate, credit or prepayment risks that differ from the levels of risks on the securities composing the Aggregate Bond Index. See "Risk Factors--Investments in Fixed-Income Securities." The Aggregate Bond Index Series may also engage in securities lending and index arbitrage. See "Other Types of Investments and Investment Techniques."

  The Aggregate Bond Index is composed primarily of dollar-denominated investment grade fixed-income securities in the following classes: U.S. Treasury and agency securities, U.S. corporate bonds, foreign corporate bonds, foreign sovereign debt (debt securities issued or guaranteed by foreign governments and governmental agencies), supranational debt (debt securities issued by entities, such as the World Bank, constituted by the governments of several countries to promote economic development) and mortgage-backed securities with maturities greater than one year. Corporate bonds contained in the Aggregate Bond Index represent issuers from various industrial sectors.

  The Aggregate Bond Index Series may invest in U.S. Treasury bills, notes and bonds and other "full faith and credit" obligations of the U.S. Government. The Aggregate Bond Index Series may also invest in U.S. Government agency securities, which are debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. "Agency" securities may not be backed by the "full faith and credit" of the U.S. Government. U.S. Government agencies may include the Federal Farm Credit Bank, the Resolution Trust Corporation and the Government National Mortgage Association. "Agency" obligations are not explicitly guaranteed by the U.S. Government and so are perceived as somewhat riskier than comparable Treasury bonds.

  The Aggregate Bond Index Series' corporate fixed-income securities will be primarily of investment grade quality--i.e., those rated at least Baa3 by Moody's Investors Service, Inc. ("Moody's") or BBB- by Standard & Poor's Ratings Group ("S&P"), the equivalent by another nationally recognized statistical rating organization ("NRSRO") or, if unrated, of equal quality in the opinion of MLAM. Corporate fixed-income securities ranked in the fourth highest rating category, while considered "investment grade", have more speculative characteristics and are more likely to be downgraded than securities rated in the three highest ratings categories. In the event that the rating of a security in the Aggregate Bond Index Series is lowered below Baa or BBB, the Aggregate Bond Index Series may continue to hold the security. Such securities rated below investment grade are considered to be speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Descriptions of the ratings of fixed-income securities are contained in Appendix B to this Prospectus.

  The Aggregate Bond Index Series may also invest in other instruments that "pass through" payments on such obligations, such as collateralized mortgage obligations ("CMOs").

INTERNATIONAL INDEX FUND

  The investment objective of the International Index Fund is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of the Morgan Stanley Capital International EAFE (R) GDP Weighted Index (the "EAFE Index"). There can be no assurance that the investment objective of the Fund will be achieved.

  The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch International Index Series of the Trust ("International Index Series"), which has the same investment objective as the Fund. The following is a description of the investment policies of the International Index Series.

  In seeking to replicate the total return of the EAFE Index, MLAM may not allocate the International Index Series' investments among all of the countries, or all of the companies within a country, represented in the EAFE Index, or in the same weightings as the EAFE Index. Instead, the International Index Series may invest in a statistically selected sample of the equity securities included in the EAFE Index and other types of financial instruments. In addition, MLAM may use options and futures contracts and other types of financial instruments relating to all or a portion of the EAFE Index. The investments to be included in the International Index Series will be selected so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks, and of the stocks underlying or otherwise related to the foregoing financial instruments, closely approximate those same factors in the EAFE Index, with the objective of reducing the selected investment portfolio's deviation from the performance of the EAFE Index (tracking error). The International Index Series may also engage in securities lending and index arbitrage. See "Other Types of Investments and Investment Techniques."

  The EAFE Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and which are selected from among the larger capitalization companies in such markets. A company's stock market capitalization is the total market value of its outstanding shares. The countries currently included in the EAFE Index are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, The Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and United Kingdom. The weighting of the EAFE Index among these countries is based upon gross domestic product (GDP). (Market capitalization is the basis for country weightings in another version of the EAFE Index. Using the GDP weighting tends to decrease the relative weighting of Japan and the United Kingdom while increasing the weighting of certain European countries, generally resulting in a more diversified EAFE Index). Portugal is expected to be included in the EAFE Index, effective July 1, 1998.

ABOUT INDEXING AND MANAGEMENT OF THE SERIES

  About Indexing. The Series are not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, each Series, utilizing essentially a "passive" or "indexing" investment approach, seeks to replicate, before each Series' expenses (which can be expected to reduce the total return of the Series), the total return of its respective index.

  Indexing and Managing the Series. Under normal conditions each Series will invest at least 80% of its assets (exclusive of assets held as collateral for securities loans or as margin for futures transactions) in securities or other financial instruments which are contained in, or related to the securities contained in, the applicable index (equity securities, in the case of the S&P 500 Index Series, Small Cap Index Series and International Index Series (the "Equity Series"), and fixed-income securities in the case of the Aggregate Bond Index Series (the "Fixed-Income Series")).

  Because each Series seeks to replicate the total return of its respective index, generally MLAM will not attempt to judge the merits of any particular security as an investment but will seek only to replicate the total return of the securities in the relevant index. However, MLAM may omit or remove a security which is included in an index from the portfolio of a Series if, following objective criteria, MLAM judges the security to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions.

  In managing the Equity Series, MLAM may employ index arbitrage. Index arbitrage involves the sale of a replicating selection, or "basket," of stocks with the simultaneous purchase of an equivalent dollar value of related futures contracts, or alternatively the purchase of such an equity basket with a simultaneous sale of related futures contracts. This technique is designed to take advantage of a possible mispricing which could arise between the securities market and the futures market.

  In addition, MLAM may acquire certain financial instruments based upon individual securities or based upon or consisting of one or more baskets of securities (which basket may be based upon a target index). Certain of these instruments may represent an indirect ownership interest in such securities or baskets. Others may provide for the payment to a Series or by a Series of amounts based upon the performance (positive, negative or both) of a particular security or basket. MLAM will select such instruments when it believes that the use of the instrument will correlate substantially with the expected total return of a target security or index. In connection with the use of such instruments, MLAM may enter into short sales in an effort to adjust the weightings of particular securities represented in the basket to more accurately reflect such securities' weightings in the target index.

  Each Series' ability to replicate the total return of its respective index may be affected by, among other things, transaction costs, administration and other expenses incurred by the Series, taxes (including foreign withholding taxes, which will affect the International Index Series and the Aggregate Bond Index Series due to foreign tax withholding practices), changes in either the composition of the index or the assets of a Series, and the timing and amount of Series investor contributions and withdrawals, if any. In addition, each Fund's total return will be affected by incremental operating costs (e.g., transfer agency, accounting) that will be borne by the Fund. Under normal circumstances, it is anticipated that each Series' total return over periods of one year and longer will, on a gross basis and before taking into account expenses, be within 5 basis points (a basis point is one one-hundredth of one percent (0.01%)) for the S&P 500 Index Fund, 100 basis points for the Small Cap Index Fund, 150 basis points for the International Index Fund, and 25 basis points for the Aggregate Bond Index Fund, of the total return of the applicable indices. There can be no assurance, however, that these levels of correlation will be achieved. In the event that this correlation is not achieved over time, the Trustees and the Directors will consider alternative strategies for the Series and the Funds.

OTHER TYPES OF INVESTMENTS AND INVESTMENT TECHNIQUES OF THE SERIES

  Cash Management. Generally, MLAM will employ futures and options on futures to provide liquidity necessary to meet anticipated redemptions or for day-to-day operating purposes. However, if considered appropriate in the opinion of MLAM, a portion of a Series' assets may be invested in certain types of instruments with remaining maturities of 397 days or less for liquidity purposes. Such instruments would consist of: (i) obligations of the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions ("U.S. Government Securities"); (ii) other fixed-income securities rated Aa or higher by Moody's or AA or higher by S&P or, if unrated, of comparable quality in the opinion of MLAM; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time the Series invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated Aa or higher by Moody's or AA or higher by S&P or outstanding commercial paper, bank obligations or other short-term obligations rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of MLAM.

  Portfolio Strategies Involving Futures, Options, Swaps and Indexed Instruments. Each Series will also utilize options, futures, options on futures, swaps and other indexed instruments. Futures and options on futures may be employed to provide liquidity as described in the preceding paragraph, and may also be employed in connection with a Series' index arbitrage strategies. Futures, options on futures, swaps and other indexed instruments may be employed as a proxy for a direct investment in securities underlying the Series' index. In addition, the International Index Series may engage in futures contracts on foreign currencies in connection with certain foreign securities transactions.

  MLAM will choose among the foregoing instruments based on its judgment of how best to meet each Series' goals. In connection therewith, MLAM will assess such factors as current and anticipated securities prices, relative liquidity and price levels in the options, futures and swap markets compared to the securities markets, and the Series' cash flow and cash management needs.

  The Series' use of the foregoing instruments and the associated risks are described in detail in Appendix A to this Prospectus.

  Foreign Exchange Transactions. The International Index Series may engage in futures contracts on foreign currencies and foreign currency forward and spot transactions in connection with transactions or anticipated transactions in securities denominated in foreign currencies. Specifically, the Series may purchase or sell a currency to settle a security transaction or sell a currency in which the Series has received or anticipates receiving a dividend or distribution.

OTHER INVESTMENT POLICIES AND PRACTICES OF THE SERIES

  Illiquid Investments. Each of the Series may invest up to 15% of its net assets in illiquid investments. Pursuant to that restriction each Series may not invest in instruments that cannot be readily resold because of legal or contractual restrictions, that cannot otherwise be marketed, redeemed, put to the issuer or a third party, which do not mature within seven days, or that the Trustees have not determined to be liquid, if, regarding all such instruments, more than 15% of its net assets, taken at market value, would be invested in such instruments.

  Each Series may purchase, without regard to the above limitation, securities that are not registered under the Securities Act of 1933 (the "Securities Act") but that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act, provided that the Trustees, or MLAM pursuant to guidelines adopted by the Trustees, continuously determines, based on the trading markets for the specific Rule 144A security, that it is liquid. The Trustees, however, will retain oversight and are ultimately responsible for these determinations. The Trustees monitor each Series' investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in each Series to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

  Repurchase Agreements. Each Series may invest in securities pursuant to repurchase agreements. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System, primary dealers in U.S. Government securities, or an affiliate thereof, or with other entities which MLAM otherwise deems to be creditworthy. Under repurchase agreements, the counterparty agrees, upon entering into the contract, to repurchase the security from the Series at a mutually agreed upon time and price in a specified currency, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period although it may be affected by currency fluctuations. In the event of default by the seller under a repurchase agreement the Series may suffer time delays and incur costs or possible losses in connection with disposition of the collateral. Repurchase agreements maturing in more than seven days are deemed illiquid by the Securities and Exchange Commission and are therefore subject to the Series' investment restrictions limiting investments in securities that are not readily marketable to 15% of the Series' net assets.

  Lending of Portfolio Securities. To the extent permitted by law, each Series may from time to time lend securities from its portfolio to banks, brokers and other financial institutions and receive collateral in cash or securities issued or guaranteed by the United States government. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Each Series' policy concerning lending is fundamental and it may not be changed without the approval of the holders of a majority of the Series' outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act"). During the period of such a loan, the Series receives the income on the loaned securities and either receives the income on the collateral or other compensation, i.e., negotiated loan premium or fee, for entering into the loan and thereby increases its yield. In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, the Series could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of the collateral falls below the market value of the borrowed securities. Presently, no Series intends to lend portfolio securities representing in excess of 33 1/3% of its total assets.

  When-Issued Securities and Delayed Delivery Transactions. The Aggregate Bond Index Series may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed delivery. These transactions occur when securities are purchased or sold by the Series with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Series at the time of entering into the transaction. Although the Aggregate Bond Index Series has not established any limit on the percentage of its assets that may be committed in connection with such transactions, the Aggregate Bond Index Series will maintain a segregated account with its custodian of liquid securities in an aggregate amount equal to the amount of its commitment in connection with such purchase transactions.

  Dollar Rolls. The Aggregate Bond Index Series may enter into dollar rolls, in which the Aggregate Bond Index Series will sell securities for delivery in the current month and simultaneously contract to repurchase substantially similar (the same type and coupon) securities on a specified future date from the same party. During the roll period, the Aggregate Bond Index Series forgoes principal and interest paid on the securities sold. The Aggregate Bond Index Series is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

  Dollar rolls involve the risk that the market value of the securities subject to the Aggregate Bond Index Series' forward purchase commitment may decline below the price of the securities the Aggregate Bond Index Series has sold. In the event the buyer of the securities files for bankruptcy or becomes insolvent, the Aggregate Bond Index Series' use of the proceeds of the current sale portion of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Aggregate Bond Index Series' obligation to purchase the similar securities in the forward transaction. Dollar rolls are speculative techniques which can be deemed to involve leverage. The Aggregate Bond Index Series will establish a segregated account with its custodian in which it will maintain liquid securities in an aggregate amount equal to the amount of the forward commitment. The Aggregate Bond Index Series will engage in dollar roll transactions to enhance return and not for the purpose of borrowing. Each dollar roll transaction is accounted for as a sale of a portfolio security and a subsequent purchase of a substantially similar security in the forward market.

  Standby Commitment Agreements. The Aggregate Bond Index Series may from time to time enter into standby commitment agreements. Such agreements commit the Aggregate Bond Index Series, for a stated period of time, to purchase a stated amount of a fixed income security which may be issued and sold to the Series at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement, the Aggregate Bond Index Series is paid a commitment fee, regardless of whether or not the security is ultimately issued. The Aggregate Bond Index Series will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price which is considered advantageous to the Series. The Aggregate Bond Index Series will not enter into a standby commitment with a remaining term in excess of 90 days and will limit its investment in such commitments so that the aggregate purchase price of the securities subject to such commitments, together with the value of all other illiquid securities, will not exceed 15% of its total assets taken at the time of acquisition of such commitment or security. The Aggregate Bond Index Series will at all times maintain a segregated account with its custodian of liquid securities in an aggregate amount equal to the purchase price of the securities underlying the commitment.

  There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Because the issuance of the security underlying the commitment is at the option of the issuer, the Aggregate Bond Index Series may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

  The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security will thereafter be reflected in the calculation of the Aggregate Bond Index Series' net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

  Short Sales. In connection with the use of certain instruments based upon or consisting of one or more baskets of securities, MLAM may sell a security a Series does not own, or in an amount greater than the Series owns (i.e., make short sales). Such transactions will be used only in an effort to adjust the weightings of particular securities represented in the basket to reflect such securities' weightings in the target index. MLAM will not employ short sales in reflection of MLAM's outlook for the securities markets or for the performance of the securities sold short. Generally, to complete a short sale transaction, the Series will borrow the security to make delivery to the buyer. The Series is then obligated to replace the security borrowed. The price at the time of replacement may be more or less than the price at which the security was sold by the

Series. Until the security is replaced, the Series is required to pay to the lender any interest which accrues during the period of the loan. To borrow the security, the Series may be required to pay a premium which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out. Until the Series replaces the borrowed security, it will (a) maintain in a segregated account with its custodian cash or liquid securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current market value of the security sold short or (b) otherwise cover its short position.

INVESTMENT RESTRICTIONS

  The Funds' and the Series' investment activities are subject to further restrictions that are described in the Statement of Additional Information. Investment restrictions and policies which are fundamental policies may not be changed without the approval of the holders of a majority of the Funds' or Series' outstanding voting securities as defined in the Investment Company Act.

  Among the more significant fundamental restrictions, a Series or Fund may not invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities); provided, that in replicating the weighting of a particular industry in its target index, a Series or Fund may invest more than 25% of its total assets in securities of issuers in that industry. In addition, although each Fund is classified as a non-diversified fund under the Investment Company Act and is not subject to the diversification requirements of the Investment Company Act, each Fund is required to comply with certain requirements under the Internal Revenue Code of 1986, as amended (the "Code"). To ensure that the Funds satisfy these requirements, the Declaration of Trust requires that each Series be managed in compliance with the Code requirements as though such requirements were applicable to the Series. These requirements include limiting its investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of a Fund's total assets are invested in the securities of a single issuer, or any two or more issuers which are controlled by the Fund and engaged in the same, similar or related businesses, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets are invested in the securities of a single issuer, and the Fund does not own more than 10% of the outstanding voting securities of a single issuer. The U.S. Government, its agencies and instrumentalities are not included within the definition of "issuer" for purposes of the diversification requirements of the Code. These requirements will be satisfied at the Series level and not at the level of the Funds based upon a ruling received from the Internal Revenue Service ("IRS") which entitles the Funds to "look through" the shares of the Series to the underlying investments of the Series for purposes of these diversification requirements.

  The Funds' and Series' investment objectives are not fundamental policies, and may be changed by the Directors and the Trustees, respectively, without shareholder approval. THE TRUSTEES AND THE DIRECTORS MAY ALSO CHANGE THE TARGET INDEX OF ANY RESPECTIVE SERIES AND FUND IF THEY CONSIDER THAT A DIFFERENT INDEX WOULD FACILITATE THE MANAGEMENT OF THE SERIES AND FUND IN A MANNER WHICH BETTER ENABLES THE SERIES AND FUND TO SEEK TO REPLICATE THE TOTAL RETURN OF THE MARKET SEGMENT REPRESENTED BY THE CURRENT INDEX.

RISK FACTORS

  Each Fund will be subject to the risks associated with an investment in its corresponding Series. These risks are set forth below.

  Cash Flows; Expenses. The ability of each Series to satisfy its investment objective depends to some extent on MLAM's ability to manage cash flow (primarily from purchases and redemptions and distributions from the Series' investments). MLAM will make investment changes to a Series' portfolio to accommodate cash flow while continuing to seek to replicate the total return of the Series' target index. Investors should also be aware that the investment performance of each index is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing, which will be borne by the Series, and any incremental operating costs (e.g., transfer agency, accounting) that will be borne by the Funds. Finally, since each Series seeks to replicate the total return of its target index, MLAM generally will not attempt to judge the merits of any particular security as an investment.

  Options, Futures, Swaps and Indexed Instruments. MLAM expects to use options, futures, options on futures, swaps and indexed instruments as described above under "About Indexing and Management of the Series--Other Types of Investments and Techniques--Portfolio Strategies Involving Futures, Options, Swaps and Indexed Instruments." Use of such instruments may involve investment risks and transaction costs to which the Series would not be subject absent the use of these instruments. A discussion of these instruments is contained in Appendix A to this Prospectus.

  Investment in Foreign Securities. Investments on an international basis involve certain risks not typically involved in domestic investments, including fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign or U.S. governmental laws or restrictions applicable to such investments. Securities prices in different countries are subject to different economic, financial, political and social factors. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Also, it is anticipated that most of the foreign securities held by a Series will not be registered with the Securities and Exchange Commission nor will the issuers thereof be subject to the reporting requirements of such agency. In addition, foreign investors such as the Series may be subject to withholding taxes in certain countries, which may reduce the returns of the Series.

  Since the International Index Series will invest heavily in securities denominated or quoted in currencies other than the United States dollar, changes in foreign currency exchange rates will affect the value of securities in the Series' portfolio and the unrealized appreciation or depreciation of investments so far as United States investors are concerned. Currencies of certain foreign countries may be volatile and therefore may affect the value of securities denominated in such currencies. Changes in foreign currency exchange rates relative to the United States dollar will affect the United States dollar value of the Series' assets denominated in that currency and the return on such assets. The rate of exchange between the dollar and other currencies is determined by forces of supply and demand in the foreign exchange markets. These forces are, in turn, affected by the international balance of payments, the level of interest and inflation rates and other economic and financial conditions, government intervention, speculation and other factors.

  Investment in Fixed-Income Securities. Because the Aggregate Bond Index Series will invest in fixed-income securities, it will be subject to the general risks inherent in such securities, primarily interest rate risk, credit risk and prepayment risk.

  Interest rate risk is the potential for fluctuations in bond prices due to changing interest rates. As a rule bond prices vary inversely with interest rates. If interest rates rise, bond prices generally decline; if interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds generally fluctuate more in price than shorter-maturity bonds. To compensate investors for these larger fluctuations, longer-maturity bonds usually offer higher yields than shorter-maturity bonds, other factors, including credit quality, being equal. These basic principles of bond prices also apply to U.S. Government Securities. A security backed by the "full faith and credit" of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

  Credit risk is the possibility that an issuer of securities held by the Aggregate Bond Index Series will be unable to make payments of either interest or principal or will be perceived to have a diminished capacity to make such payments in the future. The credit risk of the Aggregate Bond Index Series is a function of the diversification and credit quality of its underlying securities.

  The Aggregate Bond Index Series may also be exposed to event risk, which includes the possibility that fixed-income securities held by the Aggregate Bond Index Series may suffer a substantial decline in credit quality and market value due to issuer restructurings. Certain restructurings such as mergers, leveraged buyouts, takeovers or similar events, are often financed by a significant expansion of corporate debt. As a result of the added debt burden, the credit quality and market value of a firm's existing debt securities may decline significantly. Other types of restructurings (such as corporate spinoffs or privatizations of governmental or agency borrowers or the termination of express or implied governmental credit support) may also result in decreased credit quality of a particular issuer.

  Prepayment risk is the possibility that the principal of the mortgage loans underlying mortgage-backed securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates the Aggregate Bond Index Series may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the mortgage-backed securities held by the Aggregate Bond Index Series may exhibit price characteristics of longer-term debt securities.

  The corporate substitution strategy used by the Aggregate Bond Index Series (discussed above) may increase or decrease the Aggregate Bond Index Series' exposure to the foregoing risks relative to those of the Aggregate Bond Index.

  Investments in Small Companies. The Small Cap Index Series will invest primarily in securities of smaller capitalization issuers. Investments in securities of smaller capitalization issuers involve special considerations and risks not typically associated with investments in securities of larger capitalization issuers, including an issuer's limited product lines, markets or financial resources, or dependence on a limited management group. In addition, many smaller capitalization stocks trade less frequently and in smaller volume, and may be subject to more abrupt or erratic price movements, than stocks of larger companies. The securities of smaller companies may also be more sensitive to market changes than the securities of larger companies.

  Portfolio Turnover. Although each Series will use a passive, indexing approach to investing, each Series may engage in a substantial number of portfolio transactions. The rate of portfolio turnover will be a limiting factor when MLAM considers whether to purchase or sell securities for a Series only to the extent that

MLAM will consider the impact of transaction costs on a Series' tracking error. Changes in the securities comprising a Series' index will tend to increase that Series' portfolio turnover rate, as MLAM restructures the Series' holdings to reflect the changes in the index. The portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Series' purchases or sales of securities by the average net asset value of the Series. High portfolio turnover involves correspondingly greater brokerage commissions for a Series investing in equity securities and other transaction costs which are borne directly by a Series. A high portfolio turnover rate may also result in the realization of taxable capital gains, including short-term capital gains taxable at ordinary income rates.

ADDITIONAL INFORMATION CONCERNING THE INDICES

  S&P 500. "Standard & Poor's (R)", "S&P (R)", "S&P 500 (R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Corporation and the Trust. The S&P 500 Index Fund and the S&P 500 Index Series are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of the McGraw Hill Companies, Inc. ("Standard & Poor's"). Standard & Poor's makes no representation regarding the advisability of investing in the Fund or the Series. Standard & Poor's makes no representation or warranty, express or implied, to the owners of shares of the Fund or the Series or any member of the public regarding the advisability of investing in securities generally or in the Fund or the Series particularly or the ability of the S&P 500 to track general stock market performance. Standard & Poor's only relationship to the Fund and the Series is the licensing of certain trademarks and trade names of Standard & Poor's and of the S&P 500 which is determined, composed and calculated by Standard & Poor's without regard to the Fund and the Series. Standard & Poor's has no obligation to take the needs of the Fund and the Series or the owners of shares of the Fund and the Series into consideration in determining, composing or calculating the S&P
500. Standard & Poor's is not responsible for and has not participated in the determination of the prices and amount of the Fund and the Series or the timing of the issuance of sale of shares of the Fund and the Series or in the determination or calculation of the equation by which the Fund and the Series is to be converted into cash. Standard & Poor's has no obligation or liability in connection with the administration, marketing or trading of the Fund and the Series.

  Standard & Poor's does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein, and Standard & Poor's shall have no liability for any errors, omissions, or interruptions therein. Standard & Poor's makes no warranty, express or implied, as to results to be obtained by the Fund, the Series, owners of shares of the Fund and the Series, or any other person or entity from the use of the S&P 500 Index or any data included therein. Standard & Poor's makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall Standard & Poor's have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

  Russell 2000. The Small Cap Index Fund and the Small Cap Index Series are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Small Cap Index Fund or the Small Cap Index Series nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

  Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000 (R) Index. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

  Frank Russell Company's publication of the Russell 2000 (R) Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell 2000 is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell 2000 or any data included in the Russell 2000. Frank Russell Company makes no representation or warranty regarding the use, or the results of use, of the Russell 2000 or any data included therein, or any security (or combination thereof) comprising the Russell 2000. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell 2000 or any data or any security (or combination thereof) included therein.

  EAFE Index. The EAFE Index is the exclusive property of Morgan Stanley & Co. Incorporated ("Morgan Stanley"). The EAFE Index is a service mark of Morgan Stanley Group Inc. and has been licensed for use by MLAM and its affiliates.

  The International Index Fund and the International Index Series are not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty, express or implied, to the owners of shares of the International Index Fund and the International Index Series or any member of the public regarding the advisability of investing in securities generally or in the International Index Fund and the International Index Series particularly or the ability of the EAFE Index to track general stock market performance. Morgan Stanley is the licensor of certain trademarks, service marks and trade names of Morgan Stanley and of the EAFE Index. Morgan Stanley has no obligation to take the needs of the International Index Fund and the International Index Series or the owners of shares of the International Index Fund and the International Index Series into consideration in determining, composing or calculating the EAFE Index. Morgan Stanley is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of shares of the International Index Fund and the International Index Series to be issued or in the determination or calculation of the equation by which the shares of the International Index Fund and the International Index Series is redeemable for cash. Morgan Stanley has no obligation or liability to owners of shares of the International Index Fund and the International Index Series in connection with the administration, marketing or trading of the International Index Fund and the International Index Series.

  Although Morgan Stanley shall obtain information for inclusion in or for use in the calculation of the EAFE Index from sources which Morgan Stanley considers reliable, Morgan Stanley does not guarantee the accuracy and/or the completeness of the EAFE Index or any data included therein. Morgan Stanley makes no warranty, express or implied, as to results to be obtained by licensee, licensee's customers and counterparties, owners of shares of the International Index Fund and the International Index Series, or any other person or entity from the use of the EAFE Index or any data included therein in connection with the rights licensed hereunder or for any other use. Morgan Stanley makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the EAFE Index or any data included therein. Without limiting any of the foregoing, in no event shall

Morgan Stanley have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

                            MANAGEMENT OF THE FUNDS

BOARD OF DIRECTORS

  The Board of Directors of the Corporation consists of four individuals, three of whom are not "interested persons" of the Corporation as defined in the Investment Company Act. The Board of Directors is responsible for the overall supervision of the operations of the Funds and performs the various duties imposed on the directors of investment companies by the Investment Company Act.

  The Directors of the Corporation are:

  Terry K. Glenn*--Executive Vice President of MLAM and Fund Asset Management, L.P. ("FAM") since 1983; Executive Vice President and Director of Princeton Services, Inc. since 1993; President of Merrill Lynch Funds Distributor, Inc. (the "Distributor") since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.

  Jack B. Sunderland--President and Director of American Independent Oil Company, Inc. (energy company) since 1987; Member of Council on Foreign Relations since 1971.

  Stephen B. Swensrud--Chairman, Fernwood Associates (investment adviser) since 1996; Principal, Fernwood Associates (financial consultant) since 1975.

  J. Thomas Touchton--Managing Partner of The Witt-Touchton Company and its predecessor The Witt Co. (private investment partnership) since 1972; Trustee Emeritus of Washington and Lee University; Director of TECO Energy, Inc. (electric utility holding company).
--------
*Interested person, as defined by the Investment Company Act, of the Corporation.

  The Directors of the Corporation are also Trustees of the Trust. The Directors have adopted procedures that they believe are reasonably designed to resolve any conflicts that arise in connection with this overlap.

ADMINISTRATION OF THE CORPORATION AND THE FUNDS

  The Corporation does not have an investment adviser, since all of each Fund's assets will be invested in its corresponding Series. The Corporation has retained the services of MLAM as administrator of the Funds. Under the administration agreement with MLAM (the "Administration Agreement"), MLAM provides the Funds with administrative services.

ADVISORY ARRANGEMENTS OF THE TRUST AND THE SERIES

  MLAM, with offices at 800 Scudders Mill Road, Plainsboro, New Jersey (mailing address: Box 9011, Princeton, New Jersey 08543-9011) also acts as manager for the Trust and each Series and provides them with management and investment advisory services.

  MLAM is owned and controlled by Merrill Lynch & Co., Inc. ("ML & Co."), a financial services holding company and the parent of Merrill Lynch. The Asset Management Group of ML & Co. (which includes the Investment Adviser) acts as the manager and investment adviser for more than 100 other registered investment companies. MLAM and FAM also offer portfolio management to individuals and institutions. As of February, 1998, Asset Management Group had a total of approximately $476 billion in investment company and other portfolio assets under management. This amount includes assets managed for certain affiliates of MLAM.

  Eric Mitofsky is primarily responsible for the day-to-day management of the investments of the S&P 500 Index Series, Small Cap Index Series and International Index Series. Mr. Mitofsky has been associated with MLAM since 1992, has been a First Vice President of MLAM since 1997 and was a Vice President of MLAM from 1992 to 1997. Jay C. Harbeck and Gregory M. Maunz are primarily responsible for the day-to-day management of the investments of the Aggregate Bond Index Series. Mr. Harbeck has been a First Vice President of MLAM since 1997 and was a Vice President of MLAM from 1986 to 1997, and Mr. Maunz has been a First Vice President of MLAM since 1997 and was a Vice President of MLAM from 1985 to 1997.

EXPENSES

  The Funds pay MLAM monthly compensation at the annual rates of the average daily net assets of each Fund as follows:

             NAME OF FUND                                    ADMINISTRATION FEE
             ------------                                    ------------------
   S&P 500 Index Fund.......................................       0.20%
   Small Cap Index Fund.....................................       0.22%
   Aggregate Bond Index Fund................................       0.14%
   International Index Fund.................................       0.24%

  In addition, the Administration Agreement obligates the Corporation to pay certain expenses incurred in its operations including, among other things, legal and audit fees, registration fees, unaffiliated Directors' fees and expenses, custodian and transfer agency fees, accounting costs, the costs of issuing and redeeming shares and certain of the costs of printing proxies, shareholder reports, prospectuses and statements of additional information. For the fiscal period April 3, 1997 (commencement of operations) to December 31, 1997, the total fee paid by the S&P 500 Index Fund and the Aggregate Bond Index Fund to MLAM was $594,524 and $204,163, respectively. For the fiscal period April 9, 1997 (commencement of operations) to December 31, 1997, the total fee paid by the Small Cap Index Fund and the International Index Fund to MLAM was $77,969 and $211,373, respectively. Accounting services are provided to each Fund by MLAM, and each Fund reimburses MLAM for its costs in connection with such services on a semi-annual basis. For the fiscal period April 3, 1997 (commencement of operations) to December 31, 1997, the amount of such reimbursement for the S&P 500 Index Fund and the Aggregate Bond Index Fund was $1,500 and $900, respectively. For the fiscal period April 9, 1997 (commencement of operations) to December 31, 1997, the amount of such reimbursement for the Small Cap Index Fund and the International Index Fund was $900 and $3,832, respectively.

  The Series of the Trust pay MLAM monthly compensation at the annual rates of the average daily net assets of each Series as follows:

           NAME OF SERIES                                         MANAGEMENT FEE
           --------------                                         --------------
      S&P 500 Index Series.......................................      0.05%
      Small Cap Index Series.....................................      0.08%
      Aggregate Bond Index Series................................      0.06%
      International Index Series.................................      0.11%

  In addition, the management agreement with MLAM (the "Management Agreement") obligates the Trust to pay certain expenses incurred in its operations including, among other things, legal and audit fees, registration fees, unaffiliated trustees' fees and expenses, custodian and transfer agency fees, accounting costs, the costs of issuing and redeeming shares and certain of the costs of printing proxies, shareholder reports, prospectuses and statements of additional information. For the fiscal period April 3, 1997 (commencement of operations) to December 31, 1997, the fee earned by MLAM from the S&P 500 Index Series was $148,645, all of which was voluntarily waived, and the fee earned by MLAM from the Aggregate Bond Index Series was $88,609, of which $37,562 was voluntarily waived (based on average daily net assets of approximately $398.9 million and $197.4 million, respectively). For the fiscal period April 9, 1997 (commencement of operations) to December 31, 1997, the fee earned by MLAM from the Small Cap Index Series was $36,425, all of which was voluntarily waived, and the fee earned by MLAM from the International Index Series was $100,102, of which $35,546 was voluntarily waived (based on average daily net assets of approximately $62.5 million, and $124.9 million, respectively). Shareholders bear the expenses of a Fund directly and the expenses of the Series in which the Fund has invested, indirectly. For the fiscal period April 3, 1997 (commencement of operations) to December 31, 1997, the ratio of total expenses to average net assets was .57% and .82% for Class A shares and Class D shares of S&P 500 Index Fund, respectively, .52% and .77% for Class A shares and Class D shares of Aggregate Bond Index Fund, respectively, .17% for the S&P 500 Index Series and .18% for the Aggregate Bond Index Series. For the fiscal period April 9, 1997 (commencement of operations) to December 31, 1997, the ratio of total expenses to average net assets was 1.00% and 1.25% for Class A shares and Class D shares of Small Cap Index Fund, respectively, 1.10% and 1.35% for Class A shares and Class D shares of International Index Fund, respectively, .29% for the Small Cap Index Series and .36% for the International Index Series. Accounting services are provided to the Trust by MLAM, and each Series reimburses MLAM for its costs in connection with such services on a semi-annual basis. For the fiscal period April 3, 1997 (commencement of operations) to December 31, 1997, the amount of such reimbursement for the S&P 500 Index Series and the Aggregate Bond Index Series was $192,752 and $113,606, respectively. For the fiscal period April 9, 1997 (commencement of operations) to December 31, 1997, the amount of such reimbursement for the Small Cap Index Series and the International Index Series was $31,090 and $68,823, respectively.

  The Directors believe that the aggregate per share expenses of each Fund and corresponding Series should not be significantly greater than the expenses which each Fund would incur if it retained the services of an investment adviser and the assets of each Fund were invested directly in the type of securities held by the corresponding Series.

TRANSFER AGENCY SERVICES

  The Transfer Agent, which is a subsidiary of ML & Co., acts as the Corporation's transfer agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the "Transfer Agency Agreement"). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives an annual fee of up to $11.00 per Class A or Class D account and is entitled to reimbursement for certain transaction charges and out-of-pocket expenses incurred by the Transfer Agent under the Transfer Agency Agreement. Additionally, a $.20 monthly closed account charge will be assessed on all accounts which close during the calendar year. Application of this fee will commence the month following the month the account is closed. At the end of the calendar year, no further fees will be due. For purposes of the Transfer Agency Agreement, the term "account" includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system, provided the recordkeeping system is maintained by a subsidiary of ML & Co. For the fiscal period April 3, 1997 (commencement of operations) to December 31, 1997, the total fee paid by the S&P 500 Index Fund and the Aggregate Bond Index Fund to the Transfer Agent was $171,551 and $72,915, respectively. For the fiscal period April 9, 1997 (commencement of operations) to December 31, 1997, the total fee paid by the Small Cap Index Fund, and the International Index Fund to the Transfer Agent was $22,309, and $60,383, respectively. MLFDS also acts as the transfer agent to the Trust.

CODES OF ETHICS

  The Directors have adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act which incorporates the Codes of Ethics of the Trust and of MLAM (together, the "Ethics Codes"). The Ethics Codes significantly restrict the personal investing activities of all employees of MLAM and, as described below, impose additional, more onerous, restrictions on fund investment personnel.

  The Ethics Codes require that all employees of MLAM preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of MLAM include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by MLAM. Furthermore, the Ethics Codes provide for trading "blackout periods" which prohibit trading by investment personnel of the Trust within periods of trading by the Series in the same (or equivalent) security (15 or 30 days depending upon the transaction).

                               PURCHASE OF SHARES

  Merrill Lynch Funds Distributor, Inc. (the "Distributor"), an affiliate of both MLAM and Merrill Lynch, acts as the distributor of the shares of the Fund.

  The Fund offers two classes of shares, Class A shares and Class D shares. Class A shares of the Fund are offered at a price equal to the next determined net asset value per share without the imposition of any front-end or deferred sales charge, and are not subject to any ongoing account maintenance or distribution fee. Distribution of Class A shares of the Fund is limited to certain eligible investors. Class D shares of each Fund are offered at a price equal to the next determined net asset value per share without the imposition of any front-end or deferred sales charge and are not subject to any ongoing distribution fee, but are subject to an ongoing account maintenance fee at an annual rate of 0.25% of average daily net assets.

  Class A shares are offered to a limited group of investors who participate in certain investment programs which charge a fee for participation, including the Merrill Lynch Mutual Fund Adviser program. In addition, Class A shares are offered to ML & Co. and its subsidiaries and their directors and employees and to members of the Boards of MLAM-advised investment companies, including the Corporation. Certain employer sponsored retirement or savings plans, including eligible 401(K) plans, may purchase Class A shares of the Funds provided such plans meet the required minimum number of eligible employees or required amount of assets advised by MLAM or any of its affiliates. For more information about these programs, contact the Transfer Agent at 1-800-MER-FUND.

  Shares of the Corporation may be purchased from securities dealers or by mailing a purchase order directly to the Transfer Agent. Shareholders may redeem their shares at any time at the next determined net asset value. The minimum initial purchase is $1,000 and the minimum subsequent purchase is $50, except that for retirement plans the minimum initial investment is $100 and the minimum subsequent purchase is $1, and for participants in certain fee-based programs the minimum initial purchase is $500 and the minimum subsequent purchase is $50. Merrill Lynch may charge its customers a processing fee (presently $5.35) for confirming purchases and repurchases. Purchase and redemptions directly through the Corporation's transfer agent are not subject to processing fees.

  The Distributor also acts as the placement agent for the Trust.

ACCOUNT MAINTENANCE PLAN

  Pursuant to a plan adopted by the Corporation with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Investment Company Act (the "Plan"), the Class D shares of each Series pay the Distributor an ongoing account maintenance fee, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets attributable to such shares. Pursuant to a sub-agreement with the Distributor, Merrill Lynch also provides account maintenance services in respect of the Class D shares of each Fund. The ongoing account maintenance fee compensates the Distributor and Merrill Lynch for providing account maintenance services to Class D shareholders. For the fiscal period April 3, 1997 (commencement of operations) to December 31, 1997, the S&P 500 Index Fund and the Aggregate Bond Index Fund paid the Distributor $202,649 and $71,476, respectively, pursuant to the Plan (based on average daily net assets, subject to such Class D Plan of approximately $108.8 million and $38.2 million, respectively), all of which was paid to Merrill Lynch for providing account maintenance activities in connection with Class D shares. For the fiscal period April 9, 1997 (commencement of operations) to December 31, 1997, the Small Cap Index Fund and the International Index Fund paid the Distributor $52,860, and $43,713, respectively, pursuant to the Plan (based on average daily net assets, subject to such Class D Plan of approximately $29.7 million, and $24.0 million, respectively), all of which was paid to Merrill Lynch for providing account maintenance activities in connection with Class D Shares.

                              REDEMPTION OF SHARES

  Each Fund is required to redeem all full and fractional shares of the Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. There will be no additional charge for redemption if the redemption request is sent directly to the Transfer Agent. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption. The value of shares at the time of redemption may be more or less than the shareholder's cost, depending on the market value of the securities held by the Fund at such time. The Corporation will generally pay redemptions in cash; however, if requested by a shareholder, at the discretion of MLAM the Corporation may pay a redemption or repurchase of shares in an amount of $10,000,000 or more (which amount may be decreased or increased by MLAM from time to time) with portfolio securities.

REDEMPTION

  A shareholder wishing to redeem shares may do so without charge by tendering the shares directly to the Transfer Agent, Merrill Lynch Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289. Redemption requests delivered other than by mail should be delivered to Merrill Lynch Financial Data Services, Inc., Transfer Agency Operations Department, 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Redemption requests should not be sent to the Corporation. Proper notice of redemption in the case of shares deposited with the Transfer Agent may be accomplished by a written letter requesting redemption. Proper notice of redemption in the case of shares for which certificates have been issued may be accomplished by a written letter as noted above accompanied by certificates for the shares to be redeemed. The notice in either event requires the signatures of all persons in whose names the shares are registered, signed exactly as their names appear on the Transfer Agent's register or on the certificate, as the case may be. The signature(s) on the notice must be guaranteed by an "eligible guarantor institution" as such term is defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. "Eligible guarantor institution(s)" include certain banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings association. Notarized signatures are not sufficient. In certain instances, the Transfer Agent may require additional documents, such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority. For shareholders redeeming directly with the Transfer Agent, payment will be mailed within seven days of receipt of a proper notice of redemption.

  At various times a Fund may be requested to redeem shares for which it has not yet received good payment. The Fund may delay or cause to be delayed the mailing of a redemption check until such time as it has assured itself that good payment (e.g., cash or certified check drawn on a United States bank) has been collected for the purchase of such shares. Normally, this delay will not exceed 10 days.

REPURCHASE

  Each Fund also will repurchase shares through a shareholder's listed securities dealer. The Funds normally will accept orders to repurchase shares by wire or telephone from dealers for their customers at the net asset value next computed after receipt of the order by the dealer, provided that the request for repurchase is received by the dealer prior to the close of business on the New York Stock Exchange ("NYSE") on the day received, and such request is received by a Fund from such dealer not later than 30 minutes after the close of business on the NYSE (generally 4:00 p.m., New York time), on the same day. Dealers have the responsibility to submit such repurchase requests to the Fund not later than 30 minutes after the close of business on the NYSE in order to obtain that day's closing price.

  The foregoing repurchase arrangements are for the convenience of shareholders and do not involve a charge by a Fund. Securities firms that do not have selected dealer agreements with the Distributor, however, may impose a transaction charge on the shareholder for transmitting the notice of repurchase to the Fund. Merrill Lynch may charge its customers a processing fee (presently $5.35) to confirm a repurchase of shares to such customers. Repurchases made directly through the Fund's Transfer Agent are not subject to the processing fee. The Corporation reserves the right to reject any order for repurchase, which right of rejection might adversely affect shareholders seeking redemption through the repurchase procedure. A shareholder whose order for repurchase is rejected by a Fund, however, may redeem shares as set forth above.

                              SHAREHOLDER SERVICES

  The Corporation offers a number of shareholder services and investment plans designed to facilitate investment in its shares. Full details as to each of such services, copies of the various plans described below and instructions as to how to participate in the various plans and services, or to change options with respect thereto, can be obtained from the Corporation, the Distributor or Merrill Lynch. Included in such services are the following:

INVESTMENT ACCOUNT

  Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as transaction confirmations for automatic investment purchases and the reinvestment of ordinary income dividends and long-term capital gains distributions. The statement will also show any other activity in the account since the preceding statements. Shareholders will receive separate transaction confirmations for each purchase or sale transaction other than automatic investment purchase and the reinvestment of ordinary income dividends and long-term capital gains distribution. Shareholders may make additions to their Investment Account at any time by mailing a check directly to the Transfer Agent. Shareholders may also maintain their accounts through Merrill Lynch. Upon the transfer of shares out of a Merrill Lynch brokerage account, an Investment Account in the transferring shareholder's name will be opened automatically, without charge, at the Transfer Agent. Shareholders interested in transferring their shares from Merrill Lynch and who do not wish to have an Investment Account maintained for such shares at the Transfer Agent may request their new brokerage firm to maintain such shares in an account registered in the name of the brokerage firm for the benefit of the shareholder. If the new brokerage firm is willing to accommodate the shareholder in this manner, the shareholder must request that he be issued certificates for his shares, and then must turn the certificates over to the new firm for re-registration as described in the preceding sentence. Shareholders considering transferring from Merrill Lynch to another brokerage firm or financial institution should be aware that, if the firm to which the account is to be transferred will not take delivery of shares of a Fund, a shareholder must either redeem the shares so that the cash proceeds can be transferred to the account at the new firm, or such shareholder must continue to maintain an account at Merrill Lynch for those shares.

  Share certificates are issued only for full shares and only upon the specific request of the shareholder. Issuance of certificates representing all or only part of the full shares in an Investment Account may be requested by a shareholder directly from the Transfer Agent.

AUTOMATIC REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

  All dividends and capital gains distributions are reinvested automatically in full and fractional shares of the Funds at the net asset value per share next determined on the ex-dividend date of such dividends and distributions. A shareholder may at any time, by written notification or by telephone (1-800-MER-FUND) or by written notification to Merrill Lynch if the shareholder's account is maintained with Merrill Lynch, or the Transfer Agent, if the shareholder's account is maintained with the Transfer Agent, elect to have subsequent dividends, or both dividends and capital gains distributions, paid in cash rather than reinvested, in which event payment will be mailed on or about the payment date (provided that, in the event that a payment on an account maintained at the Transfer Agent would amount to $10.00 or less, a shareholder will not receive such payment in cash and such payment will automatically be reinvested in additional shares). The Fund is not responsible for any failure of delivery to the shareholder's address of record and no interest will accrue on amounts represented by uncashed distribution or redemption checks.

SYSTEMATIC WITHDRAWAL PLANS

  A shareholder may elect to receive systematic withdrawal payments from such shareholder's Investment Account in the form of payments by check or through automatic payment by direct deposit to such shareholder's bank account on either a monthly or quarterly basis. A shareholder whose shares are held within a CMA(R), CBA(R) or Retirement Account may elect to have shares redeemed on a monthly, bi-monthly, quarterly, semiannual or annual basis through the Systematic Redemption Program, subject to certain conditions.

EXCHANGE PRIVILEGE

  Shareholders of certain fee based programs and/or employer-sponsored retirement plans are allowed to exchange the various share classes for other classes of a second MLAM-advised mutual fund.

AUTOMATIC INVESTMENT PLANS

  Regular additions of shares may be made in an investor's Investment Account by prearranged charges of $50 or more to such investor's regular bank account. Investors who maintain CMA(R) or CBA(R) accounts may arrange to have periodic investments made in the Funds in their CMA(R) or CBA(R) account or in certain related accounts in amounts of $100 or more through the CMA(R) or CBA(R) Automated Investment Program.

RETIREMENT PLANS

  Self-directed individual retirement accounts and other retirement plans are available from Merrill Lynch. Under these plans, investments may be made in the Funds and in certain of the other mutual funds sponsored by Merrill Lynch as well as in other securities. Merrill Lynch charges an initial establishment fee and an annual custodial fee for each account. In addition, eligible shareholders of a Fund may participate in a variety of qualified employee benefit plans which are available from the Distributor. The minimum initial purchase to establish any such plan is $100 and the minimum subsequent purchase is $1.

                                PERFORMANCE DATA

  From time to time a Fund may include its average annual total return and/or yield for various specified time periods in advertisements or information furnished to present or prospective shareholders. Average annual total return and yield are computed in accordance with formulas specified by the Securities and Exchange Commission.

  Average annual total return quotations for the specified periods will be computed by finding the average annual compounded rates of return (based on net investment income and any capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return will be computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

  Each Fund also may quote total return and aggregate total return performance data for various specified time periods. Such data will be calculated substantially as described above, except that the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return. Aside from the impact on the performance data calculations of including or excluding the maximum applicable sales charges, actual annual or annualized total return generally will be lower than average annual total return data since the average annual rates of return reflect compounding; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time. A Fund's total return may be expressed either as a percentage or as a dollar amount in order to illustrate the effect of such total return on a hypothetical $1,000 investment in the Fund at the beginning of each specified period.

  Total return figures are based on a Fund's historical performance and are not intended to indicate future performance. A Fund's total return will vary depending on market conditions, the securities comprising the Fund's portfolio, the Fund's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in a Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

  Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield of each security earned during the period by
(b) the average number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period.

  Each Fund will generally compare its performance to the index it attempts to replicate. A Fund may also compare its performance to data contained in publications such as Lipper Analytical Services, Inc., or performance data published by Morningstar Publications, Inc., Money Magazine, U.S. News and World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine and Fortune Magazine. From time to time, a Fund may include the Fund's Morningstar risk-adjusted performance ratings in advertisements or supplemental sales literature. As with other performance data, performance comparisons should not be considered representative of a Fund's relative performance for any future period.

  The Funds' annual report will contain additional performance information and will be available upon request and without charge.

                                     TAXES

  The Funds and Their Shareholders. Each Fund intends to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Code. If it so qualifies, in any taxable year in which it distributes (in cash or additional shares of the Fund) at least 90% of its taxable net income, the Fund will not be subject to Federal income tax to the extent that it distributes its net investment income and realized capital gains to its shareholders. Each Fund intends to distribute substantially all of such income.

  Dividends paid by a Fund from its ordinary income and distributions of the Fund's net realized short-term capital gains (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income. Distributions made from a Fund's net realized capital gains from the sale of assets held for more than 12 months (including long-term gains from certain transactions in futures and options) ("capital gains dividends") are taxable to shareholders as mid- or long-term capital gains, regardless of the length of time the shareholder has owned Fund shares. Any loss upon the sale or exchange of Fund shares held for six months or less, however, will be treated as long-term capital loss to the extent of any capital gains distributions received by the shareholder with respect to such shares. Distributions in excess of a Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Recent legislation creates additional categories of capital gains taxable at different rates. Not later than 60 days after the close of its taxable year, the Funds will provide shareholders with a written notice designating the amounts of any ordinary income dividends or capital gains dividends, as well as the amount of capital gain dividends in the different categories of capital gain referred to above.

  Dividends are taxable to shareholders even though they are reinvested in additional shares of a Fund. A portion of the ordinary income dividends paid by the S&P 500 Index Fund and the Small Cap Index Fund may be eligible for the 70% dividends received deduction allowed to corporations under the Code, if certain requirements are met. Distributions paid by the Aggregate Bond Index Fund and the International Index Fund will not be eligible for the dividends received deduction. If a Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

  Ordinary income dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities generally will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under the applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

  Foreign source income received by the International Index Fund and the Aggregate Bond Index Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Shareholders of the International Index Fund may be able to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. For example, certain retirement accounts cannot claim foreign tax credits on investments in foreign securities held by the Fund. The International Index Fund expects to be eligible, and intends, to file an election with the IRS pursuant to which shareholders of the Fund will be required to include their proportionate share of such withholding taxes in their U.S. income tax returns as gross income, treat such proportionate shares as taxes paid by them, and deduct such proportionate shares in computing their taxable incomes or, alternatively, subject to certain limitations, restrictions, and holding period requirements, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by noncorporate shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. The International Index Fund will report annually to its shareholders the amount per share of such withholding taxes.

  Redemptions and exchanges of a Fund's shares are taxable events, and, accordingly, shareholders may realize gains or losses on such events. A loss realized on a sale or exchange of shares of a Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

  Under certain provisions of the Code, some shareholders may be subject to a 31% withholding tax on reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Funds or who, to the Funds' knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

  The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and these Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively.

  Ordinary income and capital gains dividends, as well as gains on the sale or exchange of shares, may also be subject to state and local taxes.

  This summary does not discuss the state or local income tax, or the estate or inheritance tax, consequences of an investment in a Fund.

  Shareholders are urged to consult their advisers as to specific questions regarding Federal, foreign, state or local taxes.

  The Series. The Trust and each Fund have received a private letter ruling from the IRS, in which the IRS has ruled that each Series is classified as a partnership for tax purposes and, based upon that ruling, that each Fund will be entitled to look to the underlying assets of the Series in which it has invested for purposes of satisfying the diversification and other requirements of the Code applicable to RICs. If any of the facts upon which such ruling is premised change in any material respect (e.g., if the Trust were required to register its interests under the Securities Act) and the Trust is unable to obtain a revised private letter ruling from the IRS indicating that each Series will continue to be classified as a partnership, then the Board of Directors of the Corporation will determine, in its discretion, the appropriate course of action for the Funds. One possible course of action would be to withdraw the Funds' investments from the Series and to retain an investment adviser to manage the Funds' assets in accordance with the investment policies applicable to the respective Fund. See "Investment Objectives and Policies."

                             ADDITIONAL INFORMATION

DIVIDENDS AND DISTRIBUTIONS

  It is each Fund's intention to distribute all of its net investment income, if any. Dividends from such net investment income are paid at least annually with respect to each of the S&P 500 Index Fund, Small Cap Index Fund and International Index Fund. Dividends with respect to the Aggregate Bond Fund are declared daily and paid monthly. All net realized long- or short-term capital gains, if any, are distributed to Fund shareholders at least annually. Dividends will be reduced by account maintenance and transfer agency fees payable by the shareholders of a Fund. Dividends and distributions will be reinvested automatically in shares of the Funds, at net asset value. Shareholders may elect in writing to receive any such dividends or distributions, or both, in cash. Dividends and distributions are taxable to shareholders whether they are reinvested in shares of a Fund or received in cash. From time to time, a Fund may declare a special distribution at or about the end of the calendar year in order to comply with a Federal income tax requirement that certain percentages of its ordinary income and capital gains be distributed during the calendar year.

  See "Shareholder Services--Automatic Reinvestment of Dividends and Capital Gains Distributions" for information as to how to elect either dividend reinvestment or cash payments.

DETERMINATION OF NET ASSET VALUE

  Net asset value per share is determined once daily as of 15 minutes after the close of business on the NYSE (generally 4:00 p.m., New York time) on days during which the NYSE is open for trading (a "Pricing Day"). The net asset value is computed by dividing the market value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time. Expenses, including the fees payable to MLAM and the Distributor, and the advisory fees payable indirectly by the Series of the Trust to MLAM, are accrued daily.

  The principal assets of each Fund will normally be its interest of the underlying Series, which will be valued at its net asset value. A Series' securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the closing bid price for long positions, and at the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under authority of the Board of Directors as the primary market. Long positions in securities traded in the over-the-counter ("OTC") market are valued at the last quoted bid prices as at the close of trading on the NYSE on each day by brokers that make markets in the securities. Securities traded on the NASDAQ national market system are valued at the last sale price prior to the time of valuation. Short positions in securities traded in the OTC market are valued at the last available ask price in the OTC market prior to the time of valuation. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair value, as determined in good faith by or under the direction of the Trustees of the Trust.

  Each investor in the Trust may add to or reduce its investment in any Series on each Pricing Day. The value of each investor's (including the respective Funds') interest in a Series will be determined as of 15 minutes after the close of business on the NYSE (generally 4:00 P.M., New York Time) by multiplying the net asset value of the Series by the percentage, effective for that day, that represents that investor's share of the aggregate interests in such Series. Any additions or withdrawals, which are to be effected on that day, will then be effected. The investor's percentage of a Series will then be re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Series as of the time or determination on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the aggregate investments in the Series by all investors in the Series effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Series as of such time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Series by all investors in the Series. The percentage so determined will then be applied to determine the value of the investor's interest in such Series as of 15 minutes after the close of business of the NYSE on the next Pricing Day of the Series.

ORGANIZATION OF THE CORPORATION

  The Corporation is a Maryland corporation incorporated on October 25, 1996. It has an authorized capital of 1,000,000,000 shares of Common Stock, par value $0.0001 per share, divided into 125,000,000 shares each of Class A and Class D shares for each of the four Funds: Merrill Lynch S&P 500 Index Fund, Merrill Lynch Small Cap Index Fund, Merrill Lynch Aggregate Bond Index Fund and Merrill Lynch International Index Fund. Class A and Class D shares of a Fund represent interests in the same assets of the Series and are identical in all respects except that the Class D shares bear certain expenses related to the account maintenance associated with such shares. Class D shares have exclusive voting rights with respect to matters relating to the class' account maintenance expenditures.

  Shareholders are entitled to one vote for each full share held and to fractional votes for fractional shares held in the election of Directors (to the extent hereafter provided) and on other matters submitted to the vote of shareholders. All shares of each Fund have equal voting rights, except that each Fund has exclusive voting rights to matters affecting only such Fund, and except that as noted above, Class D shares have exclusive voting rights with respect to matters relating to the class' account maintenance expenditures. There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by the shareholders, at which time the Directors then in office will call a shareholders' meeting for the election of Directors. Shareholders may, in accordance with the terms of the Articles of Incorporation, cause a meeting of shareholders to be held for the purpose of voting on the removal of Directors. Also, the Corporation will be required to call a special meeting of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in account maintenance fees or of a change in fundamental policies, objectives or restrictions. Except as set forth above, the Directors shall continue to hold office and appoint successor Directors. Each issued and outstanding share is entitled to participate equally in dividends and distributions declared and in net assets upon liquidation or dissolution remaining after satisfaction of outstanding liabilities, except that, as noted above, Class D shares bear certain additional expenses. Shares issued are fully-paid and non-assessable by the Fund. Voting rights for Directors are not cumulative.

  The Trust consists of four Series, and is organized as a Delaware business trust. Whenever investors in a Series are requested to vote on a fundamental policy of a Series, the Corporation will hold a meeting of its shareholders and will cast its vote as instructed by such shareholders.

YEAR 2000 ISSUES

  Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). Like other investment companies and financial and business organizations, the Fund could be adversely affected if the computer systems used by MLAM or other Fund service providers do not properly address this problem prior to January 1, 2000. MLAM has established a dedicated group to analyze these issues and to implement any systems modifications necessary to prepare for the Year 2000. Currently, MLAM does not anticipate that the transition to the 21st century will have any material impact on its ability to continue to service the Fund at current levels. In addition, MLAM has sought assurances from the Fund's other service providers that they are taking all necessary steps to ensure that their computer systems will accurately reflect the Year 2000, and MLAM will continue to monitor the situation. At this time, however, no assurance can be given that the Fund's other service providers have anticipated every step necessary to avoid any adverse effect on the Fund attributable to the Year 2000 Problem.

SHAREHOLDER INQUIRIES

  Shareholder inquiries may be addressed to the Funds at the address or telephone number set forth on the cover page of this Prospectus.

SHAREHOLDER REPORTS

  Only one copy of each shareholder report and certain shareholder communications will be mailed to each identified shareholder regardless of the number of accounts such shareholder has. If a shareholder wishes to receive separate copies of each report and communication for each of the shareholder's related accounts the shareholder should notify in writing:

    Merrill Lynch Financial Data Services, Inc.
    P.O. Box 45289
    Jacksonville, Florida 32232-5289

  The written notification should include the shareholder's name, address, tax identification number and Merrill Lynch and/or mutual fund account numbers. If you have any questions regarding this please call your Merrill Lynch financial consultant or Merrill Lynch Financial Data Services, Inc. at 800-637-3863.

                  [This page is intentionally left blank]

                                   APPENDIX A

  The Series are authorized to use certain instruments, including indexed securities, options, futures and swaps, as described below. Such instruments, which may be regarded as derivatives, are referred to collectively herein as "Strategic Instruments."

INDEXED SECURITIES

  The Series may invest in securities the potential return of which is based on the change in particular measurements of value or rate (an "index"). As an illustration, a Series may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities, or based on the relative changes of two indices. If a Series invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index or indices.

OPTIONS ON SECURITIES AND SECURITIES INDICES

  Purchasing Options. Each Series is authorized to purchase put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. When a Series purchases a put option, in consideration for an upfront payment (the "option premium") the Series acquires a right to sell to another party specified securities owned by the Series at a specified price (the "exercise price") on or before a specified date (the "expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Series' risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option's expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Series will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put.

  Each Series is also authorized to purchase call options on securities it intends to purchase or securities indices. When a Series purchases a call option, in consideration for the option premium the Series acquires the right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Series from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Series is contemplating its purchase, in the case of an option on a security, or attempting to maintain exposure to an index prior to purchasing the underlying securities, in the case of an option on an index (an "anticipatory hedge"). In the event the Series determines not to purchase a security underlying a call option, however, the Series may lose the entire option premium.

  Each Series is also authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

  Writing Options. Each Series is authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices, the performance of which is substantially correlated to securities held in its portfolio. When a Series writes a call option, in return for an option premium the Series gives another party the right to buy specified securities owned by the Series at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. In the event the party to which a Series has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Series will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, a Series limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding.

  Each Series may also write put options on securities or securities indices. When a Series writes a put option, in return for an option premium the Series gives another party the right to sell to the Series a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. In the event the party to which the Series has written an option fails to exercise its rights under the option because the value of the underlying securities is greater than the exercise price, the Series will profit by the amount of the option premium. By writing a put option, however, a Series will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when the Series writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Series for writing the put option. A Series will write a put option on a security or a securities index only if the Series would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options--for example, the sale and purchase of options on the same security or index but different expiration dates or exercise prices (a technique called a "spread").

  Each Series is also authorized to sell call or put options in connection with closing out call or put options it has previously purchased.

  Other than with respect to closing transactions, the Series will only write call or put options that are "covered." A put option will be considered covered if a Series has segregated assets with respect to such option in the manner described in "Risk Factors in Strategic Instruments" below. A call option will be considered covered if a Series owns the securities it would be required to deliver upon exercise of the option (or, in the case of option on a securities index, securities which substantially replicate the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

  Types of Options. Each Series may engage in transactions in options on securities or securities indices on exchanges and in the over-the-counter ("OTC") markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and seller, but generally do not require the parties to post margin and are subject to greater risk of counterparty default. See "Additional Risk Factors of OTC Transactions" below.

FUTURES

  Each Series may engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of a commodity at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract the Series is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Series will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. The Series will further limit transactions in futures and options on futures to the extent necessary to prevent the Series from being deemed a "commodity pool" under regulations of the Commodity Futures Trading Commission.

SWAPS

  The Series are authorized to enter into equity swap agreements, which are OTC contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of securities or equity index. Swap agreements may also be used to obtain exposure to a security or market without owning or taking physical custody of securities in circumstances in which direct investment is restricted by local law or is otherwise impractical.

RISK FACTORS IN STRATEGIC INSTRUMENTS

  The Series intend to enter into transactions involving Strategic Instruments only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a Strategic Instrument or a Series will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a Strategic Instrument without incurring substantial losses, if at all.

  Certain transactions in Strategic Instruments (e.g., futures transactions, sales of put options) may expose a Series to potential losses which exceed the amount originally invested by the Series in such instruments. When a Series engages in such a transaction, the Series will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Series' exposure, on a marked-to-market basis, to the transaction (as calculated pursuant to requirements of the Securities and Exchange Commission). Such segregation will ensure that the Series has assets available to satisfy its obligations with respect to the transaction, but will not limit the Series' exposure to loss.

ADDITIONAL RISK FACTORS OF OTC TRANSACTIONS; LIMITATIONS ON THE USE OF OTC STRATEGIC INSTRUMENTS

  Certain Strategic Instruments traded in OTC markets, including indexed securities, swaps and OTC options, may be substantially less liquid than other instruments in which a Series may invest. The absence of liquidity may make it difficult or impossible for a Series to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Series to ascertain a market value for such instruments. A Series will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Manager anticipates the Series can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

  The staff of the Securities and Exchange Commission has taken the position that purchased OTC options and the assets underlying written OTC options are illiquid securities. The Series have therefore adopted an investment policy pursuant to which they will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by the Series, the market value of the securities underlying OTC call options currently outstanding which have been sold by the Series and margin deposits on the Series' outstanding OTC options exceeds 15% of the total assets of the Series, taken at market value, together with all other assets of the Series which are deemed to be illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Series to a dealer in U.S. government securities recognized as a "primary dealer" by the Federal Reserve Bank of New York and the Series has the unconditional contractual right to repurchase such OTC option at a predetermined price, then the Series will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying security minus the option's exercise price).

  Because Strategic Instruments traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that a Series has unrealized gains in such instruments or has deposited collateral with its counterparty the Series is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. The Series will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in Strategic Instruments traded in OTC markets only with financial institutions which have substantial capital or which have provided the Series with a third-party guaranty or other credit enhancement.

ADDITIONAL LIMITATIONS ON THE USE OF STRATEGIC INSTRUMENTS

  The Series may not use any Strategic Instrument to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

          APPENDIX B--DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS

COMMERCIAL PAPER

  Description of relevant commercial paper ratings of Standard & Poor's Ratings Group ("S&P") are as follows:

    A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

    A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

    A-3: Issues carrying this designation have an adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

  Description of the relevant commercial paper ratings of Moody's Investors Service, Inc. ("Moody's") are as follows:

    PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    --Leading market positions in well-established industries.

    --High rates of return on funds employed.

    --Conservative capitalization structure with moderate reliance on debt and ample asset protection.

    --Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    --Well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurement and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

CORPORATE BONDS

  Descriptions of the bond ratings of S&P are:

  AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

  AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

  A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

  BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

  BB, B, CCC, CC or C--Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.

  C1--The rating C1 is reserved for income bonds on which no interest is being paid.

  D--Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

  The ratings from AA to CC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

  Descriptions of the bond ratings of Moody's are as follows:

  Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of such issues.

  Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat greater than the Aaa securities.

  A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

  Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca--Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

  C--Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Moody's applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its rating category.

                  [This page is intentionally left blank]

        MERRILL LYNCH INDEX FUNDS, INC. -- AUTHORIZATION FORM (PART 1)
-------------------------------------------------------------------------------
NOTE: THIS FORM MAY NOT BE USED FOR PURCHASES THROUGH THE MERRILL LYNCH
      BLUEPRINTSM PROGRAM. YOU MAY REQUEST A MERRILL LYNCH BLUEPRINTSM PROGRAM APPLICATION BY CALLING (800) 637-3766.
-------------------------------------------------------------------------------
1. SHARE PURCHASE APPLICATION

  I, being of legal age, wish to purchase: (choose one)
                 [_] Class A shares      [_] Class D shares
of the following Funds of Merrill Lynch Index Funds, Inc.

[_] Merrill Lynch S&P 500 Index Fund   [_] Merrill Lynch Aggregate Bond Index Fund
[_] Merrill Lynch Small Cap Index Fund [_] Merrill Lynch International Index Fund

and establish an Investment Account as described in the Prospectus. In the event that I am not eligible to purchase Class A shares, I understand that Class D shares will be purchased.

  I enclose a check for $............ payable to Merrill Lynch Financial Data
Services, Inc., as an initial investment (minimum $1,000 per Fund). I understand that this purchase will be executed at the applicable offering price next to be determined after this Application is received by you.
Name...........................................................................
  First Name                        Initial                        Last Name
Name of Co-Owner (if any)......................................................
                First Name                 Initial                 Last Name
Address..............................

                                         Name and Address of Employer ........
 .....................................    .....................................
                         (Zip Code)      .....................................
Occupation...........................    .....................................
 .....................................       Signature of Co-Owner (if any)
         Signature of Owner

(In the case of co-owners, a joint tenancy with right of survivorship will be presumed unless otherwise specified.)
-------------------------------------------------------------------------------
2. DIVIDEND AND CAPITAL GAIN DISTRIBUTION OPTION

     Ordinary Income Dividends            Long-Term Capital Gains

     SELECT  [_] Reinvest                 SELECT  [_] Reinvest
     ONE:    [_] Cash                     ONE:    [_] Cash

If no election is made, dividends and capital gains will be automatically reinvested at net asset value without a sales charge.

IF CASH, SPECIFY HOW YOU WOULD LIKE YOUR DISTRIBUTIONS PAID TO YOU: [_] Check or [_] Direct Deposit to bank account

IF DIRECT DEPOSIT TO BANK ACCOUNT IS SELECTED, PLEASE COMPLETE BELOW:

I hereby authorize payment of dividend and capital gain distributions by direct deposit to my bank account and, if necessary, debit entries and adjustments for any credit entries made to my account in accordance with the terms I have selected on the Merrill Lynch Index Funds, Inc. Authorization Form.

SPECIFY TYPE OF ACCOUNT (CHECK ONE): [_] checking  [_] savings

Name on your account ..........................................................

Bank Name .....................................................................

Bank Number ...................... Account Number ............................

Bank Address ..................................................................

I AGREE THAT THIS AUTHORIZATION WILL REMAIN IN EFFECT UNTIL I PROVIDE WRITTEN NOTIFICATION TO MERRILL LYNCH FINANCIAL DATA SERVICES, INC. AMENDING OR TERMINATING THIS SERVICE.

Signature of Depositor ........................................................

Signature of Depositor ............................... Date...................
(If joint account, both must sign)

NOTE: IF DIRECT DEPOSIT TO BANK ACCOUNT IS SELECTED, YOUR BLANK, UNSIGNED CHECK MARKED "VOID" OR A DEPOSIT SLIP FROM YOUR SAVINGS ACCOUNT SHOULD ACCOMPANY THIS APPLICATION.

-------------------------------------------------------------------------------
3. SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER

           [                                                      ]
           Social Security Number or Taxpayer Identification Number

  Under penalty of perjury, I certify (1) that the number set forth above is my correct Social Security Number or Taxpayer Identification Number and (2) that I am not subject to backup withholding (as discussed in the Prospectus under "Taxes") either because I have not been notified that I am subject thereto as a result of a failure to report all interest or dividends, or the Internal Revenue Service ("IRS") has notified me that I am no longer subject thereto.

  INSTRUCTION: YOU MUST STRIKE OUT THE LANGUAGE IN (2) ABOVE IF YOU HAVE BEEN NOTIFIED THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING DUE TO UNDERREPORTING AND IF YOU HAVE NOT RECEIVED A NOTICE FROM THE IRS THAT BACKUP WITHHOLDING HAS BEEN TERMINATED. THE UNDERSIGNED AUTHORIZES THE FURNISHING OF THIS CERTIFICATION TO OTHER MERRILL LYNCH SPONSORED MUTUAL FUNDS.

 .....................................    .....................................
         Signature of Owner                 Signature of Co-Owner (if any)
-------------------------------------------------------------------------------

5. FOR DEALER ONLY
    Branch Office, Address, Stamp        We hereby authorize Merrill Lynch
                                         Funds Distributor, Inc. to act as
-                                  -     our agent in connection with
                                         transactions under this
                                         authorization form and agree to
                                         notify the Distributor of any
                                         purchases or sales made under a
                                         Letter of Intention, Automatic
                                         Investment Plan or Systematic
                                         Withdrawal Plan. We guarantee the
-                                  -     shareholder's signature.

This form, when completed, should        .....................................
be mailed to:                                   Dealer Name and Address

  ML Index Funds                         By ..................................
  c/o Merrill Lynch Financial               Authorized Signature of Dealer
   Data Services, Inc.
  P.O. Box 45289                         [ ][ ][ ]   [ ][ ][ ][ ]...............
  Jacksonville, FL 32232-5289            Branch Code F/C No.     F/C Last Name

                                         [ ][ ][ ]   [ ][ ][ ][ ][ ]
                                         Dealer's Customer Account No.

      MERRILL LYNCH INDEX FUNDS, INC. -- AUTHORIZATION FORM (PART 2)
-------------------------------------------------------------------------------

NOTE: THIS FORM IS REQUIRED TO APPLY FOR THE SYSTEMATIC WITHDRAWAL OR
AUTOMATIC INVESTMENT PLANS ONLY.
-------------------------------------------------------------------------------


1. ACCOUNT REGISTRATION

Name of Owner......................         [                       ]
                                            Social Security Number or
                                             Taxpayer Identification
                                                     Number

Name of Co-Owner (if any)..........

Address............................        Account Number ....................
                                           (if existing account)
 ...................................
-------------------------------------------------------------------------------

2. SYSTEMATIC WITHDRAWAL PLAN (SEE TERMS AND CONDITIONS IN THE STATEMENT OF ADDITIONAL INFORMATION)

MINIMUM REQUIREMENTS: $10,000 for monthly disbursements, $5,000 for quarterly, of [_] Class A or [_] Class D shares of the following Funds of Merrill Lynch Index Funds, Inc.

[_] Merrill Lynch S&P 500 Index Fund   [_] Merrill Lynch Aggregate Bond Index Fund
[_] Merrill Lynch Small Cap Index Fund [_] Merrill Lynch International Index Fund

at cost or current offering price. Withdrawals to be made either (check one)
[_] Monthly on the 24th day of each month, or [_] Quarterly on the 24th day of March, June, September and December. If the 24th falls on a weekend or holiday, the next succeeding business day will be utilized. Begin systematic
withdrawal on                     or as soon as possible thereafter.
                      (month)

SPECIFY THE AMOUNT OF THE WITHDRAWAL YOU WOULD LIKE PAID TO YOU (CHECK ONE):
[_] $      or [_]    % of the current value of [_] Class A or [_] Class D
shares in the account.

SPECIFY WITHDRAWAL METHOD: [_] check or [_] direct deposit to bank account (check one and complete part (a) or (b) below):

DRAW CHECKS PAYABLE (CHECK ONE)

(a)I hereby authorize payment by check
  [_] as indicated in Item 1.
  [_] to the order of..........................................................

Mail to (check one)
  [_] the address indicated in Item 1.
  [_] Name (Please Print)......................................................

   Address ...................................................................

      ......................................................................

      Signature of Owner............................    Date..................

      Signature of Co-Owner (if any)........................................

(B) I HEREBY AUTHORIZE PAYMENT BY DIRECT DEPOSIT TO BANK ACCOUNT AND, IF NECESSARY, DEBIT ENTRIES AND ADJUSTMENTS FOR ANY CREDIT ENTRIES MADE TO MY ACCOUNT. I AGREE THAT THIS AUTHORIZATION WILL REMAIN IN EFFECT UNTIL I PROVIDE WRITTEN NOTIFICATION TO MERRILL LYNCH FINANCIAL DATA SERVICES, INC. AMENDING OR TERMINATING THIS SERVICE.

Specify type of account (check one): [_] checking [_] savings

Name on your account...........................................................

Bank Name......................................................................

Bank Number........................ Account Number............................

Bank Address...................................................................

     ........................................................................

Signature of Depositor................................. Date..................

Signature of Depositor.........................................................
(If joint account, both must sign)

NOTE: IF DIRECT DEPOSIT IS ELECTED, YOUR BLANK, UNSIGNED CHECK MARKED "VOID" OR A DEPOSIT SLIP FROM YOUR SAVINGS ACCOUNT SHOULD ACCOMPANY THIS APPLICATION.

-------------------------------------------------------------------------------

3. APPLICATION FOR AUTOMATIC INVESTMENT PLAN

  I hereby request that Merrill Lynch Financial Data Services, Inc. draw an automated clearing house ("ACH") debit on my checking account as described below each month to purchase: (choose one):

              [_] Class A shares      [_] Class D shares

of the following Funds of Merrill Lynch Index Funds, Inc.

[_] Merrill Lynch S&P 500 Index Fund   [_] Merrill Lynch Aggregate Bond Index Fund
[_] Merrill Lynch Small Cap Index Fund [_] Merrill Lynch International Index Fund

subject to the terms set forth below. In the event that I am not eligible to purchase Class A shares, I understand that Class D shares will be purchased.

    MERRILL LYNCH FINANCIAL DATA           AUTHORIZATION TO HONOR ACH DEBITS
           SERVICES, INC.                  DRAWN BY MERRILL LYNCH FINANCIAL
                                                  DATA SERVICES, INC.

You are hereby authorized to draw an     To...............................Bank
ACH debit each month on my bank                        (Investor's Bank)
account for investment in Merrill
Lynch Index Funds, Inc. as indicated     Bank Address.........................
below:

  Amount of each ACH debit $........     City....... State........ Zip.......

  Account Number....................
                                         As a convenience to me, I hereby
Please date and invest ACH debits on     request and authorize you to pay and
the 20th of each month beginning         charge to my account ACH debits
                                (month)  drawn on my account by and payable
      or as soon thereafter as           to Merrill Lynch Financial Data
possible.                                Services, Inc. I agree that your
                                         rights in respect to each such debit
I agree that you are drawing these       shall be the same as if it were a
ACH debits voluntarily at my request     check drawn on you and signed
and that you shall not be liable for     personally by me. This authority is
any loss arising from any delay in       to remain in effect until revoked by
preparing or failure to prepare any      me in writing. Until you receive
such debit. If I change banks or         such notice, you shall be fully
desire to terminate or suspend this      protected in honoring any such
program, I agree to notify you           debit. I further agree that if any
promptly in writing. I hereby            such debit be dishonored, whether
authorize you to take any action to      with or without cause and whether
correct erroneous ACH debits of my       intentionally or inadvertently, you
bank account or purchases of fund        shall be under no liability.
shares including liquidating shares
of the Fund and crediting my bank        ............   .....................
account. I further agree that if a           Date           Signature of
check or debit is not honored upon                            Depositor
presentation, Merrill Lynch Financial
Data Services, Inc. is authorized to     ............   .....................
discontinue immediately the Automatic        Bank      Signature of Depositor
Investment Plan and to liquidate           Account       (If joint account,
sufficient shares held in my account        Number         both must sign)
to offset the purchase made with the
dishonored debit.

 ............    .....................
    Date            Signature of
                      Depositor

                ......................
               Signature of Depositor
                 (If joint account,
                   both must sign)

NOTE: IF AUTOMATIC INVESTMENT PLAN IS ELECTED, YOUR BLANK, UNSIGNED CHECK MARKED "VOID" SHOULD ACCOMPANY THIS APPLICATION.

           ADMINISTRATOR OF THE CORPORATION AND MANAGER OF THE TRUST

                      Merrill Lynch Asset Management, L.P.
                            Administrative Offices:
                             800 Scudders Mill Road
                             Plainsboro, New Jersey
                                Mailing Address:
                                    Box 9011
                        Princeton, New Jersey 08543-9011

                                  DISTRIBUTOR

                     Merrill Lynch Funds Distributor, Inc.
                            Administrative Offices:
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536
                                Mailing Address:
                                    Box 9081
                        Princeton, New Jersey 08543-9081

                                   CUSTODIAN

                        Merrill Lynch S&P 500 Index Fund
                       Merrill Lynch Small Cap Index Fund
                    Merrill Lynch Aggregate Bond Index Fund
                          Merrill Lynch Trust Company
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536
                     Merrill Lynch International Index Fund
                        State Street Bank Trust Company
                                  P.O. Box 351
                           Boston Massachusetts 02101

                                 TRANSFER AGENT

                  Merrill Lynch Financial Data Services, Inc.
                            Administrative Offices:
                           4800 Deer Lake Drive East
                        Jacksonville, Florida 32246-6484
                                Mailing Address:
                                 P.O. Box 45289
                        Jacksonville, Florida 32232-5289

                              INDEPENDENT AUDITORS

                             Deloitte & Touche LLP
                                117 Campus Drive
                        Princeton, New Jersey 08540-6400

                                    COUNSEL

                   Shereff, Friedman, Hoffman & Goodman, LLP
                                919 Third Avenue
                            New York, New York 10022

 NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE STATEMENT OF AD-DITIONAL INFORMATION, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPEC-TUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE CORPORATION OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY STATE IN WHICH SUCH OF-FERING MAY NOT LAWFULLY BE MADE.
                              -------------------
                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Fee Table..................................................................   2
Financial Highlights.......................................................   4
Investment Objectives and Policies.........................................   6
 Structure of the Funds and the Series.....................................   6
 S&P 500 Index Fund........................................................   7
 Small Cap Index Fund......................................................   8
 Aggregate Bond Index Fund.................................................   8
 International Index Fund..................................................   9
 About Indexing and Management of the Series...............................  10
 Other Types of Investments and Investment Techniques of the Series........  11
 Other Investment Policies and Practices of the Series.....................  12
 Investment Restrictions...................................................  15
 Risk Factors..............................................................  15
 Additional Information Concerning the Indices.............................  18
Management of the Funds....................................................  20
 Board of Directors........................................................  20
 Administration of the Corporation and the Funds...........................  20
 Advisory Arrangements of the Trust and the Series.........................  20
 Expenses..................................................................  21
 Transfer Agency Services..................................................  22
 Code of Ethics............................................................  23
Purchase of Shares.........................................................  23
 Account Maintenance Plan..................................................  24
Redemption of Shares.......................................................  24
 Redemption................................................................  25
 Repurchase................................................................  25
Shareholder Services.......................................................  26
 Investment Account........................................................  26
 Automatic Reinvestment of Dividends and Capital Gains Distributions.......  26
 Systematic Withdrawal Plans...............................................  27
 Exchange Privilege........................................................  27
 Automatic Investment Plans................................................  27
 Retirement Plans..........................................................  27
Performance Data...........................................................  27
Taxes......................................................................  28
Additional Information.....................................................  30
 Dividends and Distributions...............................................  30
 Determination of Net Asset Value..........................................  31
 Organization of the Corporation...........................................  31
 Year 2000 Issues..........................................................  32
 Shareholder Inquires......................................................  33
 Shareholder Reports.......................................................  33
Appendix A................................................................. A-1
Appendix B................................................................. A-5
Authorization Form......................................................... A-9

                                                           Code #19003-0398

[LOGO] MERRILL LYNCH

Merrill Lynch
Index Funds, Inc.

[ART]

PROSPECTUS

March 31, 1998

Distributor
Merrill Lynch
Funds Distributor, Inc.

This prospectus should be retained for future reference.

STATEMENT OF ADDITIONAL INFORMATION

                        MERRILL LYNCH INDEX FUNDS, INC.
   P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011 . PHONE NO. (609) 282-2800

                               ----------------

  Merrill Lynch Index Funds, Inc. (the "Corporation") currently consists of four portfolios or series: Merrill Lynch S&P 500 Index Fund ("S&P 500 Index Fund"), Merrill Lynch Small Cap Index Fund ("Small Cap Index Fund"), Merrill Lynch Aggregate Bond Index Fund ("Aggregate Bond Index Fund") and Merrill Lynch International Index Fund ("International Index Fund") (collectively, the "Funds," and each, a "Fund"). Each Fund is a non-diversified mutual fund whose investment objective is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of a specified securities index. Each Fund will seek to achieve its objective by investing all of its assets in the series (collectively, the "Series," and each, a "Series") of Merrill Lynch Index Trust (the "Trust") that has the same investment objective as the Fund. Each Fund's investment experience will correspond directly to the investment experience of the respective Series in which it invests. There can be no assurance that the investment objectives of the Funds will be achieved.

  Each Fund offers two classes of shares, Class A shares and Class D shares. Class A shares of each Fund are offered at a price equal to the next determined net asset value per share without the imposition of any front-end or deferred sales charge, and are not subject to any ongoing account maintenance or distribution fee. Distribution of Class A shares of each Fund is limited to certain eligible investors. Class D shares of each Fund are offered at a price equal to the next determined net asset value per share without the imposition of any front-end or deferred sales charge and are not subject to any ongoing distribution fee, but are subject to an ongoing account maintenance fee at an annual rate of 0.25% of average daily net assets.

  This Statement of Additional Information for the Funds is not a prospectus and should be read in conjunction with the prospectus of the Funds, dated March 31, 1998 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling or by writing the Funds at the above telephone number or address. This Statement of Additional Information has been incorporated by reference into the Prospectus.

                               ----------------

                MERRILL LYNCH ASSET MANAGEMENT, L.P.--MLAM
               MERRILL LYNCH FUNDS DISTRIBUTOR, INC.--DISTRIBUTOR

                               ----------------

  THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MARCH 31, 1998

                       INVESTMENT OBJECTIVES AND POLICIES

  Merrill Lynch Index Funds, Inc. currently consists of four series: S&P 500 Index Fund, Small Cap Index Fund, Aggregate Bond Index Fund and International Index Fund. Each Fund is a non-diversified mutual fund whose investment objective is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of a specified securities index. Each Fund will seek to achieve its objective by investing all of its assets in the Series of Merrill Lynch Index Trust that has the same investment objective as the Fund. Each Fund's investment experience will correspond directly to the investment experience of the respective Series in which it invests. Reference is made to the discussion under "Investment Objectives and Policies" in the Prospectus for information with respect to each Fund's and each Series' investment objective and policies. There can be no assurance that the investment objectives of the Funds will be achieved.

  The Funds' and Series' investment objectives are not fundamental policies, and may be changed by the Directors of the Corporation and the Trustees of the Trust, respectively, without shareholder approval. THE TRUSTEES AND THE DIRECTORS MAY ALSO CHANGE THE TARGET INDEX OF ANY RESPECTIVE SERIES AND FUND IF THEY CONSIDER THAT A DIFFERENT INDEX WOULD FACILITATE THE MANAGEMENT OF THE SERIES AND FUND IN A MANNER WHICH BETTER ENABLES THE FUND AND SERIES TO SEEK TO REPLICATE THE TOTAL RETURN OF THE MARKET SEGMENT REPRESENTED BY THE CURRENT INDEX.

INVESTMENT RESTRICTIONS

  The Corporation has adopted the following restrictions and policies relating to the investment of each Fund's assets and activities, which are fundamental policies and may not be changed with respect to a Fund without the approval of the holders of a majority of the Fund's outstanding voting securities (which for this purpose and under the Investment Company Act of 1940, as amended (the "Investment Company Act") means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Provided that none of the following restrictions shall prevent a Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure), each Fund may not:

    1. Make any investment inconsistent with the Fund's classification as a non-diversified company under the Investment Company Act.

    2. Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities); provided, that in replicating the weighting of a particular industry in its target index, a Series or Fund may invest more that 25% of its total assets in securities of issuers in that industry.

    3. Make investments for the purpose of exercising control or management.

    4. Purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

    5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that a Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time.

    6. Issue senior securities to the extent such issuance would violate applicable law.

    7. Borrow money, except that (i) a Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) a Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. A Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund's investment policies as set forth in the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

    8. Underwrite securities of other issuers except insofar as a Fund technically may be deemed an underwriter under the Securities Act in selling portfolio securities.

    9. Purchase or sell commodities or contracts on commodities, except to the extent that a Fund may do so in accordance with applicable law and the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

  The Trust has adopted investment restrictions substantially identical to the foregoing, which are fundamental policies of the Trust and may not be changed with respect to any Series without the approval of the holders of a majority of the interests of the Series.

  In addition, the Trust and the Corporation have adopted as an operating policy, which may be changed by the Trustees and the Directors without shareholder approval, that no Series or Fund, respectively, will make any additional investments if the amount of its borrowings exceeds 5% of its total assets. Borrowings do not include the use of investment techniques that may be deemed to create leverage, including, but not limited to, such techniques as dollar rolls, when-issued securities, options and futures.

  Portfolio securities of each Fund's underlying Series generally may not be purchased from, sold or loaned to Merrill Lynch Asset Management, L.P. ("MLAM") or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the Investment Company Act.

  Because of the affiliation of MLAM with the Corporation, the Series are prohibited from engaging in certain transactions involving MLAM's affiliate, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), or its affiliates except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the Investment Company Act. See "Portfolio Transactions and Brokerage." Without such an exemptive order, the Series are prohibited from engaging in portfolio transactions with Merrill Lynch or its affiliates acting as principal and from purchasing securities in public offerings which are not registered under the Securities Act in which such firms or any of their affiliates participate as an underwriter or dealer.

                            MANAGEMENT OF THE FUNDS

DIRECTORS AND OFFICERS

  Information about the Directors and executive officers of the Corporation and their principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of each executive officer and Director is P.O. Box 9011, Princeton, New Jersey 08543-9011.

  Terry K. Glenn (57)--President and Director(1)(2)--Executive Vice President of MLAM and Fund Asset Management, L.P. ("FAM") since 1983; Executive Vice President and Director of Princeton Services, Inc. since 1993; President of Merrill Lynch Funds Distributor, Inc. (the "Distributor") since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.

  Jack B. Sunderland (69)--Director(2)--P.O. Box 7, West Cornwall, Connecticut 06796. President and Director of American Independent Oil Company, Inc. (energy company) since 1987; Member of Council on Foreign Relations since 1971.

  Stephen B. Swensrud (64)--Director(2)--24 Federal Street, Suite 400, Boston, Massachusetts 02110. Chairman, Fernwood Advisors (investment adviser) since 1996; Principal, Fernwood Associates (financial consultant) since 1975.

  J. Thomas Touchton (58)--Director(2)--Suite 3405, One Tampa City Center, Tampa, Florida 33602. Managing Partner of The Witt-Touchton Company and its predecessor The Witt Co. (private investment partnership) since 1972; Trustee Emeritus of Washington and Lee University; Director of TECO Energy, Inc. (electric utility holding company).

  Norman R. Harvey (64)--Senior Vice President(1)(2)--Senior Vice President of MLAM and FAM since 1982.

  Joseph T. Monagle, Jr. (49)--Senior Vice President(1)(2)--Senior Vice President and Department Head of the Global Fixed Income Division of MLAM and FAM since 1990; Vice President of MLAM from 1978 to 1990; Senior Vice President of Princeton Services since 1993.

  Gregory Mark Maunz (44)--Senior Vice President(1)(2)--First Vice President of MLAM since 1997; Vice President of MLAM from 1985 to 1997; Portfolio Manager of MLAM since 1984.

  Eric S. Mitofsky (43)--Senior Vice President(1)(2)--First Vice President of MLAM since 1997; Vice President of MLAM from 1992 to 1997; Senior Desk Analyst with Merrill Lynch Program Trading Desk from 1987 to 1992.

  Jay C. Harbeck (62)--Senior Vice President(1)(2)--First Vice President of MLAM since 1997; Vice President of MLAM and FAM from 1986 to 1997.

  Gerald M. Richard (48)--Treasurer(1)(2)--Senior Vice President and Treasurer of MLAM since 1984; Senior Vice President and Treasurer of FAM since 1984; Treasurer of the Distributor since 1984 and Vice President since 1981.

  Ira P. Shapiro (34)--Secretary(1)(2)--Director (Legal Advisory) of MLAM since 1997; Attorney with MLAM and FAM from 1993 to 1997; Attorney in private practice prior to 1993.
--------
(1) Interested person, as defined in the Investment Company Act, of the Corporation.
(2) Such Director or officer is a director, trustee or officer of other investment companies for which MLAM or FAM acts as investment adviser.

  As of the date of this Statement of Additional Information, the officers and Directors of the Corporation as a group (eleven persons) owned an aggregate of less than 1% of the outstanding shares of Common Stock of Merrill Lynch & Co., Inc. and owned an aggregate of less than 1% of the outstanding shares of any of the Funds.

  Pursuant to the terms of the Administration Agreement with the Corporation, MLAM pays all compensation of officers of the Corporation as well as the fees of all Directors who are affiliated persons of MLAM. The Corporation and the Trust pay each individual who serves as a Director/Trustee not affiliated with MLAM (each a "non-affiliated Director/Trustee") a fee of $2,500 per year plus $250 per Board meeting attended, together with such individual's actual out-of-pocket expenses relating to attendance at meetings. The Corporation and the Trust also compensate members of the Audit and Nominating Committee (the "Committee"), which consists of all of the non-affiliated Director/Trustees of the Funds and the Series, with a fee of $1,000 per year. For the fiscal period April 3, 1997 (commencement of operations) to December 31, 1997 for the S&P 500 Index Fund, the S&P 500 Index Series, the Aggregate Bond Index Fund and the Aggregate Bond Index Series, fees and expenses paid to non-affiliated Directors/Trustees aggregated $200, $5,797, $750 and $3,065, respectively. For the fiscal period April 9, 1997 (commencement of operations) to December 31, 1997 for the Small Cap Index Fund, the Small Cap Index Series, the International Index Fund and the International Index Series, fees and expenses paid to non-affiliated Directors/Trustees aggregated $0, $2,203, $381 and $3,361, respectively.

COMPENSATION OF DIRECTORS/TRUSTEES

  The following table sets forth the aggregate compensation the Corporation and the Trust expect to pay to the non-affiliated Directors/Trustees for the current fiscal year and the total compensation paid by all investment companies advised by MLAM and its affiliate, FAM ("MLAM/FAM-Advised Funds") to the non-affiliated Directors/Trustees for the calendar year ended December 31, 1997.

                                                                                TOTAL COMPENSATION
                                                                              FROM FUNDS/SERIES AND
                                  AGGREGATE        PENSION OR RETIREMENT             MLAM/FAM
                              COMPENSATION FROM     BENEFITS ACCRUED AS         ADVISED FUNDS PAID
 NAM OF DIRECTOR/TRUSTEEE       FUNDS/SERIES    PART OF FUND/SERIES EXPENSES TO DIRECTORS/TRUSTEES(1)
------------------------      ----------------- ---------------------------- ------------------------
    Jack B. Sunderland......       $4,500                   None                     132,600
    Stephen B. Swensrud.....       $4,500                   None                     175,500
    J. Thomas Touchton......       $4,500                   None                     132,100

--------

(1) The Directors/Trustees serve on the boards of MLAM/FAM Advised Funds as follows: Mr. Sunderland (18 registered investment companies consisting of 30 portfolios); Mr. Swensrud (23 registered investment companies consisting of 54 portfolios); Mr. Touchton (18 registered investment companies consisting of 30 portfolios).

ADMINISTRATION ARRANGEMENTS

  MLAM is owned and controlled by Merrill Lynch & Co., Inc., a financial services holding company and the parent of Merrill Lynch. Reference is made to "Management of the Funds" in the Prospectus for certain information concerning the administration arrangements of the Corporation and the management and advisory arrangements of the Trust.

  The Corporation has entered into an administration agreement with MLAM (the "Administration Agreement"). As discussed in the Prospectus, MLAM receives for its services to the Funds monthly compensation at the annual rates of the average daily net assets of each Fund as follows:

         NAME OF FUND                                         ADMINISTRATION FEE
         ------------                                         ------------------
   S&P 500 Index Fund........................................        0.20%
   Small Cap Index Fund......................................        0.22%
   Aggregate Bond Index Fund.................................        0.14%
   International Index Fund..................................        0.24%

  For the fiscal period April 3, 1997 (commencement of operations) to December 31, 1997, the total fee paid by the S&P 500 Index Fund and the Aggregate Bond Index Fund to MLAM was $594,524 and $204,163, respectively. For the fiscal period April 9, 1997 (commencement of operations) to December 31, 1997, the total fee paid by the Small Cap Index Fund and the International Index Fund to MLAM was $77,969 and $211,373, respectively.

  The Administration Agreement obligates MLAM to provide certain administrative services to the Corporation and the Funds and to pay all compensation of and furnish office space for officers and employees of the Corporation as well as the fees of all Directors who are affiliated persons of MLAM or any of their affiliates. Each Fund pays all other expenses incurred in the operation of the Fund, including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, stock certificates, shareholder reports and prospectuses and statements of additional information (except to the extent paid by the Distributor), charges of the Custodian, any Sub-custodian and Transfer Agent, expenses of redemption of shares, Securities and Exchange Commission fees, expenses of registering the shares under federal, state or foreign laws, fees and expenses of unaffiliated Directors, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Corporation or the Fund. Merrill Lynch Funds Distributor, Inc. (the "Distributor") will pay the promotional expenses of the Funds incurred in connection with the offering of their shares.

  Duration and Termination. Unless earlier terminated as described below, the Administration Agreement will remain in effect for two years from the date of its adoption. Thereafter, it will remain in effect from year to year with respect to each Fund if approved annually (a) by the Board of Directors and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated with respect to a Fund without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

MANAGEMENT AND ADVISORY ARRANGEMENTS

  Each Fund invests all of its assets in shares of the corresponding Series of the Trust. Accordingly, the Funds do not invest directly in portfolio securities and do not require investment advisory services. All portfolio management occurs at the level of the Trust. The Trust has entered into a management agreement with MLAM (the "Management Agreement"). As discussed in the Prospectus, MLAM receives for its services to the Series monthly compensation at the annual rates of the average daily net assets of each Series as follows:

         NAME OF SERIES                                           MANAGEMENT FEE
         --------------                                           --------------
   Merrill Lynch S&P 500 Index Series............................     0.05%
   Merrill Lynch Small Cap Index Series..........................     0.08%
   Merrill Lynch Aggregate Bond Index Series.....................     0.06%
   Merrill Lynch International Index Series......................     0.11%

  For the fiscal period April 3, 1997 (commencement of operations) to December 31, 1997, the fee earned by MLAM from the S&P 500 Index Series was 148,645, all of which was voluntarily waived, and the fee earned by MLAM from the Aggregate Bond Index Series was $88,609, of which $37,562 was voluntarily waived. For the fiscal period April 9, 1997 (commencement of operations) to December 31, 1997, the fee earned by MLAM from the Small Cap Index Series was $36,425, all of which was voluntarily waived, and the fee earned by MLAM from the International Index Series was $100,102, of which $35,546 was voluntarily waived.

  The Management Agreement obligates MLAM to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Trust connected with investment and economic research, trading and investment management of the Trust, as well as the fees of all Trustees who are affiliated persons of MLAM or any of their affiliates. Each Series pays all other expenses incurred in the operation of the Series, including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, stock certificates, shareholder reports and prospectuses and statements of additional information (except to the extent paid by the Distributor), charges of the Custodian, any Sub-custodian and Transfer Agent, expenses of redemption of shares, Securities and Exchange Commission fees, expenses of registering the shares under federal, state or foreign laws, fees and expenses of unaffiliated Trustees, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Trust or the Series. The Distributor will pay the promotional expenses of the Trust incurred in connection with the offering of its shares.

  Securities held by the Series of the Trust may also be held by, or be appropriate investments for, other funds or investment advisory clients for which MLAM or its affiliates act as an adviser. Because of different objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities by MLAM for the Series or other funds for which it acts as investment adviser or for its advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of MLAM or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

  MLAM is a limited partnership, the partners of which are ML & Co. and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of MLAM as defined under the Investment Company Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies. Similarly, the following entities may be considered "controlling persons" of MLAM

U.K.: Merrill Lynch Europe Limited (MLAM UK's parent), a subsidiary of Merrill Lynch International Holdings, a subsidiary of Merrill Lynch International Inc., a subsidiary of ML & Co.

  Duration and Termination. Unless earlier terminated as described below, the Management Agreement will remain in effect for two years from the date of its adoption. Thereafter, it will remain in effect from year to year with respect to each Series if approved annually (a) by the Board of Trustees or by a majority of the outstanding shares of the Series and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated with respect to a Series without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Series.

                               PURCHASE OF SHARES

  Reference is made to "Purchase of Shares" in the Prospectus for certain information as to the purchase of Fund shares.

  The Corporation has entered into a distribution agreement with the Distributor in connection with the offering of shares of the Funds (the "Distribution Agreement"). The Distribution Agreement obligates the Distributor to pay certain expenses in connection with the offering of the shares of the Funds. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. The Distribution Agreement is subject to the same renewal requirements and termination provisions as the Management Agreement described above.

  The Corporation reserves the right to suspend the offering of its shares at any time.

  Account Maintenance Plan. Reference is made to "Purchase of Shares--Account Maintenance Plan" in the Prospectus for certain information with respect to the Account Maintenance Plan (the "Plan") of the Class D shares of the Funds.

  The payment of the account maintenance fee is subject to the provisions of Rule 12b-1 under the Investment Company Act. Among other things, the Plan provides that the Distributor shall provide and the Directors shall review quarterly reports of the disbursement of the account maintenance fees paid to the Distributor. In their consideration of the Plan, the Directors must consider all factors they deem relevant, including information as to the benefits of the Plan to the Funds and their shareholders. The Plan further provides that, so long as the Plan remains in effect, the selection and nomination of Directors who are not "interested persons" of the Funds, as defined in the Investment Company Act (the "Independent Directors"), shall be committed to the discretion of the Independent Directors then in office. In approving the Plan in accordance with Rule 12b-1, the Independent Directors concluded that there is reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan can be terminated at any time, without penalty, by the vote of a majority of the Independent Directors or with respect to any Fund by the vote of the holders of a majority of the outstanding Class D shares of the Fund. The Plan cannot be amended to increase materially the amount to be spent by the Class D shares of a Fund without shareholder approval, and all material amendments are required to be approved by the vote of Directors, including a majority of the

Independent Directors who have no direct or indirect financial interest in the Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that the Fund preserve copies of the Plan and any report made pursuant to such plan for a period of not less than six years from the date of the Plan or such report, the first two years in an easily accessible place.

                              REDEMPTION OF SHARES

  Reference is made to "Redemption of Shares" in the Prospectus for certain information as to the redemption and repurchase of Fund shares.

  The right to redeem shares or to receive payment with respect to any such redemption may be suspended for more than seven days only for any period during which trading on the New York Stock Exchange ("NYSE") is restricted as determined by the Securities and Exchange Commission or such Exchange is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the Securities and Exchange Commission as a result of which disposal of portfolio securities or determination of the net asset value of a Fund is not reasonably practicable, and for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

  The value of shares at the time of redemption may be more or less than the shareholder's cost, depending on the market value of the securities held by the Fund and the Series at that time.

  Shares are redeemable at the option of the Corporation if, in the opinion of the Corporation, ownership of the shares has or may become concentrated to the extent which would cause the Corporation or a Fund to be deemed a personal holding company within the meaning of the Code.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

  Because the Funds will invest exclusively in shares of their corresponding Series it is expected that all transactions in portfolio securities will be entered into by the Series. MLAM is responsible for making the Series' portfolio decisions, placing the Series' brokerage business, evaluating the reasonableness of brokerage commissions and negotiating the amount of any commissions paid subject to a policy established by the Trust's Trustees and officers. The Trust has no obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Orders for transactions in portfolio securities are placed for the Trust with a number of brokers and dealers, including Merrill Lynch. In placing orders, it is the policy of the Trust to obtain the most favorable net results, taking into account various factors, including price, commissions, if any, size of the transaction and difficulty of execution. Where practicable, MLAM surveys a number of brokers and dealers in connection with proposed portfolio transactions and selects the broker or dealer which offers the Trust the best price and execution or other services which are of benefit to the Trust. Securities firms also may receive brokerage commissions on transactions including covered call options written by the Trust and the sale of underlying securities upon the exercise of such options. In addition, consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and policies established by the Trustees, MLAM may consider sales of shares of the Funds as a factor in the selection of brokers or dealers to execute portfolio transactions for the Trust.

  The Trust does not use any particular broker or dealer, and brokers who provide supplemental investment research to MLAM may receive orders for transactions by the Trust. Such supplemental research services ordinarily consist of: quantitative and modeling information, assessments and analyses of the business or prospects of a company, industry or economic sector. Information so received will be in addition to and not in lieu of the services required to be performed by MLAM under the Management Agreement. If in the judgment of MLAM the Trust will be benefited by supplemental research services, MLAM is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of MLAM will not necessarily be reduced as a result of the receipt of such supplemental information, and MLAM may use such information in servicing its other accounts. For the fiscal period April 3, 1997 to December 31, 1997, the Series did not acquire any securities of brokers or dealers which executed its portfolio transactions during that period.

  The Trust anticipates that brokerage transactions involving securities of companies domiciled in countries other than the United States will be conducted primarily on the principal stock exchanges of such countries. Brokerage commissions and other transaction costs on foreign stock exchange transactions are generally higher than in the United States, although the Trust will endeavor to achieve the best net results in effecting its portfolio transactions. There is generally less government supervision and regulation of foreign stock exchanges and brokers than in the United States.

  The Trust invests in certain securities traded in the over-the-counter market and, where possible, deals directly with the dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere. Under the Investment Company Act, persons affiliated with the Trust are prohibited from dealing with the Trust as principal in purchase and sale of securities. Since transactions in the over-the-counter ("OTC") market usually involve transactions with dealers acting as principal for their own accounts, affiliated persons of the Trust, including Merrill Lynch, will not serve as the Trust's dealer in such transactions. However, affiliated persons of the Trust may serve as its broker in the OTC transactions conducted on an agency basis.

  Pursuant to Section 11(a) of the Securities Exchange Act of 1934, as amended, Merrill Lynch may execute transactions for the Trust on the floor of any national securities exchange provided that prior authorization of such transactions is obtained and Merrill Lynch furnishes a statement to the Trust at least annually setting forth the compensation it has received in connection with such transactions.

  For the fiscal period April 3, 1997 (commencement of operations) to December 31, 1997, the Series paid brokerage commissions of $118,903 and $0 for the S&P 500 Index Series and the Aggregate Bond Index Series, respectively. For the fiscal period April 9, 1997 (commencement of operations) to December 31, 1997, the Series paid brokerage commissions of $60,361 and $146,336 for the Small Cap Index Series and the International Index Series, respectively. The Series paid no commissions to Merrill Lynch. The Trustees have considered the possibility of seeking to recapture for the benefit of the Trust brokerage commissions, dealer spreads and other expenses of possible portfolio transactions, such as underwriting commissions, by conducting such portfolio transactions through affiliated entities, including Merrill Lynch. For example, brokerage commissions received by Merrill Lynch could be offset against the management fee paid by the Trust to MLAM. After considering all factors deemed relevant, the Trustees made a determination not to seek such recapture. The Trustees will reconsider this matter from time to time.

  Portfolio Turnover. Although the Series will use a passive, indexing approach to investing, each Series may engage in a substantial number of portfolio transactions. The rate of portfolio turnover will be a limiting factor when MLAM considers whether to purchase or sell securities for a Series only to the extent that MLAM will consider the impact of transaction costs on a Series' tracking error. Changes in the securities comprising a Series' index will tend to increase that Series' portfolio turnover rate, as MLAM restructures the Series' holdings to reflect the changes in the index. A high rate of portfolio turnover would result in correspondingly greater brokerage commission expenses. Portfolio turnover rate is calculated by dividing the lesser of the Series' annual sales or purchases of portfolio securities (exclusive of purchases and sales of Government securities and of all other securities, including options, whose maturity or expiration dates at the time of acquisition were one year or less) by the monthly average value of the securities in the Series during the fiscal year. For the fiscal period April 3, 1997 (commencement of operations) to December 31, 1997, the portfolio turnover of the S&P 500 Index Series and the Aggregate Bond Index Series was 24.31% and 86.58%, respectively. For the fiscal period April 9, 1997 (commencement of operations) to December 31, 1997, the portfolio turnover of the Small Cap Index Series and the International Index Series was 16.45% and 14.79%, respectively.

                        DETERMINATION OF NET ASSET VALUE

  Reference is made to "Additional Information--Determination of Net Asset Value" in the Prospectus concerning the determination of net asset value.

  The net asset value of the shares of the Funds is determined once daily Monday through Friday as of 15 minutes after the close of business on the NYSE (generally 4:00 p.m., New York time) on each day the NYSE is open for trading (a "Pricing Day"). The NYSE is not open for trading on New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time. Expenses, including the fees payable to MLAM and the Distributor, and the advisory fees payable indirectly by the Series of the Trust to MLAM, are accrued daily.

  The principal assets of each Fund will normally be its interest of the underlying Series, which will be valued at its net asset value. A Series' securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the closing bid price for long positions, and at the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Long positions in securities traded in the OTC market are valued at the last quoted bid prices as at the close of trading on the NYSE on each day by brokers that make markets in the securities. Securities traded on the NASDAQ national market system are valued at the last sale price prior to the time of valuation. Short positions in securities traded in the OTC market are valued at the last available ask price in the OTC market prior to the time of valuation. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair value, as determined in good faith by or under the direction of the Trustees of the Trust.

  Each investor in the Trust may add to or reduce its investment in any Series on each Pricing Day. The value of each investor's (including the respective Funds') interest in a Series will be determined as of 15 minutes after the close of business on the NYSE (generally 4:00 p.m., New York
Time) by multiplying the net asset value of the Series by the percentage, effective for that day, that represents that investor's share of the aggregate interests in such Series. Any additions or withdrawals, which are to be effected on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in a Series will then be re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Series as of the time or determination on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Series effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Series as of such time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Series by all investors in the Series. The percentage so determined will then be applied to determine the value of the investor's interest in such Series as of 15 minutes after the close of business of the NYSE on the next Pricing Day of the Series.

                              SHAREHOLDER SERVICES

  The Funds offer a number of shareholder services described below which are designed to facilitate investment in their shares. Full details as to each of such services and copies of the various plans described below can be obtained from the Funds, the Distributor or Merrill Lynch. Certain of these services are available only to United States investors.

INVESTMENT ACCOUNT

  Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as transaction confirmations for automatic investment purchases and the reinvestment of ordinary income dividends and long-term capital gains distributions. The statement will also show any other activity in the account since the preceding statements. Shareholders will receive separate transaction confirmations for each purchase or sale transaction other than automatic investment purchase and the reinvestment of ordinary income dividends and long-term capital gains distribution. Shareholders may make additions to their Investment Account at any time by mailing a check directly to the Transfer Agents. Shareholders may also maintain their accounts through Merrill Lynch. Upon the transfer of shares out of a Merrill Lynch brokerage account, an Investment Account in the transferring shareholder's name will be opened automatically, without charge, at the Transfer Agent. Shareholders interested in transferring their shares from Merrill Lynch and who do not wish to have an Investment Account maintained for such shares at the Transfer Agent may request their new brokerage firm to maintain such shares in an account registered in the name of the brokerage firm for the benefit of the shareholder. If the new brokerage firm is willing to accommodate the shareholder in this manner, the shareholder must request that he be issued certificates for his shares, and then must turn the certificates over to the new firm for re-registration as described in the preceding sentence. Shareholders considering transferring from Merrill Lynch to another brokerage firm or financial institution should be aware that, if the firm to which the account is to be transferred will not take delivery of shares of a Fund, a shareholder must either redeem the shares so that the cash proceeds can be transferred to the account at the new firm, or such shareholder must continue to maintain an account at Merrill Lynch for those shares.

  Share certificates are issued only for full shares and only upon the specific request of the shareholder. Issuance of certificates representing all or only part of the full shares of an Investment Account may be requested by a shareholder directly from Merrill Lynch Financial Data Services, Inc. (the "Transfer Agent").

AUTOMATIC REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

  Unless specific instructions are given as to the method of payment of dividends and capital gains distributions, dividends and distributions will be reinvested automatically in additional shares of the Funds. Such reinvestment will be at the net asset value of shares of a Fund, without sales charge, as of the close of business on the ex-dividend date of the dividend or distribution. Shareholders may elect in writing or by telephoning (1-800-MER-FUND) to receive either their income dividends or capital gains distributions, or both, in cash, in which event payment will be mailed on or about the payment date (provided that, in the event that a payment on an account maintained at the Transfer Agent would amount to $10.00 or less, a shareholder will not receive such payment in cash and such payment will automatically be reinvested in additional shares). The Fund is not responsible for any failure of delivery to the shareholder's address of record and no interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may, at any time, notify Merrill Lynch in writing if the shareholder's account is maintained with Merrill Lynch or notify the Transfer Agent in writing if their account is maintained with the Transfer Agent that they no longer wish to have their dividends and/or distributions reinvested in shares of the Fund or vice versa and, commencing ten days after the receipt by the Transfer Agent of such notice, those instructions will be effected.

SYSTEMATIC WITHDRAWAL PLANS

  A shareholder may elect to receive systematic withdrawal payments from such shareholder's Investment Account in the form of payments by check or through automatic payment by direct deposit to such shareholder's bank account on either a monthly or quarterly basis. Shareholders whose shares are held within a CMA(R), CBA(R) or Retirement Account may elect to have shares redeemed on a monthly, bi-monthly, quarterly, semiannual or annual basis through the CMA(R)/CBA(R) Systematic Redemption Program, subject to certain conditions.

AUTOMATIC INVESTMENT PLANS

  Regular additions of shares may be made in an investor's Investment Account by prearranged charges of $50 or more to such investor's regular bank account. Investors who maintain CMA(R) accounts may arrange to have periodic investments made in the Funds in their CMA(R) account or in certain related accounts in amounts of $100 or more through the CMA(R) Automated Investment Program.

RETIREMENT PLANS

  Self-directed individual retirement accounts and other retirement plans are available from Merrill Lynch. Under these plans, investments may be made in a Fund and certain of the other mutual funds sponsored by Merrill Lynch as well as in other securities. Merrill Lynch charges an initial establishment fee and an annual custodial fee for each account. Information with respect to these plans is available on request from Merrill Lynch. The minimum initial purchase to establish any such plan is $100 and the minimum subsequent purchase is $1.

  Capital gains and income received in each of the plans referred to above are exempt from Federal taxation until distributed from the plans. Investors considering participation in any such plan should review specific tax laws relating thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

  It is the Corporation's intention to distribute all of its net investment income, if any. Dividends from such net investment income are paid at least annually with respect to each of the S&P 500 Index Fund, Small Cap Index Fund and International Index Fund. Dividends with respect to the Aggregate Bond Index Fund are declared daily and paid monthly. All net realized capital gains, if any, are distributed to Fund shareholders at least annually. From time to time, a Fund may declare a special distribution at or about the end of the calendar year in order to comply with a Federal income tax requirement that certain percentages of its ordinary income and capital gains be distributed during the taxable year. See "Shareholder Services--Reinvestment of Dividends and Capital Gains Distributions" for information concerning the manner in which dividends and distributions may be reinvested automatically in shares of the Funds. Shareholders may elect in writing to receive any such dividends or distributions, or both, in cash.

TAXES

  The Funds intend to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). As long as a Fund so qualifies, a Fund will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders. In order to qualify, the Fund generally must among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities, or other income (including but not limited to gains from options or futures) derived with respect to its business of investing in such stock or securities; (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year; (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other RICs, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer; and (iv) at the end of each fiscal quarter have no more than 25% of its assets invested in the securities (other than those of the government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.

  Dividends paid by a Fund from its ordinary income and distributions of the Fund's net realized short-term capital gains (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income. Distributions made from a Fund's net realized capital gains (including long-term gains from certain transactions in futures and options) are taxable to shareholders as capital gains, the character of which will be determined at the Fund level, regardless of the length of time the shareholder has owned Fund shares. Recent legislation creates additional categories of capital gains taxable at different rates. Not later than 60 days after the close of its taxable year, the Funds will provide shareholders with a written notice designating the amounts of any ordinary income dividends or capital gains dividends and the amount and character of any capital gains dividends. Distributions in excess of a Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset).

  Dividends and distributions are taxable to shareholders even though they are reinvested in additional shares of a Fund. A portion of the ordinary income dividends paid by the S&P 500 Index Fund and Small

Cap Index Fund may be eligible for the 70% dividends received deduction allowed to corporations under the Code, if certain requirements are met. For this purpose, the Funds will allocate dividends eligible for the dividends received deduction between the Class A and Class D shareholders according to a method that is based upon the gross income that is allocable to the Class A and Class D shareholders during the taxable year, or such other method as the Internal Revenue Service may prescribe. Distributions paid by the Aggregate Bond Index Fund and the International Index Fund will not be eligible for the dividends received deduction. If a Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

  Redemptions and exchanges of a Fund's shares are taxable events, and, accordingly, shareholders may realize gains or losses on such events. A loss realized on a sale or exchange of shares of a Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Fund shares held for six months or less, which is not disallowed, will be treated as long-term capital loss to the extent of any capital gains distributions received by the shareholder with respect to such shares.

  Ordinary income dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities generally will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under the applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

  Dividends and interest received by the International Index Fund and the Aggregate Bond Index Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Shareholders of the International Index Fund may be able to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. For example, certain retirement accounts cannot claim foreign tax credits on investments in foreign securities held by the Fund. The International Index Fund expects to be eligible, and intends, to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their proportionate share of such withholding taxes in their U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and deduct such proportionate share in computing their taxable incomes or, alternatively, subject to certain limitations, restrictions, and holding period requirements use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by noncorporation shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. The International Index Fund will report annually to its shareholders the amount per share of such withholding taxes. For this purpose, the Fund will allocate foreign taxes and foreign source income among the Class A and Class D shareholders according to a method similar to that described above for the allocation of dividends eligible for the dividends received deduction.

  The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar basis, and 98% of its capital gains, determined, in general, on an October 31 year end, plus certain undistributed amounts from previous years. For purposes of determining its distribution requirements, each Fund will account for its share of items of income, gain, loss and deductions of the Series as they are taken into account by the Series. While each Fund intends to distribute its income and capital gains in the manner necessary to avoid imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

  Under certain provisions of the Code, some shareholders may be subject to a 31% withholding tax on reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Corporation or who, to the Corporation's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

TAX TREATMENT OF OPTIONS AND FUTURES TRANSACTIONS

  Each Fund may purchase or sell options and futures. Options and futures contracts that are "Section 1256 contracts" will be "marked to market" for Federal income tax purposes at the end of each taxable year, i.e., each such option or futures contract will be treated as sold for its fair market value on the last day of the taxable year. In general, unless the special election referred to in the previous sentence is made, gain or loss from Section 1256 contracts will be 60% long-term and 40% short-term capital gain or loss.

  Newly-enacted Code Section 1259 will require the recognition of gain (but not loss) if a Fund makes a "constructive sale" of an appreciated financial position (e.g. debt instruments and stocks). A Fund generally will be considered to make a constructive sale of an appreciated financial position if it sells the same or substantially identical property short, enters into a futures or forward contract to deliver the same or substantially identical property, or enters into certain other similar transactions.

  Code Section 1092, which applies to certain "straddles," may affect the taxation of each Fund's transactions in options and futures contracts. Under
Section 1092, a Fund may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions in options and futures. Similarly, Code Section 1091, which deals with "wash sales," may cause a Fund to postpone recognition of certain losses for tax purposes; and Code Section 1258, which deals with "conversion transactions," may apply to recharacterize certain capital gains as ordinary income for tax purposes.

SPECIAL RULES FOR CERTAIN FOREIGN CURRENCY TRANSACTIONS

  In general, gains from "foreign currencies" and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies will be qualifying income for purposes of determining whether a Series qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, foreign currency futures and forward foreign exchange contracts will be valued for purposes of the RIC diversification requirements applicable to a Series.

  Under Code Section 988, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the United States dollar). In general, foreign currency gains or losses from certain forward contracts, from futures contracts that are not "regulated futures contracts" and from unlisted options will be treated as ordinary income or loss under Code
Section 988. In certain circumstances, a Series may elect capital gain or loss treatment for such transactions. In general, however, Code Section 988 gains or losses will increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gains. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, and any distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing the basis of each shareholder's Fund shares.

THE SERIES

  The Trust and each Fund have received a private letter ruling from the Internal Revenue Service ("IRS"), in which the IRS has ruled that each Series is classified as a partnership for tax purposes and, based upon that ruling, that each Fund will be entitled to look to the underlying assets of the Series in which it has invested for purposes of satisfying the diversification requirements and other requirements of the Code applicable to RICs. If any of the facts upon which such ruling is premised change in any material respect (e.g., if the Trust were required to register its interests under the Securities Act) and the Trust is unable to obtain a revised private letter ruling from the IRS indicating that each Series will continue to be classified as a partnership, then the Board of Directors of the Corporation will determine, in its discretion, the appropriate course of action for the Funds. One possible course of action would be to withdraw the Funds' investments from the Series and to retain an investment adviser to manage the Funds' assets in accordance with the investment policies applicable to the respective Fund. See "Investment Objectives and Policies."

  The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect, and does not address the state and local tax, or estate or inheritance tax, consequences of an investment in a Fund. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively.

  Dividends and capital gains distributions and gain on the sale or exchange of shares in a Fund may also be subject to state and local taxes.

  Shareholders are urged to consult their own tax advisers regarding specific questions as to Federal, state, local or foreign taxes or estate or inheritance tax. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in a Fund.

                                PERFORMANCE DATA

  From time to time a Fund may include its Fund's average annual total return, other total return data and/or yield in advertisements or information furnished to present or prospective shareholders. Total return figures are based on a Fund's historical performance and are not intended to indicate future performance. Average annual total return and yield are determined in accordance with a formula specified by the Securities and Exchange Commission.

  Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

  Each Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical $1,000 investment. Such data will be computed as described above, except that as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted. Actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time.

  Yield quotations will be computed based on a 30-day period by dividing (a), the net income based on the yield of each security earned during the period by
(b), the average number of shares outstanding during the period that were entitled to receive dividends, multiplied by the maximum offering price per share on the last day of the period.

  From time to time, a Fund may include its Fund's Morningstar risk-adjusted performance ratings in advertisements or supplemental sales literature.

  Set forth below is total return and yield information for the Class A and Class D shares of the Funds for the periods indicated.

                                              S&P 500 INDEX FUND

                                  CLASS A SHARES                      CLASS D SHARES
                        ----------------------------------- -----------------------------------
                                          REDEEMABLE VALUE                    REDEEMABLE VALUE
                         EXPRESSED AS A   OF A HYPOTHETICAL  EXPRESSED AS A   OF A HYPOTHETICAL
                        PERCENTAGE BASED  $1,000 INVESTMENT PERCENTAGE BASED  $1,000 INVESTMENT
                        ON A HYPOTHETICAL    AT THE END     ON A HYPOTHETICAL    AT THE END
        PERIOD          $1,000 INVESTMENT   OF THE PERIOD   $1,000 INVESTMENT   OF THE PERIOD
        ------          ----------------- ----------------- ----------------- -----------------
                                              AVERAGE ANNUAL TOTAL RETURN
April 3, 1997
 (commencement of
 operations) to
 December 31, 1997.....      43.38%           $1,308.00          42.98%           $1,305.30
                                                  ANNUAL TOTAL RETURN
April 3, 1997
 (commencement of
 operations) to
 December 31, 1997.....      30.80%           $1,308.00          30.53%           $1,305.30
                                                AGGREGATE TOTAL RETURN
April 3, 1997
 (commencement of
 operations) to
 December 31, 1997.....      30.80%           $1,308.00          30.53%           $1,305.30

                                             SMALL CAP INDEX FUND

                                  CLASS A SHARES                      CLASS D SHARES
                        ----------------------------------- -----------------------------------
                                          REDEEMABLE VALUE                    REDEEMABLE VALUE
                         EXPRESSED AS A   OF A HYPOTHETICAL  EXPRESSED AS A   OF A HYPOTHETICAL
                        PERCENTAGE BASED  $1,000 INVESTMENT PERCENTAGE BASED  $1,000 INVESTMENT
                        ON A HYPOTHETICAL    AT THE END     ON A HYPOTHETICAL    AT THE END
        PERIOD          $1,000 INVESTMENT   OF THE PERIOD   $1,000 INVESTMENT   OF THE PERIOD
        ------          ----------------- ----------------- ----------------- -----------------
                                              AVERAGE ANNUAL TOTAL RETURN
April 9, 1997
 (commencement of
 operations) to
 December 31, 1997.....      38.87%           $1,270.40          38.61%           $1,268.70
                                                  ANNUAL TOTAL RETURN
April 9, 1997
 (commencement of
 operations) to
 December 31, 1997.....      27.04%           $1,270.40          26.87%           $1,268.70
                                                AGGREGATE TOTAL RETURN
April 9, 1997
 (commencement of
 operations) to
 December 31, 1997.....      27.04%           $1,270.40          26.87%           $1,268.70

                                          AGGREGATE BOND INDEX FUND

                                   CLASS A SHARES                      CLASS D SHARES
                         ----------------------------------- -----------------------------------
                                           REDEEMABLE VALUE                    REDEEMABLE VALUE
                          EXPRESSED AS A   OF A HYPOTHETICAL  EXPRESSED AS A   OF A HYPOTHETICAL
                         PERCENTAGE BASED  $1,000 INVESTMENT PERCENTAGE BASED  $1,000 INVESTMENT
                         ON A HYPOTHETICAL    AT THE END     ON A HYPOTHETICAL    AT THE END
         PERIOD          $1,000 INVESTMENT   OF THE PERIOD   $1,000 INVESTMENT   OF THE PERIOD
         ------          ----------------- ----------------- ----------------- -----------------
                                               AVERAGE ANNUAL TOTAL RETURN
April 3, 1997
 (commencement of
 operations) to December
 31, 1997...............      12.94%           $1,094.90          12.66%           $1,092.90
                                                   ANNUAL TOTAL RETURN
April 3, 1997
 (commencement of
 operations) to December
 31, 1997...............       9.49%           $1,094.90           9.29%           $1,092.90
                                                 AGGREGATE TOTAL RETURN
April 3, 1997
 (commencement of
 operations) to December
 31, 1997...............       9.49%           $1,094.90           9.29%           $1,092.90
                                                          YIELD
30 days ending December
 31, 1997...............       6.12%                               5.86%

                                           INTERNATIONAL INDEX FUND

                                  CLASS A SHARES                      CLASS D SHARES
                        ----------------------------------- -----------------------------------
                                          REDEEMABLE VALUE                    REDEEMABLE VALUE
                         EXPRESSED AS A   OF A HYPOTHETICAL  EXPRESSED AS A   OF A HYPOTHETICAL
                        PERCENTAGE BASED  $1,000 INVESTMENT PERCENTAGE BASED  $1,000 INVESTMENT
                        ON A HYPOTHETICAL    AT THE END     ON A HYPOTHETICAL    AT THE END
        PERIOD          $1,000 INVESTMENT   OF THE PERIOD   $1,000 INVESTMENT   OF THE PERIOD
        ------          ----------------- ----------------- ----------------- -----------------
                                              AVERAGE ANNUAL TOTAL RETURN
April 9, 1997
 (commencement of
 operations) to
 December 31, 1997.....      11.77%           $1,084.50          11.45%           $1,082.20
                                                  ANNUAL TOTAL RETURN
April 9, 1997
 (commencement of
 operations) to
 December 31, 1997.....       8.45%           $1,084.50           8.22%           $1,082.20
                                                AGGREGATE TOTAL RETURN
April 9, 1997
 (commencement of
 operations) to
 December 31, 1997.....       8.45%           $1,084.50           8.22%           $1,082.20

                              GENERAL INFORMATION

DESCRIPTION OF SHARES

  The Corporation is a Maryland corporation incorporated on October 25, 1996. It has an authorized capital of 1,000,000,000 shares of Common Stock, par value $0.0001 per share, divided into 125,000,000 shares each of Class A and Class D shares for each of the four Funds: S&P 500 Index Fund, Small Cap Index Fund, Aggregate Bond Index Fund and International Index Fund. Class A and Class D shares of a Fund represent interests in the same assets of the Series and are identical in all respects except that the Class D shares bear certain expenses related to the account maintenance associated with such shares. Class D shares have exclusive voting rights with respect to matters relating to the class' account maintenance expenditures.

  Shareholders are entitled to one vote for each full share held and to fractional votes for fractional shares held in the election of Directors (to the extent hereafter provided) and on other matters submitted to the vote of shareholders. All shares of each Fund have equal voting rights, except that each Fund has exclusive voting rights to matters affecting only such Fund, and except that as noted above, Class D shares have exclusive voting rights with respect to matters relating to the class' account maintenance expenditures. There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by the shareholders, at which time the Directors then in office will call a shareholders' meeting for the election of Directors. Shareholders may, in accordance with the terms of the Articles of Incorporation, cause a meeting of shareholders to be held for the purpose of voting on the removal of Directors. Also, the Corporation will be required to call a special meeting of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in account maintenance fees or of a change in fundamental policies, objectives or restrictions. Except as set forth above, the Directors shall continue to hold office and appoint successor Directors. Each issued and outstanding share is entitled to participate equally in dividends and distributions declared and in net assets upon liquidation or dissolution remaining after satisfaction of outstanding liabilities, except that, as noted above, Class D shares bear certain additional expenses. Shares issued are fully-paid and non-assessable by the Fund. Voting rights for Directors are not cumulative.

  Stock certificates are issued by the Transfer Agent only on specific request. Certificates for fractional shares are not issued in any case.

  The Trust consists of four Series, and is organized as a Delaware business trust. Whenever a Fund is requested to vote on a fundamental policy of a Series, the Corporation will hold a meeting of the investing Fund's shareholders and will cast its vote as instructed by such Fund's shareholders.

  MLAM provided the initial capital for each Fund by purchasing 2,500 Class A shares of each Fund (10,000 total) and 2,500 Class D shares of each Fund (10,000 total), for an aggregate of $50,000 per Fund. Such shares were acquired for investment and can only be disposed of by redemption. The organizational expenses of the Corporation were paid by the Corporation and are amortized over a period not exceeding five years. The proceeds realized by MLAM upon redemption of any of such shares will be reduced by the proportionate amount of the unamortized organizational expenses which the number of shares redeemed bears to the number of shares initially purchased.

COMPUTATION OF OFFERING PRICE PER SHARE

  The offering price for Class A and Class D shares of each of the Funds based on the value of each Fund's net assets as of December 31, 1997, is calculated as follows:

                               S&P 500 INDEX FUND

                                                         CLASS A      CLASS D
                                                       ------------ ------------
Net Assets...........................................  $445,015,646 $157,567,040
                                                       ============ ============
Number of Shares Outstanding.........................    35,473,242   12,565,103
                                                       ============ ============
Net Asset Value Per Share (net assets divided by num-
 ber of shares
 outstanding) and Offering Price.....................  $      12.55 $      12.54
                                                       ============ ============

                              SMALL CAP INDEX FUND

                                                         CLASS A      CLASS D
                                                       ------------ ------------
Net Assets...........................................  $ 26,477,750 $ 38,778,528
                                                       ============ ============
Number of Shares Outstanding.........................     2,155,745    3,158,238
                                                       ============ ============
Net Asset Value Per Share (net assets divided by num-
 ber of shares
 outstanding) and Offering Price.....................  $      12.28 $      12.28
                                                       ============ ============

                           AGGREGATE BOND INDEX FUND

                                                         CLASS A      CLASS D
                                                       ------------ -----------
Net Assets............................................ $251,140,395 $56,133,534
                                                       ============ ===========
Number of Shares Outstanding..........................   24,112,166   5,387,967
                                                       ============ ===========
Net Asset Value Per Share (net assets divided by num-
 ber of shares
 outstanding) and Offering Price...................... $      10.42 $     10.42
                                                       ============ ===========

                            INTERNATIONAL INDEX FUND

                                                         CLASS A      CLASS D
                                                       ------------ -----------
Net Assets............................................ $115,190,077 $20,535,578
                                                       ============ ===========
Number of Shares Outstanding..........................   10,913,229   1,944,655
                                                       ============ ===========
Net Asset Value Per Share (net assets divided by num-
 ber of shares
 outstanding) and Offering Price...................... $      10.56 $     10.56
                                                       ============ ===========

INDEPENDENT AUDITORS

  Deloitte & Touche, LLP, has been selected as the independent auditors of the Corporation and the Trust. The selection of the Corporation's independent auditors is subject to ratification by shareholders in years when an annual meeting of shareholders is held. In addition, employment of such auditors may be terminated without any penalty by vote of a majority of the outstanding shares of the Corporation at a meeting called for the purpose of terminating such employment. The independent auditors are responsible for auditing the annual financial statements of the Funds.

CUSTODIAN

  Merrill Lynch Trust Company, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, acts as the custodian of the assets of S&P 500 Index Series, Small Cap Index Series and Aggregate Bond Index Series. State Street Bank and Trust Company ("State Street"), P.O. Box 351, Boston Massachusetts 02101, acts as the custodian of the assets of International Index Series. Under its contract with the Trust, State Street is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by the International Index Series to be held in its offices outside the United States and with certain foreign banks and securities depositories. Each custodian is responsible for safeguarding and controlling cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on investments.

TRANSFER AGENT

  Merrill Lynch Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, acts as the Transfer Agent of the Corporation and the Trust. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts. See "Management of the Funds--Transfer Agency Services" in the Prospectus.

LEGAL COUNSEL

  Shereff, Friedman, Hoffman & Goodman, LLP, 919 Third Avenue, New York, New York 10022, is counsel for the Corporation and the Trust.

REPORTS TO SHAREHOLDERS

  The Funds' fiscal year ends on December 31 of each year. The Corporation sends to its shareholders at least quarterly reports showing the Funds' portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive Federal income tax information regarding dividends and capital gains distributions.

ADDITIONAL INFORMATION

  The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Corporation has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.

  Under separate agreements Merrill Lynch has granted the Corporation and the Trust the right to use the "Merrill Lynch" name and has reserved the right to withdraw its consent to the use of such name by the Corporation and the Trust at any time or to grant the use of such name to any other company, and the Corporation and the Trust have granted Merrill Lynch, under certain conditions, the use of any other name it might assume in the future, with respect to any corporation organized by Merrill Lynch.

  To the knowledge of the Funds, no person or entity owned beneficially 5% or more of any class of any of the Fund's shares on March 1, 1998.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders ofMerrill Lynch Index Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch S&P 500 Index Fund (one of the series constituting Merrill Lynch Index Funds, Inc.) as of December 31, 1997, the related statements of operations and changes in net assets, and the financial highlights for the period April 3, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch S&P 500 Index Fund of the Merrill Lynch Index Funds, Inc. as of December 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period April 3, 1997 to December 31, 1997 in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Princeton, New Jersey
February 18, 1998

                  [This page is intentionally left blank]

                             Merrill Lynch S&P 500 Index Fund, December 31, 1997

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
S&P 500
INDEX FUND         As of December 31, 1997
===================================================================================================================================
Assets:            Investment in Merrill Lynch S&P 500 Index Series, at value
                    (identified cost--$556,749,518) (Note 1a)...........................................               $602,800,370
                   Receivable from administrator (Note 2)...............................................                     22,452
                   Deferred organization expenses (Note 1d).............................................                     18,553
                   Prepaid registration fees and other assets (Note 1d).................................                     55,387
                                                                                                                       ------------
                   Total assets.........................................................................                602,896,762
                                                                                                                       ------------
===================================================================================================================================
Liabilities:       Payable to distributor (Note 2)......................................................                     34,316
                   Accrued expenses.....................................................................                    279,760
                                                                                                                       ------------
                   Total liabilities ...................................................................                    314,076
                                                                                                                       ------------
===================================================================================================================================
Net Assets:        Net assets...........................................................................               $602,582,686
                                                                                                                       ============
===================================================================================================================================
Net Assets         Class A Shares of Common Stock, $0.0001 par value, 125,000,000 shares authorized.....               $      3,547
Consist of:        Class D Shares of Common Stock, $0.0001 par value, 125,000,000 shares authorized.....                      1,257
                   Paid-in capital in excess of par.....................................................                554,487,126
                   Undistributed investment income--net.................................................                     19,451
                   Undistributed realized capital gains on investments from the Series--net.............                  2,020,453
                   Unrealized appreciation on investments from the Series--net..........................                 46,050,852
                                                                                                                       ------------
                   Net assets...........................................................................               $602,582,686
                                                                                                                       ============
===================================================================================================================================
Net Asset          Class A--Based on net assets of $445,015,646 and 35,473,242 shares outstanding.......               $      12.55
Value:                                                                                                                 ============
                   Class D--Based on net assets of $157,567,040 and 12,565,103 shares outstanding.......               $      12.54
                                                                                                                       ============
===================================================================================================================================

                   See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
S&P 500
INDEX FUND         For the Period April 3, 1997+ to December 31, 1997
===================================================================================================================================
Investment Income  Investment income allocated from the Series..........................................               $ 6,268,736
 (Note 1b):        Expenses allocated from the Series...................................................                  (345,174)
                                                                                                                       ------------
                   Net investment income from the Series................................................                 5,923,562
                                                                                                                       ------------
===================================================================================================================================
Expenses:          Administration fee (Note 2)..........................................................  $  594,524
                   Registration fees (Note 1d)..........................................................     346,960
                   Account maintenance fee--Class D (Note 2)............................................     202,649
                   Transfer agent fees (Note 2).........................................................     171,551
                   Printing and shareholder reports.....................................................      47,114

MERRILL LYNCH
S&P 500
INDEX FUND         For the Period April 3, 1997+ to December 31, 1997
===================================================================================================================================
                   Professional fees....................................................................      20,000
                   Amortization of organization expenses (Note 1d)......................................      15,063
                   Accounting services (Note 2).........................................................       1,500
                   Directors' fees and expenses.........................................................         200
                   Other................................................................................       1,117
                                                                                                          ----------
                   Total expenses before reimbursement..................................................   1,400,678
                   Reimbursement of expenses (Note 2)...................................................    (355,750)
                                                                                                          ----------
                   Total expenses after reimbursement...................................................                  1,044,928
                                                                                                                       ------------
                   Investment income--net...............................................................                  4,878,634
                                                                                                                       ------------
===================================================================================================================================
Realized &         Realized gain on investments from the Series--net....................................                 20,857,038
Unrealized         Unrealized appreciation on investments from the Series--net..........................                 46,050,852
Gain from the                                                                                                          ------------
Series--Net:       Net Increase in Net Assets Resulting from Operations.................................               $ 71,786,524
                                                                                                                       ============
===================================================================================================================================

                 + Commencement of operations.
                   See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                                       For the Period
S&P 500                                                                                                            April 3, 1997+ to
INDEX FUND         Increase (Decrease) in Net Assets:                                                              December 31, 1997
===================================================================================================================================
Operations:        Investment income--net..........................................................................    $  4,878,634
                   Realized gain on investments from the Series--net...............................................      20,857,038
                   Unrealized appreciation on investments from the Series--net.....................................      46,050,852
                                                                                                                       ------------
                   Net increase in net assets resulting from operations............................................      71,786,524
                                                                                                                       ------------
===================================================================================================================================
Dividends &        Investment income--net
Distributions to     Class A.......................................................................................      (3,734,820)
Shareholders         Class D.......................................................................................      (1,124,363)
 (Note 1e):        Realized gain on investments from the Series--net
                     Class A.......................................................................................     (13,898,161)
                     Class D.......................................................................................      (4,938,424)
                                                                                                                       ------------
                   Net decrease in net assets resulting from dividends and distributions to shareholders...........     (23,695,768)
                                                                                                                       ------------
===================================================================================================================================
Capital Share      Net increase in net assets derived from capital share transactions..............................     554,466,930
Transactions                                                                                                           ------------
(Note 4):
===================================================================================================================================
Net Assets:        Total increase in net assets....................................................................     602,557,686
                   Beginning of period.............................................................................          25,000
                                                                                                                       ------------
                   End of period*..................................................................................    $602,582,686
                                                                                                                       ============
===================================================================================================================================
                  *Undistributed investment income--net............................................................    $     19,451
                                                                                                                       ============
===================================================================================================================================

                 + Commencement of operations.
                   See Notes to Financial Statements.

                             Merrill Lynch S&P 500 Index Fund, December 31, 1997

FINANCIAL HIGHLIGHTS

                    The following per share data and ratios have been derived                For the Period
MERRILL LYNCH       from information provided in the financial statements.                 April 3, 1997+ to
S&P 500                                                                                    December 31, 1997
INDEX FUND          Increase (Decrease) in Net Asset Value:                             Class A        Class D
==================================================================================================================
Per Share           Net asset value, beginning of period ...........................   $  10.00        $  10.00
Operating                                                                              --------        --------
Performance:        Investment income--net .........................................        .11             .11
                    Realized and unrealized gain on investments from the Series--net       2.97            2.95
                                                                                       --------        --------
                    Total from investment operations ...............................       3.08            3.06
                                                                                       --------        --------
                    Less dividends and distributions:
                      Investment income--net .......................................       (.11)           (.10)
                      Realized gain on investments from the Series--net ............       (.42)           (.42)
                                                                                       --------        --------
                    Total dividends and distributions ..............................       (.53)           (.52)
                                                                                       --------        --------
                    Net asset value, end of period .................................   $  12.55        $  12.54
                                                                                       ========        ========
==================================================================================================================
Total Investment    Based on net asset value per share .............................      30.80%++        30.53%++
Return:                                                                                ========        ========
==================================================================================================================
Ratios to Average   Expenses, net of reimbursement++ ...............................        .40%*           .65%*
Net Assets:                                                                            ========        ========
                    Expenses++ .....................................................        .57%*           .82%*
                                                                                       ========        ========
                    Investment income--net .........................................       1.71%*          1.47%*
                                                                                       ========        ========
==================================================================================================================
Supplemental Data:  Net assets, end of period (in thousands) .......................   $445,016        $157,567
                                                                                       ========        ========
==================================================================================================================

                  + Commencement of operations.
                 ++ Includes the Fund's share of the Series' allocated expenses.
                  * Annualized.
                 ++ Aggregate total investment return.
                    See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
S&P 500
INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch S&P 500 Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch S&P 500 Index Series (the "Series") of the Merrill Lynch Index Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund offers two classes of shares, Class A Shares and Class D Shares. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments - Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements which is included elsewhere in this report.

(b) Income - The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Series, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

(c) Income taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees and deferred organization expenses - Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization expenses are charged to expense on a straight-line basis over a five-year period.

(e) Dividends and distributions - Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions - Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance fees. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets of Class D shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

The Fund has also entered into an Administrative Services Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of ML & Co., which is the limited partner.

The Fund pays a monthly fee at an annual rate of 0.20% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the period April 3, 1997 to December 31, 1997, MLAM earned fees of $594,524, of which $338,405 was voluntarily waived. MLAM also reimbursed the Fund for additional expenses of $17,345.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, MLFD, MLFDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investments in the Series for the period April 3, 1997 to December 31, 1997 were $541,453,952 and $11,485,034, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $554,466,930 for the period April 3, 1997 to December 31, 1997.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Period                                      Dollar
April 3, 1997+ to December 31, 1997              Shares            Amount
--------------------------------------------------------------------------------
Shares sold .................................   37,854,298      $438,112,086
Shares issued to shareholders
in reinvestment of dividends
and distributions ...........................    1,361,172        17,164,377
                                                ----------      ------------
Total issued ................................   39,215,470       455,276,463
Shares redeemed .............................   (3,743,478)      (45,298,859)
                                                ----------      ------------
Net increase ................................   35,471,992      $409,977,604
                                                ==========      ============
--------------------------------------------------------------------------------
+ Prior to April 3, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.

--------------------------------------------------------------------------------
Class D Shares for the Period                                      Dollar
April 3, 1997+ to December 31, 1997              Shares            Amount
--------------------------------------------------------------------------------
Shares sold .................................   16,128,798      $187,590,003
Shares issued to shareholders
in reinvestment of dividends
and distributions ...........................      366,327         4,615,723
                                                ----------      ------------
Total issued ................................   16,495,125       192,205,726
Shares redeemed .............................   (3,931,272)      (47,716,400)
                                                ----------      ------------
Net increase ................................   12,563,853      $144,489,326
                                                ==========      ============
--------------------------------------------------------------------------------
+ Prior to April 3, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Investors ofMerrill Lynch Index Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch S&P 500 Index Series (one of the series constituting Merrill Lynch Index Trust) as of December 31, 1997, the related statements of operations and changes in net assets, and the financial highlights for the period April 3, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch S&P 500 Index Series of the Merrill Lynch Index Trust as of December 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period April 3, 1997 to December 31, 1997 in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Princeton, New Jersey
February 18, 1998

SCHEDULE OF INVESTMENTS

Common
Stocks

  Merrill Lynch S&P 500 Index Series
  ------------------------------------------------------------------------------
                                                     Shares              Value
  Issue                                               Held             (Note 1a)
================================================================================
+ 3Com Corporation..............................     26,738            $ 934,159
  ALLTEL Corporation............................     14,325              588,220
+ ALZA Corporation..............................      6,600              209,963
  AMP Inc.......................................     17,005              714,210
+ AMR Corporation...............................      7,046              905,411
  ASARCO Inc....................................      3,119               69,983
  AT&T Corp.....................................    125,542            7,689,448
  Abbott Laboratories...........................     59,119            3,875,989
  Adobe Systems Inc.............................      5,629              231,493
+ Advanced Micro Devices, Inc...................     10,958              196,559
  Aeroquip-Vickers Inc..........................      2,161              106,024
  Aetna, Inc....................................     11,485              810,410
  Ahmanson (H.F.) & Company.....................      7,297              488,443
  Air Products and Chemicals, Inc...............      8,475              697,069
+ AirTouch Communications, Inc..................     39,014            1,621,519
  Alberto-Culver Company (Class B)..............      4,321              138,542
  Albertson's, Inc..............................     18,979              899,130
  Alcan Aluminium Ltd...........................     17,539              484,515
  Allegheny Teledyne, Inc.......................     13,469              348,510
  Allergan, Inc.................................      5,044              169,289
  AlliedSignal, Inc.............................     43,601            1,697,714
  Allstate Corporation..........................     33,143            3,011,870
  Aluminum Company of America...................     13,330              938,099
  Amerada Hess Corporation......................      7,085              388,789
  American Electric Power Company, Inc..........     14,655              756,564
  American Express Company......................     35,923            3,206,128
  American General Corporation..................     18,826            1,017,781
  American Greetings Corporation
    (Class A)...................................      5,691              222,660
  American Home Products Corp...................     50,213            3,841,295
  American International Group, Inc.............     54,220            5,896,425
  American Stores Company.......................     21,102              433,910
  Ameritech Corporation.........................     42,298            3,404,989
  Amgen Inc.....................................     20,343            1,101,065
  Amoco Corporation.............................     37,636            3,203,765
  Anadarko Petroleum Corporation................      4,604              279,405
+ Andrew Corporation............................      7,008              168,192
  Anheuser-Busch Companies, Inc.................     37,869            1,666,236
  Aon Corporation...............................     12,962              759,897
  Apache Corporation............................      6,969              244,351
+ Apple Computer, Inc...........................      9,834              129,071
+ Applied Materials, Inc........................     28,158              848,260
  Archer-Daniels-Midland Company................     43,093              934,579
+ Armco Inc.....................................      8,345             $ 41,203
  Armstrong World Industries, Inc...............      3,162              236,360
  Ashland Inc...................................      5,798              311,280
  Atlantic Richfield Company....................     24,776            1,985,177
  Autodesk, Inc.................................      3,736              138,232
  Automatic Data Processing, Inc................     22,628            1,388,794
+ AutoZone, Inc.................................     11,663              338,227
  Avery Dennison Corporation....................      7,932              354,957
  Avon Products, Inc............................     10,222              627,375
  BB&T Corporation..............................     10,590              678,422
  Baker Hughes, Inc.............................     13,032              568,521
  Ball Corporation..............................      2,344               82,773
  Baltimore Gas and Electric Company............     11,388              387,904
  Banc One Corporation..........................     45,367            2,463,995
  Bank of New York Co., Inc. (The)..............     29,113            1,683,095
  BankAmerica Corporation.......................     53,599            3,912,727
  BankBoston Corporation........................     11,251            1,056,891
  Bankers Trust NY Corporation..................      7,571              851,264
  Bard (C.R.), Inc..............................      4,405              137,932
  Barnett Banks, Inc............................     14,907            1,071,441
  Barrick Gold Corporation......................     28,803              536,456
  Battle Mountain Gold Company..................     17,749              104,275
  Bausch & Lomb Inc.............................      4,279              169,555
  Baxter International, Inc.....................     21,645            1,091,720
+ Bay Networks, Inc.............................     16,354              418,049
  Becton, Dickinson & Company...................      9,453              472,650
  Bell Atlantic Corporation.....................     60,028            5,462,548
  BellSouth Corporation.........................     76,643            4,315,959
  Bemis Company, Inc............................      4,066              179,158
  Beneficial Corporation........................      4,101              340,896
+ Bethlehem Steel Corporation...................      8,696               75,003
  Biomet, Inc...................................      8,598              220,324
  Black & Decker Corporation (The)..............      7,328              286,250
  Block (H & R), Inc............................      8,023              359,531
  Boeing Company (The)..........................     77,261            3,780,960
  Boise Cascade Corporation.....................      4,345              131,436
+ Boston Scientific Corporation.................     15,042              690,052
  Briggs & Stratton Corporation.................      1,953               94,843
  Bristol-Myers Squibb Co.......................     76,850            7,271,931
  Brown-Forman Corporation (Class B)............      5,321              293,985
  Browning-Ferris Industries, Inc...............     15,263              564,731
  Brunswick Corporation.........................      7,670              232,497
  Burlington Northern Santa Fe Corp.............     12,072            1,121,942

              Merrill Lynch S&P 500 Index Fund, December 31, 1997

Common
Stocks
(continued)

  Merrill Lynch S&P 500 Index Series (continued)
  ------------------------------------------------------------------------------
                                                     Shares              Value
  Issue                                               Held             (Note 1a)
================================================================================
  Burlington Resources Inc......................     13,645            $ 611,467
  CBS Corporation...............................     54,414            1,601,812
  CIGNA Corporation.............................      5,752              995,456
  CINergy Corporation...........................     12,165              466,072
  CPC International Inc.........................     11,080            1,193,870
  CSX Corporation...............................     16,864              910,656
  CVS Corporation...............................     13,283              850,942
+ Cabletron Systems, Inc........................     12,177              182,655
  Caliber System, Inc...........................      3,013              146,695
  Campbell Soup Company.........................     35,363            2,055,474
  Cardinal Health, Inc..........................      8,451              634,881
  Carolina Power & Light Company................     11,620              493,124
  Case Corporation..............................      5,804              350,779
  Caterpillar, Inc..............................     28,774            1,397,337
+ Cendant Corporation...........................     61,144            2,101,825
  Centex Corporation............................      2,291              144,190
  Central and South West Corporation............     16,403              443,906
+ Ceridian Corporation..........................      5,867              268,782
  Champion International Corp...................      7,430              336,672
+ Charming Shoppes, Inc.........................      8,190               38,391
  Chase Manhattan Corp. (The)...................     32,575            3,566,963
  Chevron Corporation...........................     50,761            3,908,597
  Chrysler Corporation..........................     51,205            1,801,776
  Chubb Corporation.............................     13,152              994,620
  Cincinnati Financial Corporation..............      4,213              592,980
  Cincinnati Milacron Inc.......................      3,072               79,680
  Circuit City Stores--Circuit City Group.......      7,629              271,306
+ Cisco Systems, Inc............................     77,770            4,335,650
  Citicorp......................................     35,310            4,464,508
+ Clear Channel Communications, Inc.............      7,573              601,580
  Clorox Company................................      7,981              630,998
  Coastal Corporation (The).....................      8,186              507,020
  Coca-Cola Company.............................    191,161           12,736,102
  Cognizant Corporation.........................     12,533              558,502
  Colgate-Palmolive Company.....................     22,863            1,680,431
  Columbia Gas System, Inc. (The)...............      4,266              335,148
  Columbia/HCA Healthcare Corp..................     50,051            1,482,761
  Comcast Corporation (Class A).................     26,942              850,357
  Comerica, Inc.................................      8,120              732,830
  Compaq Computer Corporation...................     58,510            3,302,158
  Computer Associates International, Inc........     42,254            2,234,180
+ Computer Sciences Corporation.................      6,001              501,084
  ConAgra, Inc..................................     36,480            1,197,000
  Conseco, Inc..................................     14,562              661,661
  Consolidated Edison Company of
   New York, Inc................................     18,130              743,330
  Consolidated Natural Gas Company..............      7,379              446,430
  Cooper Industries, Inc........................      9,353              458,297
  Cooper Tire & Rubber Company..................      6,092              148,493
  Coors (Adolph) Company (Class B)..............      2,898               96,359
  CoreStates Financial Corp.....................     15,289            1,224,076
  Corning, Inc..................................     17,867              663,312
+ Costco Companies, Inc.........................     16,413              732,430
  Countrywide Credit Industries, Inc............      8,342              357,663
  Crane Co......................................      3,538              153,461
  Crown Cork & Seal Company, Inc................      9,906              496,538
  Cummins Engine Co., Inc.......................      2,952              174,353
  Cyprus Amax Minerals Co.......................      7,203              110,746
+ DSC Communications Corporation................      9,116              218,784
  DTE Energy Company............................     11,195              388,327
  Dana Corporation..............................      8,117              385,558
  Darden Restaurants, Inc.......................     11,820              147,750
+ Data General Corporation......................      3,695               64,432
  Dayton Hudson Corp............................     16,854            1,137,645
  Deere & Company...............................     19,470            1,135,344
+ Dell Computer Corporation.....................     25,230            2,119,320
  Delta Air Lines, Inc..........................      5,720              680,680
  Deluxe Corporation............................      6,287              216,902
+ Digital Equipment Corporation.................     11,423              422,651
  Dillard's Inc. (Class A)......................      8,549              301,352
  Disney (Walt) Company (The)...................     52,169            5,167,992
  Dominion Resources, Inc.......................     14,448              614,943
  Donnelley (R.R.) & Sons Co....................     11,308              421,223
  Dover Corporation.............................     17,175              620,447
  Dow Chemical Company (The)....................     17,526            1,778,889
  Dow Jones & Company, Inc......................      7,419              398,308
  Dresser Industries, Inc.......................     13,565              568,882
  Duke Energy Corporation.......................     27,776            1,538,096
  Dun & Bradstreet Corp. (The)..................     13,159              407,107
  duPont (E.I.) de Nemours & Company............     87,462            5,253,186
  EG & G, Inc...................................      3,532               73,510
+ EMC Corporation...............................     38,332            1,051,734
  Eastern Enterprises...........................      1,567               70,515
  Eastman Chemical Company......................      6,060              360,949
  Eastman Kodak Company.........................     25,112            1,527,124
  Eaton Corporation.............................      5,954              531,395
  Echlin Inc....................................      4,868              176,161
+ Echo Bay Mines Ltd............................     10,750               26,203
  Ecolab Inc....................................      4,991              276,689
  Edison International..........................     29,483              801,569
  Emerson Electric Co...........................     34,248            1,932,872

  Engelhard Corporation.........................     11,166            $ 194,009
  Enron Corp....................................     24,579            1,021,565
  Entergy Corporation...........................     18,853              564,412
  Equifax Inc...................................     11,607              411,323
  Exxon Corporation++...........................    190,596           11,662,093
+ FMC Corporation...............................      2,870              193,187
  FPL Group, Inc................................     14,090              833,952
+ Federal Express Corporation...................      8,881              542,296
  Federal Home Loan Mortgage
   Corporation..................................     53,708            2,252,379
  Federal National Mortgage Association.........     81,986            4,678,326
+ Federated Department Stores, Inc..............     16,196              697,440
  Fifth Third BanCorp...........................     11,901              972,907
  First Chicago NBD Corporation.................     22,486            1,877,581
  First Data Corporation........................     33,084              967,707
  First Union Corporation.......................     48,495            2,485,369
+ FirstEnergy Corp..............................     17,762              515,098
  Fleet Financial Group, Inc....................     19,308            1,446,893
  Fleetwood Enterprises, Inc....................      2,748              116,618
  Fluor Corporation.............................      6,479              242,153
  Ford Motor Company............................     92,750            4,515,766
  Fort James Corporation........................     16,139              617,317
  Fortune Brands Inc............................     13,277              492,079
  Foster Wheeler Corporation....................      3,134               84,814
  Freeport-McMoRan Copper &
   Gold Co., Inc. (Class B).....................     14,948              235,431
  Frontier Corporation..........................     12,688              305,305
+ Fruit of the Loom, Inc. (Class A).............      5,658              144,986
  GPU, Inc......................................      9,299              391,720
  GTE Corporation...............................     74,011            3,867,075
  Gannett Co., Inc..............................     21,891            1,353,137
  Gap, Inc. (The)...............................     31,060            1,100,706
  General Dynamics Corporation..................      4,840              418,358
  General Electric Company......................    252,957           18,560,720
  General Mills, Inc............................     12,230              875,974
  General Motors Corporation....................     54,666            3,314,126
  General Re Corporation........................      6,062            1,285,144
  General Signal Corporation....................      3,861              162,886
  Genuine Parts Company.........................     13,811              468,711
  Georgia-Pacific Corporation...................      7,158              434,849
  Giant Food Inc. (Class A).....................      4,647              156,546
  Gillette Company (The)........................     43,289            4,347,839
  Golden West Financial Corporation.............      4,415              431,842
  Goodrich (B.F.) Company (The).................      5,551              230,020
  Goodyear Tire & Rubber Co. (The)..............     12,087              769,035
  Grace (W.R.) & Co.............................      5,738              461,550
  Grainger (W.W.), Inc..........................      3,840              373,200
  Great Atlantic & Pacific Tea Co., Inc.........      2,949               87,548
  Great Lakes Chemical Corporation..............      4,625              207,547
  Green Tree Financial Corporation..............     10,539              275,990
  Guidant Corporation...........................     11,437              711,953
  HBO & Company.................................     15,445              741,360
+ HEALTHSOUTH Corporation.......................     30,425              844,294
  Halliburton Company...........................     20,248            1,051,631
  Harcourt General, Inc.........................      5,471              299,537
  Harland (John H.) Company (The)...............      2,382               50,022
  Harnischfeger Industries, Inc.................      3,801              134,223
+ Harrah's Entertainment, Inc...................      7,795              147,131
  Harris Corporation............................      6,169              283,003
  Hartford Financial Services
   Group, Inc. (The)............................      9,124              853,664
  Hasbro, Inc...................................      9,805              308,858
  Heinz (H.J.) Company..........................     28,380            1,442,059
  Helmerich & Payne, Inc........................      1,925              130,659
  Hercules Inc..................................      7,466              373,767
  Hershey Foods Corporation.....................     11,051              684,471
  Hewlett-Packard Company.......................     80,398            5,024,875
  Hilton Hotels Corporation.....................     19,347              575,573
  Home Depot, Inc. (The)........................     56,543            3,328,969
  Homestake Mining Company......................     11,323              100,492
  Honeywell Inc.................................      9,847              674,520
  Household International Inc...................      8,270            1,054,942
  Houston Industries Inc........................     22,030              587,926
+ Humana, Inc...................................     12,643              262,342
  Huntington Bancshares Inc.....................     14,781              532,116
+ ITT Corporation...............................      8,981              744,300
  ITT Industries, Inc...........................      9,127              286,360
  Ikon Office Solutions, Inc....................     10,242              288,056
  Illinois Tool Works, Inc......................     19,262            1,158,128
  Inco Limited..................................     12,917              219,589
  Ingersoll-Rand Company........................     12,814              518,967
  Inland Steel Industries, Inc..................      3,773               64,613
  Intel Corporation.............................    126,450            8,883,113
  International Business Machines Corp..........     75,141            7,856,931
  International Flavors & Fragrances Inc........      8,464              435,896
  International Paper Company...................     23,356            1,007,228
  Interpublic Group of Companies, Inc...........      9,735              484,925
  Jefferson-Pilot Corporation...................      5,458              425,042
  Johnson & Johnson.............................    103,947            6,847,509
  Johnson Controls, Inc.........................      6,439              307,462
  Jostens, Inc..................................      2,994               69,049

              Merrill Lynch S&P 500 Index Fund, December 31, 1997

Common
Stocks
(continued)

  Merrill Lynch S&P 500 Index Series (continued)
  ------------------------------------------------------------------------------
                                                     Shares              Value
  Issue                                               Held             (Note 1a)
================================================================================
+ KLA-Tencor Corporation........................      6,540           $  252,607
  Kaufman and Broad Home Corporation............      2,997               67,245
  Kellogg Company...............................     31,759            1,576,040
  Kerr-McGee Corporation........................      3,714              235,143
  KeyCorp Limited...............................     16,980            1,202,396
  Kimberly-Clark Corporation....................     42,309            2,086,363
  King World Productions, Inc...................      2,834              163,664
+ Kmart Corporation.............................     37,699              435,895
  Knight-Ridder, Inc............................      6,527              339,404
  Kroger Co. (The)..............................     19,699              727,632
+ LSI Logic Corporation.........................     10,941              216,085
  Laidlaw, Inc. (Class B).......................     25,383              345,843
  Lilly (Eli) & Company.........................     85,741            5,969,717
  Limited, Inc. (The)...........................     21,016              535,908
  Lincoln National Corporation..................      7,873              615,078
  Liz Claiborne, Inc............................      5,165              215,962
  Lockheed Martin Corporation...................     14,985            1,476,022
  Loews Corporation.............................      8,874              941,753
  Longs Drug Stores Corporation.................      3,009               96,664
  Louisiana-Pacific Corporation.................      8,466              160,854
  Lowe's Companies, Inc.........................     13,490              643,304
  Lucent Technologies, Inc......................     49,560            3,958,605
  MBIA, Inc.....................................      6,892              460,472
  MBNA Corporation..............................     38,738            1,058,032
  MCI Communications Corporation................     53,833            2,304,725
  MGIC Investment Corp..........................      8,814              586,131
  Mallinckrodt Inc..............................      5,637              214,206
  Manor Care, Inc...............................      4,913              171,955
  Marriott International, Inc...................      9,828              680,589
  Marsh & McLennan Companies, Inc...............     13,128              978,856
  Masco Corporation.............................     12,741              648,198
  Mattel, Inc...................................     22,432              835,592
  May Department Stores Company (The)...........     17,876              941,842
  Maytag Corporation............................      7,340              273,874
  McDermott International, Inc..................      4,329              158,550
  McDonald's Corporation........................     53,179            2,539,297
  McGraw-Hill Companies, Inc....................      7,680              568,320
  Mead Corporation (The)........................      8,105              226,940
  Medtronic, Inc................................     36,251            1,896,380
  Mellon Bank Corporation.......................     19,676            1,192,857
  Mercantile Stores Company, Inc................      2,838              172,763
  Merck & Co., Inc..............................     92,616            9,840,450
  Meredith Corporation..........................      4,127              147,282
  Merrill Lynch & Co., Inc......................     25,750            1,878,141
+ Micron Technology, Inc........................     16,335              424,710
+ Microsoft Corporation++.......................     93,267           12,054,760
  Millipore Corporation.........................      3,349              113,657
  Minnesota Mining &
   Manufacturing Company........................     31,586            2,592,026
+ Mirage Resorts, Inc...........................     13,866              315,451
  Mobil Corporation.............................     60,629            4,376,656
  Monsanto Company..............................     45,833            1,924,986
  Moore Corporation Limited
   (NY Registered Shares).......................      6,852              103,636
  Morgan (J.P.) & Co., Inc......................     13,730            1,549,774
  Morgan Stanley, Dean Witter,
   Discover and Co. Inc.........................     45,789            2,707,275
  Morton International, Inc.....................     10,285              353,547
  Motorola, Inc.................................     46,140            2,632,864
  NACCO Industries Inc. (Class A)...............        631               67,635
  NICOR Inc.....................................      3,750              158,203
  Nalco Chemical Company........................      5,172              204,617
  National City Corporation.....................     16,515            1,085,861
+ National Semiconductor Corporation............     12,615              327,202
  National Service Industries, Inc..............      3,339              165,489
  NationsBank Corporation.......................     54,984            3,343,714
+ Navistar International Corporation............      5,817              144,334
  New York Times Company
   (Class A) (The)..............................      7,423              490,846
  Newell Co.....................................     12,265              521,262
  Newmont Mining Corporation....................     12,094              355,261
+ NextLevel Systems, Inc........................     11,432              204,347
+ Niagara Mohawk Power Corp.....................     11,138              116,949
  Nike Inc. (Class B)...........................     22,448              881,084
  Nordstrom, Inc................................      5,963              360,016
  Norfolk & Southern Corporation................     29,143              897,969
  Northern States Power Company.................      5,754              335,170
  Northern Telecom Limited......................     20,248            1,802,072
  Northrop Grumman Corporation..................      5,125              589,375
  Norwest Corporation...........................     58,380            2,254,927
+ Novell, Inc...................................     27,019              202,642
  Nucor Corporation.............................      6,773              327,221
  ONEOK, Inc....................................      2,373               95,810
  Occidental Petroleum Corporation..............     26,183              767,489
  Omnicom Group, Inc............................     12,520              530,535
+ Oracle Corporation............................     75,785            1,690,953
+ Oryx Energy Company...........................      8,171              208,360
  Owens-Corning Fiberglass Corp.................      4,116              140,458
+ Owens-Illinois, Inc...........................     10,838              411,167
  PACAAR, Inc...................................      6,000              315,000
  PECO Energy Company...........................     17,170              416,372

  PG & E Corporation............................     33,867          $ 1,030,827
  PNC Bank Corp.................................     23,576            1,345,305
  PP&L Resources, Inc...........................     12,821              306,903
  PPG Industries, Inc...........................     13,767              786,440
  PacifiCorp....................................     22,921              626,030
  Pacific Enterprises, Inc......................      6,438              242,230
  Pall Corporation..............................      9,826              203,275
+ Parametric Technology Corporation.............      9,836              465,980
  Parker-Hannifin Corporation...................      8,614              395,167
  Penney (J.C.) Company, Inc....................     19,318            1,165,117
  Pennzoil Co...................................      3,670              245,202
  Peoples Energy Corporation....................      2,699              106,273
  Pep Boys-Manny, Moe & Jack (The)..............      4,881              116,534
  PepsiCo, Inc..................................    117,259            4,272,625
  Perkin-Elmer Corporation (The)................      3,372              239,623
  Pfizer Inc....................................     99,959            7,453,193
  Pharmacia & Upjohn Inc........................     39,219            1,436,396
  Phelps Dodge Corporation......................      4,542              282,739
  Philip Morris Companies, Inc..................    187,387            8,490,973
  Phillips Petroleum Company....................     20,319              988,011
  Pioneer Hi-Bred International, Inc............      5,081              544,937
  Pitney Bowes Inc..............................     11,193            1,006,670
  Placer Dome, Inc..............................     18,474              234,389
  Polaroid Corporation..........................      3,492              170,017
  Potlatch Corporation..........................      2,229               95,847
  Praxair, Inc..................................     12,190              548,550
  Procter & Gamble Company (The)................    103,880            8,290,922
  Progressive Corporation.......................      5,568              667,464
  Providian Financial Corporation...............      7,353              332,264
  Public Service Enterprise Group, Inc..........     17,924              567,967
  Pulte Corporation.............................      1,638               68,489
  Quaker Oats Company (The).....................     10,703              564,583
  Ralston Purina Company........................      8,207              762,738
  Raychem Corporation...........................      6,645              286,150
  Raytheon Company (Class A)....................     12,913              636,772
  Raytheon Company (Class B)....................     13,288              671,044
+ Reebok International Ltd......................      4,314              124,297
  Republic of New York Corp.....................      4,234              483,470
  Reynolds Metals Company.......................      5,693              341,580
  Rite Aid Corporation..........................      9,639              565,689
  Rockwell International Corporation............     16,127              842,636
  Rohm & Haas Company...........................      4,731              452,993
+ Rowan Companies, Inc..........................      6,682              203,801
  Royal Dutch Petroleum Co.
   (NY Registered Shares).......................    165,738            8,980,928
  Rubbermaid Inc................................     11,558              288,950
  Russell Corporation...........................      2,816               74,800
  Ryder System, Inc.............................      5,913              193,651
  SAFECO Corporation............................     10,909              530,450
  SBC Communications Inc........................     70,844            5,189,323
  Safety-Kleen Corp.............................      4,494              123,304
  Sara Lee Corporation..........................     37,083            2,088,236
  Schering-Plough Corporation...................     56,554            3,513,417
  Schlumberger Ltd..............................     38,233            3,077,756
  Schwab (Charles) Corporation (The)............     20,527              860,851
  Scientific-Atlanta, Inc.......................      6,097              102,125
+ Seagate Technology, Inc.......................     18,887              363,575
  Seagram Company Ltd. (The)....................     27,551              890,242
  Sears, Roebuck and Co.........................     30,284            1,370,351
  Service Corporation International.............     19,440              718,065
  Shared Medical Systems Corporation............      1,928              127,248
  Sherwin-Williams Company (The)................     13,334              370,018
  Sigma-Aldrich Corporation.....................      7,724              307,029
+ Silicon Graphics, Inc.........................     14,471              179,983
  Snap-on, Inc..................................      4,701              205,081
  Sonat Inc.....................................      6,641              303,826
  Southern Company (The)........................     53,341            1,380,198
  Southwest Airlines Co.........................     16,914              416,507
  Spring Industries, Inc........................      1,555               80,860
  Sprint Corporation............................     33,220            1,947,522
+ St. Jude Medical, Inc.........................      7,101              216,580
  St. Paul Companies, Inc.......................      6,476              531,437
  Stanley Works (The)...........................      6,864              323,895
  State Street Corporation......................     12,403              721,700
+ Stone Container Corporation...................      7,656               79,909
  Sun Company, Inc..............................      5,529              232,564
+ Sun Microsystems, Inc.........................     28,956            1,154,620
  SunAmerica, Inc...............................     15,064              643,986
  SunTrust Banks, Inc...........................     16,298            1,163,270
  SuperValu Stores Inc..........................      4,679              195,933
  Synovus Financial Corp........................     13,492              441,863
  Sysco Corporation.............................     13,219              602,291
  TJX Companies, Inc............................     12,609              433,434
  TRW, Inc......................................      9,518              508,023
  Tandy Corporation.............................      7,990              308,114
  Tektronix, Inc................................      3,914              155,337
+ Tele-Communications, Inc. (Class A)...........     39,202            1,095,206
+ Tellabs, Inc..................................     14,026              741,625
  Temple-Inland Inc.............................      4,397              230,018
+ Tenet Healthcare Corporation..................     23,592              781,485
  Tenneco, Inc..................................     13,181              520,649

              Merrill Lynch S&P 500 Index Fund, December 31, 1997

  SCHEDULE OF INVESTMENTS (concluded)

Common
Stocks
(concluded)

  Merrill Lynch S&P 500 Index Series (concluded)
  ------------------------------------------------------------------------------
                                                     Shares             Value
  Issue                                               Held            (Note 1a)
================================================================================
  Texaco Inc....................................     42,359         $ 2,303,271
  Texas Instruments Inc.........................     30,163           1,357,335
  Texas Utilities Company.......................     19,048             791,682
  Textron Inc...................................     12,738             796,125
+ Thermo Electron Corporation...................     11,696             520,472
  Thomas & Betts Corporation....................      4,245             200,576
  Time Warner Inc...............................     43,269           2,682,678
  Times Mirror Company (The) (Class A)..........      7,392             454,608
  Timken Company (The)..........................      4,868             167,337
  Torchmark Corporation.........................     10,822             455,200
+ Toys `R' Us, Inc..............................     22,074             693,951
  Transamerica Corporation......................      4,886             520,359
  Travelers Group, Inc..........................     88,633           4,775,103
  Tribune Company...............................      9,484             590,379
+ Tricon Global Restaurants, Inc................     11,730             340,903
  Tupperware Corporation........................      4,715             131,431
  Tyco International Ltd........................     41,155           1,854,547
  U S West Communications Group, Inc............     37,342           1,685,058
+ U S West Media Group Inc......................     46,920           1,354,815
  UNUM Corporation..............................     10,724             583,117
  US Bancorp....................................     18,936           2,119,648
+ USAirways Group, Inc..........................      7,055             440,937
  USF & G Corporation...........................      8,708             192,120
  UST Inc.......................................     14,242             526,064
  USX-Marathon Group, Inc.......................     22,292             752,355
  USX-US Steel Group, Inc.......................      6,619             206,844
  Unicom Corp...................................     16,714             513,955
  Unilever N.V. (NY Registered Shares)..........     49,479           3,089,345
  Union Camp Corporation........................      5,358             287,658
  Union Carbide Corporation.....................      9,522             408,851
  Union Electric Company........................     10,588           $ 457,931
  Union Pacific Corporation.....................     19,082           1,191,432
  Union Pacific Resources Group Inc.............     19,611             475,567
+ Unisys Corporation............................     13,588             188,533
  United Healthcare Corporation.................     14,556             723,251
  United States Surgical Corporation............      5,851             171,507
  United Technologies Corporation...............     18,007           1,311,135
  Unocal Corp...................................     19,075             740,348
  V.F. Corporation..............................      9,442             433,742
+ Viacom, Inc. (Class B)........................     27,300           1,131,244
  Wachovia Corporation..........................     15,774           1,279,666
  Wal-Mart Stores, Inc..........................    174,175           6,869,027
  Walgreen Co...................................     38,021           1,192,909
  Warner-Lambert Company........................     21,047           2,609,828
  Washington Mutual Savings Bank................     19,889           1,269,167
  Waste Management Inc..........................     35,169             967,147
  Wells Fargo & Company.........................      6,701           2,274,571
  Wendy's International, Inc....................     10,215             245,798
+ Western Atlas Inc.............................      4,212             311,688
  Westvaco Corporation..........................      7,865             247,256
  Weyerhaeuser Company..........................     15,399             755,513
  Whirlpool Corporation.........................      5,797             318,835
  Whitman Corporation...........................      7,848             204,538
  Willamette Industries, Inc....................      8,594             276,619
  Williams Companies, Inc. (The)................     24,704             700,976
  Winn-Dixie Stores, Inc........................     11,538             504,066
+ Woolworth Corporation.........................     10,420             212,307
+ WorldCom, Inc.................................     69,824           2,112,176
  Worthington Industries, Inc...................      7,453             122,043
  Wrigley (Wm.) Jr. Company (Class B)...........      8,961             712,960
  Xerox Corporation.............................     25,188           1,859,189
--------------------------------------------------------------------------------
  Total Common Stocks (Cost - $537,951,365) - 96.9%                 583,872,599
================================================================================
Commercial
Paper*
================================================================================
     Face
    Amount                    Short-Term Obligations
================================================================================
$16,349,000  General Motors Acceptance Corp., 6.75% due
              1/02/1998                                              16,345,935
================================================================================
Total Short-Term Obligations (Cost--$16,345,935)--2.7%               16,345,935
================================================================================
Total Investments (Cost--$554,297,300)--99.6%                       600,218,534
Variation Margin on Financial Futures Contracts**--0.0%                    (806)

Other Assets Less Liabilities--0.4%                                   2,582,773
                                                                   ------------
Net Assets--100.0%                                                 $602,800,501
                                                                   ============
================================================================================
+     Non-income producing security.
++ Portion of securities held as collateral for open financial futures contracts.
* Commercial Paper is traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund.
** Financial futures contracts purchased as of December 31, 1997 were as follows:

--------------------------------------------------------------------------------
   Number of                                   Expiration           Value
   Contracts             Issue                    Date         (Notes 1a & 1b)
--------------------------------------------------------------------------------
       78        S&P 500 Stock Index           March 1998       $19,092,450
--------------------------------------------------------------------------------
Total Financial Futures Contracts
Purchased (Total Contract Price-- $18,962,809)                  $19,092,450
                                                                ===========
--------------------------------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
S&P 500
INDEX SERIES  As of December 31, 1997
=================================================================================================================================
Assets:       Investments, at value (identified cost--$554,297,300) (Note 1a)..........................              $600,218,534
              Cash.....................................................................................                    50,750
              Receivables:
                Contributions..........................................................................  $2,639,531
                Dividends..............................................................................     844,810
                Securities sold........................................................................     174,405     3,658,746
                                                                                                         ----------
              Deferred organization expenses (Note 1e).................................................                    13,247
                                                                                                                     ------------
              Total assets.............................................................................               603,941,277
                                                                                                                     ------------
=================================================================================================================================
Liabilities:  Payables:
                Withdrawals............................................................................     809,352
                Securities purchased...................................................................     148,701
                Variation margin (Note 1b).............................................................         806       958,859
                                                                                                         ----------
              Accrued expenses and other liabilities...................................................                   181,917
                                                                                                                     ------------
              Total liabilities .......................................................................                 1,140,776
                                                                                                                     ------------
=================================================================================================================================
Net Assets:   Net assets...............................................................................              $602,800,501
                                                                                                                     ============
=================================================================================================================================
Net Assets    Partners' capital........................................................................              $556,749,626
Consist of:   Unrealized appreciation on investments--net..............................................                46,050,875
                                                                                                                     ------------
              Net assets...............................................................................              $602,800,501
                                                                                                                     ============
=================================================================================================================================

              See Notes to Financial Statements.

              Merrill Lynch S&P 500 Index Fund, December 31, 1997

STATEMENT OF OPERATIONS

MERRILL LYNCH
S&P 500
INDEX SERIES         For the Period April 3, 1997+ to December 31, 1997
=========================================================================================================================
Investment Income    Dividends (net of $32,040 foreign withholding tax).........................              $ 4,811,633
(Notes 1c & 1d):     Interest and discount earned...............................................                1,457,105
                                                                                                              -----------
                     Total income...............................................................                6,268,738
                                                                                                              -----------
=========================================================================================================================
Expenses:            Accounting services (Note 2)...............................................  $  192,752
                     Investment advisory fees (Note 2)..........................................     148,645
                     Custodian fees.............................................................     101,973
                     Professional fees..........................................................      30,104
                     Pricing fees...............................................................       9,450
                     Trustees' fees and expenses................................................       5,797
                     Amortization of organization expenses (Note 1e)............................       2,338
                     Other......................................................................       2,760
                                                                                                  ----------
                     Total expenses before reimbursement........................................     493,819
                     Reimbursement of expenses (Note 2).........................................   (148,645)
                                                                                                  ----------
                     Total expenses after reimbursement.........................................                  345,174
                                                                                                              -----------
                     Investment income--net.....................................................                5,923,564
                                                                                                              -----------
=========================================================================================================================
Realized &           Realized gain from investments--net........................................               20,857,044
Unrealized Gain on   Unrealized appreciation on investments--net................................               46,050,875
Investments--Net                                                                                              -----------
(Notes 1b, 1d & 3):  Net Increase in Net Assets Resulting from Operations.......................              $72,831,483
                                                                                                              ===========
=========================================================================================================================

                   + Commencement of operations.
                     See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                                 For the Period
S&P 500                                                                                                     April 3, 1997+ to
INDEX SERIES         Increase (Decrease) in Net Assets:                                                     December 31, 1997
=============================================================================================================================
Operations:          Investment income--net.................................................................  $  5,923,564
                     Realized gain on investments--net......................................................    20,857,044
                     Unrealized appreciation on investments--net............................................    46,050,875
                                                                                                              ------------
                     Net increase in net assets resulting from operations...................................    72,831,483
                                                                                                              ------------
=============================================================================================================================
Net Capital          Increase in net assets derived from net capital contributions..........................   529,969,018
Contributions:                                                                                                ------------
=============================================================================================================================
Net Assets:          Total increase in net assets...........................................................   602,800,501
                     Beginning of period....................................................................            --
                                                                                                              ------------
                     End of period..........................................................................  $602,800,501
                                                                                                              ============
=============================================================================================================================

                   + Commencement of operations.
                     See Notes to Financial Statements.

              Merrill Lynch S&P 500 Index Fund, December 31, 1997

FINANCIAL HIGHLIGHTS

MERRILL LYNCH                                                                                                    For the Period
S&P 500            The following ratios have been derived from                                                 April 3, 1997+ to
INDEX SERIES       information provided in the financial statements.                                           December 31, 1997
=================================================================================================================================
Ratios to Average  Expenses, net of reimbursement............................................................               .12%*
Net Assets:                                                                                                            ========
                   Expenses..................................................................................               .17%*
                                                                                                                       ========
                   Investment income--net....................................................................              1.99%*
                                                                                                                       ========
=================================================================================================================================
Supplemental       Net assets, end of period (in thousands)..................................................          $602,801
Data:                                                                                                                  ========
                   Portfolio turnover........................................................................             24.31%
                                                                                                                       ========
                   Average commission rate paid..............................................................          $  .0166
                                                                                                                       ========
=================================================================================================================================

                 * Annualized.
                 + Commencement of operations.
                   See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
S&P 500
INDEX SERIES

1. Significant Accounting Policies:

Merrill Lynch S&P 500 Index Series (the "Series") is part of Merrill Lynch Index Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities which are traded both on the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell stock index futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the

Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes - The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(d) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a five-year period.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Series has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Series pays a monthly fee at an annual rate of 0.05% of the average daily value of the Series' net assets. For the period ended December 31, 1997, MLAM earned fees of $148,645, all of which was voluntarily waived.

Accounting services are provided to the Series by MLAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of MLAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period April 3, 1997 to December 31, 1997 were $605,389,191 and $82,632,635, respectively.

Net realized and unrealized gains as of December 31, 1997 were as follows:

-----------------------------------------------------------------------
                                          Realized           Unrealized
                                           Gains               Gains
-----------------------------------------------------------------------
Long-term investments ...............    $15,194,809        $45,921,234
Financial futures contracts .........      5,662,235            129,641
                                         -----------        -----------
Total ...............................    $20,857,044        $46,050,875
                                         ===========        ===========
-----------------------------------------------------------------------

As of December 31, 1997, net unrealized appreciation for Federal income tax purposes aggregated $45,650,104, of which $59,621,968 related to appreciated securities and $13,971,864 related to depreciated securities. At December 31, 1997, the aggregate cost of investments for Federal income tax purposes was $554,568,430.

INDEPENDENT AUDITORS' REPORT

THE BOARD OF DIRECTORS AND SHAREHOLDERS OF

MERRILL LYNCH INDEX FUNDS, INC.:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Small Cap Index Fund (one of the series constituting Merrill Lynch Index Funds, Inc.) as of December 31, 1997, the related statements of operations and changes in net assets, and the financial highlights for the period April 9, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Small Cap Index Fund of the Merrill Lynch Index Funds, Inc. as of December 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period April 9, 1997 to December 31, 1997 in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Princeton, New Jersey

February 18, 1998

                  [This page is intentionally left blank]

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
SMALL CAP
INDEX FUND          As of December 31, 1997
======================================================================================================================
Assets:             Investment in Merrill Lynch Small Cap Index Series, at value (Note 1a) (identified cost--$58,437,415) ................................................................  $ 65,219,678
                    Receivable from administrator (Note 2).............................................        61,443
                    Deferred organization expenses (Note 1d)...........................................        13,019
                    Prepaid registration fees and other assets (Note 1d)...............................        17,213
                                                                                                         ------------
                    Total assets.......................................................................    65,311,353
                                                                                                         ------------
======================================================================================================================

MERRILL LYNCH
SMALL CAP
INDEX FUND          As of December 31, 1997
======================================================================================================================
Liabilities:        Distributor payable (Note 2).......................................................         8,599
                    Accrued expenses and other liabilities.............................................        46,476
                                                                                                         ------------
                    Total liabilities .................................................................        55,075
                                                                                                         ------------
======================================================================================================================
Net Assets:         Net assets.........................................................................  $ 65,256,278
                                                                                                         ============
======================================================================================================================
Net Assets          Class A Shares of Common Stock, $0.0001 par value, 125,000,000 shares authorized...  $        216
Consist of:         Class D Shares of Common Stock, $0.0001 par value, 125,000,000 shares authorized...           316
                    Paid-in capital in excess of par...................................................    58,286,576
                    Accumulated distributions in excess of investment income--net (Note 1e)............          (832)
                    Undistributed realized capital gains on investments from the Series--net...........       187,739
                    Unrealized appreciation on investments from the Series--net........................     6,782,263
                                                                                                         ------------
                    Net assets.........................................................................  $ 65,256,278
                                                                                                         ============
======================================================================================================================
Net Asset           Class A--Based on net assets of $26,477,750 and 2,155,745 shares outstanding.......  $      12.28
                                                                                                         ============
Value:              Class D--Based on net assets of $38,778,528 and 3,158,238 shares outstanding.......  $      12.28
                                                                                                         ============
======================================================================================================================

                    See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
SMALL CAP
INDEX FUND          For the Period April 9, 1997+ to December 31, 1997
======================================================================================================================
Investment Income   Investment income allocated from the Series........................................  $    695,026
(Note 1b):          Expenses allocated from the Series.................................................       (65,394)
                                                                                                         ------------
                    Net investment income from the Series..............................................       629,632
                                                                                                         ------------
======================================================================================================================
Expenses:           Registration fees (Note 1d)........................................... $     94,105
                    Administration fee (Note 2)...........................................       77,969
                    Account maintenance fee--Class D (Note 2).............................       52,860
                    Printing and shareholder reports......................................       49,021
                    Transfer agent fees (Note 2)..........................................       22,309
                    Professional fees.....................................................        2,606
                    Amortization of organization expenses (Note 1d).......................        2,297
                    Accounting services (Note 2)..........................................          900
                    Other.................................................................        1,214
                    Total expenses before reimbursement...................................      303,281
                                                                                           ------------
                    Reimbursement of expenses (Note 2)....................................     (133,130)
                                                                                           ------------
                    Total expenses after reimbursement.................................................       170,151
                                                                                                         ------------
                    Investment income--net.............................................................       459,481
                                                                                                         ------------
======================================================================================================================
Realized &          Realized gain on investments from the Series--net..................................     1,806,858
Unrealized          Unrealized appreciation on investments from the Series--net........................     6,782,263
Gain from the                                                                                            ------------
Series--Net:        Net Increase in Net Assets Resulting from Operations...............................  $  9,048,602
                                                                                                         ============
======================================================================================================================

                    + Commencement of operations.

                      See Notes to Financial Statements.

                           Merrill Lynch Small Cap Index Fund, December 31, 1997

STATEMENT OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                         For the Period
SMALL CAP                                                                                           April 9, 1997+ to
INDEX FUND          Increase (Decrease) in Net Assets:                                              December 31, 1997
=====================================================================================================================
Operations:         Investment income--net.............................................................  $    459,481
                    Realized gain on investments from the Series--net..................................     1,806,858
                    Unrealized appreciation on investments from the Series--net........................     6,782,263
                                                                                                         ------------
                    Net increase in net assets resulting from operations...............................     9,048,602
=====================================================================================================================
Dividends &         Investment income--net:
Distributions to      Class A..........................................................................      (197,459)
Shareholders          Class D..........................................................................      (262,022)
(Note 1e):          In excess of investment income--net:
                      Class A..........................................................................          (358)
                      Class D..........................................................................          (474)
                    Realized gain on investments from the Series--net:
                      Class A..........................................................................      (624,160)
                      Class D..........................................................................      (994,959)
                                                                                                         ------------
                    Net decrease in net assets resulting from dividends and distributions to
                      shareholders.....................................................................    (2,079,432)
                                                                                                         ------------
=====================================================================================================================
Capital Share       Net increase in net assets derived from capital share transactions.................    58,262,108
Transactions                                                                                             ------------
(Note 4):
=====================================================================================================================
Net Assets:         Total increase in net assets.......................................................    65,231,278
                    Beginning of period................................................................        25,000
                                                                                                         ------------
                    End of period......................................................................  $ 65,256,278
                                                                                                         ============
=====================================================================================================================

                    + Commencement of operations.

                      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
                                                                                                    For the Period
                                                                                                  April 9, 1997+ to
MERRILL LYNCH       The following per share data and ratios have been derived                     December 31, 1997
SMALL CAP           from information provided in the financial statements.                      ---------------------
INDEX FUND          Increase (Decrease) in Net Asset Value:                                      Class A      Class D
=====================================================================================================================
Per Share           Net asset value, beginning of period......................................  $  10.00     $  10.00
                                                                                                --------     --------
Operating           Investment income--net....................................................       .10          .09
Performance:        Realized and unrealized gain on investments from the Series--net..........      2.60         2.60
                                                                                                --------     --------
                    Total from investment operations..........................................      2.70         2.69
                                                                                                --------     --------
                    Less dividends and distributions:
                      Investment income--net..................................................      (.10)        (.09)
                      In excess of investment income--net.....................................        --**         --**

                      Realized gain on investments from the Series--net.......................      (.32)        (.32)
                                                                                                --------     --------
                    Total dividends and distributions.........................................      (.42)        (.41)
                                                                                                --------     --------
                    Net asset value, end of period............................................  $  12.28     $  12.28
                                                                                                ========     ========
=====================================================================================================================
Total Investment    Based on net asset value per share........................................     27.04%+++    26.87%+++
Return:                                                                                         ========     ========
=====================================================================================================================
Ratios to Average   Expenses, net of reimbursement++..........................................       .52%*        .77%*
                                                                                                ========     ========
Net Assets:         Expenses++................................................................      1.00%*       1.25%*
                                                                                                ========     ========
                    Investment income--net....................................................      1.45%*       1.20%*
                                                                                                ========     ========
=====================================================================================================================
Supplemental        Net assets, end of period (in thousands)..................................  $ 26,478     $ 38,778
Data:                                                                                           ========     ========
=====================================================================================================================

                    *   Annualized.
                    +   Commencement of operations.
                    ++  Includes the Fund's share of the Series' allocated
                        expenses.
                    +++ Aggregate total investment return.
                    **  Amount is less than $.01 per share.

                        See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
SMALL CAP
INDEX FUND

1.   Significant Accounting Policies:

Merrill Lynch Small Cap Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch Small Cap Index Series (the "Series") of the Merrill Lynch Index Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund offers two classes of shares, Class A Shares and Class D Shares. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements which is included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net invesment income of the Series, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees and deferred organization expenses--Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization expenses are charged to expense on a straight-line basis over a five-year period.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of net investment income are due primarily to differing tax treatments for post-October losses.

                           Merrill Lynch Small Cap Index Fund, December 31, 1997

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH
SMALL CAP
INDEX FUND

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance fees. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

The Fund has also entered into an Administrative Services Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of ML & Co., which is the limited partner. The Fund pays a monthly fee at an annual rate of 0.22% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the period April 9, 1997 to December 31, 1997, MLAM earned fees of $77,969, all of which were voluntarily waived. MLAM also reimbursed the Fund of additional expenses of $55,161.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost. Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, MLFD, MLFDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Series for the period April 9, 1997 to December 31, 1997 were $63,007,061 and $7,006,150, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $58,262,108 for the period April 9, 1997 to December 31, 1997.

Transactions in capital shares for each class were as follows:
--------------------------------------------------------------------------------
Class A Shares for the Period April 9,                                 Dollar
1997+ to December 31, 1997                             Shares          Amount
--------------------------------------------------------------------------------
Shares sold ....................................     3,127,791     $ 34,673,781
Shares issued to shareholders in reinvest-
ment of dividends and distributions ............        63,047          776,099
                                                    ----------     ------------
Total issued ...................................     3,190,838       35,449,880
Shares redeemed ................................    (1,036,343)     (12,153,441)
                                                    ----------     ------------
Net increase ...................................     2,154,495     $ 23,296,439
                                                    ==========     ============
--------------------------------------------------------------------------------
+ Prior to April 9, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.

--------------------------------------------------------------------------------
Class D Shares for the Period April 9,                                 Dollar
1997+ to December 31, 1997                             Shares          Amount
--------------------------------------------------------------------------------
Shares sold ....................................     4,135,846     $ 46,521,104
Shares issued to shareholders in reinvest-
ment of dividends and distributions ............        85,348        1,050,621
                                                    ----------     ------------
Total issued ...................................     4,221,194       47,571,725
Shares redeemed ................................    (1,064,206)     (12,606,056)
                                                    ----------     ------------
Net increase ...................................     3,156,988     $ 34,965,669
                                                    ==========     ============
--------------------------------------------------------------------------------
+ Prior to April 9, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Investors of

Merrill Lynch Index Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Small Cap Index Series (one of the series constituting Merrill Lynch Index Trust) as of December 31, 1997, the related statements of operations and changes in net assets, and the financial highlights for the period April 9, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Small Cap Index Series of the Merrill Lynch Index Trust as of December 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period April 9, 1997 to December 31, 1997 in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Princeton, New Jersey

February 18, 1998

                  [This page is intentionally left blank]

SCHEDULE OF INVESTMENTS

  Merrill Lynch Small Cap Index Series
------------------------------------------------------------------------------
                                                          Shares       Value
  Issue                                                     Held     (Note 1a)
==============================================================================
  COMMON STOCKS

  AAR Corporation                                          2,100     $ 81,375
  ABM Industries, Inc.                                     2,900       88,631
  ABR Information Services, Inc.                           2,500       59,688
+ ABT Building Products Corporation                        1,800       32,400
  ACC Corp.                                                1,500       75,750
  ACNielsen Corporation                                    5,800      141,375
  ADAC Laboratories                                        2,300       45,425
+ ADVO, Inc.                                               3,800       74,100
  AGL Resources, Inc.                                      5,800      118,538
  AK Steel Holding Corporation                             4,400       77,825
  ALBANK Financial Corporation                             1,600       82,300
  AMCOL International Corp.                                4,350       69,056
  AMCORE Financial Inc.                                    3,000       75,375
  AMETEK, Inc.                                             3,100       83,700
+ AMRESCO, Inc.                                            4,100      124,025
+ ANADIGICS, Inc.                                          1,500       45,188
+ ANTEC Corporation                                        2,800       43,750
+ APAC Teleservices, Inc.                                  1,700       22,950
  ASA Holdings, Inc.                                       2,300       65,406
+ ATL Ultrasound, Inc.                                     1,600       73,600
  Aames Financial Corporation                              2,100       27,169
+ Abacus Direct Corporation                                1,400       57,400
+ Acceptance Insurance Holdings, Inc.                      1,700       41,119
+ Access Health, Inc.                                      1,700       49,938
+ Acme Metals, Inc.                                        3,700       36,538
+ Actel Corp.                                              2,200       27,775
+ Action Performance Companies, Inc.                       1,500       56,813
+ Acuson Corporation                                       2,300       38,094
  Acxiom Corp.                                             5,100       98,175
+ Ade Corporation                                            700       12,250
+ Adtran, Inc.                                             3,000       82,500
+ Advanced Tissue Sciences, Inc.                           3,300       40,425
+ Affiliated Computer Services, Inc.                       4,000      105,250
+ Affymetrix, Inc.                                         2,500       77,813
+ Aftermarket Technology Corp.                             2,000       36,250
+ Agouron Pharmaceuticals, Inc.                            2,600       76,375
  Air Express International Corporation                    3,500      106,750
  Airborne Freight Corporation                             2,000      124,250
+ AirTran Holdings, Inc.                                   2,800       11,200
+ Alaska Air Group, Inc.                                   1,100       42,625
  Albany International Corp. (Class A)                     3,000       69,000
  Albemarle Corporation                                    2,500       59,688
+ Alexander's, Inc.                                          400       36,325
+ Algos Pharmaceutical Corporation                         1,500       45,000
  Aliant Communications, Inc.                              3,800      119,225
+ Alkermes, Inc.                                           2,000       39,750
+ Allen Telecom Inc.                                       3,500       64,531
+ Alliance Pharmaceutical Corporation                      5,500       39,875
+ Alliance Semiconductor Corporation                       2,500       11,406
+ Alliant Techsystems, Inc.                                1,900      105,925
  Allied Capital Commercial Corporation                    1,920       42,720
  Allied Group, Inc.                                       3,150       90,169
+ Allied Waste Industries, Inc.                            7,700      179,506
  Alpharma, Inc. (Class A)                                 1,634       35,540
+ Alternative Resources Corp.                              1,700       39,206
+ Amati Communications Corporation                         2,100       41,344
+ Amerco                                                   1,400       35,875
+ America West Holdings Corp. (Class B)                    3,800       70,775
+ American Business Information, Inc. (Class A)            1,500       14,625
+ American Business Information, Inc. (Class B)            1,500       15,375

             Merrill Lynch Small Cap Index Fund, December 31, 1997

  Merrill Lynch Small Cap Index Series (continued)
------------------------------------------------------------------------------
                                                          Shares       Value
  Issue                                                     Held     (Note 1a)
==============================================================================
  COMMON STOCKS
  (continued)

  American Health Properties, Inc.                         1,800     $ 49,613
+ American Management Systems, Inc.                        4,300       83,850
  American Mobile                                          1,700       11,900
+ American Oncology Resources, Inc.                        4,400       70,400
+ American Pad & Paper Company                             3,400       32,725
+ American Radio Systems Corp.                             1,900      101,294
+ American Residential Services, Inc.                      1,800       28,125
+ AmeriCredit Corp.                                        2,700       74,756
+ Amerin Corporation                                       2,500       70,000
+ AmeriSource Health Corp. (Class A)                       2,500      145,625
  Ames Department Stores, Inc.                             3,600       63,000
+ Amphenol Corp. (Class A)                                 1,700       94,669
+ Amylin Pharmaceuticals, Inc.                             2,000       10,875
  Analysts International Corp.                             2,700       93,150
  Anchor Bancorp, Inc.                                     1,900       69,113
+ Anchor Gaming                                              600       33,450
+ Andrx Corporation                                        1,000       34,250
+ Anixter International Inc.                               4,900       80,850
+ AnnTaylor Stores Corporation                             2,700       36,113
  Apogee Enterprises, Inc.                                 3,800       45,125
  Apple South, Inc.                                        3,100       40,688
  Applebee's International, Inc.                           3,200       57,800
  Applied Industrial Technologies, Inc.                    2,850       76,238
+ Applied Magnetics Corp.                                  3,500       38,938
  Applied Power Inc. (Class A)                             1,800      124,200
+ Apria Healthcare Group, Inc.                             5,100       68,531
  AptarGroup, Inc.                                         2,200      122,100
  Aquarion Company                                         2,400       82,950
  Arbor Drugs, Inc.                                        5,200       96,200
+ Arbor Software Corp.                                     1,200       48,600
+ Arcadia Financial Ltd.                                   3,000       22,313
  Arctic Cat, Inc.                                         2,400       23,250
  Arden Realty Group, Inc.                                 7,700      236,775
  Argonaut Group, Inc.                                     1,900       64,363
+ Armco, Inc.                                             10,400       51,350
  Arnold Industries, Inc.                                  2,600       44,850
  Arrow International, Inc.                                1,600       59,200
+ Arterial Vascular Engineering, Inc.                      3,100      201,500
  Arvin Industries, Inc.                                   2,300       76,619
+ Ascent Entertainment Group, Inc.                         3,200       33,200
  Aspect Development, Inc.                                   900       46,800
  Aspect Telecommunications Corp.                          6,900      144,038
  Aspen Technologies, Inc.                                 2,200       75,350
  Associated Banc-Corp                                     4,671      257,489
  Associated Estates Realty Corp.                          4,000       94,750
+ Associated Group, Inc. (Class A)                         2,600       77,025
  Astoria Financial Corp.                                  1,900      105,925
+ Asyst Technologies, Inc.                                   900       19,575
  Atlantic Energy, Inc.                                    5,300      112,294
+ Atlas Air, Inc.                                            800       19,200
  Atmos Energy Corporation                                 3,300       99,825
+ Atwood Oceanics, Inc.                                    1,400       66,325
+ Auspex Systems, Inc.                                     3,200       32,000
  Authentic Fitness Corp.                                  3,100       57,156
+ Avant Corporation                                        2,300       38,525
+ Avid Technology, Inc.                                    2,500       66,875
+ Aztar Corporation                                        4,100       25,625
  BB&T Corporation                                         1,588      101,731
+ BE Aerospace, Inc.                                       2,700       72,225
  B.F. Goodrich Company (The)                              1,680       69,615
+ BISYS Group, Inc.                                        3,300      109,725
+ BJ's Wholesale Club, Inc.                                3,500      109,813
  BMC Industries, Inc.                                     3,300       53,213
  BREED Technologies, Inc.                                 2,700       49,275
+ BT Office Products International, Inc.                   2,100       16,275
+ Baan Company, N.V.                                         640       20,960
  Baldor Electric Company                                  4,267       92,533
  Ball Corp.                                               3,100      109,469
  Ballard Medical Products                                 3,500       84,875
  BancorpSouth, Inc.                                       2,000       94,500
+ BancTec, Inc.                                            2,600       69,713
  Bank of Granite Corp.                                    1,400       43,050
  Bank United Corp. (Class A)                              4,500      220,219
  Banknorth Group, Inc.                                    1,000       64,250
  Banta Corporation                                        3,200       86,400
+ Barnett Banks, Inc.                                      2,200       48,400
+ Barr Laboratories, Inc.                                    700       23,888
+ Barrett Resources Corp.                                  3,300       99,825
  Bassett Furniture Industries, Inc.                       1,500       45,000
  Bay Apartment Communities, Inc.                          2,100       81,900
  Bay State Gas Company                                    2,400       89,100
  Belden, Inc.                                             3,700      130,425
+ Bell & Howell Co. (Series B)                             1,600       38,700
+ Benchmark Electronics, Inc.                              1,700       37,931
+ Benton Oil & Gas Co.                                     4,500       58,219
  Berkley (W.R.) Corporation                               1,900       83,363
  Berkshire Realty Company, Inc.                           2,300       27,600
  Berry Petroleum Co. (Class A)                            3,900       68,006
+ Best Buy Co., Inc.                                       3,200      118,000
+ Big Flower Press Holdings, Inc.                          2,300       55,488
+ Billing Information Concepts                             2,300      110,400
+ Biomatrix, Inc.                                          1,100       33,000
+ Bio-Rad Laboratories, Inc. (Class A)                     1,400       36,575
+ Bio Technology General Corp.                             7,700       82,775

  Birmingham Steel Corp.                                   2,900       45,675
+ Black Box Corporation                                    1,800       63,675
  Black Hills Corporation                                  2,700       95,175
  Block Drug Company, Inc. (Class A)                         927       39,398
  Blount International, Inc. (Class A)                     2,600       69,388
  Bob Evans Farms, Inc.                                    5,000      110,625
  Boole & Babbage, Inc.                                    2,300       68,713
+ Borland International, Inc.                              3,100       22,669
+ Boston Beer Company, Inc. (Class A)                      2,000       15,625
+ Boston Technology, Inc.                                  2,500       62,813
  Bowne & Co., Inc.                                        1,800       71,775
+ Boyd Gaming Corporation                                  3,800       25,175
  Brady (W.H.) Company (Class A)                           2,800       86,800
  Brightpoint, Inc.                                        4,600       63,825
+ Brinker International, Inc.                              7,500      120,000
+ Bristol Hotel Company                                    3,100       90,094
+ Broderbund Software, Inc.                                2,500       64,063
  Brush Wellman, Inc.                                      2,300       56,350
  Buckeye Technologies Inc.                                2,400      111,000
+ Budget Group, Inc.                                       1,600       55,300
+ Buffets, Inc.                                            4,700       44,063
  Burlington Coat Factory Warehouse Corp.                  2,040       33,533
+ Burlington Industries, Inc.                              6,600       91,163
  Burnham Pacific Properties, Inc.                         7,200      110,250
  Burr-Brown Corp.                                         2,500       80,313
  CBL & Associates Properties, Inc.                        1,900       46,906
  CCB Financial Corp.                                        800       86,000
+ CCC Information Services Group, Inc.                     2,500       49,375
+ CDI Corporation                                          1,500       68,625
+ CDW Computer Centers, Inc.                               1,100       57,338
+ CHS Electronics, Inc.                                    2,250       38,531
  CILCORP, Inc.                                            2,300      112,413
  CKE Restaurants, Inc.                                    4,600      193,775
  CMAC Investment Corp.                                    2,800      169,050
  CNB Bancshares, Inc.                                     1,965       94,688
+ CNET, Inc.                                                 800       23,600
  COMSAT Corporation                                       4,600      111,550
+ CONMED Corporation                                       1,700       44,625
+ COR Therapeutics, Inc.                                   3,400       76,500
  CORESTAFF, Inc.                                          3,300       87,450
+ CORT Business Services Corp.                             2,400       95,550
  CPI Corporation                                          2,000       45,250
  CRIIMI MAE, Inc.                                         3,000       45,000
+ CSG Systems International, Inc.                          2,700      108,000
+ CSS Industries, Inc.                                     1,700       54,188
+ CUNO Incorporated                                        2,300       35,075
+ Cable Design Technologies                                1,800       69,975
+ Cable Michigan, Inc.                                       300        6,825
+ Cablevision System Corp.                                 1,500      143,625
  Cabot Oil & Gas Corp.                                    3,300       64,144
  Calgon Carbon Corporation                                5,500       59,125
+ California Microwave, Inc.                               1,600       31,000
  California Water Service Co.                             1,000       59,063
  CalMat Company                                           2,300       64,113
+ Calpine Corporation                                      2,800       41,650
  Cambrex Corporation                                      1,600       73,600
  Camden Property Trust                                    2,432       75,392
+ Canandaigua Brands, Inc. (Class A)                       1,900      105,213
+ Canandaigua Wine Company, Inc.                           1,100       62,700
  Capital Bancorp/Miami, Florida                           1,100       63,594
  Capital Re Corporation                                   1,700      105,506
  CapMAC Holdings Inc.                                     1,600       55,600
+ CapStar Hotel Company                                    3,600      123,525
  Caraustar Industries, Inc.                               3,100      106,175
+ Carbide/Graphite Group, Inc. (The)                       1,300       43,875
+ Caribiner International, Inc.                            1,200       53,400
  Carlisle Companies, Inc.                                 2,600      111,150
+ Carmike Cinemas, Inc. (Class A)                          2,500       71,719
  Carpenter Technology Corporation                         1,900       91,319
+ Carson Pirie Scott & Company                             2,100      105,263
  Carter-Wallace, Inc.                                     2,600       43,875
  Casey's General Stores, Inc.                             3,700       93,888
  Cash America International, Inc.                         5,600       72,450
  Castle (A.M.) & Company                                  2,000       45,750
+ Castle & Cooke, Inc.                                     3,000       50,625
  Catalina Marketing Corporation                           2,900      134,125
+ C-Cube Microsystems, Inc.                                3,700       60,356
+ CellNet Data Systems, Inc.                               3,800       29,450
+ CellStar Corporation                                     1,300       25,838
+ Cellular Communications International, Inc.              1,100       50,875
+ Centennial Cellular Corporation (Class A)                1,800       36,900
  CenterPoint Properties Corp.                             1,200       42,150
+ Central Garden & Pet Company                             1,900       49,875
  Central Hudson Gas & Electric                            2,600      114,075
  Central Louisiana Electric                               2,900       93,888
  Central Maine Power Company                              5,300       80,825
  Central Parking Corporation                              1,500       67,969
  Century Aluminum Company                                 2,900       39,150
+ Cephalon, Inc.                                           3,100       35,263
+ Cerner Corporation                                       2,700       57,038
+ Champion Enterprises, Inc.                               5,600      115,150
+ Chancellor Media Corp.                                   1,181       88,132
+ Charming Shoppes, Inc.                                  11,500       53,906
  Charter One Financial, Inc.                              1,051       66,344

             Merrill Lynch Small Cap Index Fund, December 31, 1997

  Merrill Lynch Small Cap Index Series (continued)
------------------------------------------------------------------------------
                                                          Shares       Value
  Issue                                                     Held     (Note 1a)
==============================================================================
  COMMON STOCKS
  (continued)

+ CheckFree Holdings Corporation                           4,500     $121,500
+ Checkpoint Systems, Inc.                                 3,800       66,500
+ Cheesecake Factory (The)                                 2,000       61,000
  ChemFirst Inc.                                           2,700       76,275
  Chesapeake Corporation                                   1,900       65,313
  Chesapeake Energy Corp.                                  3,400       25,713
  Chicago Miniature Lamp, Inc.                             1,100       37,125
+ Chips & Technologies, Inc.                               1,900       27,431
  Chittenden Corporation                                   2,250       78,750
+ Choice Hotels International, Inc.                        5,000       80,000
  Church & Dwight Co., Inc.                                2,200       61,738
+ Ciber, Inc.                                                900       52,200
+ Cidco, Inc.                                              1,600       31,200
  Cincinnati Milacron, Inc.                                3,400       88,188
+ Cirrus Logic, Inc.                                       5,500       58,438
  CitFed Bancorp, Inc.                                     1,950       76,050
+ Citrix Systems, Inc.                                     2,800      212,800
+ Cityscape Financial Corp.                                1,200          600
  Claire's Stores, Inc.                                    4,500       87,469
  Clarcor, Inc.                                            2,400       71,100
+ Claremont Technology Group, Inc.                         1,100       20,350
+ Clarify Inc.                                             2,100       24,413
+ Cliffs Drilling Company                                  1,500       74,813
+ Closure Medical Corporation                              1,100       28,463
+ Coach USA, Inc.                                          2,200       73,700
+ Coast Savings Financial, Inc.                            2,200      150,838
+ Coeur D'Alene Mines Corporation                          6,900       62,100
+ Cognex Corporation                                       4,100      111,725
+ Coherent, Inc.                                           1,300       45,663
  Cohu, Inc.                                               1,000       30,625
+ Cole National Corporation                                1,600       47,900
+ Collins & Aikman Corp.                                   7,600       65,550
  Colonial BancGroup, Inc.                                 2,700       92,981
  Colonial Properties Trust                                2,400       72,300
+ Columbia Laboratories, Inc.                              3,000       47,625
  Commerce Bancorporation Inc.                             2,000      102,000
  Commerce Group, Inc.                                     2,200       71,775
  Commercial Federal Corp.                                 3,000      106,688
  Commercial Metals Co.                                    1,900       59,969
+ Commnet Cellular, Inc.                                   1,400       49,788
  Commonwealth Bancorp, Inc.                               2,200       43,725
+ Commonwealth Telephone Enterprises, Inc.                 1,000       25,875
  Community First Bankshares, Inc.                         2,700      143,775
+ Compdent Corporation                                       900       18,253
+ Computer Horizons Corporation                            2,750      123,750
+ Computer Products, Inc.                                  2,500       56,563
  Computer Task Group, Inc.                                1,800       64,013
+ Computervision Corporation                               5,200       19,825
+ Comverse Technology, Inc. (New Shares)                   2,600      101,400
+ Concentra Managed Care, Inc.                             2,671       90,146
+ Consolidated Freightways Corporation                     2,800       38,150
+ Consolidated Graphics, Inc.                                800       37,300
+ Consolidated Products, Inc.                              3,250       53,219
+ Converse, Inc.                                           2,100       12,600
+ Cooper Companies, Inc.                                   1,300       53,138
  Coors (Adolph) Co. (Class B)                             3,600      119,700
+ CopyTele, Inc.                                           4,100       14,350
  Cornerstone Properties, Inc.                             3,500       67,156
  Cousins Properties, Inc.                                 2,100       61,556
+ Covance, Inc.                                            6,200      123,225
+ Coventry Ventures, Inc.                                  4,400       67,100
  Crawford & Company (Class B)                             5,800      118,538
+ Creative BioMolecules, Inc.                              3,400       25,075
+ Credence Systems Corp.                                   2,200       65,175
+ Credit Acceptance Corp.                                  1,600       12,400
+ Crescent Operating, Inc.                                   570       13,965
  Cross Timbers Oil Company                                3,800       94,763
  Cullen/Frost Bankers, Inc.                               2,100      127,444
+ Culligan Water Technologies, Inc.                        2,694      135,374
+ Curative Health Services, Inc.                           1,300       39,488
+ Cygnus, Inc.                                             1,900       37,763
+ Cymer, Inc.                                              2,600       39,000
  Cytogen Corp.                                            4,300        6,988
+ Cytyc Corporation                                        1,700       42,288
  DII Group, Inc.                                          2,200       59,950
  D.R. Horton, Inc.                                        1,200       20,850
  DSP Communications, Inc.                                 4,500       54,000
+ Dal-Tile International Inc.                              3,800       46,550
+ Dames & Moore Group                                      1,900       25,175
  Daniel Industries                                          900       17,325
+ Data Dimensions, Inc.                                    1,100       18,975
  Data General Corporation                                 3,600       62,775
  Data Transmission Network Corp.                          1,400       39,200
+ Datascope Corp.                                          1,900       49,163
  Dekalb Genetics Corporation (Class B)                    3,000      117,750
  Delmarva Power & Light Company                           6,000      138,375
+ Delphi Financial Group, Inc. (Class A)                   2,500      112,500
  Delta & Pine Land Company                                4,710      143,655
  Deltic Timber Corporation                                1,600       43,800
  Department 56, Inc.                                      2,800       80,500
  Devon Energy Corporation                                 2,800      107,800
  Devry, Inc.                                              3,800      121,125
  Dexter Corporation (The)                                 2,300       99,331
+ Dialogic Corporation                                     1,200       52,500

  Diamond Multimedia Systems, Inc.                         3,200       28,400
  Digital Microwave Corp.                                  5,100       73,950
  Dime Bancorp, Inc.                                       1,644       49,731
  Dimon, Inc.                                              5,000      131,250
  Dionex Corporation                                       1,800       90,450
+ Documentum, Inc.                                         1,000       42,125
+ Dominick's Supermarkets, Inc.                            1,700       62,050
  Donaldson Company, Inc.                                  2,200       99,138
  Downey Financial Corp.                                   1,900       54,031
+ Dress Barn, Inc. (The)                                   2,500       70,938
  Dreyers Grand Ice Cream, Inc.                            2,800       67,550
  Dynatech Corporation                                     1,700       79,688
  Dynex Capital, Inc.,                                     3,800       50,588
  EG & G, Inc.                                             4,700       97,819
+ ENCAD, Inc.                                              1,300       35,750
  ESS Technology, Inc.                                     1,600       12,150
  E'Town Corporation                                       2,000       80,375
+ E* Trade Group, Inc.                                     3,200       73,600
+ EXCEL Communications, Inc.                               1,063       15,414
  Eagle Hardware & Garden, Inc.                            3,000       58,125
  Earthgrains Company (The)                                2,100       98,700
  Eastern Enterprises                                      2,200       99,000
  Eastern Utilities Associates                             4,100      107,625
  Eaton Vance Corp.                                        1,700       64,175
  Elcor Corp.                                              2,250       54,000
+ Electro Scientific Industries, Inc.                      1,000       38,000
  Electroglas, Inc.                                        3,200       49,400
  Emmis Broadcasting Corp. (Class A)                       1,000       45,625
  Empire District Electric Company (The)                   4,400       86,350
+ Encore Wire Corporation                                    900       27,619
  Enhanced Financial Services Group, Inc.                  1,700      101,150
  Envoy Corporation                                        2,600       75,725
  Enzo Biochem, Inc.                                       2,100       30,713
  Equitable Resources, Inc.                                3,700      130,888
  Equity Inns Inc.                                         4,000       59,000
+ Essex International Inc.                                 1,800       53,550
  Esterline Technologies Corporation                       1,200       43,200
  Etec Systems, Inc.                                       2,400      111,600
  Ethan Allen Interiors, Inc.                              3,200      123,400
  Exabyte Corporation                                      2,700       17,381
  Excel Realty Trust, Inc.                                 1,600       50,400
  Executive Risk Inc.                                      1,800      125,663
  Exide Corporation                                        1,900       49,163
  Expeditors International of Washington, Inc.             2,800      107,800
  Express Scripts, Inc. (Class A)                          1,300       78,000
  F & M National Corp.                                     2,600       89,213
  FBL Financial Group, Inc.                                1,900       76,238
+ FEI Company                                              1,800       22,388
  F.N.B. Corporation                                       1,700       63,963
+ FPA Medical Management, Inc.                             2,100       39,113
+ FSI International, Inc.                                  2,500       29,375
  Fabri-Centers of America, Inc. (Class A)                 1,900       42,394
  Fair Isaac & Company, Inc.                               1,200       39,975
+ Fairchild Corporation (The) (Class A)                    1,500       37,313
+ Fairfield Communities, Inc.                              1,600       70,600
  Fedders Corporation                                      6,800       42,500
  Federal Mogul Corp.                                      3,300      133,650
  FelCor Suite Hotels, Inc.                                1,900       67,450
  Ferro Corporation                                        4,050       98,466
  Fidelity National Financial, Inc.                        4,840      150,645
+ Figgie International, Inc.                               4,400       57,750
+ FileNet Corporation                                      2,400       72,300
  Financial Security Assurance Holdings Ltd.               3,300      159,225
  Fingerhut Companies, Inc.                                4,800      102,600
+ First American Financial Corporation                     1,400      103,425
  First Brands Corporation                                 4,200      113,138
  First Citizens Bancshares, Inc.                            600       62,419
  First Commonwealth Financial Corp.                       3,000      105,188
  First Federal Savings Bank of Colorado                   2,900       68,875
  First Financial Bancorp Ohio                             1,490       71,893
  First Industrial Realty Trust, Inc.                      2,400       86,700
  First Midwest Bancorp, Inc.                              1,900       83,125
+ First Plus Financial Group Inc.                          2,200       84,425
  First Western Bancorp, Inc.                              2,400       68,400
  FirstBank Puerto Rico                                    2,200       74,938
  Firstbank of Illinois Co.                                2,400       88,350
  Fisher Scientific International, Inc.                    2,000       95,500
  Fleetwood Enterprises, Inc.                              2,800      118,825
  Fleming Companies, Inc.                                  3,800       51,063
  Florida Rock Industries, Inc.                            1,400       31,850
  Flowserve Corporation                                    4,132      115,438
+ Foodmaker, Inc.                                          5,600       84,350
+ Footstar, Inc.                                           3,400       91,375
+ Forcenergy Inc.                                          1,400       36,663
  Foremost Corporation of America                          1,000       69,750
  Forest Oil Corporation                                   3,000       49,500
  Fort Wayne National Corp.                                2,600      119,600
+ Forte Software, Inc.                                     2,200       16,775
  Franchise Finance Corporation of America                 4,500      121,500
+ Franklin Covey Co.                                       3,000       66,000
+ Fred Meyer, Inc.                                         1,890       68,749
+ Freeport-McMoRan Sulphur Inc.                              507        5,959
  Fremont General Corporation                              2,700      147,825
+ Friedman's, Inc. (Class A)                               1,700       23,163

             Merrill Lynch Small Cap Index Fund, December 31, 1997

  Merrill Lynch Small Cap Index Series (continued)
------------------------------------------------------------------------------
                                                          Shares       Value
  Issue                                                     Held     (Note 1a)
==============================================================================
  COMMON STOCKS
  (continued)

  Frontier Insurance Group, Inc.                           3,400     $ 77,775
  Fuller (H.B.) Company                                    1,500       74,250
  Fulton Financial Corporation                             3,000       97,500
  Fund American Enterprises Inc.                             600       72,600
+ Furniture Brands International, Inc.                     5,200      106,600
  Furon Company                                            2,000       41,750
  Fusion Systems Corporation
    (Contingent Value Rights) (b)                            600          413
  G & K Services, Inc. (Class A)                           2,200       92,400
+ GC Companies, Inc.                                       1,300       61,588
+ GT Interactive Software Corp.                            2,700       17,213
+ Gadzooks Inc. Company                                    1,000       21,000
+ Galey & Lord, Inc.                                       3,000       53,625
  Gallagher (Arthur J.) & Co.                              2,400       82,650
+ Galoob Lewis Toys, Inc.                                  3,600       36,675
+ Garden Ridge Corp.                                       2,000       28,500
+ Gaylord Container Corp.                                  6,200       35,650
+ GelTex Pharmaceuticals, Inc.                             1,500       39,750
  GenCorp, Inc.                                            2,200       55,000
  General Cable Corp.                                      1,600       57,900
  General Chemical Group, Inc. (The)                       1,700       45,475
+ Genesco Inc.                                             3,200       40,800
+ GenRad, Inc.                                             2,800       84,525
+ Gentex Corporation                                       3,800      102,125
  Geon Company (The)                                       3,300       77,137
  Georgia Gulf Corporation                                 3,700      113,313
+ Geotek Communications, Inc.                              5,300        8,116
  Gerber Scientific, Inc.                                  3,600       71,550
+ Getchell Gold Corp.                                      3,500       84,000
+ Gibson Greetings, Inc.                                   2,600       56,875
+ Gilead Sciences, Inc.                                    2,800      107,100
+ Glenayre Technologies, Inc.                              5,500       54,313
  Glimcher Realty Trust Inc.                               2,000       45,125
+ Global DirectMail Corp.                                  1,500       25,969
+ Global Industrial Techologies, Inc.                      2,800       47,425
+ Global Industries Ltd.                                   6,400      108,800
+ Golden Books Family Entertainment, Inc.                  2,000       20,625
+ Graham-Field Health Products, Inc.                       2,100       35,044
+ Grand Casinos, Inc.                                      5,000       68,125
  Great Atlantic & Pacific
    Tea Company, Inc. (The)                                1,800       53,438
  Great Financial Corp.                                    3,100      158,100
  Greif Brothers Corporation (Class A)                     2,100       70,350
+ Griffon Corporation                                      4,300       62,888
+ Grubb & Ellis Company                                    2,500       34,219
  Guaranty Life Company                                    2,000       57,000
+ Guilford Pharmaceuticals, Inc.                           1,700       34,213
+ Guitar Center Inc.                                       2,200       50,600
+ Gulf South Medical Supply, Inc.                          2,200       81,950
+ Gymboree Corp.                                           2,700       73,913
+ HA-LO Industries, Inc.                                   1,500       39,000
  HBO & Company                                            1,380       66,240
  HCC Insurance Holdings, Inc.                             3,000       63,750
+ HCIA Inc.                                                1,200       14,250
+ HEALTHSOUTH Corporation                                  4,132      114,663
+ HMT Technology Corporation                               3,900       50,700
  HNC Software Inc.                                        1,700       73,100
  HSB Group Inc.                                           1,800       99,338
  HUBCO, Inc.                                              1,957       76,568
+ Hadco Corporation                                        1,300       58,825
+ Haemonetics Corporation                                  2,700       37,800
+ Hambrecht & Quist Group                                  1,700       62,050
  Hancock Fabrics, Inc.                                    8,600      124,700
  Hancock Holding Co.                                        600       36,300
+ Handleman Company                                        4,300       29,831
  Hanna (M.A.) Company                                     4,400      111,100
+ Harbinger Corp.                                          2,100       59,063
+ Harken Energy Corporation                                6,900       48,300
+ Harland (John H.) Co. (The)                              3,300       69,300
  Harman International Industries, Inc.                    1,800       76,388
  Hartford Life, Inc. (Class A)                            2,200       99,688
+ Hartmarx Corporation                                     1,900       14,488
  Hawaiian Electric Industries, Inc.                       3,000      122,625
+ Hayes Lemmerz International Inc.                         3,400       95,200
  Health Care Property Investors, Inc.                     1,900       71,844
  Healthcare Realty Trust Inc.                             1,300       37,619
  Healthplan Services Corporation                          1,700       35,700
+ Heartport, Inc.                                          1,600       32,600
  Hecla Mining Company                                     8,000       39,500
  Heftel Broadcasting Corp. (Class A)                      2,200      102,850
  Heilig-Meyers Company                                    5,600       67,200
  Helix Technology Corporation                             2,600       50,700
  Henry (Jack) & Associates                                1,000       27,250
+ Henry Schein, Inc.                                         900       31,500
  Herbalife International, Inc. (Class A)                    367        7,700
+ Herbalife International, Inc. (Class B)                    733       15,767
  Hexcel Corporation                                       2,200       54,863
  Highlands Insurance Group, Inc.                          2,500       70,938
  Highwaymaster Communications, Inc.                       2,200       12,513
  Highwoods Properties, Inc.                               2,100       78,094
+ Hollywood Entertainment Corp.                            2,800       29,750
  Hologic, Inc.                                            1,500       31,031
+ Homebase, Inc.                                           3,500       27,563
+ Homeside, Inc.                                           2,300       63,394

  Horizon Group, Inc.                                      5,000       54,688
  Hospitality Properties Trust                             1,700       55,888
  Host Marriott Corporation                                4,100       60,988
  Houghton Mifflin Company                                 2,900      111,288
  Huffy Corporation                                        3,900       52,650
  Hughes Supply, Inc.                                      1,950       68,128
  Hugoton Energy Corp.                                     5,000       45,938
  Human Genome Sciences, Inc.                              2,200       87,450
  Huntington Bancshares Inc.                               3,222      115,992
  Hutchinson Technology, Inc.                              1,900       41,563
+ Hvide Marine, Inc. (Class A)                             1,400       36,050
+ Hyperion Software Corp.                                  2,300       82,225
+ I2 Technologies, Inc.                                      400       21,100
+ I-Stat Corporation                                       1,500       23,719
  ICN Pharmaceuticals, Inc.                                4,400      214,775
  ICOS Corporation                                         3,800       69,588
+ IDEC Pharmaceuticals Corporation                         1,700       58,438
  IDEX Corp.                                               3,100      108,113
+ IDEXX Laboratories, Inc.                                 4,100       65,344
  IES Industries, Inc.                                     3,100      114,119
+ IHOP Corp.                                               2,000       65,000
  IMC Global, Inc.                                         2,160       70,740
  IMC Global, Inc. (Warrants) (a)                            800        3,100
+ IMC Mortgage Company                                     2,600       30,875
+ IN Focus Systems, Inc.                                   1,400       42,525
  INMC Mortgage Holdings, Inc.                             3,100       72,656
+ INTERSOLV, Inc.                                          2,300       46,575
  IRT Property Company                                     7,100       83,869
+ IXC Communications, Inc.                                 1,600       50,200
+ Imation Corp.                                            4,200       67,200
  Imnet Systems, Inc.                                      1,100       17,875
  Imperial Bancorp                                         2,100      103,556
  Imperial Credit Industries, Inc.                         2,000       41,000
+ Imperial Holly Corporation                                 735        7,997
+ Inacom Corp.                                               800       22,450
  Incyte Pharmaceuticals, Inc.                             2,000       90,000
+ Industri-Matematik International Corp.                   2,800       82,600
+ Information Management Resources, Inc.                   1,200       45,000
+ Information Resources, Inc.                              3,100       41,463
+ Inhale Therapeutic Systems                               1,600       41,600
  Innovex, Inc.                                            1,500       34,406
+ Input/Output, Inc.                                       4,300      127,656
  Insignia Financial Group, Inc. (Class A)                 2,400       55,200
  Inso Corporation                                         1,400       16,188
+ Integrated Circuit Systems, Inc.                         1,800       51,300
+ Integrated Device Technology, Inc.                       7,700       72,669
  Integrated Health Services, Inc.                         4,119      128,461
+ Integrated Process Equipment Corp.                       1,600       25,200
+ Integrated Systems Inc.                                  1,700       23,375
  Inter-Tel Inc.                                           2,000       38,750
  InterDigital Communications Corp.                        5,100       15,619
  Interface, Inc. (Class A)                                2,100       60,900
  Intergraph Corporation                                   4,100       41,000
+ Interim Services, Inc.                                   7,200      186,300
  Intermedia Communications, Inc.                          1,400       85,050
  International Dairy Queen, Inc. (Class A)                2,100       56,241
  International Multifoods Corporation                     1,900       53,794
+ International Network Services                           2,500       57,813
+ International Rectifier Corporation                      5,400       63,788
  Interneuron Pharmaceuticals, Inc.                        2,800       26,600
  Interra Financial, Inc.                                  1,200       82,800
+ Interstate Hotels Company                                2,700       94,669
  Interstate Power Company                                 2,800      104,825
  Invacare Corporation                                     3,300       71,775
  Investors Financial Services Corporation                   700       32,200
  Ionics, Incorporated (Ordinary)                          2,000       78,250
  Irvine Apartment Communities, Inc.                       1,700       54,081
  Isis Pharmaceuticals, Inc.                               2,100       25,856
  Itron, Inc.                                              2,500       45,000
  J&L Specialty Steel, Inc.                                2,600       26,163
+ JDA Software Group, Inc.                                 1,100       38,500
  JLG Industries, Inc.                                     4,400       62,150
  JP Foodservice, Inc.                                     5,842      215,789
+ Jabil Circuit, Inc.                                        600       23,850
+ Jacobs Engineering Group, Inc.                           2,100       53,288
+ Jacor Communications, Inc.                               3,200      170,000
  Jefferies Group, Inc.                                    2,000       81,875
  John Alden Financial Corporation                         2,400       57,600
  Jones Medical Industries, Inc.                           2,000       76,500
  Jostens, Inc.                                            3,800       87,638
+ Journal Register Company                                 5,200      109,200
  Juno Lighting, Inc.                                      3,100       54,250
  Just For Feet, Inc.                                      3,000       39,375
  K2, Inc.                                                 2,600       59,150
  KCS Energy, Inc.                                         2,400       49,800
  Kaman Corporation (Class A)                              4,500       73,688
  Kaufman and Broad Home Corporation                       3,900       87,506
  Kaydon Corporation                                       3,600      117,450
  Kellwood Company                                         2,500       75,000
  Kelly Services, Inc.                                     1,700       51,000
  Kemet Corporation                                        4,700       91,063
  Kennametal Inc.                                          2,600      134,713
  Kent Electronics Corporation                             4,300      108,038
  Keystone Financial, Inc.                                 6,000      241,500

             Merrill Lynch Small Cap Index Fund, December 31, 1997

  Merrill Lynch Small Cap Index Series (continued)
------------------------------------------------------------------------------
                                                          Shares       Value
  Issue                                                     Held     (Note 1a)
==============================================================================
  COMMON STOCKS
  (continued)

  Kilroy Realty Corporation                                1,700     $ 48,875
  Kimball International, Inc.                              4,600       84,813
  Kimberly-Clark Corp.                                     1,134       55,920
+ Kirby Corporation                                        3,600       69,525
+ Knoll, Inc.                                              1,200       38,550
  Koger Equity Inc.                                        2,000       43,875
  Kuhlman Corporation                                      2,100       82,163
  Kulicke and Soffa Industries, Inc.                       2,400       44,700
+ LCA-Vision Inc. (New Shares)                             1,543        1,736
+ LHS Group Inc.                                           1,000       59,750
  LNR Property Corp.                                       2,500       59,062
  LTC Properties, Inc.                                     7,100      147,325
  Laboratory Corp. of America Holdings                     6,600       11,138
+ Lamar Advertising Co.                                    1,500       59,625
  Landry's Seafood Restaurants, Inc.                       3,000       72,000
  Lands' End, Inc.                                         1,700       59,606
  Landstar System, Inc.                                    2,200       58,025
+ Learning Company, Inc. (The)                             3,500       56,219
+ Learning Tree International Inc.                         1,100       31,763
  Legato Systems, Inc.                                     1,800       79,200
  Legg Mason, Inc.                                         4,066      227,442
  Lennar Corporation                                       2,500       53,906
  Level One Communications, Inc.                           2,150       60,738
  Libbey, Inc.                                             2,100       79,538
  Liberty Property Trust                                   2,200       62,837
  Life Re Corp.                                            1,000       65,187
  Life Technologies, Inc.                                  1,100       36,575
+ Ligand Pharmaceuticals                                   2,900       37,337
  Lilly Industries, Inc. (Class A)                         4,300       88,687
  Lincoln Electric Company                                 2,800      100,800
  Lindsay Manufacturing Co.                                1,500       65,062
+ Linens `N Things                                         1,500       65,437
  Liposome Company, Inc.                                   3,000       13,875
+ Littelfuse, Inc.                                         3,000       74,625
+ Lo-jack Corp.                                            2,300       33,925
  Lomak Petroleum, Inc.                                    2,300       37,375
+ Lone Star Industries, Inc.                               1,700       90,312
+ Lone Star Steakhouse & Saloon, Inc.                      3,400       59,500
+ Lone Star Technologies, Inc.                             2,100       59,587
  Long Island Bancorp, Inc.                                2,500      124,062
  Longs Drug Stores Corp.                                  3,100       99,587
  Longview Fibre Company                                   5,200       78,975
  Luby's Cafeterias, Inc.                                  3,300       57,956
  Lukens Inc.                                              1,500       42,844
+ Lycos Inc.                                               1,400       57,925
+ Lydall, Inc.                                             3,100       60,450
  MAF Bancorp, Inc.                                        2,050       72,519
+ MAXXAM Group, Inc.                                         500       21,812
  MDU Resources Group, Inc.                                3,600      113,850
  MMI Companies Inc.                                       1,600       40,200
+ MRV Communications Inc.                                  2,000       47,750
  Mac Frugals Bargains Close-Outs, Inc.                    2,700      111,037
+ MacDermid, Inc.                                            700       59,412
  Macerich Company (The)                                   1,900       54,150
+ Macromedia Inc.                                          3,100       25,769
  Madison Gas & Electric Company                           3,000       69,000
  Magellan Health Services, Inc.                           2,900       62,350
  Magna Group, Inc.                                        4,100      187,575
  Magnetek, Inc.                                           2,400       46,800
+ Mail-Well Holdings Inc.                                  1,500       60,750
  Manitowoc Company, Inc. (The)                            1,750       56,875
  Manufactured Home Communities, Inc.                      1,600       43,200
+ Manugistics Group, Inc.                                  1,700       75,862
  Marcus Corporation (The)                                 5,250       96,797
  Marine Drilling Companies, Inc.                          5,100      105,825
+ Mariner Health Group, Inc.                               3,200       52,000
+ Marquette Medical Systems, Inc.                          2,000       53,250
+ Marshall Industries                                      2,700       81,000
+ Martek Biosciences Corporation                           1,200        9,900
  Mascotech, Inc.                                          2,700       49,612
  Mastec, Inc.                                               800       18,300
  Material Sciences Corporation                            2,500       30,469
  Matthews International Corporation                       1,900       83,600
+ Maverick Tube Corp.                                        900       22,781
+ Maxicare Health Plans, Inc.                              2,200       23,925
  McClatchy Newspapers, Inc. (Class A)                     2,400       65,250
  McDonald's & Company Investments                         2,400       68,100
+ McLeodUSA Inc.                                           4,300      137,600
+ Medaphis Corp.                                           6,400       41,600
  Medical Assurance, Inc.                                  2,200       61,875
+ Medicis Pharmaceutical Corp.                             1,300       66,462
  Medimmune, Inc.                                          2,600      111,475
+ MedPartners, Inc.                                        1,062       23,762
  Medusa Corporation                                       2,100       87,806
  Men's Wearhouse, Inc. (The)                              1,900       66,025
  Mentor Corporation                                       2,800      102,200
+ Mentor Graphics Corporation                              6,000       58,125
+ Mercury Interactive Corp.                                1,800       48,150
  Merrill Corporation                                      1,400       32,550
  Methode Electronics, Inc. (Class A)                      4,100       66,625
+ Metromail Corporation                                    1,600       28,600
  Metromedia International Group, Inc.                     3,900       37,050
+ Michaels Stores, Inc.                                    2,200       64,350
+ Micrel Inc.                                              1,300       36,400

+ Micro Warehouse Inc.                                     3,300       45,994
+ Microage Inc.                                            1,900       28,619
  Micros Systems, Inc.                                     1,100       49,500
  Microtouch Systems Inc.                                  1,100       17,325
  Mid Am, Inc.                                             3,970      102,227
  Mid-America Apartment Communities, Inc.                    900       25,706
  Mid Atlantic Medical Services, Inc.                      4,300       54,825
+ Midwest Express Holdings Inc.                            1,400       54,337
+ Millennium Pharmaceuticals Inc.                          2,900       55,100
+ Miller Industries Inc.                                   3,400       36,550
  Mills Corp.                                              1,500       36,750
  Minerals Technologies, Inc.                              2,500      113,594
  Minnesota Power & Light Company                          3,300      143,756
+ Miravant Medical Technologies                              600       24,000
  Mississippi Chemical Corporation                         4,200       76,650
  Mobile Telecommunication Technologies Corp.              4,500       99,000
  Modine Manufacturing Company                             2,500       85,312
+ Mohawk Industries, Inc.                                  3,750       82,266
+ Moneygram Payment Systems Inc.                           2,000       21,500
  Morgan Keegan, Inc.                                      4,050      102,516
+ Motivepower Industries Inc.                              2,100       48,825
+ Mueller Industries, Inc.                                 2,000      118,000
+ Mycogen Corp.                                            2,800       52,500
+ Myriad Genetics, Inc.                                    1,100       26,675
+ NABI, Inc.                                               3,100       10,559
  NACCO Industries, Inc. (Class A)                           700       75,031
  NAC Re Corp.                                             1,500       73,219
+ NBTY, Inc.                                               2,400       80,100
+ NCS Healthcare, Inc. (Class A)                           2,100       55,387
+ NFO Worldwide, Inc.                                      2,600       54,437
+ NL Industries, Inc. (New Shares)                         2,500       34,062
+ NTL Inc.                                                 2,900       80,837
  Nash-Finch Company                                       3,900       74,100
  National Computer System, Inc.                           1,900       66,975
+ National Instruments Corp.                               1,800       52,200
+ National Media Corp.                                     2,000        6,500
+ National Oil Well Inc.                                   4,000      136,750
+ National Semiconductor Corporation                       1,567       40,644
+ National Steel Corp.                                     2,000       23,125
+ National Surgery Centers, Inc.                           1,700       44,625
  Nationwide Health Properties, Inc.                       3,700       94,350
+ Natural Microsystems Corp.                               1,200       55,800
  Natures Sunshine Products, Inc.                          2,100       54,600
+ Nautica Enterprises, Inc.                                3,800       88,350
+ NeoPath, Inc.                                            1,400       18,200
+ Neoprobe Corp.                                           2,400       14,400
+ Network Appliance, Inc.                                  3,000      106,500
+ Network Equipment Technologies, Inc.                     3,100       45,337
+ Networks Associates, Inc.                                2,083      109,748
+ Neurex Corporation                                       1,900       26,362
+ Neurogen Corporation                                     1,300       17,550
+ Neuromedical Systems, Inc.                               5,000       14,062
  Nevada Power Company                                     4,900      130,156
  New England Business Service, Inc.                       2,100       70,875
  New York Bancorp Inc.                                    1,666       66,119
  Newfield Exploration Co.                                 4,100       95,581
+ Newpark Resources, Inc.                                  6,200      108,500
  Newport News Shipbuilding Inc.                           4,000      101,750
  News Corporation Limited (The) (ADR)*                    4,285       85,164
+ Nexstar Pharmaceuticals, Inc.                            2,600       29,575
  Nordson Corporation                                      1,600       72,400
  Norrell Corp.                                            1,700       33,787
+ North Face Inc.                                          1,500       33,000
  Northrop Grumman Corporation                               677       77,855
  Northwestern Public Service Company                      4,200       96,600
  Nova Corporation                                         2,200       55,000
+ NovaCare, Inc.                                           6,100       79,681
+ Nu Skin Asia Pacific Inc. (Class A)                      1,600       29,200
+ Nuevo Energy Co.                                         1,900       77,425
  OEA, Inc.                                                1,900       54,981
  O M Group Inc.                                           3,600      131,850
+ OMI Corp.                                                5,300       48,694
  ONBANCorp Inc.                                           2,100      148,050
  ONEOK, Inc.                                              2,700      109,012
+ Oak Industries, Inc.                                     3,200       95,000
+ Oak Technology, Inc.                                     3,800       24,700
  Oakwood Homes Corporation                                5,000      165,937
  Oasis Residential, Inc.                                  8,000      178,500
+ Object Design Inc.                                       2,400       20,100
+ Ocean Energy, Inc.                                       1,200       59,175
+ Oceaneering International, Inc.                          3,100       61,225
  Ocwen Asset Investment Corp.                             1,200       24,600
+ Ocwen Financial Corporation                              2,800       71,225
+ Offshore Logistics, Inc.                                 3,600       76,950
  Ogden Corporation                                        4,600      129,662
  Old National Bancorp                                     2,700      130,612
  Omega Healthcare Investors, Inc.                         1,600       61,800
  Omnipoint Corporation                                    2,600       60,450
  Omniquip International Inc.                              1,900       37,881
  One Valley Bancorp, Inc.                                 2,450       94,937
+ Orbital Sciences Corp.                                   3,800      113,050
+ Oregon Metallurgical Corporation                         1,700       56,737
  Oregon Steel Mills, Inc.                                 2,900       61,806
+ Organogenesis, Inc.                                      2,593       68,390

             Merrill Lynch Small Cap Index Fund, December 31, 1997

  Merrill Lynch Small Cap Index Series (continued)
------------------------------------------------------------------------------
                                                          Shares       Value
  Issue                                                     Held     (Note 1a)
==============================================================================
  COMMON STOCKS
  (continued)

  Oriental Financial Group Inc.                            1,425     $ 42,127
  Orion Capital Corporation                                4,100      190,394
+ Orthodontic Center                                       4,800       79,800
  Otter Tail Power Company                                 1,700       64,387
+ Outdoor Systems, Inc.                                    2,100       80,587
  Overseas Shipholding Group, Inc.                         3,600       78,525
  Owens & Minor, Inc.                                      4,700       68,150
+ Oxigene Inc.                                               700       12,425
+ P-COM, Inc.                                              4,400       75,900
+ PFF Bancorp, Inc.                                        2,100       41,737
  P.H. Glatfelter Company                                  2,400       44,700
+ PHP Healthcare Corp.                                     1,000       15,062
+ PMC-Sierra, Inc.                                         4,100      127,100
+ PMT Services, Inc.                                       4,200       58,275
+ PRI Automation, Inc.                                     1,200       34,650
+ PSINet, Inc.                                             2,800       14,350
+ Pacific Gateway Exchange Inc.                            1,400       75,337
+ Pacific Sunwear of California                            1,500       44,344
+ PageMart Wireless, Inc. (Class A)                        2,900       22,837
+ Paging Network, Inc.                                     9,200       98,900
+ Palm Harbor Homes, Inc.                                  1,325       37,431
+ Panavision Inc.                                          2,500       64,531
+ Papa John's International, Inc.                          2,100       73,237
+ Paragon Health Network, Inc.                             3,048       59,626
+ Paragon Trade Brands, Inc.                               2,100       27,037
+ Parexel International Corporation                        2,100       77,700
  Park Electrochemical Corporation                         2,100       59,587
+ Parker Drilling Company                                  6,800       82,875
+ PathoGenesis Corp.                                       1,600       59,400
  Patriot American Hospitality, Inc.                       2,399       69,121
+ Patterson Dental Co.                                     2,000       90,500
+ Patterson Energy, Inc.                                   1,200       46,425
+ Paxar Corporation                                        4,625       68,508
+ Pediatrix Medical Group Inc.                             1,800       76,950
  Penncorp Financial Group, Inc.                           2,600       92,787
  Peoples Heritage Financial Group, Inc.                   2,500      115,000
+ Perceptron, Inc.                                           900       19,462
+ Periphonics Corporation                                  1,900       16,625
+ Perrigo Co.                                              6,400       85,600
+ Personnel Group of America, Inc.                         1,500       49,500
+ Petco Animal Supplies, Inc.                              2,100       50,400
+ Pharmaceutical Product Development, Inc.                 2,100       32,287
+ PharMerica, Inc.                                         2,000       20,750
+ Philip Services Corp.                                    4,004       57,557
  Phillips-Van Heusen Corp.                                4,200       59,850
  Phoenix Duff & Phelps Corp.                              6,300       50,400
  Phoenix Technologies Ltd.                                2,200       26,675
  Photronics, Inc.                                         1,800       43,650
+ Physician Sales & Service                                3,600       77,400
+ Physicians Resource Group, Inc.                          3,400       14,875
+ Physio-Control International Corp.                       2,100       33,337
+ Picturetel Corp.                                         4,500       29,250
  Piedmont Natural Gas Company, Inc.                       3,500      125,781
  Pier 1 Imports, Inc.                                     7,700      174,212
  Pioneer Group, Inc.                                      2,300       64,687
  Pioneer Natural Resources Company                          742       21,472
  Pioneer Standard Electronics                             3,900       59,475
  Piper Jaffray Companies, Inc.                            2,300       83,806
  Pittston Minerals Group                                  3,100       81,375
+ Plantronics, Inc.                                        1,600       64,000
+ Platinum Technology, Inc.                                6,100      172,325
+ Playboy Enterprises, Inc. (Class B)                      2,600       40,787
+ Playtex Products, Inc.                                   3,300       33,825
+ Plexus Corporation                                       2,200       32,725
  Polaris Industries, Inc.                                 2,600       79,462
+ Policy Management Systems Corporation                    1,600      111,300
+ Polymer Group, Inc.                                      3,700       35,150
+ Pool Energy Services Co.                                 2,400       53,400
  Post Properties, Inc.                                      615       24,984
+ Powertel, Inc.                                           1,300       21,775
+ Premier Parks Inc.                                       1,200       48,600
+ Premiere Technologies, Inc.                              2,100       58,012
+ Premisys Communications, Inc.                            2,400       62,700
+ Prepaid Legal Services, Inc.                             2,400       82,050
  Presidential Life Corporation                            1,800       36,450
  Price Enterprises, Inc.                                  8,000      146,000
+ PriceSmart, Inc.                                           275        4,709
+ Pride Petroleum Services, Inc.                           4,400      111,100
+ Primark Corp.                                            4,000      162,750
+ Prime Hospitality Corp.                                  4,700       95,762
+ Proffitt Systems, Inc.                                   5,400      153,562
+ Progress Software Corporation                            2,200       47,575
+ Protein Design Labs, Inc.                                1,900       76,000
  Provident Bankshares Corp.                               1,130       72,179
+ Proxim, Inc.                                             1,200       13,575
  Public Service Company of New Mexico                     5,400      127,912
  Pulitzer Publishing Company                              1,300       81,656
  Pulte Corp.                                                700       29,269
  Quaker State Corporation                                 4,000       57,000
+ Quality Food Centers, Inc.                               1,500      100,500
  Quanex Corporation                                       2,000       56,250
  Queens County Bancorp, Inc.                              1,500       60,750
+ Quest Diagnostics Incorporated                           3,100       52,312
  Quick & Reilly Group, Inc.                               1,800       77,400

+ Quick Response Services, Inc.                            1,000       37,000
+ RCN Corporation                                          1,200       41,100
+ REMEC, Inc.                                              1,400       31,500
  RFS Hotel Investors, Inc.                                2,200       43,862
+ RMI Titanium Co.                                         1,500       30,000
+ RadiSys Corporation                                        800       29,800
+ Rainforest Cafe, Inc.                                    1,500       49,500
+ Ralcorp Holdings Inc.                                    3,500       59,281
+ Rambus Inc.                                              1,300       59,475
+ Rational Software Corporation                            7,500       85,312
  Raymond James Financial, Inc.                            3,400      134,937
+ Read-Rite Corp.                                          4,700       74,025
  Realty Income, Corp.                                     2,300       58,506
+ Reckson Associates Realty Corp.                          2,000       50,750
+ Red Roof Inns, Inc.                                      4,000       61,250
  Redwood Trust, Inc.                                      1,000       20,375
  Regal-Beloit Corp.                                       2,500       73,906
  Regency Realty Corp.                                     1,300       35,994
+ Regeneron Pharmaceuticals, Inc.                          2,100       17,981
  Regis Corporation                                        1,900       47,737
+ Registry Resources, Inc.                                   900       41,287
  Reinsurance Group of America                             2,800      119,175
  Reliance Steel & Aluminum Co.                            1,450       43,137
  ReliaStar Financial Corporation                          1,326       54,615
+ Remedy Corp.                                             2,100       44,100
+ Renal Care Group, Inc.                                   3,200      102,400
+ Renal Treatment Centers, Inc.                            3,200      115,600
+ Renters Choice, Inc.                                     1,800       36,900
+ Respironics, Inc.                                        2,500       55,937
+ Rexall Sundown, Inc.                                     3,000       90,562
  Richfood Holdings Inc. (Class A)                         5,000      141,250
  Riggs National Corporation                               7,000      188,125
+ Rio Hotel & Casino, Inc.                                 2,200       46,200
+ Risk Capital Holdings, Inc.                              2,300       51,175
+ Robert Mondavi (Class A)                                   900       43,875
+ Roberts Pharmaceutical Corporation                       4,300       41,119
+ Robotic Visions Systems, Inc.                            2,100       24,150
  Rochester Gas and Electric Corporation                   3,900      132,600
  Rock-Tenn Co. (Class A)                                  3,700       75,850
  Rollins, Inc.                                            2,700       54,844
  Rollins Truck Leasing Corp.                              5,400       96,525
+ Romac International, Inc.                                2,000       48,875
  Roper Industries Inc.                                    3,300       93,225
  Roslyn Bancorp, Inc.                                     4,500      104,625
+ Ruby Tuesday, Inc.                                       2,600       66,950
+ Rural/Metro Corp.                                        2,000       66,750
+ Ryan's Family Steak House, Inc.                          8,100       69,356
  Ryland Group, Inc. (The)                                 3,700       87,412
+ S3 Inc.                                                  6,100       30,500
  S&T Bancorp Inc.                                         1,700       73,525
  SCPIE Holdings Inc.                                      1,600       46,300
+ SEACOR SMIT, Inc.                                        1,500       90,375
  SEI Corporation                                          1,900       79,800
  SEMCO Energy, Inc.                                       3,055       55,372
+ SFX Broadcasting, Inc. (Class A)                         1,100       88,275
+ SMART Modular Technologies, Inc.                         3,400       78,200
+ SPS Technologies, Inc.                                   1,700       74,162
  SPX Corp.                                                1,700      117,300
+ Sabratek Corporation                                     1,000       28,750
+ Sabre Group Holdings Inc.                                2,700       77,962
+ Safeguard Scientifics, Inc.                              2,700       84,712
+ Safeskin Corp.                                           1,800      102,150
  Safety-Kleen Corp.                                       5,200      142,675
+ Samsonite Corp.                                          1,800       56,925
+ SanDisk Corporation                                      2,600       52,812
+ SangStat Medical Corp.                                   1,600       64,800
+ Sanmina Corp.                                            1,700      115,175
  Saul Centers, Inc.                                       7,500      136,406
+ Sawtek Inc.                                                800       21,100
+ Scholastic Corp.                                         1,200       45,000
  Schulman (A.), Inc.                                      3,900       97,987
  Schweitzer-Mauduit International, Inc.                   2,700      100,575
+ Scientific Games Holdings Corp.                          1,100       22,275
+ Scios Inc.                                               4,400       44,000
+ Scopus Technology, Inc.                                  2,100       25,200
  Scotsman Industries, Inc.                                2,300       56,206
+ Scotts Co. (The)                                         3,300       99,825
+ Seitel, Inc.                                             2,600       44,525
  Selective Insurance Group, Inc.                          3,400       91,800
+ Sepracor, Inc.                                           2,800      112,175
+ Sequa Corporation (Class A)                                700       45,544
+ Sequent Computer Systems, Inc.                           3,900       78,000
+ Sequus Pharmaceuticals, Inc.                             5,500       40,906
+ Serologicals Corporation                                 1,800       46,800
+ Service Merchandise Company, Inc.                        8,200       17,425
+ Shiva Corporation                                        2,600       22,262
+ Shoney's, Inc.                                           4,500       14,344
+ ShopKo Stores, Inc.                                      2,200       47,850
+ Showbiz Pizza Time, Inc.                                 2,900       66,700
  Showboat, Inc.                                           2,500       73,437
+ Siebel Systems, Inc.                                     2,100       87,806
+ Sierra Health Services, Inc.                             2,200       73,975
  Sierra Pacific Resources                                 3,900      146,250
  Sigcorp, Inc.                                            3,200       94,000

             Merrill Lynch Small Cap Index Fund, December 31, 1997

  Merrill Lynch Small Cap Index Series (continued)
------------------------------------------------------------------------------
                                                          Shares       Value
  Issue                                                     Held     (Note 1a)
==============================================================================
  COMMON STOCKS
  (continued)

  Silgan Holdings, Inc.                                    2,000     $ 65,000
+ Silicon Valley Bancshares                                1,000       56,250
+ Silicon Valley Group, Inc.                               2,900       65,612
+ Siliconix Inc.                                           1,300       55,900
+ Sinclair Broadcast Group, Inc. (Class A)                 1,000       46,625
+ Sitel Corporation                                        4,700       42,887
  Smith (A.O.) Corp.                                       1,800       76,050
  Smith (Charles E) Residential Realty, Inc.               1,900       67,450
+ Smithfield Foods, Inc.                                   2,700       89,100
  Smucker J.M. Company (The) (Class A)                     3,100       73,237
+ Snyder Communications, Inc.                              1,900       69,350
  Snyder Oil Corp.                                         5,900      107,675
+ Sola International, Inc.                                 2,900       94,250
+ Sonic Corp.                                              1,600       45,000
  Sothebys Holdings, Inc.                                  4,400       81,400
+ Source Services Corporation                              2,400       51,900
  Southdown, Inc.                                          2,000      118,000
  Southwestern Energy Company                              5,600       72,100
  Sovereign Bancorp, Inc.                                 10,100      209,575
+ Spacelabs Medical, Inc.                                  2,400       45,600
+ Spectrian Corporation                                    1,000       19,250
+ SpeedFam International, Inc.                             1,600       42,400
+ Spine-Tech, Inc.                                         1,000       51,437
+ Splash Technology Holdings, Inc.                         1,400       31,500
+ Sports Authority, Inc. (The)                             3,900       57,525
  Springs Industries, Inc. (Class A)                       1,400       72,800
  St. John Knits, Inc.                                     2,400       96,000
  St. Mary Land & Exploration Company                      1,900       66,500
  St. Paul Bancorp Inc.                                    3,200       84,000
+ StaffMark, Inc.                                          1,700       53,762
+ Stage Stores, Inc.                                       2,400       89,700
  Standard Pacific Corp.                                   2,000       31,500
  Standard Products Company (The)                          2,200       56,375
+ Stanford Telecommunications, Inc.                        1,100       18,631
  Stanhome, Inc.                                           2,000       51,375
+ Steel Dynamics, Inc.                                     2,800       44,800
  Stewart & Stevenson Services, Inc.                       3,100       79,050
+ Stillwater Mining Co.                                    2,200       36,850
  Stone & Webster, Inc.                                      800       37,500
  Storage Realty Trust Inc.                                4,000      105,250
  Storage USA, Inc.                                        2,600      103,837
+ Stratus Computer, Inc.                                   2,700      102,094
  Stride Rite Corp. (The)                                  5,900       70,800
+ Structural Dynamics Research Corp.                       3,300       74,250
  Sturm, Ruger & Company, Inc.                             2,800       51,625
+ Suiza Foods Corp.                                        1,400       83,387
  Summit Bancorp.                                          1,476       78,597
  Summit Properties, Inc.                                  1,600       33,800
+ Summit Technology, Inc.                                  5,400       24,469
+ Sun Healthcare Group, Inc.                               4,300       83,312
+ Sunburst Hospitality Corp.                               1,600       15,800
+ Sunglass Hut International, Inc.                         4,200       26,512
+ Sunrise Assisted Living, Inc.                              800       34,500
+ Sunrise Medical, Inc.                                    2,000       30,875
  Superior Industries International, Inc.                  2,600       69,712
+ Superior Services, Inc.                                  2,300       66,412
  Susquenhanna Bancshares, Inc.                            2,600       99,450
+ Swift Energy Company                                     1,870       39,387
+ Swift Transportation Co., Inc.                           1,900       61,512
+ Sykes Enterprises, Inc.                                  1,200       23,400
+ Sylvan Learning Systems, Inc.                            1,900       74,100
+ Symantec Corp.                                           6,100      133,819
+ Synetic, Inc.                                            1,900       69,350
+ Synopsys, Inc.                                           1,369       48,942
+ System Software Associates, Inc.                         4,300       37,625
+ Systems & Computer Technology Corp.                      1,700       84,362
+ TBC Corporation                                          4,500       43,031
  TCA Cable TV, Inc.                                       1,400       64,400
+ TCI Satellite Entertainment, Inc. (Class A)              4,800       33,000
  TETRA Tech, Inc.                                         2,750       55,000
  TETRA Technologies, Inc.                                 2,000       42,125
  TJ International, Inc.                                   2,900       70,687
  TNP Enterprises, Inc.                                    3,000       99,750
  TR Financial Corporation                                 2,100       69,825
  Talbots, Inc.                                            1,300       23,562
  Technitrol, Inc.                                         1,700       51,000
+ Technology Solutions Co.                                 1,950       51,431
  Tejas Gas Corp.                                          1,800      110,250
+ Tekelec                                                    800       24,400
  Tel-Save Holdings                                        4,400       87,450
  Telxon Corporation                                       2,300       54,912
  Tennant Co.                                              1,700       61,837
  Terra Industries, Inc.                                   4,000       52,250
  Tesoro Petroleum Corporation                             3,800       58,900
  Texaco Inc.                                              2,846      154,751
  Texas Industries, Inc.                                   2,200       99,000
  Texas Regional Bancshares, Inc. (Class A)                1,550       47,275
+ Theragenics Corporation                                  1,100       39,600
  TheraTech, Inc.                                          5,200       41,600
+ Thermo Cardiosystems Inc.                                1,800       48,150
+ ThermoLase Corporation                                   1,500       15,750
  Thomas Industries, Inc.                                  3,600       71,100
  Thornburg Mortgage Asset Corp.                           1,400       23,100
+ Timberland Company (Class A)                               600       34,837

+ Titan Exploration, Inc.                                  3,100       29,450
+ Titanium Metals Corporation                              1,800       51,975
+ Toll Brothers, Inc.                                      3,300       88,275
+ Tom Brown, Inc.                                          3,000       57,750
  Toro Company (The)                                       1,900       80,987
+ Total Renal Care Holdings, Inc.                          4,000      110,000
+ Tower Automotive, Inc.                                   1,600       67,300
+ Toy Biz, Inc.                                            1,500       11,625
+ Tracor, Inc.                                             2,000       60,750
  Trans Financial, Inc.                                    2,100       81,637
+ Trans World Airlines, Inc.                               5,200       52,650
+ Transition Systems, Inc.                                 2,200       48,675
+ Transkaryotic Therapies, Inc.                            2,000       70,250
+ TransMontaigne Oil Company                               2,900       43,500
  Trenwick Group, Inc.                                     1,450       54,556
+ Triad Guaranty, Inc.                                     1,600       46,400
+ Triangle Pacific                                         2,500       84,687
+ Triangle Pharmaceuticals, Inc.                           1,100       16,087
+ Triarc Companies, Inc. (Class A)                         3,300       89,925
+ Trico Marine Services, Inc.                              1,700       49,937
+ Trigon Healthcare, Inc.                                  4,400      114,950
+ Trimble Navigation Ltd.                                  2,800       61,075
  Trinet Corporate Realty Trust, Inc.                      1,100       42,556
+ TriQuint Semiconductor, Inc.                               900       18,225
+ Triumph Group, Inc.                                      1,500       49,875
  True North Communications, Inc.                          3,100       76,725
+ Trump Hotels & Casino Resorts, Inc.                      2,700       18,056
  Trust Company of New Jersey (The)                        2,900       72,500
  TrustCo Bank Corp. N.Y.                                  3,680      100,280
  Trustmark Corporation                                    3,100      143,375
+ Tuboscope Vetco International Corp.                      5,700      137,156
+ Tucson Electric Power Co.                                3,600       65,250
+ Twinlab Corporation                                      2,100       51,975
  UGI Corp. (New Shares)                                   3,400       99,662
  UMB Financial Corp.                                      1,365       74,392
  USBancorp, Inc.                                            800       58,400
+ USCS International, Inc.                                 2,200       37,400
  US Freightways Corp.                                     3,000       97,500
  UST Corporation                                          2,600       72,150
+ U.S. Bioscience Inc.                                     2,600       23,562
+ U.S. Home Corporation                                    1,600       62,800
+ U.S. Office Products Co.                                10,650      209,006
  U.S. Trust Corporation                                   3,700      231,712
+ Ultratech Stepper, Inc.                                  1,900       37,762
  Unifirst Corp.                                           2,700       75,769
  Union Planters Corporation                                 723       49,119
+ Uniphase Corp.                                           3,400      140,675
+ United Auto Group, Inc.                                  2,800       50,750
  United Bankshares, Inc.                                  1,700       81,175
  United Companies Financial Corporation                   2,200       34,100
  United Illuminating Company (The)                        2,600      119,437
+ United International Holdings Inc. (Class A)             3,700       42,550
  United States Satellite Broadcasting
    Company, Inc.                                          3,600       28,575
+ United Stationers, Inc.                                  1,000       48,125
+ United Video Satellite Group, Inc. (Class A)             1,300       37,375
+ Unitrode Corporation                                     3,000       64,500
  Universal Foods Corporation                              2,600      109,850
  Universal Outdoor, Inc.                                  1,800       93,600
  Urban Shopping Centers, Inc.                             1,100       38,362
+ VWR Scientific Products Corporation                      1,700       48,025
+ Vail Resorts, Inc.                                       3,100       80,406
+ Valence Technology, Inc.                                 5,000       25,312
  Valmont Industries, Inc.                                 3,800       74,100
+ Vanguard Cellular Systems, Inc. (Class A)                2,600       33,150
+ Vanstar Corporation                                      5,400       61,087
+ Vantive Corporation                                      1,700       42,925
+ Varco International, Inc.                                3,400       72,887
  Veeco Instruments Inc.                                     800       17,600
+ Veritas DGC Inc.                                         2,200       86,900
+ Veritas Software Corp.                                   2,250      114,750
+ Veritex Pharmaceuticals, Inc.                            3,200      105,600
  Vesta Insurance Group, Inc.                              1,400       83,125
+ Veterinary Centers of America, Inc.                      2,100       28,219
+ Viasoft, Inc.                                            1,900       80,275
+ Vical, Inc.                                              1,800       21,600
+ Vicor Corporation                                        3,900      105,787
+ Videoserver, Inc.                                        1,600       25,400
  Vintage Petroleum, Inc.                                  3,400       64,600
+ Visio Corp.                                              2,500       95,937
+ Vitalink Pharmacy Services, Inc.                         1,500       36,187
+ Vivus, Inc.                                              3,200       34,000
+ Volt Information Sciences, Inc.                            900       48,487
  WD-40 Company                                            2,500       72,500
+ WMS Industries, Inc.                                     2,400       50,700
  WPL Holdings, Inc.                                       3,300      109,312
  WPS Resources Corporation                                2,800       94,675
  Wabash National Corporation                              3,000       85,312
  Wachovia Corporation                                       875       70,984
  Wackenhut Corporation (Class A)                          1,300       30,144
+ Wackenhut Corrections Corporation                        1,200       32,250
  Walden Residential Properties, Inc.                      6,700      170,850
+ Wall Data Inc.                                           2,300       31,337
+ Walter Industries, Inc.                                  2,900       59,812

             Merrill Lynch Small Cap Index Fund, December 31, 1997

  Merrill Lynch Small Cap Index Series (continued)
------------------------------------------------------------------------------
                                                          Shares       Value
  Issue                                                     Held     (Note 1a)
==============================================================================
  COMMON STOCKS
  (continued)

+ Wang Laboratories, Inc.                                  3,800     $ 84,075
  Warnaco Group, Inc. (The) (Class A)                      1,069       33,546
  Washington Gas Light Company                             4,500      139,219
  Washington Real Estate Investment Trust                  2,700       45,225
  Washington Water Power Company (The)                     5,600      136,150
+ Waters Corp.                                             2,800      105,350
  Watsco, Inc.                                             1,800       44,437
  Watts Industries Inc. (Class A)                          2,400       67,950
  Wausau-Mosinee Paper Corporation                         3,200       64,400
  Webb (Del E.) Corporation                                1,600       41,600
  Webster Financial Corporation                            1,400       93,100
  Weeks Corp.                                              2,300       73,600
  Wellman, Inc.                                            2,800       54,600
  Werner Enterprises, Inc.                                 3,200       65,600
  Wesbanco, Inc.                                           2,200       66,000
  West America Bancorp.                                    1,400      143,150
+ West Marine, Inc.                                        1,200       26,850
+ Westell Technologies, Inc. (Class A)                     1,500       19,125
  Western Investment Real Estate Trust                     7,200       99,000
+ Western Wireless Corporation                             8,700      151,162
  Westinghouse Air Brake Company                           2,100       53,812
+ Westwood One, Inc.                                       2,900      107,662
+ Wet Seal, Inc. (The) (Class A)                           1,200       35,400
  Whitney Holding Corp.                                    2,200      125,400
+ Whittman-Hart, Inc.                                        800       27,400
+ Whole Foods Market, Inc.                                 2,600      132,925
  Wicor, Inc.                                              2,100       97,519
  Wiley (John) & Sons, Inc. (Class A)                      1,700       92,225
+ Williams-Sonoma, Inc.                                    2,200       92,125
+ Wilmar Industries Inc.                                   1,300       31,037
+ Wind River Systems, Inc.                                 2,200       87,312
  Windmere-Durable Holdings Inc.                           2,800       63,175
+ Winstar Communications, Inc.                             2,800       69,825
+ Wolverine Tube, Inc.                                     2,200       68,200
+ Wonderware Corporation                                   1,600       22,600
+ World Access, Inc.                                       1,900       45,362
+ World Color Press, Inc.                                  4,500      119,531
+ Wyman-Gordon Company                                     2,100       41,212
  Wynn's International, Inc.                               2,600       82,875
  X-Rite, Inc.                                             3,000       54,750
+ Xircom, Inc.                                             4,200       42,262
  Xtra Corporation                                         1,700       99,662
+ Xylan Corp.                                              3,200       48,400
+ Yahoo! Inc.                                              1,650      114,262
+ Yellow Corporation                                       2,900       72,681
+ Young Broadcasting Inc. (Class A)                        1,100       42,625
+ Zale Corporation                                         3,500       80,500
+ Zebra Technologies Corporation (Class A)                 2,200       65,450
+ Zenith Electronics Corporation                           2,700       14,681
  Zenith National Insurance Corp.                          1,600       41,200
  Zila, Inc.                                               3,000       17,812
+ Zilog, Inc.                                              2,200       41,937
+ Zitel Corporation                                        1,700       16,150
+ Zoltek Companies, Inc.                                   1,100       30,662
  Zurn Industries, Inc.                                    1,900       59,731
  Zygo Corp.                                               1,200       22,500
  ---------------------------------------------------------------------------
  Total Common Stocks (Cost--$75,752,189) -- 87.0%                 83,317,890
================================================================================
  SHORT-TERM       Face
  OBLIGATIONS     Amount                                Issue
================================================================================
  COMMERCIAL    $4,500,000  CIT Group Holdings, Inc. (The),
  PAPER**                     6.75% due 1/02/1998                   4,499,156
                 2,386,000  General Electric Capital Corp.,
                              6.75% due 1/02/1998                   2,385,553
                 4,500,000  General Motors Acceptance Corp.,
                              6.75% due 1/02/1998                   4,499,156
================================================================================
                Total Short-Term Obligations (Cost--$11,383,865)
                  -- 11.9%                                         11,383,865
================================================================================
                Total Investments (Cost--$87,136,054)
                  -- 98.9%                                         94,701,755
                Variation Margin on Financial Futures Contracts++
                  -- 0.1%                                              70,200
                Other Assets Less Liabilities -- 1.0%                 973,154
                Net Assets -- 100.0%                              $95,745,109
================================================================================

*    American Depositary Receipts (ADR).
** Commercial Paper is traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Series.
(a) Warrants entitle the Series to purchase a predetermined number of shares of common stock. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(b)  The rights may be exercised until 3/31/1999.
+    Non-income producing security.
++ Financial futures contracts purchased as of December 31, 1997 were as follows:

     -----------------------------------------------------------------
     Number of                       Expiration             Value
     Contracts       Issue              Date           (Notes 1a & 1b)
     -----------------------------------------------------------------
        54         Russell 2000      March 1998          $11,916,450
     -----------------------------------------------------------------
     (Total Contract Price -- $11,717,292)               $11,916,450
                                                         ===========
     -----------------------------------------------------------------

     See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
SMALL CAP
INDEX SERIES          As of December 31, 1997
==================================================================================================================
Assets:               Investments, at value (identified cost--$87,136,054) (Note 1a)..                $ 94,701,755
                      Cash on deposit for financial futures contracts (Note 1b).......                     351,000
                      Receivables:
                        Contributions................................................. $  1,141,603
                        Securities sold...............................................      107,647
                        Dividends.....................................................       88,795
                        Variation margin (Note 1b)....................................       70,200
                        Investment adviser (Note 2)...................................       16,544      1,424,789
                                                                                       ------------
                      Deferred organization expenses (Note 1e)........................                       5,540
                                                                                                      ------------
                      Total assets....................................................                  96,483,084
                                                                                                      ------------
==================================================================================================================
Liabilities:          Payables:
                        Withdrawals...................................................      387,959
                        Securities purchased..........................................      288,292        676,251
                                                                                       ------------
                      Accrued expenses and other liabilities..........................                      61,724
                                                                                                      ------------
                      Total liabilities ..............................................                     737,975
                                                                                                      ------------
==================================================================================================================
Net Assets:           Net assets......................................................                $ 95,745,109
                                                                                                      ============
==================================================================================================================
Net Assets            Partners' capital...............................................                $ 87,980,250
Consist of:           Unrealized appreciation on investments--net.....................                   7,764,859
                                                                                                      ------------
                      Net assets......................................................                $ 95,745,109
                                                                                                      ============
==================================================================================================================

                      See Notes to Financial Statements.

             Merrill Lynch Small Cap Index Fund, December 31, 1997

STATEMENT OF OPERATIONS

MERRILL LYNCH
SMALL CAP
INDEX SERIES          For the Period April 9, 1997+ to December 31, 1997
==================================================================================================================
Investment Income     Dividends.......................................................                $    571,104
(Note 1d):            Interest and discount earned....................................                     321,624
                                                                                                      ------------
                      Total income....................................................                     892,728
                                                                                                      ------------
==================================================================================================================
Expenses:             Custodian fees.................................................. $     45,748
                      Investment advisory fees (Note 2)...............................       36,425
                      Accounting services (Note 2)....................................       31,090
                      Pricing fees....................................................        9,445
                      Professional fees...............................................        5,081
                      Trustees' fees and expenses.....................................        2,203
                      Amortization of organization expenses (Note 1e).................          968
                                                                                       ------------
                      Total expenses before reimbursement.............................      130,960
                                                                                       ------------
                      Reimbursement of expenses (Note 2)..............................      (47,367)
                                                                                       ------------
                      Total expenses after reimbursement..............................                      83,593
                                                                                                      ------------
                      Investment income--net..........................................                     809,135
                                                                                                      ------------
==================================================================================================================
Realized &            Realized gain from investments--net.............................                   1,553,214
Unrealized Gain       Unrealized appreciation on investments--net.....................                   7,764,859
On Investments--Net                                                                                   ------------
(Notes 1b, 1d & 3):   Net Increase in Net Assets Resulting from Operations............                $ 10,127,208
                                                                                                      ============
==================================================================================================================

                      + Commencement of operations.

                        See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                      For the Period
SMALL CAP                                                                                        April 9, 1997+ to
INDEX SERIES          Increase (Decrease) in Net Assets:                                         December 31, 1997
==================================================================================================================
Operations:           Investment income--net..........................................                $    809,135
                      Realized gain on investments--net...............................                   1,553,214
                      Unrealized appreciation on investments--net.....................                   7,764,859
                                                                                                      ------------
                      Net increase in net assets resulting from operations............                  10,127,208
                                                                                                      ------------
==================================================================================================================
Net Capital           Increase in net assets derived from net capital contributions...                  85,617,901
Contributions:                                                                                        ------------
==================================================================================================================
Net Assets:           Total increase in net assets....................................                  95,745,109
                      Beginning of period.............................................                          --
                                                                                                      ------------

                      End of period*..................................................                $ 95,745,109
                                                                                                      ============
==================================================================================================================
                     *Undistributed investment income--net............................                $    809,135
                                                                                                      ============
==================================================================================================================

                     +Commencement of operations.

                      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

MERRILL LYNCH                                                                                      For the Period
SMALL CAP             The following ratios have been derived from                                April 9, 1997+ to
INDEX SERIES          information provided in the financial statements.                          December 31, 1997
==================================================================================================================
Ratios to Average     Expenses, net of reimbursement..................................                         .18%*
                                                                                                         =========
Net Assets:           Expenses........................................................                         .29%*
                                                                                                         =========
                      Investment income--net..........................................                        1.78%*
                                                                                                         =========
==================================================================================================================
Supplemental          Net assets, end of period (in thousands)........................                   $  95,745
Data:                                                                                                    =========
                      Portfolio turnover..............................................                       16.45%
                                                                                                         =========
                      Average commission rate paid....................................                   $   .0237
                                                                                                         =========
==================================================================================================================

                     *Annualized.
                     +Commencement of operations.
                      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
SMALL CAP
INDEX SERIES

1. Significant Accounting Policies:

Merrill Lynch Small Cap Index Series (the "Series") is part of Merrill Lynch Index Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities which are traded both on the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options, or in the case of options traded in the over-the-counter market, the last bid price. Other investments, including futures contracts and related options, are stated at market value. Short-term securities

             Merrill Lynch Small Cap Index Fund, December 31, 1997

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH
SMALL CAP
INDEX SERIES

are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell stock index futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a five-year period.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Series has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

MLAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of 0.08% of the average daily value of the Series' net assets. For the period April 9, 1997 to December 31, 1997, MLAM earned fees of $36,425, all of which were voluntarily waived. MLAM also reimbursed the Series for additional expenses of $10,942.

Accounting services are provided to the Series by MLAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of MLAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period April 9, 1997 to December 31, 1997 were $83,077,981 and $8,333,748, respectively. Net realized and unrealized gains (losses) as of December 31, 1997 were as follows:

                                                   Realized          Unrealized
                                                 Gains (Losses)         Gains
--------------------------------------------------------------------------------
Long-term investments..................           $   1,005,756     $  7,565,701
Options purchased......................              (6,669,500)              --
Options written........................               6,684,215               --
Financial futures contracts............                 532,743          199,158
                                                  -------------     ------------
Total..................................           $   1,553,214     $  7,764,859
                                                  =============     ============
--------------------------------------------------------------------------------

As of December 31, 1997, net unrealized appreciation for Federal income tax purposes aggregated $7,561,637, of which $12,291,868 related to appreciated securities and $4,730,231 related to depreciated securities. At December 31, 1997, the aggregate cost of investments for Federal income tax purposes was $87,140,118.

Transactions in options written for the period ended December 31, 1997 were as follows:

--------------------------------------------------------------------------------
                                                Nominal Value
Call Options                                    Covered by Call       Premiums
Written                                         Options Written       Received
--------------------------------------------------------------------------------
Outstanding call options written,
beginning of period....................                     --               --
Options written........................                100,000     $  4,949,585
Options closed.........................               (100,000)      (4,949,585)
                                                 -------------     ------------
Outstanding call options written,
end of period..........................                     --     $         --
                                                 =============     ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                Nominal Value
Put Options                                     Covered by Call       Premiums
Written                                         Options Written       Received
--------------------------------------------------------------------------------
Outstanding put options written,
beginning of period....................                     --               --
Options written........................                100,000     $  3,599,630
Options expired........................               (100,000)      (3,599,630)
                                                 -------------     ------------
Outstanding put options written,
end of period..........................                     --     $         --
                                                 =============     ============
--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders of

Merrill Lynch Index Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Aggregate Bond Index Fund (one of the series constituting Merrill Lynch Index Funds, Inc.) as of December 31, 1997, the related statements of operations and changes in net assets, and the financial highlights for the period April 3, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Aggregate Bond Index Fund of the Merrill Lynch Index Funds, Inc. as of December 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period April 3, 1997 to December 31, 1997 in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Princeton, New Jersey

February 10, 1998

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND     As of December 31, 1997
====================================================================================================================================
Assets:        Investment in Merrill Lynch Aggregate Bond Index Series, at value
                  (identified cost--$300,221,269) (Note 1a)  .......................................                  $ 307,561,388
               Receivable from administrator (Note 2) ..............................................                         42,805
               Deferred organization expenses (Note 1d) ............................................                         11,972
               Prepaid registration fees (Note 1d) .................................................                         31,564
                                                                                                                      -------------
               Total assets ........................................................................                    307,647,729
                                                                                                                      -------------
====================================================================================================================================
Liabilities:   Payables:
                  Dividends and distributions to shareholders (Note 1e) ............................  $     225,266
                  Distributor (Note 2) .............................................................         12,276         237,542
                                                                                                      -------------

               Accrued expenses and other liabilities ..............................................                        136,258
                                                                                                                      -------------
               Total liabilities ...................................................................                        373,800
                                                                                                                      -------------
====================================================================================================================================
Net Assets:    Net assets ..........................................................................                  $ 307,273,929
                                                                                                                      =============
====================================================================================================================================
Net Assets     Class A Shares of Common Stock, $0.0001 par value, 125,000,000 shares authorized ....                  $       2,411
Consist of:    Class D Shares of Common Stock, $0.0001 par value, 125,000,000 shares authorized ....                            539
               Paid-in capital in excess of par ....................................................                    300,000,385
               Accumulated distributions in excess of realized capital gains on investments from
                  the Series--net (Note 1e)  .......................................................                        (69,525)
               Unrealized appreciation on investments from the Series--net .........................                      7,340,119
                                                                                                                      -------------
               Net assets ..........................................................................                  $ 307,273,929
                                                                                                                      =============
====================================================================================================================================
Net Asset      Class A--Based on net assets of $251,140,395 and 24,112,166 shares outstanding ......                  $       10.42
Value:                                                                                                                =============
               Class D--Based on net assets of $56,133,534 and 5,387,967 shares outstanding ........                  $       10.42
                                                                                                                      =============
====================================================================================================================================

               See Notes to Financial Statements.

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 1997

STATEMENT OF OPERATIONS

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND                   For the Period April 3, 1997+ to December 31, 1997
===================================================================================================================================
Investment Income            Investment income allocated from the Series.......................                       $  9,584,726
(Note 1b):                   Expenses allocated from the Series................................                           (223,625)
                                                                                                                      ------------
                             Net investment income from the Series.............................                          9,361,101
                                                                                                                      ------------
===================================================================================================================================
Expenses:                    Administration fee (Note 2).......................................   $    204,163
                             Registration fees (Note 1d).......................................        163,504
                             Transfer agent fees (Note 2)......................................         72,915
                             Account maintenance fee--Class D (Note 2).........................         71,476
                             Printing and shareholder reports..................................         38,206
                             Professional fees.................................................         12,000
                             Amortization of organization expenses (Note 1d)...................         10,275
                             Accounting services (Note 2)......................................            900
                             Directors' fees and expenses......................................            750
                             Other ............................................................          1,264
                                                                                                  ------------
                             Total expenses before reimbursement...............................        575,453
                             Reimbursement of expenses (Note 2)................................       (217,236)
                                                                                                  ------------
                             Total expenses after reimbursement................................                            358,217
                                                                                                                      ------------
                             Investment income--net............................................                          9,002,884
                                                                                                                      ------------
===================================================================================================================================
Realized &
Unrealized                   Realized gain on investments from the Series-- net................                            870,653
Gain from the                Unrealized appreciation on investments from the Series--net.......                          7,340,119
Series - Net:                                                                                                         ------------
                             Net Increase in Net Assets Resulting from Operations..............                       $ 17,213,656
                                                                                                                      ============
===================================================================================================================================

                             +  Commencement of operations.
                                See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                                       For the Period
AGGREGATE BOND                                                                                                    April 3, 1997+ to
INDEX FUND          Increase (Decrease) in Net Assets:                                                            December 31, 1997
====================================================================================================================================
Operations:         Investment income--net.......................................................................    $  9,002,884
                    Realized gain on investments from the Series--net............................................         870,653
                    Unrealized appreciation on investments from the Series--net..................................       7,340,119
                                                                                                                     ------------
                    Net increase in net assets resulting from operations.........................................      17,213,656
                                                                                                                     ------------
====================================================================================================================================
Dividends &         Investment income--net:
Distributions to       Class A...................................................................................      (7,292,400)
Shareholders           Class D...................................................................................      (1,710,484)
(Note 1e):          Realized gain on investments from the Series--net:
                       Class A...................................................................................        (709,638)

                       Class D...................................................................................        (161,015)
                    In excess of realized gain on investments from the Series -- net:
                       Class A...................................................................................         (56,667)
                       Class D...................................................................................         (12,858)
                                                                                                                     ------------
                    Net decrease in net assets resulting from dividends and distributions to shareholders........      (9,943,062)
                                                                                                                     ------------
====================================================================================================================================

Capital Share       Net increase in net assets derived from capital share transactions...........................     299,978,335
Transactions                                                                                                         ------------
(Note 4):
====================================================================================================================================
Net Assets:         Total increase in net assets.................................................................     307,248,929
                    Beginning of period..........................................................................          25,000
                                                                                                                     ------------
                    End of period................................................................................    $307,273,929
                                                                                                                     ============
====================================================================================================================================

                    +  Commencement of operations.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                     For the Period
                      The following per share data and ratios have been derived                    April 3, 1997+ to
MERRILL LYNCH         from information provided in the financial statements.                       December 31, 1997
AGGREGATE BOND                                                                              ------------------------------
INDEX FUND            Increase (Decrease) in Net Asset Value:                                 Class A            Class D
==========================================================================================================================
Per Share             Net asset value, beginning of period .............................    $     10.00        $     10.00
Operating                                                                                   -----------        -----------
Performance:          Investment income--net ...........................................            .48                .46
                      Realized and unrealized gain on investments from the Series--net .            .45                .45
                                                                                            -----------        -----------
                      Total from investment operations .................................            .93                .91
                                                                                            -----------        -----------
                      Less dividends and distributions:
                         Investment income-- net .......................................           (.48)              (.46)
                         Realized gain on investments from the Series-- net ............           (.03)              (.03)
                         In excess of realized gain on investments from the Series-- net             --++               --++
                                                                                            -----------        -----------
                      Total dividends and distributions ................................           (.51)              (.49)
                                                                                            -----------        -----------
                      Net asset value, end of period ...................................    $     10.42        $     10.42
                                                                                            ===========        ===========
==========================================================================================================================
Total Investment      Based on net asset value per share ...............................           9.49%++            9.29%++
Return:                                                                                     ===========        ===========
==========================================================================================================================
Ratios to Average     Expenses, net of reimbursement+++ ................................            .35%*              .60%*
Net Assets:                                                                                 ===========        ===========
                      Expenses+++ ......................................................            .52%*              .77%*
                                                                                            ===========        ===========
                      Investment income--net ...........................................           6.22%*             5.98%*
                                                                                            ===========        ===========
==========================================================================================================================
Supplemental          Net assets, end of period (in thousands) .........................    $   251,140        $    56,134
Data:                                                                                       ===========        ===========
==========================================================================================================================

                      *     Annualized.
                      +     Commencement of operations.
                      ++    Amount is less than $.01 per share.
                      +++   Includes the Fund's share of the Series' allocated
                            expenses.
                      ++    Aggregate total investment return.
                            See Notes to Financial Statements.

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 1997

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch Aggregate Bond Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch Aggregate Bond Index Series (the "Series") of the Merrill Lynch Index Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund offers two classes of shares, Class A Shares and Class D Shares. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements which is included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Series, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees and deferred organization expenses--Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization expenses are charged to expense on a straight-line basis over a five-year period.

(e) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for post-October losses.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance fees. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

The Fund has also entered into an Administrative Services Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of ML & Co., which is the limited partner. The Fund pays a monthly fee at an annual rate of 0.14% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the period April 3, 1997 to December 31, 1997, MLAM earned fees of $204,163, of which $139,532 was voluntarily waived. MLAM also reimbursed the Fund for additional expenses of $77,704.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, MLFD, MLFDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Series for the period April 3, 1997 to December 31, 1997 were $297,366,838 and $7,375,841, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $299,978,335 for the period April 3, 1997 to December 31, 1997.

Transactions in capital shares for each class were as follows:

---------------------------------------------------------------------------
Class A Shares for the Period April 3,                           Dollar
1997+ to December 31, 1997                     Shares            Amount
---------------------------------------------------------------------------
Shares sold .................                 25,730,300     $ 262,000,547
Shares issued to shareholders
in reinvestment of dividends
and distributions ...........                    719,579         7,438,280
                                             -----------     -------------
Total issued ................                 26,449,879       269,438,827
Shares redeemed .............                 (2,338,963)      (24,009,006)
                                             -----------     -------------
Net increase ................                 24,110,916     $ 245,429,821
                                             ===========     =============
---------------------------------------------------------------------------

+ Prior to April 3, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.

----------------------------------------------------------------------------
Class D Shares for the Period April 3,                           Dollar
1997+ to December 31, 1997                     Shares            Amount
----------------------------------------------------------------------------

Shares sold .................                 6,726,307        $ 68,244,160
Shares issued to shareholders
in reinvestment of dividends
and distributions ...........                   145,936           1,506,072
                                             ----------        ------------
Total issued ................                 6,872,243          69,750,232
Shares redeemed .............                (1,485,526)        (15,201,718)
                                             ----------        ------------
Net increase ................                 5,386,717        $ 54,548,514
                                             ==========        ============
----------------------------------------------------------------------------
+ Prior to April 3, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Investors of

Merrill Lynch Index Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Aggregate Bond Index Series (one of the series constituting Merrill Lynch Index Trust) as of December 31, 1997, the related statements of operations and changes in net assets, and the financial highlights for the period April 3, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Aggregate Bond Index Series of the Merrill Lynch Index Trust as of December 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period April 3, 1997 to December 31, 1997 in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Princeton, New Jersey

February 10, 1998

                   [This page intentionally left blank]

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 1997

SCHEDULE OF INVESTMENTS

Merrill Lynch Aggregate Bond Index Series
------------------------------------------------------------------------------------------------------------------------------------
                                                 Face      Interest            Maturity                                     Value
 Issue                                          Amount       Rate               Date(s)                  Cost              (Note 1a)
====================================================================================================================================

US Government
Obligations--48.83%
====================================================================================================================================
United States Treasury Bonds                $18,810,000      8.75 %            5/15/2017            $ 22,890,325        $ 24,661,603
                                              6,970,000      6.625             2/15/2027               6,771,640           7,566,771
                                              3,100,000      6.375             8/15/2027               3,043,422           3,269,539
                                              1,200,000      6.125            11/15/2027               1,210,875           1,233,192
====================================================================================================================================
United States Treasury Notes                  7,020,000      6.25              6/30/1998               7,036,305           7,046,325
                                              6,330,000      5.75             12/31/1998               6,327,625           6,338,925
                                             10,000,000      6.25              5/31/1999              10,034,994          10,079,700
                                              1,330,000      6.00              6/30/1999               1,336,792           1,336,650
                                              9,950,000      5.875             8/31/1999               9,940,594           9,981,044
                                             11,000,000      6.375             5/15/2000              11,065,830          11,165,000
                                             16,840,000      6.00              8/15/2000              16,838,939          16,961,080
                                              1,900,000      5.75             11/15/2000               1,901,586           1,903,553
                                             16,300,000      6.50              5/31/2002              16,362,893          16,776,286
                                              1,850,000      6.25              6/30/2002               1,852,833           1,886,704
                                              2,100,000      6.00              7/31/2002               2,091,984           2,121,987
                                              5,400,000      6.25              8/31/2002               5,413,547           5,510,538
                                              3,500,000      5.875             9/30/2002               3,488,125           3,519,145
                                              2,800,000      5.75             10/31/2002               2,796,719           2,802,632
                                              1,500,000      5.75             11/30/2002               1,499,734           1,501,170
                                              5,350,000      6.25              2/15/2007               5,158,501           5,520,505
                                              4,200,000      6.625             5/15/2007               4,250,664           4,445,448
                                              4,500,000      6.125             8/15/2007               4,481,047           4,624,470
====================================================================================================================================
Total Investments in US Government Obligations--48.83%                                               145,794,974         150,252,267
====================================================================================================================================
US Government Agency
Mortgage-Backed
Obligations*--29.24%
====================================================================================================================================
Federal Home Loan Mortgage                      311,995      6.50(1)           9/01/2002                 312,092             313,845
Corporation Participation                     1,280,494      6.50         2/01/2011--5/01/2012         1,267,294           1,286,039
 Certificates--Gold Program                   7,035,000      6.50               TBA(3)                 7,010,864           7,045,975
                                              1,585,908      7.00(2)     7/01/2004--11/01/2004         1,599,394           1,609,189
                                              7,384,978      7.00        5/01/2012--12/01/2027         7,379,925           7,470,397
                                                700,000      7.00               TBA(3)                   710,828             710,828
                                              6,129,326      7.50        8/01/2012--12/01/2027         6,226,190           6,279,892
                                                400,000      7.50               TBA(3)                   409,375             409,375
                                              6,357,719      8.00        5/01/2012--11/01/2027         6,538,407           6,587,340
                                                900,000      8.00               TBA(3)                   931,750             931,359
                                              3,898,196      9.50        2/01/2019--10/01/2024         4,190,349           4,212,840
====================================================================================================================================
Federal National Mortgage Association           226,121      5.50              6/01/2011                 211,000             219,125
Mortgage-Backed Securities                       99,409      6.00(2)          11/01/2004                  97,949              98,291
                                              3,266,253      6.00        1/01/2026--11/01/2027         3,007,549           3,148,757
                                                200,000      6.00               TBA(3)                   192,563             192,563
                                              1,880,817      6.50(2)     5/01/2004--10/01/2004         1,871,065           1,886,102
                                              2,029,841      6.50        3/01/2027--11/01/2027         1,966,620           2,004,467

                                                500,000      6.50               TBA(3)                   493,203             493,203
                                             10,991,268      7.00        4/01/2027--12/01/2027        10,887,234          11,070,186
                                                100,000      7.00               TBA(3)                   100,797             100,718
                                              9,419,811      7.50        8/01/2027--11/01/2027         9,513,456           9,629,832
                                                891,222      9.50        12/01/2017--1/01/2025           958,516             958,979
====================================================================================================================================
Government National Mortgage Association      1,859,649      6.00         3/15/2011--2/15/2012         1,805,336           1,841,629
Mortgage-Backed Securities                      870,975      6.50              4/15/2026                 821,439             861,987
                                                718,000      6.50               TBA(3)                   706,613             710,590
                                              2,610,892      7.00        11/15/2027--12/15/2027        2,625,081           2,632,093
                                                300,000      7.00               TBA(3)                   302,156             302,156
                                              4,143,384      7.50        3/15/2027--12/15/2027         4,186,484           4,244,359
                                                300,000      7.50               TBA(3)                   307,172             307,311
                                              5,957,759      8.00        1/01/2020--10/15/2027         6,088,872           6,175,574
                                              4,632,159      8.50        7/15/2025--10/15/2027         4,831,853           4,865,510
                                                775,423      9.00        4/15/2018--11/15/2019           832,805             842,654
                                                493,538      9.50              2/15/2027                 535,797             535,360
====================================================================================================================================
Total Investments in US Government Agency Mortgage-Backed Obligations--29.24%                         88,920,028          89,978,525

====================================================================================================================================
                   S&P    Moody's   Face
INDUSTRIES        Ratings Ratings  Amount             Corporate Bonds & Notes
=================================================================================================================================
Asset-Backed         AAA   Aaa  $1,000,000   Standard Credit Card Master Trust, 5.50%
Securities**--0.32%                             due 1/07/1999                                             990,000         993,430
=================================================================================================================================
Banking--2.60%       A-    A1    1,000,000   Chase Manhattan Corp., 9.75% due 11/01/2001                1,112,050       1,114,530
                     A     A1      500,000   Citicorp, 9.50% due 2/01/2002                                553,875         556,870
                     A     A1      500,000   Citicorp, 7.625% due 5/01/2005                               527,890         534,575
                     BBB+  A3    1,020,000   Fleet/Norstar Financial Group, Inc., 8.125%
                                                due 7/01/2004                                           1,066,374       1,108,648
                     A     A2      500,000   NationsBank Corp., 6.50% due 8/15/2003                       500,435         504,810
                     AA-   Aa3   1,835,000   Norwest Corporation, 5.75% due 2/01/2003                   1,730,864       1,796,465
                     A+    A1    1,050,000   Republic New York Corp., 7.53% due 12/04/2026              1,047,322       1,069,110
                     AA    Aa2     230,000   Swiss Bank Corp. N.Y., 7.50% due 7/15/2025                   225,195         249,424
                     BBB+  A1    1,000,000   Wells Fargo Capital, 8.125% due 12/01/2026 (a)               967,500       1,076,170
                                                                                                       ----------      ----------
                                                                                                        7,731,505       8,010,602
=================================================================================================================================
Financial Services-- BBB+  A2      200,000   Heller Financial, Inc., 7% due 5/15/2002                     197,878         203,024
1.53%                A+    A1      275,000   International Lease Finance Corp., 6.625%
                                                due 4/01/1999                                             274,461         276,493
                     A     Baa1  1,000,000   Lehman Brothers, Inc., 10% due 5/15/1999                   1,055,900       1,048,320
                     BBB+  Baa1  1,000,000   Paine Webber Group, Inc., 7.74% due 1/30/2012              1,063,050       1,097,720
                     A     A2    2,000,000   Salomon Smith Barney Holdings, Inc., 7.125%
                                                due 10/01/2006                                          1,996,200       2,071,740
                                                                                                       ----------      ----------
                                                                                                        4,587,489       4,697,297
=================================================================================================================================

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 1997

                  Merrill Lynch Aggregate Bond Index Series (continued)
                  ---------------------------------------------------------------------------------------------------------------
                   S&P    Moody's   Face                                                                                   Value
INDUSTRIES        Ratings Ratings  Amount             Corporate Bonds & Notes                             Cost           (Note la)
=================================================================================================================================
Financial Services-- AA-   Aa3   $ 500,000   Associates Corp. N.A., 7.46% due 3/28/2000                 $ 513,070       $ 515,405
Consumer--1.47%      AA-   Aa3     500,000   Associates Corp. N.A., 7.125% due 5/15/2000                  509,825         512,530
                     A+    Aa3     200,000   CIT Group Holdings, Inc., 5.875% due 10/15/2008              178,758         188,574
                     A+    A1    1,000,000   Commercial Credit Co., 6.125% due 3/01/2000                  985,890         998,390
                     A-    Baa1    500,000   Finova Capital Corp., 6.45% due 6/01/2000                    502,715         501,780
                     A     A2    1,250,000   Household Finance Corp., 7.75% due 6/01/1999               1,279,177       1,275,987
                     A+    Aa3     500,000   Travelers Capital II, 7.75% due 12/01/2036                   507,205         518,515
                                                                                                     ------------    ------------
                                                                                                        4,476,640       4,511,181
=================================================================================================================================
Foreign Government   BBB+  A3      600,000   People's Republic of China, 6.625% due 1/15/2003             589,332         590,880
Obligations--1.40%   AA    Aa2   1,000,000   Province of British Columbia, 7.25% due 9/01/2036          1,019,840       1,101,540
                     AA-   Aa3     500,000   Province of Ontario, 7.375% due 1/27/2003                    524,060         524,330
                     AA-   Aa3     500,000   Province of Ontario, 7.625% due 6/27/2004                    531,870         537,070
                     A     A3      400,000   Province of Saskatchewan, 9.125% due 2/15/2021               513,708         519,076
                     AA    Aa3   1,000,000   Republic of Italy, 6.875% due 9/27/2023                      967,770       1,049,510
                                                                                                     ------------    ------------
                                                                                                        4,146,580       4,322,406
=================================================================================================================================
Industrial--         A+    A1    1,000,000   Anheuser-Busch Co., Inc., 6.75% due 11/01/2006               969,880       1,009,730
Consumer Goods--     A     A2      500,000   Philip Morris Companies, Inc., 9% due 1/01/2001              534,935         534,220
0.73%                A     A2      365,000   Philip Morris Companies, Inc., 6.95% due 6/01/2006           367,606         378,016
                     BBB-  Baa3    300,000   RJR Nabisco, Inc., 8.75% due 7/15/2007                       319,341         325,329
                                                                                                     ------------    ------------
                                                                                                        2,191,762       2,247,295
=================================================================================================================================
Industrial--         AA-   A1      500,000   Consolidated Natural Gas Co., 6.625% due 12/01/2008          493,905         510,915
Energy--0.97%        BBB+  Baa2    500,000   Enron Corp., 6.625% due 10/15/2003                           499,400         503,110
                     AA    Aa2     100,000   Mobil Corp., 7.25% due 3/15/1999                             101,251         101,369
                     BBB   Baa2    500,000   Occidental Petroleum Corp., 10.125% due 11/15/2001           562,455         564,120
                     A-    A3    1,000,000   Phillips Petroleum Co., 8.86% due 5/15/2022                1,088,410       1,129,440
                     BBB-  Baa3    150,000   USX Corp., 8.125% due 7/15/2023                              165,882         167,502
                                                                                                     ------------    ------------
                                                                                                        2,911,303       2,976,456
=================================================================================================================================
Industrial--         A     A3      150,000   Chrysler Corp., 7.45% due 3/01/2027                          157,253         160,359
Manufacturing--      AA-   Aa3   1,000,000   E.I. du Pont de Nemours, 7.95% due 1/15/2023               1,009,260       1,053,260
3.05%                A     A1      500,000   Ford Motor Credit Co., 8% due 6/15/2002                      531,655         532,615
                     A     A1    1,000,000   Ford Motor Credit Co., 7.75% due 11/15/2002                1,025,760       1,060,990
                     A     A1      500,000   Ford Motor Credit Co., 7.20% due 6/15/2007                   522,220         527,140
                     AAA   Aaa     300,000   General Electric Capital Corp., 8.375% due 3/01/2001         316,032         319,116
                     A-    A3    1,600,000   General Motors Acceptance Corp., 5.45% due 3/01/1999       1,571,584       1,588,832
                     A-    A3      100,000   General Motors Acceptance Corp., 9.375% due 4/01/2000        106,398         106,414
                     BBB-  Baa2    500,000   Georgia-Pacific Corp., 7.375% due 12/01/2025                 512,055         509,435
                     A     A1    1,000,000   International Business Machines Corp., 7.125%
                                                due 12/01/2096                                            948,080       1,034,560
                     BBB+  A3      500,000   Lockheed Martin Corp., 7.25% due 5/15/2006                   522,245         524,045
                     A     A2      900,000   Lucent Technologies, Inc., 6.90% due 7/15/2001               895,563         923,292

                     BBB   Baa3    500,000   Seagate Technology, Inc., 7.45% due 3/01/2037                505,315         513,510
                     A-    A2      500,000   Xerox Capital Trust I, 8% due 2/01/2027                      517,340         529,369
                                                                                                     ------------    ------------
                                                                                                        9,140,760       9,382,937
=================================================================================================================================
Industrial--         BBB+  Baa1  1,500,000   Norfolk Southern Corp., 7.70% due 5/15/2017                1,538,160       1,652,520
Other--1.24%         BBB   Baa2  1,000,000   Union Pacific Corp., 9.625% due 12/15/2002                 1,135,940       1,130,740
                     BB+   Baa3    650,000   United Air Lines, Inc., 9% due 12/15/2003                    721,292         729,274
                     A     A2      300,000   WMC Finance, USA, 7.25% due 11/15/2013                       291,822         308,643
                                                                                                     ------------    ------------
                                                                                                        3,687,214       3,821,177
=================================================================================================================================
Industrial--         BBB+  Baa2  1,000,000   American Stores Co., 9.125% due 4/01/2002                  1,110,040       1,100,080
Services--2.50%      BBB-  Baa3    500,000   Circus Circus Enterprises, Inc., 7.625% due 7/15/2013        502,325         512,775
                     BBB-  Baa3    450,000   Comcast Cable Communications, 8.375% due 5/01/2007           491,864         501,165
                     BBB+  Baa1  1,000,000   Dayton Hudson Co., 10% due 1/01/2011                       1,227,430       1,276,770
                     A     A2      360,000   May Department Stores Co., 7.60% due 6/01/2025               345,942         392,868
                     BBB   Baa3  1,000,000   News America Holdings, Inc., 8.50% due 2/15/2005           1,073,535       1,096,610
                     A     A2      200,000   Penney (J.C.) & Co., 7.95% due 4/01/2017                     204,476         223,612
                     A-    A2      500,000   Sears, Roebuck & Co., 6.25% due 1/15/2004                    493,995         497,240
                     BBB-  Ba1     500,000   TCI Communications, Inc., 6.875% due 2/15/2006               482,050         501,840
                     BBB-  Ba1     100,000   Tele-Communications, Inc., 9.80% due 2/01/2012               110,548         124,321
                     BBB-  Ba1     500,000   Time Warner, Inc., 7.95% due 2/01/2000                       515,375         515,370
                     BBB-  Ba1     400,000   Time Warner, Inc., 8.18% due 8/15/2007                       410,104         435,384
                     A     A2      500,000   Walt Disney Co., 6.75% due 3/30/2006                         512,650         516,045
                                                                                                     ------------    ------------
                                                                                                        7,480,334       7,694,080
=================================================================================================================================
Utilities--          BBB-  Ba1   1,000,000   360 Communications Co., 7.125% due 3/01/2003               1,019,270       1,021,260
Communications--     AAA   Aaa     900,000   BellSouth Telecommunications, Inc., 6.75% due 10/15/2033     796,973         873,216
1.24%                A     Baa1    750,000   GTE Corp., 7.83% due 5/01/2023                               722,123         779,843
                     A     A2      150,000   MCI Communications Corp., 7.50% due 8/20/2004                155,665         157,271
                     A     Aa3     200,000   U S West Communications, Inc., 6.875% due 9/15/2033          178,850         191,516
                     BBB-  Ba1     750,000   WorldCom, Inc., 7.75% due 4/01/2007                          776,430         805,418
                                                                                                     ------------    ------------
                                                                                                        3,649,311       3,828,524
=================================================================================================================================
Utilities--          AA-   A1    1,470,000   Baltimore Gas & Electric Co., 8.375% due 8/15/2001         1,551,365       1,570,474
Gas & Electric--     BBB+  A3      100,000   Detroit Edison Co., 5.93% due 2/01/2001                       96,905          99,275
2.29%                BBB+  A3      500,000   Detroit Edison Co., 7.22% due 8/01/2002                      518,860         518,905
                     A-    A3      500,000   Houston Lighting & Power Co., 8.75% due 3/01/2022            538,705         561,515
                     A-    A3    1,000,000   Pennsylvania Power & Light Resources, Inc., 8.50%
                                                due 5/01/2022                                           1,056,750       1,067,710
                     A-    A3    1,700,000   Public Service Electric & Gas Co., 6.50% due 6/01/2000     1,699,252       1,711,662
                     A     A2      200,000   Virginia Electric and Power Co., 6.25% due 8/01/1998         200,378         200,378
                     AA+   A2    1,250,000   Wisconsin Electric Power Co., 7.25% due 8/01/2004          1,280,137       1,315,525
                                                                                                     ------------    ------------
                                                                                                        6,942,352       7,045,444
=================================================================================================================================
Yankees--            AA-   Aa3     425,000   Abbey National First Capital, 8.20% due 10/15/2004           450,003         464,920
Corporate--1.44%     A     A2      500,000   BHP Finance USA Ltd., 6.42% due 3/01/2026                    497,170         501,355
                     A+    A2      550,000   Grand Metropolitan Investment PLC, 9% due 8/15/2011          617,518         662,084

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 1997

SCHEDULE OF INVESTMENTS (concluded)

                  Merrill Lynch Aggregate Bond Index Series (concluded)
                  ---------------------------------------------------------------------------------------------------------------
                   S&P    Moody's   Face                                                                                   Value
INDUSTRIES        Ratings Ratings  Amount             Corporate Bonds & Notes                             Cost           (Note la)
=================================================================================================================================
Yankees--            A+    A2   $1,000,000   Hydro-Quebec, 8.875% due 3/01/2026                         1,116,000    $  1,242,780
Corporate            BBB+  A3      500,000   Philips Electronics N.V., 7.75% due 5/15/2025                512,285         534,110
(concluded)          A+    A1    1,000,000   Santander Finance Ltd., 7% due 4/01/2006                   1,004,440       1,022,190
                                                                                                     ------------    ------------
                                                                                                        4,197,416       4,427,439
=================================================================================================================================
                     Total Investments in Corporate Bonds & Notes--20.78%                              62,132,666      63,958,268
=================================================================================================================================
                      Face Amount                     Short-Term Securities
=================================================================================================================================
Repurchase           $11,793,000             Nikko Securities Co., purchased on 12/31/97 to yield
Agreements***--                                 6.75% to 1/02/1998                                     11,793,000      11,793,000
3.83%
=================================================================================================================================
                     Total Investments in Short-Term Securities--3.83%                                 11,793,000      11,793,000
=================================================================================================================================
                     Total Investments--102.68%                                                      $308,640,668     315,982,060
                                                                                                     ============
                     Liabilities in Excess of Other Assets--(2.68%)                                                    (8,241,663)
                                                                                                                     ------------
                     Net Assets--100.00%                                                                             $307,740,397
                                                                                                                     ============
=================================================================================================================================

                     *     Mortgage-Backed Obligations are subject to
                           principal paydowns as a result of prepayments or
                           refinancing of the underlying mortgage
                           instruments. As a result, the average life may be
                           substantially less than the original maturity.
                     **    Subject to principal paydowns.
                     ***   Repurchase Agreements are fully collateralized by
                           US Government Agency Obligations.
                     (a)   The security may be offered and sold to "qualified
                           institutional buyers" under Rule 144A of the Securities Act of 1933.
                     (1)   Represents balloon mortgages that amortize on a
                           30-year schedule and have 5-year maturities.
                     (2)   Represents balloon mortgages that amortize on a
                           30-year schedule and have 7-year maturities.
                     (3)   Represents a "to-be-announced" (TBA) transaction.
                           The Series has committed to purchasing securities for which final maturity information is not available at this time.
                           Ratings of issues shown have not been audited by Deloitte & Touche LLP.
                           See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
AGGREGATE BOND
INDEX SERIES        As of December 31, 1997
==============================================================================================================
Assets:             Investments, at value (identified cost--$308,640,668) (Note 1a)               $315,982,060
                    Cash .......................................................                        98,056
                    Receivables:
                       Interest ................................................    $3,587,396
                       Contributions ...........................................       473,792       4,061,188
                                                                                    ----------
                    Deferred organization expenses (Note 1e) ...................                        15,842

                    Prepaid expenses ...........................................                           714
                                                                                                  ------------
                    Total assets ...............................................                   320,157,860
                                                                                                  ------------
==============================================================================================================
Liabilities:        Payables:
                       Securities purchased ....................................    12,133,853
                       Withdrawals .............................................       181,211
                       Investment adviser (Note 2) .............................         1,471      12,316,535
                                                                                    ----------
                    Accrued expenses and other liabilities .....................                       100,928
                                                                                                  ------------
                    Total liabilities ..........................................                    12,417,463
                                                                                                  ------------
==============================================================================================================
Net Assets:         Net assets .................................................                  $307,740,397
                                                                                                  ============
==============================================================================================================
Net Assets          Partners' capital ..........................................                  $300,399,005
Consist of:         Unrealized appreciation on investments--net ................                     7,341,392
                                                                                                  ------------
                    Net assets .................................................                  $307,740,397
                                                                                                  ============
==============================================================================================================

                    See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
AGGREGATE BOND
INDEX SERIES          For the Period April 3, 1997+ to December 31, 1997
==============================================================================================================
Investment Income     Interest and discount earned...............................                 $  9,531,892
(Note 1d):            Other .....................................................                       54,707
                                                                                                  ------------
                      Total income...............................................                    9,586,599
                                                                                                  ------------
==============================================================================================================
Expenses:             Accounting services (Note 2)...............................   $  113,606
                      Investment advisory fees (Note 2)..........................       88,609
                      Custodian fees.............................................       34,772
                      Professional fees..........................................       16,098
                      Pricing fees...............................................        6,615
                      Trustees' fees and expenses................................        3,065
                      Amortization of organization expenses (Note 1e)............        2,775
                      Registration fees..........................................          250
                      Other .....................................................          879
                      Total expenses before reimbursement........................      266,669
                                                                                    ----------
                      Reimbursement of expenses (Note 2).........................      (42,985)
                                                                                    ----------
                      Total expenses after reimbursement.........................                      223,684
                                                                                                  ------------
                      Investment income--net.....................................                    9,362,915
                                                                                                  ------------
==============================================================================================================
Realized &            Realized gain from investments--net........................                      870,626
Unrealized Gain on    Unrealized appreciation on investments--net................                    7,341,392
Investments - Net                                                                                 ------------
(Notes 1b, 1d & 3):   Net Increase in Net Assets Resulting from Operations.......                 $ 17,574,933
                                                                                                  ============
==============================================================================================================

                      +  Commencement of operations.
                         See Notes to Financial Statements.

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 1997

STATEMENT OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                  For the Period
AGGREGATE BOND                                                                                April 3, 1997+ to
INDEX SERIES       Increase (Decrease) in Net Assets:                                         December 31, 1997
===============================================================================================================
Operations:        Investment income--net...............................................           $  9,362,915
                   Realized gain on investments--net....................................                870,626
                   Unrealized appreciation on investments--net..........................              7,341,392
                                                                                                   ------------
                   Net increase in net assets resulting from operations.................             17,574,933
                                                                                                   ------------
===============================================================================================================
Net Capital        Increase in net assets derived from net capital contributions........            290,165,464
Contributions:                                                                                     ------------
===============================================================================================================
Net Assets:        Total increase in net assets.........................................            307,740,397
                   Beginning of period..................................................                     --
                                                                                                   ------------
                   End of period........................................................           $307,740,397
                                                                                                   ============
===============================================================================================================

                   +  Commencement of operations.
                      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

MERRILL LYNCH                                                                                  For the Period
AGGREGATE BOND          The following ratios have been derived from                           April 3, 1997+ to
INDEX SERIES            information provided in the financial statements.                     December 31, 1997
===============================================================================================================
Ratios to Average       Expenses, net of reimbursement .................................                   .15%*
Net Assets:                                                                                        ===========
                        Expenses .......................................................                   .18%*
                                                                                                   ===========
                        Investment income--net .........................................                  6.34%*
                                                                                                   ===========
===============================================================================================================
Supplemental            Net assets, end of period (in thousands) .......................           $   307,740
Data:                                                                                              ===========
                        Portfolio turnover .............................................                 86.58%
                                                                                                   ===========
===============================================================================================================

                        *  Annualized.
                        +  Commencement of operations.
                           See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
AGGREGATE BOND
INDEX SERIES

1. Significant Accounting Policies:

Merrill Lynch Aggregate Bond Index Series (the "Series") is part of Merrill Lynch Index Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities which are traded both on the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a five-year period.

(f) Dollar rolls--The Series may sell securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date.

                      Merrill Lynch Aggregate Bond Index Fund, December 31, 1997

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH
AGGREGATE BOND
INDEX SERIES

2. Investment Advisory Agreement and Transactions with Affiliates:

The Series has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

MLAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of 0.06% of the average daily value of the Series' net assets. For the period April 3, 1997 to December 31, 1997, MLAM earned fees of $88,609, of which $37,562 was voluntarily waived. MLAM also reimbursed the Series for additional expenses of $5,423.

Accounting services are provided to the Series by MLAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of MLAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period April 3, 1997 to December 31, 1997 were $458,285,968 and $162,247,751, respectively.

Net realized and unrealized gains as of December 31, 1997 were as follows:

------------------------------------------------------------------------
                                           Realized           Unrealized
                                             Gains               Gains
------------------------------------------------------------------------
Long-term investments ..............    $   870,626          $ 7,341,392
                                        -----------          -----------
Total ..............................    $   870,626          $ 7,341,392
                                        ===========          ===========
------------------------------------------------------------------------

As of December 31, 1997, net unrealized appreciation for Federal income tax purposes aggregated $7,333,370, of which $7,369,835 related to appreciated securities and $36,465 related to depreciated securities. At December 31, 1997, the aggregate cost of investments for Federal income tax purposes was $308,648,690.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and
Shareholders of Merrill Lynch
Index Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch International Index Fund (one of the series constituting Merrill Lynch Index Funds, Inc.) as of December 31, 1997, the related statements of operations and changes in net assets, and the financial highlights for the period April 9, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch International Index Fund of the Merrill Lynch Index Funds, Inc. as of December 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period April 9, 1997 to December 31, 1997 in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Princeton, New Jersey

February 18, 1998

                  [This page is intentionally left blank]

STATEMENT OF ASSETS AND LIABILITIES


MERRILL LYNCH
INTERNATIONAL
INDEX FUND           As of December 31, 1997
===========================================================================================================================
Assets:              Investment in Merrill Lynch International Index Series, at value
                       (identified cost--$135,337,487) (Note 1a).......................................        $135,710,532
                     Receivable from administrator (Note 2)...........................................               70,561
                     Deferred organization expenses (Note 1d).........................................               17,590
                     Prepaid registration fees and other assets (Note 1d).............................               38,718
                                                                                                               ------------
                     Total assets.....................................................................          135,837,401
                                                                                                               ------------
===========================================================================================================================
Liabilities:         Payable to distributor (Note 2)..................................................                4,653
                     Accrued expenses and other liabilities...........................................              107,093
                                                                                                               ------------
                     Total liabilities ...............................................................              111,746
                                                                                                               ------------
===========================================================================================================================
Net Assets:          Net assets.......................................................................         $135,725,655
                                                                                                               ============
===========================================================================================================================

Net Assets           Class A Shares of Common Stock, $0.0001 par value, 125,000,000 shares authorized.         $      1,091
Consist of:          Class D Shares of Common Stock, $0.0001 par value, 125,000,000 shares authorized.                  194
                     Paid-in capital in excess of par.................................................          135,436,587
                     Accumulated distributions in excess of investment income--net.....................            (210,669)
                     Undistributed realized capital gains on investments and foreign currency
                       transactions from the Series--net...............................................             125,407
                     Unrealized appreciation on investments and foreign currency transactions from
                       the Series--net.................................................................             373,045
                                                                                                               ------------
                     Net assets.......................................................................         $135,725,655
                                                                                                               ============
===========================================================================================================================
Net Asset            Class A--Based on net assets of $115,190,077 and 10,913,229 shares outstanding....        $      10.56
Value:                                                                                                         ============
                     Class D--Based on net assets of $20,535,578 and 1,944,655 shares outstanding......        $      10.56
                                                                                                               ============
===========================================================================================================================

                     See Notes to Financial Statements.

                       Merrill Lynch International Index Fund, December 31, 1997

STATEMENT OF OPERATIONS


MERRILL LYNCH
INTERNATIONAL
INDEX FUND           For the Period April 9, 1997+ to December 31, 1997
================================================================================================================================
Investment Income    Investment income allocated from the Series................................                     $ 2,268,537
(Notes 1b & 1c):     Expenses allocated from the Series.........................................                        (489,674)
                                                                                                                     -----------
                     Net investment income from the Series......................................                       1,778,863
                                                                                                                     -----------
================================================================================================================================
Expenses:            Administration fee (Note 2)................................................      $  211,373
                     Registration fees (Note 1d)................................................         104,689
                     Transfer agent fees(Note 2)................................................          60,383
                     Printing and shareholder reports...........................................          52,065
                     Account maintenance fee--Class D (Note 2)...................................         43,713
                     Professional fees..........................................................          19,484
                     Amortization of organization expenses (Note 1d)............................           9,202
                     Accounting services (Note 2)...............................................           3,832
                     Directors' fees and expenses...............................................             381
                     Other......................................................................           3,097
                                                                                                      ----------
                     Total expenses before reimbursement........................................         508,219
                     Reimbursement of expenses (Note 2).........................................        (175,510)
                                                                                                      ----------
                     Total expenses after reimbursement.........................................                         332,709
                                                                                                                     -----------
                     Investment income--net......................................................                      1,446,154
                                                                                                                     -----------
================================================================================================================================
Realized &           Realized gain (loss) from the Series on:
Unrealized             Investments--net..........................................................      2,221,644
Gain (Loss) from       Foreign currency transactions--net........................................       (162,656)      2,058,988
the Series--Net:                                                                                      ----------
                     Unrealized appreciation on investments and foreign currency transactions
                       from the Series--net......................................................                        373,045
                                                                                                                     -----------
                     Net realized and unrealized gain on investments and foreign currency
                       transactions from the Series.............................................                       2,432,033
                                                                                                                     -----------
                     Net Increase in Net Assets Resulting from Operations.......................                     $ 3,878,187
                                                                                                                     ===========
================================================================================================================================

                   + Commencement of operations.

                     See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS


MERRILL LYNCH                                                                                                     For the Period
INTERNATIONAL                                                                                                    April 9, 1997+ to
INDEX FUND           Increase (Decrease) in Net Assets:                                                          December 31, 1997
================================================================================================================================
Operations:          Investment income--net..........................................................               $  1,446,154
                     Realized gain on investments and foreign currency transactions from the
                       Series--net...................................................................                  2,058,988
                     Unrealized appreciation on investments and foreign currency transactions
                       from the Series--net..........................................................                    373,045
                                                                                                                    ------------
                     Net increase in net assets resulting from operations...........................                   3,878,187
                                                                                                                    ------------
================================================================================================================================
Dividends &          Investment income--net:
Distributions to       Class A......................................................................                  (1,258,141)
Shareholders           Class D......................................................................                    (188,013)
(Note 1e):           In excess of investment income--net:
                       Class A......................................................................                    (183,280)
                       Class D......................................................................                     (27,389)
                     Realized gain on investments from the Series--net:
                       Class A......................................................................                  (1,638,854)
                       Class D......................................................................                    (294,727)
                                                                                                                    ------------
                     Net decrease in net assets resulting from dividends and distributions
                       to shareholders..............................................................                  (3,590,404)
                                                                                                                    ------------
================================================================================================================================
Capital Share        Net increase in net assets derived from capital share transactions.............                 135,412,872
Transactions                                                                                                        ------------
(Note 4):
================================================================================================================================
Net Assets:          Total increase in net assets...................................................                 135,700,655
                     Beginning of period............................................................                      25,000
                                                                                                                    ------------
                     End of period..................................................................                $135,725,655
                                                                                                                    ============
================================================================================================================================

                   + Commencement of operations.

                     See Notes to Financial Statements.

                       Merrill Lynch International Index Fund, December 31, 1997

FINANCIAL HIGHLIGHTS


                                                                                                         For the Period
                     The following per share data and ratios have been derived                          April 9, 1997+ to
MERRILL LYNCH        from information provided in the financial statements.                             December 31, 1997
INTERNATIONAL                                                                                        -----------------------
INDEX FUND           Increase (Decrease) in Net Asset Value:                                         Class A         Class D
============================================================================================================================
Per Share            Net asset value, beginning of period.......................................     $  10.00       $  10.00
Operating                                                                                            --------       --------
Performance:         Investment income--net......................................................         .10            .15
                     Realized and unrealized gain on investments and foreign currency
                       transactions from the Series--net.........................................         .75            .67
                                                                                                     --------       --------
                     Total from investment operations...........................................          .85            .82
                                                                                                     --------       --------
                     Less dividends and distributions:
                       Investment income--net....................................................        (.12)          (.10)
                       In excess of investment income--net.......................................        (.02)          (.01)
                       Realized gain on investments from the Series--net.........................        (.15)          (.15)
                                                                                                     --------       --------
                     Total dividends and distributions..........................................         (.29)          (.26)
                                                                                                     --------       --------
                     Net asset value, end of period.............................................     $  10.56       $  10.56
                                                                                                     ========       ========
============================================================================================================================
Total Investment     Based on net asset value per share.........................................         8.45%+++       8.22%+++
Return:                                                                                              ========       ========
============================================================================================================================
Ratios to Average    Expenses, net of reimbursement++...........................................          .86%*         1.11%*
Net Assets:                                                                                          ========       ========
                     Expenses++.................................................................         1.10%*         1.35%*
                                                                                                     ========       ========
                     Investment income--net......................................................        1.64%*         1.67%*
                                                                                                     ========       ========
============================================================================================================================
Supplemental         Net assets, end of period (in thousands)...................................     $115,190       $ 20,536
Data:                                                                                                ========       ========
============================================================================================================================

*   Annualized.
+   Commencement of operations.
++  Includes the Fund's share of the Series' allocated expenses.
+++ Aggregate total investment return.

See Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH INTERNATIONAL INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch International Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch International Index Series (the "Series") of the Merrill Lynch Index Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund offers two classes of shares, Class A Shares and Class D Shares. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements which is included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Series, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees and deferred organization expenses--Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization expenses are charged to expense on a straight-line basis over a five-year period.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of net investment income are due primarily to differing tax treatments for post-October losses.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to a distribution plan (the "Distribution Plan") adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance fees. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

The Fund has also entered into an Administrative Services Agreement with Merrill Lynch Asset Management, L.P. ("MLAM").

The general partner of MLAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of ML & Co., which is the limited partner. The Fund pays a monthly fee at an annual rate of 0.24% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the period April 9, 1997 to December 31, 1997, MLAM earned fees of $211,373, of which $175,510 was voluntarily waived.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, MLFD, MLFDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Series for the period April 9, 1997 to December 31, 1997 were $148,665,451 and $17,165,815, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $135,412,872 for the period April 9, 1997 to December 31, 1997.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Period                                         Dollar
April 9, 1997+ to December 31, 1997                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................       13,557,058       $ 146,212,922
Shares issued to shareholders in
reinvestment of dividends
and distributions ........................          282,548           3,003,483
                                                 ----------       -------------
Total issued .............................       13,839,606         149,216,405
Shares redeemed ..........................       (2,927,627)        (32,681,148)
                                                 ----------       -------------
Net increase .............................       10,911,979       $ 116,535,257
                                                 ==========       =============
--------------------------------------------------------------------------------
+ Prior to April 9, 1997 (commencement of operations) the Fund issued 1,250 shares to MLAM for $12,500.

--------------------------------------------------------------------------------
Class D Shares for the Period                                         Dollar
April 9, 1997+ to December 31, 1997                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        2,975,922         $30,254,277
Shares issued to shareholders in
reinvestment of dividends
and distributions ........................           44,774             475,948
                                                 ----------       -------------
Total issued .............................        3,020,696          30,730,225
Shares redeemed ..........................       (1,077,291)        (11,852,610)
                                                 ----------       -------------
Net increase .............................        1,943,405         $18,877,615
                                                 ==========       =============
--------------------------------------------------------------------------------
+ Prior to April 9, 1997 (commencement of operations) the Fund issued 1,250 shares to MLAM for $12,500.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and
Investors of Merrill Lynch
Index Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch International Index Series (one of the series constituting Merrill Lynch Index Trust) as of December 31, 1997, the related statements of operations and changes in net assets, and the financial highlights for the period April 9, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch International Index Series of the Merrill Lynch Index Trust as of December 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period April 9, 1997 to December 31, 1997 in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Princeton, New Jersey

February 18, 1998

SCHEDULE OF INVESTMENTS


                       Merrill Lynch International Index Series
                       -----------------------------------------------------------------------
                                                                      Shares            Value
COUNTRY                Investments                                     Held           (Note 1a)
==============================================================================================
Australia              Australian Gas Light Company (The)             28,500        $  198,522
                       Boral Limited                                  36,500            92,195
                       Broken Hill Proprietary Company Ltd.           32,500           301,494
                       CSR Limited                                    37,800           127,961
                       Coca-Cola Amatil, Ltd.                         18,700           139,584
                       Coles Myer Ltd.                                18,200            87,321
                       Foster's Brewing Group Ltd.                    54,000           102,650
                       ICI Australia Ltd.                             13,300            93,077
                       National Australia Bank Limited                26,500           369,700
                       The News Corporation Ltd.                      49,600           273,493
                       The News Corporation Ltd. (Preferred)          42,500           210,107
                       Normandy Mining Ltd.                           68,300            66,250
                       North Ltd.                                     37,800            99,465
                       Pacific Dunlop Ltd.                            45,500            96,267
                       Pioneer International Ltd.                     46,100           125,746
                       Rio Tinto Ltd.                                 12,000           139,858
                       Santos Ltd.                                    19,400            79,818
                       Schroders Property Fund                       117,800           181,903
                       Smith (Howard) Ltd.                             9,000            74,644
                       Sons of Gwalia Ltd.                            20,800            47,393
                       Tabcorp Holdings Limited                       30,400           142,491
                       WMC Limited                                    30,200           105,182
                       Westpac Banking Corporation                    36,600           233,882
                       -----------------------------------------------------------------------
                       Total Investments in Australia
                         (Cost--$3,754,697)--2.4%                                    3,389,003
==============================================================================================
Austria                Austria Mikro Systeme International AG            700            35,474
                       Bank Austria AG                                 4,467           221,052
                       Bank Austria AG (Class A)                       5,600           283,791
                       Bank Austria AG (Preferred)                     2,866           127,539
                       EA--Generali AG                                   800           210,246
                       Flughafen Wien AG                               2,550           101,362
                       Mayr-Melnhof Karton AG                          1,900           102,319
                       OMV AG (Class A)                                2,500           346,425
                       Oesterreichische Elektrizitaetswirtschafts
                         AG (Verbund)                                  3,750           397,894
                       VA--Technologie AG (VA TECH)                    1,500           227,809
                       Wienerberger Baustoffindustrie AG               1,150           220,821
                       -----------------------------------------------------------------------
                       Total Investments in Austria
                         (Cost--$2,240,917)--1.6%                                    2,274,732
==============================================================================================
Belgium                Barco NV (Belgian American Radio Corp.)           800           146,924
                       Bekaert NV                                        200           119,105
                       Cimenteries CBR
                         Cementbedrijven SA                            2,400           215,848
                       Electrabel SA                                   2,200           509,210
                       Etablissements Delhaize
                         Freres & Cie 'Le Lion' SA                     2,600           132,015
                       Fortis AG                                         900           187,895
                       Generale de Banque SA                             500           217,752
                       Glaverbel SA                                      500            78,323
                       Groupe Bruxelles Lambert SA                       700           101,334
                       Petrofina SA                                      700           258,535
                       Royale Belge SA                                   600           170,961
                       Solvay SA                                       2,000           125,857
                       Union Miniere SA (b)                              900            62,470
                       -----------------------------------------------------------------------
                       Total Investments in Belgium
                         (Cost--$2,212,407)--1.6%                                    2,326,229
==============================================================================================
Denmark                D/S Norden A/S                                      9           415,146
                       D/S Svendborg A/S                                   6           394,126
                       Danisco A/S                                     2,400           133,127
                       Den Danske Bank A/S                             1,500           199,909
                       FLS Industries A/S                              3,000            71,556
                       Novo Nordisk A/S (Class B)                      2,300           329,022
                       Tele Danmark A/S (Class B)                      4,600           285,376
                       Unidanmark A/S                                  1,800           132,164
                       -----------------------------------------------------------------------
                       Total Investments in Denmark
                         (Cost--$1,460,487)--1.4%                                    1,960,426
==============================================================================================
Finland                Kesko OY                                        9,700           150,464
                       Merita OY (Class A)                            30,800           168,488
                       Nokia OY AB (Series A)                          5,300           376,521
                       Nokia OY AB (Series K)                          3,000           214,777
                       Outokumpu OY                                    6,750            79,922
                       Rauma OY                                        3,800            59,293
                       Sampro Insurance Company Ltd.                   3,000            96,650
                       UPM-Kymmene OY                                  8,750           174,438
                       -----------------------------------------------------------------------
                       Total Investments in Finland
                         (Cost--$1,230,227)--0.9%                                    1,320,553
==============================================================================================

                       Merrill Lynch International Index Fund, December 31, 1997


                       Merrill Lynch International Index Series (continued)
                       -----------------------------------------------------------------------
                                                                      Shares            Value
COUNTRY                Investments                                     Held           (Note 1a)
==============================================================================================
France                 Accor SA                                        1,150        $  213,798
                       Alcatel Alsthom Cie Generale
                         d'Electricite SA                              5,450           692,682
                       Axa SA                                         10,800           835,614
                       Banque Nationale de Paris SA (BNP)              7,400           393,298
                       Bouygues SA                                     1,150           130,304
                      +Canal+                                          1,150           213,798
                       Carrefour Supermarche SA                        1,250           652,102
                       Compagnie de Saint-Gobain SA                    3,250           461,663
                       Compagnie Financiere de Paribas SA              6,100           530,038
                       Compagnie Generale des Eaux SA                  4,400           614,055
                       Compagnie Generale des Etablissements
                         Michelin SA (Class B)                         4,800           241,635
                       Comptoirs Modernes SA                             400           204,685
                       Elf Aquitaine SA                                9,050         1,052,500
                       Eridania Beghin-Say SA                          1,300           203,240
                      +France Telecom SA                              26,315           954,405
                       Generale des Eaux SA (Warrants)(a)              1,500             1,019
                       Groupe Casino Guichard Perachon SA              2,600           144,708
                       Groupe Danone SA                                2,650           473,293
                       Havas SA                                        3,150           226,607
                       Imetal SA                                       1,200           149,128
                       L'Air Liquide SA                                2,150           336,484
                       L'Oreal SA                                      2,250           880,337
                       LVMH Moet-Hennessy Louis Vuitton SA             2,950           489,625
                       Lafarge SA                                      3,900           255,875
                       Lagardere SCA                                   4,700           155,391
                       Legrand SA                                      1,050           209,163
                       Lyonnaise des Eaux SA                           4,100           453,663
                       Pathe SA                                          550           106,729
                       Pernod Ricard SA                                3,100           182,323
                       Peugeot SA                                      2,150           271,116
                       Pinault-Printemps-Redoute SA (b)                  750           400,108
                       Promodes SA                                       650           269,654
                       Rhone-Poulenc SA (Class A)                     11,500           515,102
                       SAGEM SA                                          350           155,840
                       Sanofi SA                                       3,750           417,428
                       Schneider SA                                    4,950           268,759
                       Sidel SA                                        1,300            86,177
                       Societe Bic SA                                  2,200           160,568
                       Societe Generale de France SA                   3,250           442,765
                       Societe Nationale d'Exploitation Industrielle
                         des Tabacs et Allumettes SA                   3,400           122,014
                       Sodexho Alliance SA                               300           160,641
                       Thomson-CSF SA                                  4,000           126,067
                       Total SA (Class B)                              8,200           892,341
                       Usinor-Sacilor SA                               9,450           136,435
                       Valeo SA                                        2,650           179,719
                       -----------------------------------------------------------------------
                       Total Investments in France
                         (Cost--$15,089,984)--11.2%                                 16,062,896
==============================================================================================
Germany                AMB Aachener und Muenchener
                         Beteiligungs AG                               2,000           218,479
                       Adidas AG                                       2,000           263,064
                       Allianz AG                                      9,250         2,396,320
                       BASF AG                                        27,150           962,204
                       Bayer AG                                       30,850         1,152,502
                       Bayerische Hypotheken-und
                         Wechsel-Bank AG                              12,200           595,486
                       Bayerische Vereinsbank AG                      12,100           791,733
                       Beiersdorf AG                                   4,450           192,962
                       Bugerus AG                                        250           112,019
                       CKAG Colonia Konzern AG                         1,150           109,962
                       Continental AG                                  5,650           124,697
                       Daimler-Benz AG                                21,900         1,536,458
                       Degussa AG                                      4,400           220,147
                       Deutsche Bank AG                               20,050         1,415,583
                       Deutsche Telekom AG                            95,000         1,787,720
                       Dresdner Bank AG                               19,550           902,074
                       Friedrich Grohe AG (Preferred)                    500           121,192
                       Heidelberger Zement AG                          2,700           192,128
                       Hochtief AG                                     3,400           134,201
                       Karstadt AG                                       700           238,976
                       Linde AG                                          400           244,163
                       Lufthansa AG                                   16,450           315,502
                       MAN AG                                            550           159,301
                       METRO AG                                        9,520           341,361
                       Mannesmann AG                                   1,550           783,272
                       Merck KGaA                                      8,100           263,426
                       Muenchener Rueckversicherungs-
                         Gesellschaft AG                               3,000         1,130,754
                       Preussag AG                                       700           213,642
                       RWE AG                                         14,150           759,103
                       RWE AG (Preferred)                              9,000           380,253
                       SAP AG                                          2,650           805,106

                       SAP AG (Preferred)                              1,850           605,251
                       SGL CARBON AG                                   1,050           135,424
                       Schering AG                                     3,050           294,182
                       Siemens AG                                     23,850         1,412,066
                       Thyssen AG                                      1,450           310,346
                       VEBA AG                                        21,400         1,457,360
                       Viag AG                                         1,150           619,496
                       Volkswagen AG                                   1,200           675,117
                       Volkswagen AG (Preferred)                         400           171,670
                       -----------------------------------------------------------------------
                       Total Investments in Germany
                         (Cost--$22,402,898)--17.1%                                 24,544,702
==============================================================================================
Hong Kong              Cheung Kong (Holdings) Limited                 33,000           216,167
                       China Light & Power Company, Limited           22,000           122,104
                       Hang Seng Bank Limited                         13,000           125,428
                       Hong Kong Telecommunications Ltd.              83,000           170,874
                       Hutchison Whampoa Ltd.                         27,000           169,371
                       Sun Hung Kai Properties Limited                19,000           132,430
                       Swire Pacific Ltd. (Class A)                   18,000            98,742
                       -----------------------------------------------------------------------
                       Total Investments in Hong Kong
                         (Cost--$1,261,299)--0.7%                                    1,035,116
==============================================================================================
Ireland                Allied Irish Banks PLC                         28,800           278,543
                       CRH PLC                                        21,300           249,025
                       Greencore Group PLC                            41,300           193,845
                       Jefferson Smurfit Group PLC                    46,200           130,106
                       -----------------------------------------------------------------------
                       Total Investments in Ireland
                         (Cost--$814,194)--0.6%                                        851,519
==============================================================================================
Italy                  Assicurazioni Generali SpA                     47,100         1,156,735
                       Banca Commerciale Italiana SpA                115,300           400,800
                       Banca Popolare di Milano SpA (SCRL)            23,800           149,322
                       Banco Ambrosiano Veneto SpA                    34,100           130,487
                       Benetton SpA                                   13,056           213,640
                       Bulgari SpA                                    18,400            93,602
                       Cartiere Burgo SpA                             13,000            77,705
                       Credito Italiano SpA                          138,500           427,039
                       Edison SpA                                     43,400           262,480
                       Ente Nazionale Idrocarburi (ENI) SpA          483,700         2,742,206
                       Fiat SpA                                      231,300           672,642
                       Fiat SpA (Preferred)                           80,730           123,203
                       Fiat SpA (RNC)                                 67,300           111,266
                       Finanziario Montedison SpA                    333,000           299,083
                       Istituto Bancario San Paolo di Torino SpA      49,400           471,886
                       Istituto Mobiliare Italiano SpA                37,400           443,929
                       Istituto Nazionale delle Assicurazioni
                         (INA) SpA                                   276,500           560,283
                       Italcementi SpA                                13,900            96,873
                       Italgas SpA                                    50,200           207,133
                       Mediaset SpA                                   77,800           382,140
                       Mediobanca-Banca di Credito                    29,300           230,034
                      +Olivetti Group SpA                            181,344           109,573
                       Parmalat Finanziaria SpA                      112,200           160,449
                       Pirelli SpA                                    94,100           251,579
                       Riunione Adriatica di Sicurta SpA              21,600           211,825
                       Sirti SpA                                      23,000           139,102
                       TIM SpA (RISP)                                 98,400           279,760
                       TIM SpA (RNC)                                  55,365           244,092
                       Telecom Italia Mobile SpA                     252,000         1,163,000
                       Telecom Italia SpA                            218,333         1,394,508
                       -----------------------------------------------------------------------
                       Total Investments in Italy
                         (Cost--$10,777,604)--9.2%                                  13,206,376
==============================================================================================
Japan                  Acom Co., Ltd.                                  5,000           276,392
                       Advantest Corporation                           2,000           113,628
                       Ajinomoto Co., Inc.                            12,000           117,006
                       Alps Electric Co. Ltd.                          4,000            37,774
                       Aoyama Trading Co., Ltd.                        2,000            35,777
                       Asahi Bank, Ltd.                               50,000           203,455
                       Asahi Breweries, Ltd.                          12,000           175,048
                       Asahi Chemical Industry Co., Ltd.              32,000           108,591
                       Asahi Glass Co., Ltd.                          29,000           138,042
                       Autobacs Seven Co., Ltd.                        1,000            28,791
                       Bank of Tokyo-Mitsubishi, Ltd.                101,000         1,395,777
                       Bank of Yokohama, Ltd.                         30,000            79,232
                       Bridgestone Corporation                        16,000           347,639
                       CSK Corporation                                 1,000            25,643
                       Canon Inc.                                     18,000           420,115
                       Casio Computer Co., Ltd.                        2,000            14,372
                       Chiba Bank Ltd.                                14,000            43,532
                       Chugai Pharmaceutical Co., Ltd.                40,000           205,758
                       Citizen Watch Co., Ltd.                         2,000            13,436
                       Cosmo Oil Company, Ltd.                        38,000            57,766
                       Credit Saison Co., Ltd.                         3,000            74,165
                       Dai Nippon Printing Co., Ltd.                  17,000           319,770
                       Daiei, Inc. (The)                              21,000            87,063
                       Daimaru, Inc.                                   5,000            11,823
                       Dainippon Ink & Chemicals, Inc.                66,000           167,217
                       Dainippon Screen Manufacturing Co., Ltd.        4,000            18,426
                       Daito Trust Construction Co., Ltd.              1,000             6,119
                       Daiwa House Industry Co., Ltd.                 24,000           127,140
                       Daiwa Securities Co., Ltd.                     27,000            93,282
                       East Japan Railway Co.                             76           343,678
==============================================================================================

                       Merrill Lynch International Index Fund, December 31, 1997


                       Merrill Lynch International Index Series (continued)
                       -----------------------------------------------------------------------
                                                                      Shares            Value
COUNTRY                Investments                                     Held           (Note 1a)
==============================================================================================
Japan                  Ebara Corporation                               3,000        $   31,785
(concluded)            Eisai Co., Ltd.                                 3,000            45,835
                       Fanuc Ltd.                                      5,000           189,635
                       Fuji Bank, Ltd.                                63,000           255,386
                       Fuji Photo Film Co., Ltd.                      11,000           422,265
                       Fujikura Ltd.                                   6,000            39,800
                       Fujita Kanko Inc.                               1,000            10,749
                       Fujitsu Limited                                40,000           429,942
                       Furukawa Electric Co., Ltd.                    17,000            72,960
                       Gunma Bank, Ltd.                                8,000            52,207
                       Hankyu Department Stores, Inc.                  2,000            11,132
                       Hirose Electric Co., Ltd.                       1,000            51,209
                       Hitachi Ltd.                                   70,000           499,808
                       Honda Motor Co., Ltd.                          21,000           772,284
                       Hoya Corporation                                2,000            62,956
                       Industrial Bank of Japan Ltd.                  55,000           392,706
                       Isetan Company Limited                          6,000            25,106
                       Ito Yokado Co., Ltd.                            9,000           459,501
                       Itochu Corporation                             24,000            37,774
                      +Japan Airlines Company, Ltd.                   38,000           103,570
                       Japan Energy Corp.                             68,000            64,215
                       Joyo Bank, Ltd.                                24,000            84,760
                       Jusco Co., Ltd.                                 7,000            98,887
                       Kajima Corporation                             37,000            93,459
                       Kaneka Corporation                             48,000           217,059
                       Kansai Electric Power Co., Inc. (The)          18,000           305,413
                       Kao Corporation                                14,000            90,288
                       Kawasaki Heavy Industries Ltd.                 19,000            29,466
                       Kawasaki Steel Corporation                     67,000            91,562
                       Keihin Electric Express Railway Co., Ltd.      49,000           171,171
                       Kinden Corporation                              8,000            85,374
                       Kirin Brewery Company Ltd.                     20,000           145,873
                       Kokuyo Co., Ltd.                                1,000            17,274
                       Komatsu Ltd.                                   26,000           130,749
                       Konami Co., Ltd.                                1,000            24,645
                       Kubota Corporation                             90,000           237,697
                       Kurita Water Industries Ltd.                    2,000            20,422
                       Kyocera Corporation                             4,000           181,804
                       Lion Corporation                              111,000           328,952
                       Makita Electric Work Ltd.                       1,000             9,597
                       Marubeni Corporation                           18,000            31,647
                       Marui Co., Ltd.                                 9,000           140,269
                       Matsushita Electric Industrial Co., Ltd.       45,000           659,885
                       Minebea Co., Ltd.                              13,000           139,731
                       Mitsubishi Chemical Corp.                      59,000            84,706
                       Mitsubishi Corporation                         32,000           253,052
                       Mitsubishi Electric Corporation                40,000           102,572
                       Mitsubishi Estate Co., Ltd.                    28,000           305,259
                       Mitsubishi Heavy Industries, Ltd.              71,000           296,537
                       Mitsubishi Logistics Corporation                3,000            31,324
                       Mitsubishi Materials Corporation                8,000            12,898
                       Mitsubishi Oil Company, Ltd.                   38,000            56,307
                      +Mitsubishi Trust and Banking Corp.             28,000           281,612
                       Mitsui & Co., Ltd.                             38,000           225,228
                       Mitsui Chemicals Inc.                             600             1,106
                       Mitsui Fudosan Co., Ltd.                       17,000           164,453
                       Mitsui Marine & Fire Insurance Co., Ltd.       19,000            97,152
                       Mitsui Mining & Smelting Co., Ltd.             10,000            40,230
                       Mitsui O.S.K. Lines, Ltd.                       7,000             9,727
                       Mitsui Trust & Banking Company, Ltd.           28,000            54,388
                       Mitsukoshi, Ltd.                                9,000            23,977
                       Murata Manufacturing Company, Ltd.              5,000           125,912
                       Mycal Corporation                               4,000            33,474
                       NEC Corporation                                34,000           362,841
                       NGK Spark Plug Co., Ltd.                        1,000             5,681
                       NKK Corporation                                90,000            71,862
                       NSK Ltd.                                        4,000             9,981
                       NTN Corporation                                57,000           132,161
                       Namco Limited                                   1,000            29,098
                       Nankai Electric Railway Co., Ltd.              40,000           175,048
                       Nichido Fire & Marine Insurance Co., Ltd.       4,000            20,883
                       Nikon Corporation                               8,000            79,232
                       Nippon Comsys Corporation                       1,000            12,361
                       Nippon Express Co., Ltd.                       24,000           119,770
                       Nippon Fire & Marine Insurance Co., Ltd.       11,000            41,297
                       Nippon Light Metal Company Ltd.                 5,000             7,294
                       Nippon Oil Co., Ltd.                           43,000           111,255
                       Nippon Paper Industries Co., Ltd.              26,000           102,203
                       Nippon Steel Corp.                            144,000           213,374
                       Nippon Telegraph & Telephone Corp.                276         2,373,282
                       Nippon Yusen Kabushiki Kaisha Chiyoda          18,000            49,474
                       Nippondenso Finance NV                         18,000           324,760
                       Nissan Food Products                            1,000            18,196
                       Nissan Motor Co., Ltd.                         51,000           211,440

                       Nitto Denko Corp.                              12,000           207,294
                       Nomura Securities Co., Ltd.                    43,000           574,434
                       Noritake Co., Ltd.                              2,000             9,551
                       OJI Paper Co., Ltd.                            16,000            63,754
                       Obayashi Corporation                           35,000           119,309
                       Omron Corporation                               7,000           109,635
                       Orix Corporation                                1,000            69,866
                       Osaka Gas Co., Ltd.                            38,000            86,940
                       Pioneer Electronic Corp.                        4,000            61,727
                       Rohm Company, Limited                           2,000           204,223
                       SMC Corporation                                 2,000           176,583
                       Sakura Bank Ltd.                               74,000           211,916
                       Sankyo Company Limited                          9,000           203,839
                       Sanyo Electric Co., Ltd.                       54,000           140,960
                       Secom Co., Ltd.                                 4,000           256,123
                       Sega Enterprises, Ltd.                          3,000            54,357
                       Seino Transportation Co., Ltd.                 22,000           109,958
                       Sekisui Chemical Co., Ltd.                     16,000            81,443
                       Sekisui House, Ltd.                            21,000           135,271
                       Seventy-Seven Bank Ltd.                         4,000            28,560
                       Sharp Corporation                              22,000           151,678
                       Shimano Inc.                                    6,000           110,557
                       Shimizu Corporation                            24,000            55,647
                       Shin-Etsu Chemical Co., Ltd.                    7,000           133,820
                       Shiseido Company, Ltd.                         13,000           177,658
                       Shizuoka Bank, Ltd. (The)                      17,000           182,726
                       Sony Corporation                                8,000           712,476
                       Sumitomo Bank, Ltd.                            68,000           777,889
                       Sumitomo Chemical Co., Ltd.                    33,000            76,008
                       Sumitomo Corporation                           24,000           134,511
                       Sumitomo Electric Industries Ltd.              14,000           191,324
                       Sumitomo Heavy Industries, Ltd.                 3,000             9,190
                       Sumitomo Marine & Fire
                         Insurance Co., Ltd.                          18,000            95,355
                       Sumitomo Metal & Mining Co., Ltd.              25,000            82,534
                       Sumitomo Metal Industries, Ltd.                70,000            89,750
                       Taisho Pharmaceutical Co., Ltd.                 5,000           127,831
                       Taiyo Yuden Co., Ltd.                           2,000            13,896
                       Takara Shuzo Co., Ltd.                          2,000             7,447
                       Takashimaya Co.                                 9,000            54,587
                       Takeda Chemical Industries, Ltd.               18,000           514,088
                       Teikoku Oil Co., Ltd.                          57,000           148,791
                       Toho Co., Ltd.                                  1,100           117,390
                       Tohoku Electric Power Company, Inc.            11,000           167,217
                       Tokai Bank, Limited                            44,000           205,390
                       Tokio Marine & Fire Insurance Co., Ltd.        33,000           374,971
                       Tokyo Broadcasting System, Inc.                 4,000            50,672
                       Tokyo Dome Corporation                          3,000            19,992
                       Tokyo Electric Power Co., Inc. (The)           28,000           511,631
                       Tokyo Electron Limited                          4,000           128,369
                       Tokyo Gas Co., Ltd.                            48,000           109,083
                       Tokyu Corporation                              27,000           104,476
                       Toppan Printing Co., Ltd.                      20,000           261,036
                       Toray Industries, Inc.                         23,000           103,301
                       Tostem Corporation                              7,000            75,240
                       Toto Ltd.                                       3,000            19,209
                       Toyo Seikan Kaisha, Ltd.                        8,000           114,242
                       Toyobo Co., Ltd.                              118,000           143,140
                       Toyoda Automatic Loom Works, Ltd.              17,000           313,244
                       Toyota Motor Corporation                       82,000         2,354,549
                       UNI-CHARM Corporation                           1,000            35,470
                       UNY Co., Ltd.                                   5,000            68,714
                       Wacoal Corp.                                   15,000           149,712
                       Yamaguchi Bank Ltd.                             3,000            36,852
                       Yamaha Corporation                              6,000            68,177
                       Yamaichi Securities Company Ltd.               23,000               177
                       Yamanouchi Pharmaceutical Co., Ltd.             4,000            85,988
                       Yamato Transport Co., Ltd.                     23,000           309,021
                       Yamazaki Baking Co., Ltd.                       2,000            19,501
                      +Yasuda Trust & Banking Co., Ltd.               29,000            28,944
                       Yokogawa Electric Corporation                   3,000            18,564
                       -----------------------------------------------------------------------
                       Total Investments in Japan
                         (Cost--$39,971,369)--22.2%                                 31,872,451
==============================================================================================
Malaysia               Commerce Asset Holding BHD                     59,000            28,247
                       Rashid Hassain BHD                             99,000            47,907
                       Resorts World BHD                              60,000           101,158
                       Telekom Malaysia BHD                           44,000           130,245
                       -----------------------------------------------------------------------
                       Total Investments in Malaysia
                         (Cost--$722,564)--0.2%                                        307,557
==============================================================================================
Netherlands            ABN AMRO Holding N.V.                          17,800           346,765
                       Akzo N.V.                                         800           137,936
                       Elsevier N.V.                                  10,800           174,709
                       Heineken N.V.                                     800           139,278
                       Internationale Nederlanden Groep N.V.          10,312           434,329
                       Koninklijke Ahold N.V.                         10,800           281,772
                       Philips Electronics N.V.                        4,000           239,890
                       Royal Dutch Petroleum N.V.                     19,600         1,075,893
                       Royal PTT Nederland N.V.                        6,900           287,897
                       Unilever N.V.                                   8,000           493,194
                       Wolters Kluwer N.V.                             1,200           155,001
                       -----------------------------------------------------------------------
                       Total Investments in the Netherlands
                         (Cost--$3,282,921)--2.6%                                    3,766,664
==============================================================================================

                       Merrill Lynch International Index Fund, December 31, 1997


                       Merrill Lynch International Index Series (continued)
                       -----------------------------------------------------------------------
                                                                      Shares            Value
COUNTRY                Investments                                     Held           (Note 1a)
==============================================================================================
New Zealand            Brierley Investments Limited                  193,600        $  138,186
                       Fletcher Challenge Building                    34,900            71,289
                       Fletcher Challenge Forests Division            44,900            37,259
                       Fletcher Challenge Paper                       63,000            82,258
                       Telecom Corporation of New Zealand             45,100           218,532
                       -----------------------------------------------------------------------
                       Total Investments in New Zealand
                         (Cost--$682,894)--0.4%                                        547,524
==============================================================================================
Norway                 Aker RGI ASA (Class A)                          3,700            66,870
                       Aker RGI ASA (Class B)                          1,900            30,982
                       Christiania Bank og Kreditkasse                42,000           170,077
                       Dyno Industriere ASA                            6,400           123,495
                       Elkem ASA                                       4,200            55,932
                       Kvaerner ASA                                    2,100           107,297
                       Norsk Hydro ASA                                11,000           537,369
                      +Nycomed Amersham PLC                            2,667           100,388
                       Orkla ASA (A Shares)                            2,100           181,207
                      +Petroleum Geo-Services ASA                      1,600           101,101
                      +Storebrand ASA                                 13,700            96,807
                       -----------------------------------------------------------------------
                       Total Investments in Norway
                         (Cost--$1,609,177)--1.1%                                    1,571,525
==============================================================================================
Singapore              City Development Ltd.                          11,000            51,011
                      +Creative Technology Ltd.                        1,000            20,333
                       DBS Land Ltd.                                  58,000            88,966
                       Keppel Corporation Ltd.                        62,000           178,407
                       Singapore Airlines Ltd.                        37,000           241,974
                       -----------------------------------------------------------------------
                       Total Investments in Singapore
                         (Cost--$907,701)--0.4%                                        580,691
==============================================================================================
Spain                  Acerinox S.A.                                     600            88,461
                       Autopista Concesionaria Espanola S.A.
                         (ACESA)                                      11,500           154,102
                       Banco Bilbao Vizcaya S.A.                      24,600           794,692
                       Banco Central Hispanoamericano S.A.            14,400           350,069
                       Banco Santander S.A.                           18,000           600,354
                       Corporacion Bancaria de Espana S.A.
                         (Argentaria)                                  4,400           267,270
                       Corporacion Financiera Alba S.A.                1,100           115,687
                       Endesa S.A.                                    38,400           680,637
                       Fomento de Construcciones y
                         Contratas S.A.                                3,200           121,617
                       Gas Natural SDG S.A.                            6,000           310,596
                       Iberdrola S.A.                                 34,200           449,322
                       Repsol S.A. (ADR) (d)                          11,100           472,774
                       Tabacalera S.A. (Class A)                       1,900           153,758
                       Telefonica de Espana S.A.                      33,700           960,586
                       Union Electrica-Fenosa S.A.                    15,000           143,503
                       -----------------------------------------------------------------------
                       Total Investments in Spain
                         (Cost--$4,759,549)--4.0%                                    5,663,428
==============================================================================================
Sweden                 ABB AB (A Shares)                              13,500           159,834
                       Astra AB 'A' Fria                              23,133           400,628
                       Electrolux AB                                   1,800           124,920
                       H & M Hennes & Mauritz AB                       3,200           141,067
                       Forsakrings AB Skandia                          2,200           103,772
                       Skandinaviska Enskilda Banken AB                9,100           115,190
                       Skanska Banken AB (B Shares)                    2,900           118,893
                       Svenska Cellulosa AB (SCA) (B Shares)           6,500           146,136
                       Svenska Handelsbanken AB                        4,000           138,296
                       Telefonaktiebolaget LM
                         Ericsson (B Shares)                          15,400           578,991
                       Volvo AB (B Shares)                             6,600           177,064
                       -----------------------------------------------------------------------
                       Total Investments in Sweden
                         (Cost--$2,020,099)--1.5%                                    2,204,791
==============================================================================================
Switzerland            ABB AG (Bearer)                                   100           125,728
                       Credit Suisse Group AG (Registered Shares)      1,350           209,044
                       Nestle SA                                         300           449,949
                       Novartis AG                                       400           649,538
                       Roche Holding AG                                   50           496,917
                       Schweizerische Bankgesellschaft AG                200           289,414
                       Schweizerische Rueckversicherungs-
                         Gesellschaft AG                                 100           187,187
                       Schweizerischer Bankverein AG                     600           186,639
                       Zuerich Versicherungs-Gesellschaft                550           262,282
                       -----------------------------------------------------------------------
                       Total Investments in Switzerland
                         (Cost--$2,212,854)--2.0%                                    2,856,698
==============================================================================================

United Kingdom         Abbey National PLC                             16,300           292,091
                       B.A.T. Industries PLC                          36,400           331,220
                       BG PLC                                         50,117           225,549
                       BTR PLC                                        53,100           160,479
                       Barclays PLC                                   15,100           401,292
                       Bass PLC                                       10,700           165,994
                       Boots Company PLC (The)                        20,000           287,930
                       British Aerospace PLC                           4,700           133,938
                       British Airways PLC                            11,700           107,617
                       British Petroleum Co. PLC (The)                56,392           740,991
                       British Sky Broadcasting Group PLC             20,800           155,788
                       British Telecommunications PLC                 67,700           532,079
                       Burmah Castrol PLC                             15,900           276,827
                       Cable & Wireless PLC                           26,400           231,987
                       Cadbury Schweppes PLC                          15,800           159,212
                       Carlton Communications PLC                     30,500           235,452
                       Diageo PLC                                     51,700           475,112
                       EMI Group PLC                                  26,300           219,445
                       General Electric Company PLC                   41,300           267,610
                       Glaxo Wellcome PLC                             37,800           894,046
                       Granada Group PLC                              10,100           154,280
                       Great Universal Stores PLC                     11,300           142,357
                       HSBC Holdings PLC                              18,600           458,869
                       HSBC Holdings PLC                               8,900           228,045
                       Imperial Chemical Industries PLC               14,800           231,179
                       Kingfisher PLC                                 15,500           215,890
                       Lloyds/TSB PLC                                 55,300           714,834
                       LucasVarity PLC                                27,900            98,525
                       Marks and Spencer PLC                          29,200           287,286
                       National Grid Group PLC                        22,500           106,804
                       National Power PLC                             15,900           156,694
                       Pearson PLC                                     9,200           119,528
                       Peninsular & Oriental Steam Navigation
                         Co. (The)                                    21,200           241,135
                       Prudential Corporation PLC                     20,900           251,969
                       Railtrack Group PLC                             6,700           106,416
                       Rank Group PLC                                 17,600            97,998
                       Reed International PLC                         16,900           169,325
                       Reuters Holdings PLC                           19,900           217,360
                       Rio Tinto PLC                                  13,000           159,930
                       Royal & Sun Alliance Insurance Group PLC       20,800           209,425
                       Royal Bank of Scotland Group PLC (The)         15,100           191,718
                       Sainsbury (J.) PLC                             19,300           161,354
                       Scottish & Newcastle PLC                       18,200           222,856
                       Scottish Power PLC                             17,800           157,292
                       SmithKline Beecham PLC                         50,800           519,825
                       Tesco PLC                                      21,372           173,762
                       Unilever PLC                                   36,400           311,490
                       Vodafone Group PLC                             38,800           279,770
                       Zeneca Group PLC                               10,000           351,002
                       -----------------------------------------------------------------------
                       Total Investments in the United Kingdom
                         (Cost--$11,550,770)--9.1%                                  13,031,577
==============================================================================================


SHORT-TERM             Face
SECURITIES            Amount                   Issue
==============================================================================================
Commercial           $2,000,000   Eureka Securitization, Inc., 5.80%
Paper*--7.3%                        due 2/09/1998                                   $1,987,433
                      3,444,000   General Motors Acceptance Corp., 6.75%
                                    due 1/02/1998                                    3,443,354
                      5,000,000   Lexington Parker Capital Corp., 5.93%
                                    due 1/20/1998                                    4,984,351
==============================================================================================

                       Merrill Lynch International Index Fund, December 31, 1997

SCHEDULE OF INVESTMENTS (concluded)


                       Merrill Lynch International Index Series (concluded)
                       ---------------------------------------------------------------------------
                       Face                                                               Value
                       Amount                   Issue                                    (Note la)
==================================================================================================
US Government          $2,000,000   Federal Home Loan Banks, 5.57% due 3/04/1998 (c)  $  1,980,815
Agency Obligations*--
1.4%
                       ---------------------------------------------------------------------------
                       Total Investments in Short-Term Investments
                         (Cost--$12,395,953)--8.7%                                      12,395,953
==================================================================================================
                       Total Investments (Cost--$141,360,565)--98.9%                   141,770,411
                       Unrealized Depreciation on Forward Foreign Exchange
                         Contracts**--(0.1%)                                               (88,722)
                       Variation Margin on Financial Futures Contracts***--0.0%             27,457
                       Other Assets Less Liabilities--1.2%                               1,708,654
                                                                                      ------------
                       Net Assets--100.0%                                             $143,417,800
                                                                                      ============
==================================================================================================

(a) Warrants entitle the Series to purchase a predetermined number of shares of common stock. The purchase price and number of shares are subject to adjustments under certain conditions until the expiration date.

(b) Security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(c) Security held as collateral in connection with open financial futures contracts.

(d) American Depositary Receipts (ADR).

* Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Series.

**  Forward foreign exchange contracts as of December 31, 1997 were as follows:

-------------------------------------------------------------
                                                 Unrealized
Foreign                                         Appreciation
Currency                         Expiration    (Depreciation)
Purchased                           Date         (Note 1b)
-------------------------------------------------------------
A$             386,342           March 1998     $   (2,861)
DM           3,085,130           March 1998        (30,540)
Frf          6,324,145           March 1998        (16,751)
HK$          1,160,640           March 1998            140
(pound)        702,908           March 1998         (2,356)
Lit      1,270,490,000           March 1998        (13,609)
Pta         57,849,200           March 1998         (7,661)
Skr          1,921,815           March 1998         (6,922)
(yen)      238,459,200           March 1998         (8,162)
-------------------------------------------------------------
Total Unrealized Depreciation on Forward
Foreign Exchange Contracts -- Net
(US$ Commitment -- $7,608,087)                  $  (88,722)
                                                ==========
-------------------------------------------------------------

*** Financial futures contracts purchased as of December 31, 1997 were as follows:

-----------------------------------------------------------------------
Number of                                   Expiration          Value
Contracts          Issue       Exchange        Date           (Note 1a)
-----------------------------------------------------------------------
     3          Hang Seng        HKFE      January 1998      $  207,551
    20          IBEX 35          MEFF      January 1998         952,297
    14          OMX              OMLX      January 1998         424,502
    18          DTB              DAX       March 1998         4,281,354
    21          CAC              MATIF     March 1998         2,111,165
    11          FTSE             LIFFE     March 1998         2,341,096
   113          Nikkei 300       OSAKA     March 1998         2,058,726
    13          MIB 30           MSE       March 1998         1,858,591
     9          All Ordinaries   SFE       March 1998           386,108
-----------------------------------------------------------------------
Total Financial Futures Contracts Purchased
(Total Contract Price--$14,496,807)                         $14,621,390
                                                            ===========
-----------------------------------------------------------------------

+  Non-income producing security.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES


MERRILL LYNCH
INTERNATIONAL
INDEX SERIES         As of December 31, 1997
============================================================================================================================
Assets:              Investments, at value (identified cost--$141,360,565) (Note 1a).............               $141,770,411
                     Cash .......................................................................                      7,584
                     Foreign cash (Note 1c) .....................................................                  1,410,507
                     Receivables:
                       Securities sold..........................................................   $ 737,586
                       Dividends................................................................     221,955
                       Contributions............................................................     135,211
                       Variation margin (Note 1b)...............................................      27,457       1,122,209
                                                                                                   ---------
                     Deferred organization expenses (Note 1f)...................................                      11,163
                     Other assets...............................................................                       2,304
                                                                                                                ------------
                     Total assets...............................................................                 144,324,178
                                                                                                                ------------
============================================================================================================================
Liabilities:         Unrealized depreciation on forward foreign exchange contracts (Note 1b)....                      88,722
                     Payables:
                       Withdrawals..............................................................     733,235
                       Investment adviser (Note 2)..............................................       3,142         736,377
                                                                                                   ---------
                     Accrued expenses and other liabilities.....................................                      81,279
                                                                                                                ------------
                     Total liabilities .........................................................                     906,378
                                                                                                                ------------
============================================================================================================================
Net Assets:          Net assets.................................................................                $143,417,800
                                                                                                                ============
============================================================================================================================
Net Assets           Partners' capital..........................................................                $143,001,193
Consist of:          Unrealized appreciation on investments and foreign currency
                     transactions--net..........................................................                     416,607
                                                                                                                ------------
                     Net assets.................................................................                $143,417,800
                                                                                                                ============
============================================================================================================================

                     See Notes to Financial Statements.

                       Merrill Lynch International Index Fund, December 31, 1997

STATEMENT OF OPERATIONS


MERRILL LYNCH
INTERNATIONAL
INDEX SERIES           For the Period April 9, 1997+ to December 31, 1997
============================================================================================================================
Investment Income      Dividends (net of $208,452 foreign withholding tax)........................               $ 1,490,569
(Notes 1d & 1e):       Interest and discount earned...............................................                   613,295
                       Other......................................................................                     1,306
                                                                                                                 -----------
                       Total income...............................................................                 2,105,170
                                                                                                                 -----------
============================================================================================================================
Expenses:              Custodian fees.............................................................  $  127,762
                       Investment advisory fees (Note 2)..........................................     100,102
                       Accounting services (Note 2)...............................................      68,823
                       Pricing fees...............................................................      22,330
                       Professional fees..........................................................       8,155
                       Trustees' fees and expenses................................................       3,361
                       Other......................................................................       1,295
                                                                                                    ----------
                       Total expenses before reimbursement........................................     331,828
                       Reimbursement of expenses (Note 2).........................................     (35,546)
                                                                                                    ----------
                       Total expenses after reimbursement.........................................                   296,282
                                                                                                                 -----------
                       Investment income--net......................................................                1,808,888
                                                                                                                 -----------
============================================================================================================================
Realized &             Realized gain (loss) from:
Unrealized Gain          Investments--net..........................................................  1,983,095
(Loss) on                Foreign currency transactions--net........................................   (292,940)    1,690,155
Investments &                                                                                       ----------
Foreign Currency       Unrealized appreciation (depreciation) from:
Transactions - Net       Investments--net..........................................................    534,429
(Notes 1b, 1c, 1e        Foreign currency transactions--net........................................   (117,822)      416,607
& 3):                                                                                               ----------   -----------
                       Net realized and unrealized gain on investments and foreign currency
                         transactions.............................................................                 2,106,762
                                                                                                                 -----------
                       Net Increase in Net Assets Resulting from Operations.......................               $ 3,915,650
                                                                                                                 ===========
============================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS


MERRILL LYNCH                                                                                               For the Period
INTERNATIONAL                                                                                              April 9, 1997+ to
INDEX SERIES         Increase (Decrease) in Net Assets:                                                    December 31, 1997
============================================================================================================================
Operations:          Investment income--net.....................................................                $  1,808,888
                     Realized gain on investments and foreign currency transactions--net........                   1,690,155
                     Unrealized appreciation on investments and foreign currency
                     transactions--net..........................................................                     416,607
                                                                                                                ------------
                     Net increase in net assets resulting from operations.......................                   3,915,650
                                                                                                                ------------
============================================================================================================================

Net Capital          Increase in net assets derived from net capital contributions..............                 139,502,150
Contributions:                                                                                                  ------------
============================================================================================================================
Net Assets:          Total increase in net assets...............................................                 143,417,800
                     Beginning of period........................................................                          --
                                                                                                                ------------
                     End of period..............................................................                $143,417,800
                                                                                                                ============
============================================================================================================================

FINANCIAL HIGHLIGHTS


MERRILL LYNCH                                                                                               For the Period
INTERNATIONAL        The following ratios have been derived from                                           April 9, 1997+ to
INDEX SERIES         information provided in the financial statements.                                     December 31, 1997
============================================================================================================================
Ratios to Average    Expenses, net of reimbursement.............................................                         .33%*
Net Assets:                                                                                                        =========
                     Expenses...................................................................                         .36%*
                                                                                                                   =========
                     Investment income--net......................................................                       1.99%*
                                                                                                                   =========
============================================================================================================================
Supplemental         Net assets, end of period (in thousands)...................................                   $ 143,418
Data:                                                                                                              =========
                     Portfolio turnover.........................................................                       14.79%
                                                                                                                   =========
                     Average commission rate paid++..............................................                  $   .0118
                                                                                                                   =========
============================================================================================================================

*  Annualized.
++ Includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.
+  Commencement of operations.

   See Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH INTERNATIONAL INDEX SERIES

1. Significant Accounting Policies:

Merrill Lynch International Index Series (the "Series") is part of Merrill Lynch Index Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities which are traded both on the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts

                       Merrill Lynch International Index Fund, December 31, 1997

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH INTERNATIONAL INDEX SERIES

and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell stock index futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Series is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Series' records. However, the effect on operations is recorded from the date the Series enters into such contracts. Premium or discount is amortized over the life of the contracts.

o Foreign currency options and futures--The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a five-year period.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Series has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co.") which is the limited partner.

MLAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of 0.11% of the average daily value of the Series' net assets. For the period April 9, 1997 to December 31, 1997, MLAM earned fees of $100,102, of which $35,546 was voluntarily waived.

Accounting services are provided to the Series by MLAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of MLAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period April 9, 1997 to December 31, 1997 were $142,020,773 and $14,703,706, respectively.

Net realized and unrealized gains (losses) as of December 31, 1997 were as follows:

---------------------------------------------------------------------------
                                         Realized             Unrealized
                                       Gains (Losses)        Gains (Losses)
---------------------------------------------------------------------------
Investments:
 Long-term...........................   $  1,667,804          $   409,846
 Financial futures contracts.........        315,291              124,583
                                        ------------          -----------
Total investments....................      1,983,095              534,429
                                        ------------          -----------
Currency transactions:
 Foreign currency transactions.......         74,950              (29,100)
 Forward foreign exchange contracts..       (367,890)             (88,722)
                                        ------------          -----------
Total currency transactions..........       (292,940)            (117,822)
                                        ------------          -----------
Total................................   $  1,690,155          $   416,607
                                        ============          ===========
---------------------------------------------------------------------------

As of December 31, 1997, net unrealized appreciation for Federal income tax purposes aggregated $156,303, of which $13,170,848 related to appreciated securities and $13,014,545 related to depreciated securities. At December 31, 1997, the aggregate cost of investments for Federal income tax purposes was $141,614,108.

                               TABLE OF CONTENTS

                                                                       PAGE
                                                                      IN THIS
                                                                     STATEMENT
                                                                     ---------
Investment Objectives and Policies..................................      2
 Investment Restrictions............................................      2
Management of the Funds.............................................      4
 Directors and Officers.............................................      4
 Compensation of Directors/Trustees.................................      5
 Administration Arrangements........................................      5
 Management and Advisory Arrangements...............................      6
Purchase of Shares..................................................      8
Redemption of Shares................................................      9
Portfolio Transactions and Brokerage................................      9
Determination of Net Asset Value....................................     11
Shareholder Services................................................     12
 Investment Account.................................................     12
 Automatic Reinvestment of Dividends and Capital Gains
  Distributions.....................................................     13
 Systematic Withdrawal Plans........................................     13
 Automatic Investment Plans.........................................     13
 Retirement Plans...................................................     13
Dividends, Distributions and Taxes..................................     14
 Dividends and Distributions........................................     14
 Taxes..............................................................     14
 Tax Treatment of Options and Futures Transactions..................     16
 Special Rules for Certain Foreign Currency Transactions............     16
 The Series.........................................................     17
Performance Data....................................................     17
General Information.................................................     20
 Description of Shares..............................................     20
 Computation of Offering Price per Share............................     21
 Independent Auditors...............................................     22
 Custodian..........................................................     22
 Transfer Agent.....................................................     22
 Legal Counsel......................................................     23
 Reports to Shareholders............................................     23
 Additional Information.............................................     23
Independent Auditors' Reports and Financial Statements of S&P 500
 Index Fund and S&P 500 Index Series................................     24
Independent Auditors' Reports and Financial Statements of Small Cap
 Index Fund and Small Cap Index Series..............................     42
Independent Auditors' Reports and Financial Statements of Aggregate
 Bond Index Fund and Aggregate Bond Index Series....................     70
Independent Auditors' Reports and Financial Statements of
 International Index Fund and International Index Series............     87

                                                            Code 19004-0397

[LOGO] MERRILL LYNCH

Merrill Lynch
Index Funds, Inc.

[ART]

STATEMENT OF
ADDITIONAL
INFORMATION

March 31, 1998

Distributor:
Merrill Lynch
Funds Distributor, Inc.

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

  (a)FINANCIAL STATEMENTS

    Contained in Part A, the Prospectus:

     Financial Highlights for the period April 3, 1997 (commencement of operations) to December 31, 1997 for S&P 500 Index Fund and Aggregate Bond Index Fund, and the period April 9, 1997 (commencement of operations) to December 31, 1997 for Small Cap Index Fund and International Index Fund.

    Contained in Part B, the Statement of Additional Information:

     Statement of assets and liabilities as of December 31, 1997, the related statements of operations and changes in net assets, and the financial highlights for the period April 3, 1997 (commencement of operations) to December 31, 1997 of S&P 500 Index Fund.

     Schedule of investments and statement of assets and liabilities as of December 31, 1997, the related statements of operations and changes in net assets, and the financial highlights for the period April 3, 1997 (commencement of operations) to December 31, 1997 of S&P 500 Index Series.

     Statement of assets and liabilities as of December 31, 1997, the related statements of operations and changes in net assets, and the financial highlights for the period April 9, 1997 (commencement of operations) to December 31, 1997 of Small Cap Index Fund.

     Schedule of investments and statement of assets and liabilities as of December 31, 1997, the related statements of operations and changes in net assets, and the financial highlights for the period April 9, 1997 (commencement of operations) to December 31, 1997 of Small Cap Index Series.

     Statement of assets and liabilities as of December 31, 1997, the related statements of operations and changes in net assets, and the financial highlights for the period April 3, 1997 (commencement of operations) to December 31, 1997 of Aggregate Bond Index Fund.

     Schedule of investments and statement of assets and liabilities as of December 31, 1997, the related statements of operations and changes in net assets, and the financial highlights for the period April 3, 1997 (commencement of operations) to December 31, 1997 of Aggregate Bond Index Series.

     Statement of assets and liabilities as of December 31, 1997, the related statements of operations and changes in net assets, and the financial highlights for the period April 9, 1997 (commencement of operations) to December 31, 1997 of International Index Fund.

     Schedule of investments and statement of assets and liabilities as of December 31, 1997, the related statements of operations and changes in net assets, and the financial highlights for the period April 9, 1997 (commencement of operations) to December 31, 1997 of
      International Index Series.

  (b)EXHIBITS:

 EXHIBIT
 NUMBER                               DESCRIPTION
 -------                              -----------
   1(a)  --Articles of Incorporation of Registrant.*
   1(b)  --Articles of Amendment.**
   2     --By-Laws of Registrant.*
   3     --None.
   4     --Instrument Defining Rights of Shareholders. Incorporated by refer-
          ence to Exhibits 1 and 2 above.**
   5     --Not Applicable.

 EXHIBIT
 NUMBER                                DESCRIPTION
 -------                               -----------
   6     --Distribution Agreement between Registrant and Merrill Lynch Funds
          Distributor, Inc.**
   7     --None.
   8(a)  --Form of Custody Agreement between Registrant and Merrill Lynch Trust
          Company.**
   8(b)  --Form of Custody Agreement between Registrant and State Street Bank and Trust Company.**
   9(a)  --Form of Administration Agreement between Registrant and Merrill
          Lynch Asset Management, L.P.**
    (b)  --Form of Transfer Agency, Dividend Disbursing Agency and Shareholder
          Servicing Agency Agreement between Registrant and Merrill Lynch Fi-
          nancial Data Services, Inc.**
    (c)  --License Agreement relating to Use of Name between Merrill Lynch &
          Co., Inc. and Registrant.**
  10     --Opinion and consent of Shereff, Friedman, Hoffman & Goodman, LLP, counsel for Registrant.**
  11(a)  --Consent of Deloitte & Touche LLP, independent auditors for the Reg-
          istrant.
  11(b)  --Consent of Deloitte & Touche LLP, independent auditors for Merrill
          Lynch Index Trust.
  12     --None.
  13     --Certificate of Merrill Lynch Asset Management.**
  14     --Not applicable.
  15     --Account Maintenance Plan of the Registrant and Plan Sub-Agreement.**
  16(a)  --Schedule for computation of each performance quotation relating to
          Class A shares of S&P 500 Index Fund provided in the Registration
          Statement in response to Item 22.***
  16(b)  --Schedule for computation of each performance quotation relating to
          Class D shares of S&P 500 Index Fund provided in the Registration
          Statement in response to Item 22.***
  16(c)  --Schedule for computation of each performance quotation relating to
          Class A shares of Small Cap Index Fund provided in the Registration
          Statement in response to Item 22.***
  16(d)  --Schedule for computation of each performance quotation relating to
          Class D shares of Small Cap Index Fund provided in the Registration
          Statement in response to Item 22.***
  16(e)  --Schedule for computation of each performance quotation relating to
          Class A shares of Aggregate Bond Index Fund provided in the Registra-
          tion Statement in response to Item 22.***
  16(f)  --Schedule for computation of each performance quotation relating to
          Class D shares of Aggregate Bond Index Fund provided in the Registra-
          tion Statement in response to Item 22.***
  16(g)  --Schedule for computation of each performance quotation relating to
          Class A shares of International Index Fund provided in the Registra-
          tion Statement in response to Item 22.***
  16(h)  --Schedule for computation of each performance quotation relating to
          Class D shares of International Index Fund provided in the Registra-
          tion Statement in response to Item 22.***
  17(a)  --Financial Data Schedule for Class A shares of S&P 500 Index Fund.
  17(b)  --Financial Data Schedule for Class D shares of S&P 500 Index Fund.
  17(c)  --Financial Data Schedule for Class A shares of Small Cap Index Fund.
  17(d)  --Financial Data Schedule for Class D shares of Small Cap Index Fund.
  17(e)  --Financial Data Schedule for Class A shares of Aggregate Bond Index
          Fund.
  17(f)  --Financial Data Schedule for Class D shares of Aggregate Bond Index
          Fund.
  17(g)  --Financial Data Schedule for Class A shares of International Index
          Fund.
  17(h)  --Financial Data Schedule for Class D shares of International Index
          Fund.
  17(i)  --Financial Data Schedule for S&P 500 Index Series.
  17(j)  --Financial Data Schedule for Small Cap Index Series.
  17(k)  --Financial Data Schedule for Aggregate Bond Index Series.
  17(l)  --Financial Data Schedule for International Index Series.
  17(m)  --Powers of Attorney.**
  18     --Rule 18f-3 Plan.**

--------
  * Incorporated by reference to identically numbered Exhibit to Registrant's initial Registration Statement on Form N-1A (File No. 333-15265).

 ** Incorporated by reference to identically numbered Exhibit to Pre-Effective
    Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-15265).

*** Incorporated by reference to identically numbered Exhibit to Post-Effective
    Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-15265).

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  Registrant is not controlled by or under common control with any person.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

                                                                           NUMBER OF
                                                                           HOLDERS AT
                                                                          FEBRUARY 28,
FUND                                      TITLE OF CLASS                      1998
----                                      --------------                  ------------
S&P 500 Index Fund...... Class A Common Stock, par value $.0001 per share    76,854
                         Class D Common Stock, par value $.0001 per share    12,948
Small Cap Index Fund.... Class A Common Stock, par value $.0001 per share     2,100
                         Class D Common Stock, par value $.0001 per share     2,654
Aggregate Bond Index
 Fund................... Class A Common Stock, par value $.0001 per share    37,185
                         Class D Common Stock, par value $.0001 per share     5,210
International Index
 Fund................... Class A Common Stock, par value $.0001 per share    15,571
                         Class D Common Stock, par value $.0001 per share     1,807

ITEM 27. INDEMNIFICATION.

  Reference is made to Article VI of Registrant's Articles of Incorporation,
Article VI of Registrant's By-Laws and Section 2-418 of the Maryland General Corporation Law.

  Article VI of the By-Laws provides that each current and former officer and Director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent directors, after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

  Each officer and Director of the Registrant claiming indemnification with the scope of Article VI of the By-Laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the General Laws of the State of Maryland; provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking; (b) the Registrant is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

  The Registrant may indemnify, make advances or purchase insurance to the extent provided in Article VI of the By-Laws on behalf of an employee or agent who is not an officer or Director of the Registrant.

  The Registrant has purchased an insurance policy insuring its officers and Directors against liabilities, and certain costs of defending claims against such officers and Directors, to the extent such officers and

Directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties.

  Article IV of the Administration Agreement between Registrant and MLAM (Exhibit 9(a) hereof) limits the liability of MLAM to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard of their respective duties and obligations.

  In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933 (the "Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

  Insofar as indemnification for liabilities arising under the Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

  (a) Merrill Lynch Asset Management, L.P. (the "Manager" or "MLAM"), the investment adviser of Merrill Lynch Index Trust, acts as the investment adviser for the following open-end registered investment companies: Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Fund For Tomorrow, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLAM); and the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. MLAM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

  Fund Asset Management, L.P. ("FAM"), an affiliate of MLAM, acts as the investment adviser for the following open-end registered investment companies:
CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch

Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc., and The Municipal Fund Accumulation Program, Inc.; and for the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc. Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc.; MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest California Insured Fund, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest New York Insured Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Insured Fund II, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield New York Insured Fund III, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Fund, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings New Jersey Insured Fund, Inc., Senior High Income Portfolio, Inc. and Worldwide DollarVest Fund, Inc.

  The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Intermediate Government Bond Fund is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of the Manager, FAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators L.P. ("Princeton Administrators") is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds Distributor, Inc. ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch and Merrill Lynch & Co., Inc. ("ML & Co.") is North Tower, World Financial Center, 250 Vesey Street, New York, New York 10281-1201. The address of Merrill Lynch Financial Data Services ("MLFDS") is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

  Set forth below is a list of each executive officer and partner of the Manager indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since December 1, 1995, for his, her or its own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Zeikel is President director and trustee, Mr. Glenn is Executive Vice President, and Mr. Richard is Treasurer of substantially all of the investment companies listed in the first two paragraphs of this Item 28, and Messrs. Giordano, Harvey, Kirstein and Monagle are directors, trustees or officers of one or more of such companies.

                              POSITIONS WITH             OTHER SUBSTANTIAL BUSINESS,
           NAME                  MANAGER             PROFESSION, VOCATION OR EMPLOYMENT
           ----               --------------         ----------------------------------
 ML & Co. ............... Limited Partner        Financial Services Holding Company; Limited
                                                  Partner of FAM
 Princeton Services...... General Partner        General Partner of FAM
 Arthur Zeikel........... Chairman               Chairman of FAM; President of MLAM and FAM
                                                  from 1977 to 1997; Chairman and Director
                                                  of Princeton Services; President of
                                                  Princeton Services from 1993 to 1997;
                                                  Executive Vice President of ML & Co.

                                                              OTHER SUBSTANTIAL BUSINESS,
           NAME           POSITIONS WITH THE MANAGER       PROFESSION, VOCATION OR EMPLOYMENT
           ----           --------------------------       ----------------------------------
 Jeffrey M. Peek......... President                  President of FAM; President and Director of
                                                      Princeton Services; Executive Vice
                                                      President of ML & Co.
 Terry K. Glenn.......... Executive Vice             Executive Vice President of FAM; Executive
                           President                  Vice President and Director of Princeton
                                                      Services; President and Director of MLFD;
                                                      Director of MLFDS; President of Princeton
                                                      Administrators L.P.
 Linda L. Federici....... Senior Vice President      Senior Vice President of FAM, Senior Vice
                                                      President of Princeton Services
 Vincent R. Giordano..... Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                      President of Princeton Services
 Elizabeth A. Griffin.... Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                      President of Princeton Services
 Norman R. Harvey........ Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                      President of Princeton Services
 Michael J. Hennewinkel.. Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                      President of Princeton Services
 Philip L. Kirstein...... Senior Vice President,     Senior Vice President, General Counsel and
                           General Counsel,           Secretary of FAM; Senior Vice President,
                           Secretary and              General Counsel, Director and Secretary of
                           Director                   Princeton Services
 Ronald M. Kloss......... Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                      President of Princeton Services
 Debra W. Landsman-Yaros. Senior Vice President      Senior Vice President of FAM; Vice
                                                      President of MLFD; Senior Vice President
                                                      of Princeton Services
 Stephen M.M. Miller..... Senior Vice President      Executive Vice President of Princeton
                                                      Administrators L.P.; Senior Vice President
                                                      of Princeton Services
 Joseph T. Monagle....... Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                      President of Princeton Services
 Michael J. Quinn........ Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                      President of Princeton Services; Managing
                                                      Director and First Vice President of
                                                      Merrill Lynch, Pierce, Fenner & Smith
                                                      Incorporated from 1989 to 1995
 Richard L. Reller....... Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                      President of Princeton Services; Director
                                                      of MLFD
 Gerald M. Richard....... Senior Vice President      Senior Vice President and Treasurer of FAM;
                           and Treasurer              Senior Vice President and Treasurer of
                                                      Princeton Services; Vice President and
                                                      Treasurer of MLFD
 Gregory D. Upah......... Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                      President of Princeton Services
 Ronald L. Welburn....... Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                      President of Princeton Services

  (b) Merrill Lynch Asset Management U.K. Limited ("MLAM U.K.") acts as a sub-adviser for the following registered investment companies: Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Consults International Portfolio, Merrill Lynch Convertible Fund, Inc., Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Developing Capital Markets, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund Inc., Merrill Lynch Fund For Tomorrow, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Pacific Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc. and Worldwide DollarVest Fund, Inc. The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-90011. The address of MLAM U.K. is Milton Gate, 1 Moor Lane, London EC2Y 9HA, England.

  Set forth below is a list of each executive officer and director of MLAM U.K. indicating each business, profession, vocation or employment of a substantial nature in which each person has been engaged since October 31, 1995, for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Messrs. Zeikel, Albert, and Richard are officers of one or more of the registered investment companies listed in the first two paragraphs of this
Item 28:

                                                       OTHER SUBSTANTIAL BUSINESS,
        NAME          POSITIONS WITH MLAM U.K.     PROFESSION, VOCATION OR EMPLOYMENT
        ----          ------------------------     -----------------------------------
 Arthur Zeikel...... Director and Chairman      Chairman of the Manager and FAM;
                                                 President of the Manager and FAM from
                                                 1977 to 1997; Chairman and Director of
                                                 Princeton Services; President of
                                                 Princeton Services from 1993 to 1997;
                                                 Executive Vice President of ML & Co.
 Alan J. Albert..... Senior Managing Director   Vice President of the Manager
 Nicholas C.D. Hall. Director                   Director of Merrill Lynch Europe PLC;
                                                 General Counsel of Merrill Lynch
                                                 International Private Banking Group.
 Gerald M. Richard.. Senior Vice President      Senior Vice President and Treasurer of
                                                 the Manager and FAM; Senior Vice
                                                 President and Treasurer of Princeton
                                                 Services; Vice President and Treasurer
                                                 of MLFD
 Carol Ann Langham.. Company Secretary          None
 Debra Anne Searle.. Assistant Company          None
                      Secretary

ITEM 29. PRINCIPAL UNDERWRITERS.

  (a) MLFD acts as the principal underwriter for the Registrant, placement agent for Merrill Lynch Index Trust and as principal underwriter for each of the open-end investment companies referred to in the first two paragraphs of Item 28 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., and The Municipal Fund Accumulation Program, Inc. and MLFD also acts as principal underwriter for the following closed-end funds: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc.

  (b) Set forth below is information concerning each director and officer of MLFD. The principal business address of each such person is Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Aldrich, Breen, Crook, Fatseas and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

                                                    (2)                       (3)
                  (1)                      POSITIONS AND OFFICES     POSITIONS AND OFFICES
                  NAME                     WITH THE DISTRIBUTOR         WITH REGISTRANT
                  ----                     ---------------------     ---------------------
 Terry K. Glenn........................ President and Director      President
 Richard L. Reller..................... Director                    None
 Thomas J. Verage...................... Director                    None
 William E. Aldrich.................... Senior Vice President       None
 Robert W. Crook....................... Senior Vice President       None
 Michael G. Clark...................... Vice President              None
 Michael J. Brady...................... Vice President              None
 William M. Breen...................... Vice President              None
 James T. Fatseas...................... Vice President              None
 Debra W. Landsman-Yaros............... Vice President              None
 Michelle T. Lau....................... Vice President              None
 Gerald M. Richard..................... Vice President and          Treasurer
                                         Treasurer
 Salvatore Venezia..................... Vice President              None
 William Wasel......................... Vice President              None
 Robert Harris......................... Secretary                   Secretary

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

  All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, as amended, and the rules thereunder are maintained at the offices of the Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and its Transfer Agent, MLFDS, 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

ITEM 31. MANAGEMENT SERVICES.

  Other than as set forth under the caption "Management of the Funds" in the Prospectus constituting Part A of the Registration Statement and under "Management of the Funds" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not party to any Management-related service contract.

ITEM 32. UNDERTAKINGS.

  The Registrant will furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 31st day of March, 1998.

                                          Merrill Lynch Index Funds, Inc.
                                                      (Registrant)

                                                    /s/ Terry K. Glenn
                                          By: _________________________________
                                                (TERRY K. GLENN, PRESIDENT)

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

             SIGNATURES                         TITLE                 DATE

         /s/ Terry K. Glenn             President and Director
                                         (Principal Executive Officer)

-------------------------------------                            March 31, 1998
          (TERRY K. GLENN)

                  *                     Treasurer (Principal Financial
                                         Accounting Officer)
                                         and Director

-------------------------------------                            March 31, 1998
         (GERALD M. RICHARD)

                  *                     Director
-------------------------------------                            March 31, 1998
        (JACK B. SUNDERLAND)

                  *                     Director
-------------------------------------                            March 31, 1998
        (STEPHEN B. SWENSRUD)

                  *                     Director
-------------------------------------                            March 31, 1998
        (J. THOMAS TOUCHTON)

         /s/ Terry K. Glenn
*By: ________________________________
 (TERRY K. GLENN, ATTORNEY-IN-FACT)

                                   SIGNATURES

  Merrill Lynch Index Trust has duly caused this Post-Effective Amendment to the Registration Statement of Merrill Lynch Index Funds, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 31st day of March, 1998.

                                          Merrill Lynch Index Trust

                                                    /s/ Terry K. Glenn
                                          By: _________________________________
                                                (TERRY K. GLENN, PRESIDENT)

  This Post-Effective Amendment to the Registration Statement of Merrill Lynch Index Funds, Inc. has been signed below by the following persons in the capacities and on the dates indicated.

             SIGNATURES                              TITLE                  DATE
             ----------                              -----                  ----
            /s/ Terry K. Glenn
-------------------------------------------
             (TERRY K. GLENN)               President and Trustee        March 31, 1998
                                             (Principal Executive
                                             Officer)
                     *
-------------------------------------------
            (GERALD M. RICHARD)             Treasurer (Principal         March 31, 1998
                                             Financial Accounting
                                             Officer) and Trustee
                     *
-------------------------------------------
           (JACK B. SUNDERLAND)             Trustee                      March 31, 1998
                     *
-------------------------------------------
           (STEPHEN B. SWENSRUD)            Trustee                      March 31, 1998
                     *
-------------------------------------------
           (J. THOMAS TOUCHTON)             Trustee                      March 31, 1998

          /s/ Terry K. Glenn
By: _________________________________
    (TERRY K. GLENN, ATTORNEY-IN-
                 FACT)

                                 EXHIBIT INDEX

 EXHIBITS                              DESCRIPTION
 --------                              -----------
  11(a)   --Consent of Deloitte & Touche, LLP, Independent Auditors for the
           Registrant
  11(b)   --Consent of Deloitte & Touche, LLP, Independent Auditors for Merrill
           Lynch Index Trust
  17(a)   --Financial Data Schedule for Class A shares of S&P 500 Index Fund
  17(b)   --Financial Data Schedule for Class D shares of S&P 500 Index Fund
  17(c)   --Financial Data Schedule for Class A shares of Small Cap Index Fund
  17(d)   --Financial Data Schedule for Class D shares of Small Cap Index Fund
  17(e)   --Financial Data Schedule for Class A shares of Aggregate Bond Index
           Fund
  17(f)   --Financial Data Schedule for Class D shares of Aggregate Bond Index
           Fund
  17(g)   --Financial Data Schedule for Class A shares of International Index
           Fund
  17(h)   --Financial Data Schedule for Class D shares of International Index
           Fund
  17(i)   --Financial Data Schedule for S&P 500 Index Series
  17(j)   --Financial Data Schedule for Small Cap Index Series
  17(k)   --Financial Data Schedule for Aggregate Bond Index Series
  17(l)   --Financial Data Schedule for International Index Series

APPENDIX FOR GRAPHIC AND IMAGE MATERIAL

        Pursuant to Rule 304 of Regulation S-T, the following table presents fair and accurate narrative descriptions of graphic and image material omitted from this EDGAR Submission file due to ASCII-incompatibility and cross-references this material to the location of each occurrence in the text.

DESCRIPTION OF OMITTED                      LOCATION OF GRAPHIC
  GRAPHIC OR IMAGE                           OR IMAGE IN TEXT
----------------------                      -------------------
Compass plate, circular                 Back cover of Prospectus and
graph paper and Merrill Lynch            back cover of Statement of
logo including stylized market              Additional Information
bull